Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 91.4%
Bank of America Corp.	13,864	$616,809
JPMorgan Chase & Co.	3,881	614,556
Wells Fargo & Co.	12,408	595,336
Citigroup, Inc.	8,899	537,411
PNC Financial Services Group, Inc.	2,264	453,977
U.S. Bancorp	7,966	447,450
Truist Financial Corp.	7,400	433,270
Bank of New York Mellon Corp.	5,852	339,884
SVB Financial Group*	442	299,782
First Republic Bank	1,448	299,026
State Street Corp.	3,073	285,789
Fifth Third Bancorp	6,159	268,224
Northern Trust Corp.	2,069	247,473
Huntington Bancshares, Inc.	15,154	233,675
KeyCorp	9,808	226,859
Signature Bank	693	224,165
Regions Financial Corp.	10,253	223,515
Citizens Financial Group, Inc.	4,674	220,847
M&T Bank Corp.	1,418	217,776
ICICI Bank Ltd. ADR	8,979	177,694
Toronto-Dominion Bank	2,307	176,901
Royal Bank of Canada	1,642	174,282
Bank of Nova Scotia	2,404	172,343
HDFC Bank Ltd. ADR	2,626	170,874
Comerica, Inc.	1,909	166,083
Popular, Inc.	2,018	165,557
Western Alliance Bancorporation	1,534	165,135
East West Bancorp, Inc.	2,076	163,340
Canadian Imperial Bank of Commerce	1,348	157,123
HSBC Holdings plc ADR	5,205	156,931
Bank of Montreal	1,442	155,332
Zions Bancorp North America	2,454	154,995
Deutsche Bank AG*,1	11,950	149,375
UBS Group AG	8,326	148,786
First Horizon Corp.	8,985	146,725
Commerce Bancshares, Inc.	2,077	142,752
First Citizens BancShares, Inc. — Class A	169	140,243
Cullen/Frost Bankers, Inc.	1,086	136,912
First Financial Bankshares, Inc.	2,609	132,642
BOK Financial Corp.	1,238	130,597
Pinnacle Financial Partners, Inc.	1,365	130,358
Synovus Financial Corp.	2,717	130,063
Prosperity Bancshares, Inc.	1,765	127,610
Glacier Bancorp, Inc.	2,167	122,869
Bank OZK	2,591	120,559
Valley National Bancorp	8,615	118,456
Cadence Bank	3,956	117,849
SouthState Corp.	1,453	116,400
CIT Group, Inc.	2,201	112,999
PacWest Bancorp	2,497	112,789
Wintrust Financial Corp.	1,238	112,435
UMB Financial Corp.	1,058	112,264
United Bankshares, Inc.	3,093	112,214
Webster Financial Corp.	2,006	112,015
ServisFirst Bancshares, Inc.	1,270	107,874
Hancock Whitney Corp.	2,055	102,791
Community Bank System, Inc.	1,361	101,367
Umpqua Holdings Corp.	5,174	99,548
Silvergate Capital Corp. — Class A*	671	99,442
Home BancShares, Inc.	4,025	98,009
Independent Bank Corp.	1,196	97,510
FNB Corp.	7,985	96,858
BankUnited, Inc.	2,265	95,832
Eastern Bankshares, Inc.	4,700	94,799
Ameris Bancorp	1,872	93,001
First Hawaiian, Inc.	3,376	92,266
Simmons First National Corp. — Class A	3,090	91,402
United Community Banks, Inc.	2,531	90,964
Bank of Hawaii Corp.	1,086	90,963
Associated Banc-Corp.	3,992	90,179
Cathay General Bancorp	2,070	88,989
Old National Bancorp	4,881	88,444
Texas Capital Bancshares, Inc.*	1,421	85,615
CVB Financial Corp.	3,941	84,377
Triumph Bancorp, Inc.*	699	83,237
Fulton Financial Corp.	4,869	82,773
Hilltop Holdings, Inc.	2,341	82,263
First Midwest Bancorp, Inc.	3,837	78,582
Columbia Banking System, Inc.	2,391	78,234
Customers Bancorp, Inc.*	1,072	70,077
Great Western Bancorp, Inc.	2,017	68,497
Total Banks		14,163,219
Savings & Loans - 3.6%
People's United Financial, Inc.	7,625	135,877
New York Community Bancorp, Inc.	9,808	119,756
Sterling Bancorp	4,326	111,568
Pacific Premier Bancorp, Inc.	2,436	97,513
Investors Bancorp, Inc.	6,346	96,142
Total Savings & Loans		560,856
Diversified Financial Services - 2.5%
Capital One Financial Corp.	2,652	384,779
Insurance - 2.0%
Equitable Holdings, Inc.	5,465	179,197
Voya Financial, Inc.	2,037	135,074
Total Insurance		314,271
Total Common Stocks
(Cost $9,563,227)		15,423,125

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$26,642	26,642
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	11,018	11,018
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	10,017	10,017
Total Repurchase Agreements
(Cost $47,677)		47,677

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	37,320	$37,320
Total Securities Lending Collateral
(Cost $37,320)		37,320
Total Investments - 100.0%
(Cost $9,648,224)		$15,508,122
Other Assets & Liabilities, net - 0.0%		(6,112)
Total Net Assets - 100.0%		$15,502,010

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,423,125	$—	$—	$15,423,125
Repurchase Agreements	—	47,677	—	47,677
Securities Lending Collateral	37,320	—	—	37,320
Total Assets	$15,460,445	$47,677	$—	$15,508,122

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.6%
Chemicals - 45.9%
Sherwin-Williams Co.	5,075	$1,787,212
Ecolab, Inc.	6,591	1,546,183
Air Products and Chemicals, Inc.	4,961	1,509,434
Dow, Inc.	21,330	1,209,838
DuPont de Nemours, Inc.	14,873	1,201,441
PPG Industries, Inc.	6,865	1,183,801
International Flavors & Fragrances, Inc.	7,715	1,162,265
LyondellBasell Industries N.V. — Class A	11,353	1,047,087
Albemarle Corp.	4,126	964,535
Linde plc	2,659	921,157
Celanese Corp. — Class A	4,757	799,461
CF Industries Holdings, Inc.	10,419	737,457
Eastman Chemical Co.	6,099	737,430
Mosaic Co.	18,193	714,803
FMC Corp.	6,432	706,812
RPM International, Inc.	6,661	672,761
Westlake Chemical Corp.	6,875	667,769
Olin Corp.	9,534	548,396
Huntsman Corp.	14,992	522,921
Nutrien Ltd.	6,835	513,992
Axalta Coating Systems Ltd.*	15,464	512,168
Valvoline, Inc.	13,227	493,235
Ashland Global Holdings, Inc.	4,285	461,323
Element Solutions, Inc.	18,452	448,015
Chemours Co.	12,730	427,219
Balchem Corp.	2,530	426,558
Sensient Technologies Corp.	3,823	382,529
HB Fuller Co.	4,702	380,862
Cabot Corp.	5,846	328,545
Ingevity Corp.*	4,335	310,819
Trinseo plc	5,001	262,352
Total Chemicals		23,588,380
Mining - 17.2%
Freeport-McMoRan, Inc.	36,098	1,506,370
Newmont Corp.	22,911	1,420,940
BHP Group Ltd. ADR[1]	11,184	674,954
Alcoa Corp.	10,742	640,008
Rio Tinto plc ADR[1]	9,027	604,267
Teck Resources Ltd. — Class B	18,869	543,805
MP Materials Corp.*,1	11,632	528,325
Wheaton Precious Metals Corp.	11,667	500,864
Royal Gold, Inc.	4,742	498,906
Franco-Nevada Corp.	3,564	492,866
Agnico Eagle Mines Ltd.	9,231	490,535
Livent Corp.*	14,704	358,484
Arconic Corp.*	10,558	348,520
Compass Minerals International, Inc.	4,553	232,567
Total Mining		8,841,411
Packaging & Containers - 12.3%
Ball Corp.	11,005	1,059,451
Crown Holdings, Inc.	6,248	691,154
Packaging Corporation of America	4,926	670,675
Westrock Co.	14,122	626,452
Berry Global Group, Inc.*	8,088	596,733
Sealed Air Corp.	8,734	589,283
AptarGroup, Inc.	4,310	527,889
Graphic Packaging Holding Co.	22,747	443,566
Sonoco Products Co.	7,546	436,838
Silgan Holdings, Inc.	9,340	400,125
O-I Glass, Inc.*	21,022	252,895
Total Packaging & Containers		6,295,061
Iron & Steel - 8.9%
Nucor Corp.	9,519	1,086,594
Steel Dynamics, Inc.	10,648	660,921
Cleveland-Cliffs, Inc.*	28,766	626,236
Reliance Steel & Aluminum Co.	3,649	591,941
ArcelorMittal S.A.[1]	16,036	510,426
United States Steel Corp.	19,660	468,104
Commercial Metals Co.	10,856	393,964
Allegheny Technologies, Inc.*	16,419	261,555
Total Iron & Steel		4,599,741
Building Materials - 6.4%
Vulcan Materials Co.	4,678	971,059
Martin Marietta Materials, Inc.	2,187	963,417
Louisiana-Pacific Corp.	6,174	483,733
Eagle Materials, Inc.	2,903	483,234
Summit Materials, Inc. — Class A*	10,185	408,826
Total Building Materials		3,310,269
Biotechnology - 2.1%
Corteva, Inc.	23,194	1,096,612
Forest Products & Paper - 1.9%
International Paper Co.	16,752	787,009
Sylvamo Corp.*	7,247	202,119
Total Forest Products & Paper		989,128
Household Products & Housewares - 1.6%
Avery Dennison Corp.	3,698	800,876
Housewares - 1.1%
Scotts Miracle-Gro Co. — Class A	3,380	544,180
Distribution & Wholesale - 0.8%
Avient Corp.	7,595	424,940
Coal - 0.4%
Warrior Met Coal, Inc.	8,426	216,633
Total Common Stocks
(Cost $28,848,430)		50,707,231

EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Junior Gold Miners ETF	9,350	392,046
Total Exchange-Traded Funds
(Cost $403,832)		392,046

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$305,835	305,835
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	126,484	126,484
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	114,985	114,985
Total Repurchase Agreements
(Cost $547,304)		547,304

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,346,064	$1,346,064
Total Securities Lending Collateral
(Cost $1,346,064)		1,346,064
Total Investments - 103.1%
(Cost $31,145,630)		$52,992,645
Other Assets & Liabilities, net - (3.1)%		(1,570,262)
Total Net Assets - 100.0%		$51,422,383

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$50,707,231	$—	$—	$50,707,231
Exchange-Traded Funds	392,046	—	—	392,046
Repurchase Agreements	—	547,304	—	547,304
Securities Lending Collateral	1,346,064	—	—	1,346,064
Total Assets	$52,445,341	$547,304	$—	$52,992,645

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.3%
Biotechnology - 70.8%
Amgen, Inc.	38,551	$8,672,819
Moderna, Inc.*	29,613	7,521,110
Gilead Sciences, Inc.	102,593	7,449,278
Regeneron Pharmaceuticals, Inc.*	10,245	6,469,922
Vertex Pharmaceuticals, Inc.*	27,017	5,932,933
Illumina, Inc.*	15,460	5,881,602
Corteva, Inc.	98,408	4,652,730
Biogen, Inc.*	19,255	4,619,660
Seagen, Inc.*	26,829	4,147,763
Royalty Pharma plc — Class A	99,744	3,974,798
BioNTech SE ADR*,1	15,418	3,974,761
Horizon Therapeutics plc*	36,104	3,890,567
Alnylam Pharmaceuticals, Inc.*	19,828	3,362,432
BioMarin Pharmaceutical, Inc.*	36,440	3,219,474
Incyte Corp.*	42,795	3,141,153
United Therapeutics Corp.*	12,013	2,595,769
Guardant Health, Inc.*	25,001	2,500,600
Biohaven Pharmaceutical Holding Company Ltd.*	17,706	2,440,064
CRISPR Therapeutics AG*,1	30,949	2,345,315
Mirati Therapeutics, Inc.*	15,595	2,287,631
Novavax, Inc.*	15,690	2,244,768
Arrowhead Pharmaceuticals, Inc.*	30,464	2,019,763
Blueprint Medicines Corp.*	18,291	1,959,149
Arena Pharmaceuticals, Inc.*	20,183	1,875,808
Ultragenyx Pharmaceutical, Inc.*	22,258	1,871,675
Exelixis, Inc.*	102,380	1,871,506
Halozyme Therapeutics, Inc.*	46,455	1,867,956
Fate Therapeutics, Inc.*	31,339	1,833,645
Denali Therapeutics, Inc.*	40,295	1,797,157
Beam Therapeutics, Inc.*	21,897	1,744,972
Apellis Pharmaceuticals, Inc.*	35,980	1,701,135
NeoGenomics, Inc.*	47,780	1,630,254
Ionis Pharmaceuticals, Inc.*	52,484	1,597,088
Twist Bioscience Corp.*	18,149	1,404,551
Iovance Biotherapeutics, Inc.*	70,652	1,348,747
TG Therapeutics, Inc.*	70,397	1,337,543
Veracyte, Inc.*	31,551	1,299,901
BioCryst Pharmaceuticals, Inc.*	93,779	1,298,839
ChemoCentryx, Inc.*	35,140	1,279,447
Emergent BioSolutions, Inc.*	27,123	1,179,037
Cassava Sciences, Inc.*,1	23,842	1,041,896
Editas Medicine, Inc.*	37,102	985,058
Bridgebio Pharma, Inc.*,1	48,305	805,727
Total Biotechnology		125,076,003
Pharmaceuticals - 16.9%
AbbVie, Inc.	90,728	12,284,571
AstraZeneca plc ADR	66,425	3,869,256
Viatris, Inc.	239,216	3,236,593
Jazz Pharmaceuticals plc*	21,490	2,737,826
Intellia Therapeutics, Inc.*	18,875	2,231,780
Neurocrine Biosciences, Inc.*	25,982	2,212,887
Sarepta Therapeutics, Inc.*	24,541	2,209,917
Ironwood Pharmaceuticals, Inc. — Class A*	92,609	1,079,821
Total Pharmaceuticals		29,862,651
Healthcare-Products - 6.4%
Bio-Techne Corp.	7,001	3,621,897
Exact Sciences Corp.*	35,370	2,752,847
Natera, Inc.*	24,363	2,275,261
Pacific Biosciences of California, Inc.*	76,186	1,558,765
CareDx, Inc.*	26,000	1,182,480
Total Healthcare-Products		11,391,250
Healthcare-Services - 5.2%
ICON plc*	9,725	3,011,833
Syneos Health, Inc.*	25,019	2,568,951
Medpace Holdings, Inc.*	10,080	2,193,811
Invitae Corp.*	89,800	1,371,246
Total Healthcare-Services		9,145,841
Total Common Stocks
(Cost $95,501,594)		175,475,745

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$681,359	681,359
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	281,790	281,790
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	256,173	256,173
Total Repurchase Agreements
(Cost $1,219,322)		1,219,322

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	6,174,645	6,174,645
Total Securities Lending Collateral
(Cost $6,174,645)		6,174,645
Total Investments - 103.5%
(Cost $102,895,561)		$182,869,712
Other Assets & Liabilities, net - (3.5)%		(6,172,807)
Total Net Assets - 100.0%		$176,696,905

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$175,475,745	$—	$—	$175,475,745
Repurchase Agreements	—	1,219,322	—	1,219,322
Securities Lending Collateral	6,174,645	—	—	6,174,645
Total Assets	$181,650,390	$1,219,322	$—	$182,869,712

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Food - 36.2%
Mondelez International, Inc. — Class A	48,760	$3,233,276
Kraft Heinz Co.	62,440	2,241,596
Sysco Corp.	27,606	2,168,451
Hershey Co.	10,983	2,124,881
General Mills, Inc.	31,528	2,124,357
Kroger Co.	42,546	1,925,632
Tyson Foods, Inc. — Class A	21,790	1,899,216
McCormick & Company, Inc.	18,009	1,739,850
Hormel Foods Corp.	35,147	1,715,525
Kellogg Co.	24,546	1,581,253
Conagra Brands, Inc.	39,950	1,364,293
J M Smucker Co.	9,468	1,285,944
Albertsons Companies, Inc. — Class A	41,617	1,256,417
Campbell Soup Co.	27,672	1,202,625
Lamb Weston Holdings, Inc.	16,920	1,072,390
US Foods Holding Corp.*	27,256	949,327
Post Holdings, Inc.*	8,199	924,273
Performance Food Group Co.*	19,639	901,234
Ingredion, Inc.	8,777	848,209
Flowers Foods, Inc.	29,539	811,436
Sanderson Farms, Inc.	3,617	691,136
Hain Celestial Group, Inc.*	15,935	678,990
Beyond Meat, Inc.*,1	10,415	678,641
Sprouts Farmers Market, Inc.*	20,946	621,677
Grocery Outlet Holding Corp.*	19,695	556,975
TreeHouse Foods, Inc.*	12,306	498,762
Total Food		35,096,366
Beverages - 25.9%
Coca-Cola Co.	91,070	5,392,255
PepsiCo, Inc.	29,936	5,200,183
Keurig Dr Pepper, Inc.	66,381	2,446,804
Monster Beverage Corp.*	25,324	2,432,117
Constellation Brands, Inc. — Class A	9,269	2,326,241
Brown-Forman Corp. — Class B	26,991	1,966,564
Molson Coors Beverage Co. — Class B	23,532	1,090,708
Coca-Cola Europacific Partners plc	17,365	971,224
Anheuser-Busch InBev S.A. ADR[1]	14,817	897,169
Boston Beer Company, Inc. — Class A*	1,610	813,211
Celsius Holdings, Inc.*	10,848	808,935
Fomento Economico Mexicano SAB de CV ADR	9,525	740,188
Total Beverages		25,085,599
Cosmetics & Personal Care - 14.5%
Procter & Gamble Co.	41,172	6,734,916
Estee Lauder Companies, Inc. — Class A	10,301	3,813,430
Colgate-Palmolive Co.	33,698	2,875,787
Beauty Health Co.*	26,980	651,837
Total Cosmetics & Personal Care		14,075,970
Agriculture - 12.9%
Philip Morris International, Inc.	42,896	4,075,120
Altria Group, Inc.	66,183	3,136,412
Archer-Daniels-Midland Co.	30,921	2,089,950
Bunge Ltd.	13,282	1,240,008
Darling Ingredients, Inc.*	16,929	1,173,011
British American Tobacco plc ADR[1]	22,301	834,280
Total Agriculture		12,548,781
Household Products & Housewares - 6.4%
Kimberly-Clark Corp.	16,456	2,351,892
Church & Dwight Company, Inc.	16,465	1,687,662
Clorox Co.	8,777	1,530,358
Spectrum Brands Holdings, Inc.	6,808	692,510
Total Household Products & Housewares		6,262,422
Retail - 2.2%
Casey's General Stores, Inc.	4,639	915,507
Freshpet, Inc.*	6,902	657,553
Nu Skin Enterprises, Inc. — Class A	10,813	548,760
Total Retail		2,121,820
Pharmaceuticals - 0.8%
Herbalife Nutrition Ltd.*	18,085	740,219
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	14,125	566,413
Total Common Stocks
(Cost $46,861,988)		96,497,590

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$257,788	257,788
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	106,614	106,614
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	96,921	96,921
Total Repurchase Agreements
(Cost $461,323)		461,323

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,240,022	1,240,022
Total Securities Lending Collateral
(Cost $1,240,022)		1,240,022
Total Investments - 101.2%
(Cost $48,563,333)		$98,198,935
Other Assets & Liabilities, net - (1.2)%		(1,178,870)
Total Net Assets - 100.0%		$97,020,065

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$96,497,590	$—	$—	$96,497,590
Repurchase Agreements	—	461,323	—	461,323
Securities Lending Collateral	1,240,022	—	—	1,240,022
Total Assets	$97,737,612	$461,323	$—	$98,198,935

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 75.8%
Consumer, Non-cyclical - 16.5%
UnitedHealth Group, Inc.	7,121	$3,575,739
Amgen, Inc.	7,121	1,602,011
Johnson & Johnson	7,121	1,218,190
Procter & Gamble Co.	7,121	1,164,853
Merck & Company, Inc.	7,121	545,753
Coca-Cola Co.	7,121	421,635
Total Consumer, Non-cyclical		8,528,181
Financial - 14.8%
Goldman Sachs Group, Inc.	7,121	2,724,139
Visa, Inc. — Class A	7,121	1,543,192
American Express Co.	7,121	1,164,995
JPMorgan Chase & Co.	7,121	1,127,610
Travelers Companies, Inc.	7,121	1,113,938
Total Financial		7,673,874
Consumer, Cyclical - 14.4%
Home Depot, Inc.	7,121	2,955,286
McDonald's Corp.	7,121	1,908,927
NIKE, Inc. — Class B	7,121	1,186,857
Walmart, Inc.	7,121	1,030,338
Walgreens Boots Alliance, Inc.	7,121	371,431
Total Consumer, Cyclical		7,452,839
Technology - 13.1%
Microsoft Corp.	7,121	2,394,934
salesforce.com, Inc.*	7,121	1,809,660
Apple, Inc.	7,121	1,264,476
International Business Machines Corp.	7,121	951,793
Intel Corp.	7,121	366,732
Total Technology		6,787,595
Industrial - 10.9%
Honeywell International, Inc.	7,121	1,484,800
Caterpillar, Inc.	7,121	1,472,195
Boeing Co.*	7,121	1,433,600
3M Co.	7,121	1,264,903
Total Industrial		5,655,498
Communications - 3.7%
Walt Disney Co.*	7,121	1,102,972
Cisco Systems, Inc.	7,121	451,258
Verizon Communications, Inc.	7,121	370,007
Total Communications		1,924,237
Energy - 1.6%
Chevron Corp.	7,121	835,649
Basic Materials - 0.8%
Dow, Inc.	7,121	403,903
Total Common Stocks
(Cost $31,599,490)		39,261,776

MUTUAL FUNDS† - 6.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	178,192	1,767,663
Guggenheim Strategy Fund II1	69,520	1,729,658
Total Mutual Funds
(Cost $3,495,831)		3,497,321

	Face Amount
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	$200,000	199,911
0.04% due 01/06/22[3,4]	54,000	54,000
Total U.S. Treasury Bills
(Cost $253,924)		253,911

REPURCHASE AGREEMENTS††,5 - 16.4%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	4,753,641	4,753,641
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	1,965,965	1,965,965
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	1,787,240	1,787,240
Total Repurchase Agreements
(Cost $8,506,846)		8,506,846
Total Investments - 99.5%
(Cost $43,856,091)		$51,519,854
Other Assets & Liabilities, net - 0.5%		259,409
Total Net Assets - 100.0%		$51,779,263

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	18	Mar 2022	$3,260,700	$15,498

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	01/27/22	209	$7,605,519	$214,796
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	01/26/22	47	1,715,789	37,485
							$9,321,308	$252,281

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,261,776	$—	$—	$39,261,776
Mutual Funds	3,497,321	—	—	3,497,321
U.S. Treasury Bills	—	253,911	—	253,911
Repurchase Agreements	—	8,506,846	—	8,506,846
Equity Futures Contracts**	15,498	—	—	15,498
Equity Index Swap Agreements**	—	252,281	—	252,281
Total Assets	$42,774,595	$9,013,038	$—	$51,787,633

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,835,969	$300,000	$(400,000)	$2,903	$(9,214)	$1,729,658	69,520	$17,424
Guggenheim Ultra Short Duration Fund — Institutional Class	623,081	1,450,000	(300,000)	302	(5,720)	1,767,663	178,192	7,015
	$2,459,050	$1,750,000	$(700,000)	$3,205	$(14,934)	$3,497,321		$24,439

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.7%
Semiconductors - 92.8%
NVIDIA Corp.	30,407	$8,943,003
Broadcom, Inc.	8,767	5,833,649
Intel Corp.	97,044	4,997,766
QUALCOMM, Inc.	26,465	4,839,655
Texas Instruments, Inc.	23,995	4,522,338
Advanced Micro Devices, Inc.*	30,853	4,439,747
Applied Materials, Inc.	26,436	4,159,969
Micron Technology, Inc.	39,620	3,690,603
Lam Research Corp.	4,940	3,552,601
Analog Devices, Inc.	18,851	3,313,440
Marvell Technology, Inc.	34,089	2,982,447
KLA Corp.	6,645	2,858,081
Taiwan Semiconductor Manufacturing Company Ltd. ADR	22,128	2,662,220
Xilinx, Inc.	11,770	2,495,593
NXP Semiconductor N.V.	10,617	2,418,340
Microchip Technology, Inc.	27,608	2,403,552
ASML Holding N.V. — Class G	2,519	2,005,477
ON Semiconductor Corp.*	28,451	1,932,392
Teradyne, Inc.	10,985	1,796,377
Skyworks Solutions, Inc.	11,159	1,731,207
Monolithic Power Systems, Inc.	3,371	1,663,015
Entegris, Inc.	11,004	1,524,934
Qorvo, Inc.*	9,396	1,469,440
STMicroelectronics N.V. — Class Y1	26,512	1,295,907
Wolfspeed, Inc.*	11,250	1,257,412
Synaptics, Inc.*	4,088	1,183,517
Lattice Semiconductor Corp.*	14,608	1,125,692
MKS Instruments, Inc.	6,335	1,103,367
Silicon Laboratories, Inc.*	4,892	1,009,807
Azenta, Inc.	9,493	978,823
Ambarella, Inc.*	4,698	953,177
Amkor Technology, Inc.	35,793	887,308
SiTime Corp.*	3,003	878,498
MaxLinear, Inc. — Class A*	11,334	854,470
Semtech Corp.*	9,445	839,944
Power Integrations, Inc.	9,038	839,540
Cirrus Logic, Inc.*	8,728	803,151
CMC Materials, Inc.	3,739	716,729
Total Semiconductors		90,963,188
Energy-Alternate Sources - 4.7%
Enphase Energy, Inc.*	8,912	1,630,361
SolarEdge Technologies, Inc.*	4,679	1,312,787
First Solar, Inc.*	11,557	1,007,308
SunPower Corp. — Class A*,1	30,630	639,248
Total Energy-Alternate Sources		4,589,704
Chemicals - 1.2%
Daqo New Energy Corp. ADR*	29,424	1,186,376
Electrical Components & Equipment - 1.0%
Universal Display Corp.	6,045	997,606
Total Common Stocks
(Cost $63,893,453)		97,736,874

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$568,913	568,913
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	235,286	235,286
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	213,896	213,896
Total Repurchase Agreements
(Cost $1,018,095)		1,018,095

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,386,869	1,386,869
Total Securities Lending Collateral
(Cost $1,386,869)		1,386,869
Total Investments - 102.1%
(Cost $66,298,417)		$100,141,838
Other Assets & Liabilities, net - (2.1)%		(2,079,436)
Total Net Assets - 100.0%		$98,062,402

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$97,736,874	$—	$—	$97,736,874
Repurchase Agreements	—	1,018,095	—	1,018,095
Securities Lending Collateral	1,386,869	—	—	1,386,869
Total Assets	$99,123,743	$1,018,095	$—	$100,141,838

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 46.9%
Technology - 16.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,500	$541,395
Infosys Ltd. ADR	6,136	155,302
NetEase, Inc. ADR	684	69,618
United Microelectronics Corp. ADR[1]	4,236	49,561
Wipro Ltd. ADR	2,713	26,479
ASE Technology Holding Company Ltd. ADR	3,134	24,477
Bilibili, Inc. ADR*	398	18,467
Total Technology		885,299
Communications - 13.6%
Alibaba Group Holding Ltd. ADR*	3,092	367,299
JD.com, Inc. ADR*	1,575	110,360
Baidu, Inc. ADR*	520	77,371
Pinduoduo, Inc. ADR*	804	46,873
America Movil SAB de CV — Class L ADR	2,129	44,943
Chunghwa Telecom Company Ltd. ADR	697	29,420
Telkom Indonesia Persero Tbk PT ADR	872	25,279
Trip.com Group Ltd. ADR*	846	20,828
GDS Holdings Ltd. ADR*	209	9,857
SK Telecom Company Ltd. ADR[1]	355	9,466
Grupo Televisa SAB ADR	928	8,695
Total Communications		750,391
Financial - 6.8%
HDFC Bank Ltd. ADR	2,292	149,140
ICICI Bank Ltd. ADR	4,707	93,152
KB Financial Group, Inc. ADR	717	33,097
Banco Bradesco S.A. ADR	8,889	30,400
Shinhan Financial Group Company Ltd. ADR	947	29,272
China Life Insurance Company Ltd. ADR[1]	2,728	22,452
KE Holdings, Inc. ADR*	919	18,490
Total Financial		376,003
Basic Materials - 4.4%
Vale S.A. ADR	7,549	105,837
POSCO ADR	556	32,409
Gold Fields Ltd. ADR	1,627	17,881
Sasol Ltd. ADR*	1,061	17,400
AngloGold Ashanti Ltd. ADR	765	16,050
Suzano S.A. ADR*	1,447	15,628
Sibanye Stillwater Ltd. ADR	1,223	15,336
Sociedad Quimica y Minera de Chile S.A. ADR	262	13,213
Gerdau S.A. ADR	2,101	10,337
Total Basic Materials		244,091
Consumer, Cyclical - 2.0%
NIO, Inc. ADR*	2,496	79,073
Tata Motors Ltd. ADR*,1	645	20,698
Huazhu Group Ltd. ADR*	270	10,082
Total Consumer, Cyclical		109,853
Consumer, Non-cyclical - 1.9%
Fomento Economico Mexicano SAB de CV ADR	337	26,188
BeiGene Ltd. ADR*	96	26,009
Ambev S.A. ADR	8,080	22,624
Dr Reddy's Laboratories Ltd. ADR	223	14,587
Zai Lab Ltd. ADR*	140	8,799
Natura & Company Holding S.A. ADR*	771	7,147
Total Consumer, Non-cyclical		105,354
Energy - 1.4%
Petroleo Brasileiro S.A. ADR	3,411	37,453
China Petroleum & Chemical Corp. ADR	468	21,767
PetroChina Company Ltd. ADR[1]	387	17,109
Total Energy		76,329
Industrial - 0.8%
ZTO Express Cayman, Inc. ADR	809	22,830
Cemex SAB de CV ADR*	2,775	18,814
Total Industrial		41,644
Total Common Stocks
(Cost $2,373,070)		2,588,964

PREFERRED STOCKS† - 1.4%
Energy - 0.8%
Petroleo Brasileiro S.A. ADR	4,211	42,573
Financial - 0.6%
Itau Unibanco Holding S.A. ADR	8,884	33,315
Total Preferred Stocks
(Cost $77,718)		75,888

	Face Amount
REPURCHASE AGREEMENTS††,2 - 24.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	$766,732	766,732
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	317,098	317,098
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	288,270	288,270
Total Repurchase Agreements
(Cost $1,372,100)		1,372,100

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[5]	77,597	77,597
Total Securities Lending Collateral
(Cost $77,597)		77,597
Total Investments - 74.6%
(Cost $3,900,485)		$4,114,549
Other Assets & Liabilities, net - 25.4%		1,404,607
Total Net Assets - 100.0%		$5,519,156

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	01/27/22	2,286	$6,725,870	$84,733
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	Pay	0.68% (Federal Funds Rate + 0.60%)	At Maturity	01/27/22	543	1,596,462	15,031
							$8,322,332	$99,764

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,588,964	$—	$—	$2,588,964
Preferred Stocks	75,888	—	—	75,888
Repurchase Agreements	—	1,372,100	—	1,372,100
Securities Lending Collateral	77,597	—	—	77,597
Equity Index Swap Agreements**	—	99,764	—	99,764
Total Assets	$2,742,449	$1,471,864	$—	$4,214,313

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 33.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$215,929	$215,929
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	89,302	89,302
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	81,184	81,184
Total Repurchase Agreements
(Cost $386,415)		386,415
Total Investments - 33.9%
(Cost $386,415)		$386,415
Other Assets & Liabilities, net - 66.1%		753,096
Total Net Assets - 100.0%		$1,139,511

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	2	Mar 2022	$241,953	$(136)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.36.V1	1.00%	Quarterly	12/20/26	$250,000	$(10,095)	$(10,533)	$438

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt Portfolio ETF Swap	Pay	0.68% (Federal Funds Rate + 0.60%)	At Maturity	01/27/22	7,730	$204,613	$1,623
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF Swap	Pay	0.60% (Federal Funds Rate + 0.60%)	At Maturity	01/27/22	20,435	540,915	(41)
							$745,528	$1,582

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

CDX.EM.36.V1 — Credit Default Swap Emerging Markets Series 36 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$386,415	$—	$386,415
Credit Default Swap Agreements**	—	438	—	438
Credit Index Swap Agreements**	—	1,623	—	1,623
Total Assets	$—	$388,476	$—	$388,476

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$136	$—	$—	$136
Credit Index Swap Agreements**	41	—	—	41
Total Liabilities	$177	$—	$—	$177

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 64.8%
Exxon Mobil Corp.	58,250	$3,564,318
Chevron Corp.	28,450	3,338,608
ConocoPhillips	29,814	2,151,975
EOG Resources, Inc.	18,174	1,614,396
Pioneer Natural Resources Co.	8,195	1,490,507
Marathon Petroleum Corp.	21,665	1,386,343
Valero Energy Corp.	16,862	1,266,505
Devon Energy Corp.	28,630	1,261,152
Phillips 66	17,253	1,250,152
Occidental Petroleum Corp.	39,529	1,145,946
Hess Corp.	13,971	1,034,273
Petroleo Brasileiro S.A. ADR	93,299	1,024,423
Diamondback Energy, Inc.	9,075	978,739
Continental Resources, Inc.	19,788	885,711
Coterra Energy, Inc. — Class A	43,755	831,345
Marathon Oil Corp.	48,913	803,151
BP plc ADR	28,223	751,578
APA Corp.	26,176	703,873
Royal Dutch Shell plc — Class A ADR	15,802	685,807
Texas Pacific Land Corp.	544	679,385
Ovintiv, Inc.	19,461	655,836
Equities Corp.*	29,242	637,768
Chesapeake Energy Corp.	9,547	615,972
Suncor Energy, Inc.	22,388	560,372
HollyFrontier Corp.	15,556	509,926
Canadian Natural Resources Ltd.	11,797	498,423
PDC Energy, Inc.	9,844	480,190
Magnolia Oil & Gas Corp. — Class A	24,084	454,465
Range Resources Corp.*	25,441	453,613
Matador Resources Co.	12,060	445,255
Denbury, Inc.*	5,712	437,482
Murphy Oil Corp.	16,594	433,269
Civitas Resources, Inc.	8,556	418,987
SM Energy Co.	13,750	405,350
California Resources Corp.	9,437	403,054
CNX Resources Corp.*	26,485	364,169
Equinor ASA ADR[1]	13,669	359,905
Callon Petroleum Co.*,1	7,553	356,879
Oasis Petroleum, Inc.	2,810	354,032
Helmerich & Payne, Inc.	14,706	348,532
CVR Energy, Inc.	17,474	293,738
PBF Energy, Inc. — Class A*	22,271	288,855
Northern Oil and Gas, Inc.	13,866	285,362
Delek US Holdings, Inc.*	14,921	223,666
Laredo Petroleum, Inc.*	3,602	216,588
Total Oil & Gas		37,349,875
Pipelines - 13.2%
Kinder Morgan, Inc.	82,539	1,309,069
Williams Companies, Inc.	47,246	1,230,286
ONEOK, Inc.	19,019	1,117,556
Cheniere Energy, Inc.	10,800	1,095,336
Targa Resources Corp.	14,572	761,241
Enbridge, Inc.	17,259	674,482
New Fortress Energy, Inc.[1]	21,100	509,354
TC Energy Corp.	10,282	478,524
DT Midstream, Inc.	9,804	470,396
Total Pipelines		7,646,244
Energy-Alternate Sources - 8.5%
Enphase Energy, Inc.*	5,666	1,036,538
Plug Power, Inc.*	29,195	824,175
SolarEdge Technologies, Inc.*	2,418	678,418
First Solar, Inc.*	7,344	640,103
Sunrun, Inc.*	16,571	568,385
SunPower Corp. — Class A*,1	19,461	406,151
Renewable Energy Group, Inc.*	7,286	309,218
Green Plains, Inc.*	8,452	293,792
TPI Composites, Inc.*	9,792	146,488
Total Energy-Alternate Sources		4,903,268
Oil & Gas Services - 7.8%
Schlumberger N.V.	48,669	1,457,637
Baker Hughes Co.	45,335	1,090,760
Halliburton Co.	43,504	994,936
NOV, Inc.	37,740	511,377
ChampionX Corp.*	21,555	435,627
Total Oil & Gas Services		4,490,337
Retail - 1.4%
Murphy USA, Inc.	2,523	502,682
World Fuel Services Corp.	10,678	282,647
Total Retail		785,329
Coal - 0.9%
Arch Resources, Inc.	2,803	255,970
Peabody Energy Corp.*	23,716	238,820
Total Coal		494,790
Mining - 0.8%
Cameco Corp.	21,776	474,935
Electric - 0.8%
Ameresco, Inc. — Class A*	5,729	466,570
Electrical Components & Equipment - 0.7%
EnerSys	5,135	405,973
Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	9,879	376,686
Total Common Stocks
(Cost $43,427,760)		57,394,007

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$174,022	174,022
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	71,970	71,970
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	65,427	65,427
Total Repurchase Agreements
(Cost $311,419)		311,419

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,133,448	$1,133,448
Total Securities Lending Collateral
(Cost $1,133,448)		1,133,448
Total Investments - 102.0%
(Cost $44,872,627)		$58,838,874
Other Assets & Liabilities, net - (2.0)%		(1,163,716)
Total Net Assets - 100.0%		$57,675,158

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$57,394,007	$—	$—	$57,394,007
Repurchase Agreements	—	311,419	—	311,419
Securities Lending Collateral	1,133,448	—	—	1,133,448
Total Assets	$58,527,455	$311,419	$—	$58,838,874

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 69.7%
Schlumberger N.V.	40,641	$1,217,198
Baker Hughes Co.	37,858	910,863
Halliburton Co.	36,329	830,844
NOV, Inc.	31,518	427,069
ChampionX Corp.*	17,999	363,760
Weatherford International plc*	9,504	263,451
TechnipFMC plc*	41,706	246,899
Liberty Oilfield Services, Inc. — Class A*	24,884	241,375
Core Laboratories N.V.	9,304	207,572
Archrock, Inc.	25,463	190,463
Oceaneering International, Inc.*	16,754	189,488
NOW, Inc.*	20,603	175,950
Bristow Group, Inc.*	5,383	170,480
ProPetro Holding Corp.*	20,497	166,026
National Energy Services Reunited Corp.*	17,489	165,271
DMC Global, Inc.*	4,053	160,539
Dril-Quip, Inc.*	7,713	151,792
US Silica Holdings, Inc.*	15,861	149,093
MRC Global, Inc.*	19,980	137,462
Tidewater, Inc.*	11,179	119,727
Solaris Oilfield Infrastructure, Inc. — Class A	15,298	100,202
Oil States International, Inc.*	19,857	98,689
Matrix Service Co.*	10,515	79,073
Total Oil & Gas Services		6,763,286
Oil & Gas - 12.4%
Valaris Ltd.*	8,280	298,080
Helmerich & Payne, Inc.	12,282	291,084
Patterson-UTI Energy, Inc.	29,247	247,137
Noble Corp.*,1	9,304	230,832
Nabors Industries Ltd.*	1,735	140,691
Total Oil & Gas		1,207,824
Energy-Alternate Sources - 9.3%
Sunrun, Inc.*	13,839	474,678
SolarEdge Technologies, Inc.*	1,530	429,272
Total Energy-Alternate Sources		903,950
Machinery-Diversified - 3.2%
Cactus, Inc. — Class A	8,251	314,611
Metal Fabricate & Hardware - 2.6%
Tenaris S.A. ADR	11,947	249,214
Retail - 2.3%
Aspen Aerogels, Inc.*	4,450	221,565
Total Common Stocks
(Cost $6,962,701)		9,660,450

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$54,384	54,384
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	22,492	22,492
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	20,447	20,447
Total Repurchase Agreements
(Cost $97,323)		97,323

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	172,351	172,351
Total Securities Lending Collateral
(Cost $172,351)		172,351
Total Investments - 102.3%
(Cost $7,232,375)		$9,930,124
Other Assets & Liabilities, net - (2.3)%		(221,889)
Total Net Assets - 100.0%		$9,708,235

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,660,450	$—	$—	$9,660,450
Repurchase Agreements	—	97,323	—	97,323
Securities Lending Collateral	172,351	—	—	172,351
Total Assets	$9,832,801	$97,323	$—	$9,930,124

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 29.3%
Consumer, Non-cyclical - 12.3%
Nestle S.A. ADR	506	$71,027
Roche Holding AG ADR	1,012	52,310
Novartis AG ADR	437	38,224
Novo Nordisk A/S ADR	298	33,376
AstraZeneca plc ADR	554	32,271
Unilever plc ADR	472	25,389
Diageo plc ADR	104	22,895
L'Oreal S.A. ADR	218	20,802
Sanofi ADR	410	20,541
GlaxoSmithKline plc ADR	444	19,580
British American Tobacco plc ADR	374	13,991
Adyen N.V. ADR*	507	13,344
RELX plc ADR	355	11,577
Reckitt Benckiser Group plc ADR[1]	656	11,480
Anheuser-Busch InBev S.A. ADR[1]	160	9,688
Bayer AG ADR	706	9,362
Total Consumer, Non-cyclical		405,857
Financial - 3.5%
HSBC Holdings plc ADR	742	22,371
Allianz SE ADR	735	17,354
BNP Paribas S.A. ADR	415	14,438
Zurich Insurance Group AG ADR	269	11,836
UBS Group AG	619	11,061
AXA S.A. ADR	369	10,985
Banco Santander S.A. ADR	3,133	10,308
Intesa Sanpaolo SpA ADR	547	8,547
Prudential plc ADR	247	8,504
Total Financial		115,404
Industrial - 2.7%
Siemens AG ADR	269	23,295
Schneider Electric SE ADR	510	19,997
Airbus SE ADR*	418	13,338
ABB Ltd. ADR	302	11,528
Deutsche Post AG ADR	177	11,342
Vinci S.A. ADR	431	11,340
Total Industrial		90,840
Technology - 2.6%
ASML Holding N.V. — Class G	74	58,914
SAP SE ADR[1]	196	27,462
Total Technology		86,376
Consumer, Cyclical - 2.6%
LVMH Moet Hennessy Louis Vuitton SE ADR	237	39,223
Cie Financiere Richemont S.A. ADR	942	14,083
Daimler AG ADR	493	11,631
Kering S.A. ADR	131	10,547
adidas AG ADR	67	9,648
Total Consumer, Cyclical		85,132
Basic Materials - 2.5%
Linde plc	92	31,871
Air Liquide S.A. ADR	426	14,855
Rio Tinto plc ADR	190	12,719
BASF SE ADR	660	11,570
BHP Group plc ADR[1]	189	11,296
Total Basic Materials		82,311
Energy - 1.7%
TotalEnergies SE ADR	474	23,444
Royal Dutch Shell plc — Class A ADR	368	15,971
BP plc ADR	594	15,818
Total Energy		55,233
Communications - 0.7%
Prosus N.V. ADR	780	12,956
Deutsche Telekom AG ADR	623	11,532
Total Communications		24,488
Utilities - 0.7%
Iberdrola S.A. ADR[1]	261	12,322
Enel SpA ADR	1,406	11,192
Total Utilities		23,514
Total Common Stocks
(Cost $840,365)		969,155

MUTUAL FUNDS† - 16.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	27,731	275,091
Guggenheim Strategy Fund II2	11,042	274,726
Total Mutual Funds
(Cost $549,966)		549,817

	Face Amount
U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
0.04% due 01/06/22[3,4]	$274,000	274,000
Total U.S. Treasury Bills
(Cost $273,999)		274,000

REPURCHASE AGREEMENTS††,5 - 44.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	824,662	824,662
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	341,055	341,055
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	310,050	310,050
Total Repurchase Agreements
(Cost $1,475,767)		1,475,767

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	45,542	45,542
Total Securities Lending Collateral
(Cost $45,542)		45,542
Total Investments - 100.2%
(Cost $3,185,639)		$3,314,281
Other Assets & Liabilities, net - (0.2)%		(5,016)
Total Net Assets - 100.0%		$3,309,265

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased††
STOXX Europe 50 Index Futures Contracts	73	Mar 2022	$3,142,598	$90,340

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	22	Mar 2022	$3,132,800	$16,609

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$969,155	$—	$—	$969,155
Mutual Funds	549,817	—	—	549,817
U.S. Treasury Bills	—	274,000	—	274,000
Repurchase Agreements	—	1,475,767	—	1,475,767
Securities Lending Collateral	45,542	—	—	45,542
Equity Futures Contracts**	—	90,340	—	90,340
Currency Futures Contracts**	16,609	—	—	16,609
Total Assets	$1,581,123	$1,840,107	$—	$3,421,230

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$276,836	$500,000	$(500,000)	$(1,340)	$(770)	$274,726	11,042	$3,593
Guggenheim Ultra Short Duration Fund — Institutional Class	276,705	500,000	(500,000)	(1,210)	(404)	275,091	27,731	2,083
	$553,541	$1,000,000	$(1,000,000)	$(2,550)	$(1,174)	$549,817		$5,676

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 29.3%
American Tower Corp. — Class A	2,401	$702,292
Prologis, Inc.	3,938	663,002
Crown Castle International Corp.	2,735	570,904
Equinix, Inc.	614	519,346
Public Storage	1,300	486,928
Simon Property Group, Inc.	2,745	438,569
Digital Realty Trust, Inc.	2,406	425,549
SBA Communications Corp.	1,006	391,354
Realty Income Corp.	5,392	386,013
Welltower, Inc.	4,241	363,751
AvalonBay Communities, Inc.	1,388	350,595
Alexandria Real Estate Equities, Inc.	1,557	347,149
Equity Residential	3,783	342,361
Extra Space Storage, Inc.	1,475	334,427
Weyerhaeuser Co.	7,973	328,328
Invitation Homes, Inc.	6,940	314,660
Mid-America Apartment Communities, Inc.	1,341	307,679
Sun Communities, Inc.	1,434	301,097
Duke Realty Corp.	4,580	300,631
Essex Property Trust, Inc.	810	285,306
Ventas, Inc.	5,248	268,278
VICI Properties, Inc.	8,909	268,250
Healthpeak Properties, Inc.	7,341	264,937
UDR, Inc.	4,246	254,717
Camden Property Trust	1,418	253,368
Boston Properties, Inc.	2,174	250,401
Equity LifeStyle Properties, Inc.	2,745	240,627
Kimco Realty Corp.	9,695	238,982
WP Carey, Inc.	2,843	233,268
American Homes 4 Rent — Class A	5,243	228,647
Medical Properties Trust, Inc.	9,623	227,391
Host Hotels & Resorts, Inc.*	12,666	220,262
Regency Centers Corp.	2,894	218,063
Life Storage, Inc.	1,398	214,146
CubeSmart	3,737	212,673
Gaming and Leisure Properties, Inc.	4,364	212,352
Lamar Advertising Co. — Class A	1,742	211,305
Rexford Industrial Realty, Inc.	2,596	210,561
Federal Realty Investment Trust*	1,465	199,709
CyrusOne, Inc.	2,221	199,268
STORE Capital Corp.	5,284	181,770
Americold Realty Trust	5,377	176,312
First Industrial Realty Trust, Inc.	2,663	176,291
National Retail Properties, Inc.	3,655	175,696
American Campus Communities, Inc.	2,946	168,776
Vornado Realty Trust	4,030	168,696
Brixmor Property Group, Inc.	6,616	168,112
AGNC Investment Corp.	10,955	164,763
Kilroy Realty Corp.	2,452	162,960
Omega Healthcare Investors, Inc.	5,479	162,124
Healthcare Trust of America, Inc. — Class A	4,796	160,138
Spirit Realty Capital, Inc.	3,023	145,678
Agree Realty Corp.	1,928	137,582
Park Hotels & Resorts, Inc.*	7,017	132,481
SL Green Realty Corp.	1,804	129,347
InvenTrust Properties Corp.[1]	2,997	81,698
Orion Office REIT, Inc.*	3,284	61,312
Total REITS		15,340,882
Banks - 24.9%
JPMorgan Chase & Co.	8,112	1,284,535
Bank of America Corp.	25,389	1,129,557
Wells Fargo & Co.	16,696	801,074
Morgan Stanley	7,849	770,458
Goldman Sachs Group, Inc.	1,748	668,697
Citigroup, Inc.	10,631	642,006
PNC Financial Services Group, Inc.	2,704	542,206
U.S. Bancorp	9,516	534,514
Truist Financial Corp.	8,842	517,699
Bank of New York Mellon Corp.	6,991	406,037
SVB Financial Group*	531	360,145
First Republic Bank	1,732	357,675
State Street Corp.	3,670	341,310
Fifth Third Bancorp	7,357	320,397
Northern Trust Corp.	2,473	295,796
Huntington Bancshares, Inc.	18,105	279,179
ICICI Bank Ltd. ADR	13,730	271,717
KeyCorp	11,715	270,968
Signature Bank	830	268,480
Regions Financial Corp.	12,250	267,050
Royal Bank of Canada	2,488	264,076
Citizens Financial Group, Inc.	5,582	263,750
HDFC Bank Ltd. ADR	3,994	259,890
M&T Bank Corp.	1,691	259,704
Bank of Nova Scotia	3,608	258,658
Comerica, Inc.	2,282	198,534
Western Alliance Bancorporation	1,830	196,999
East West Bancorp, Inc.	2,483	195,362
Zions Bancorp North America	2,930	185,059
First Horizon Corp.	10,733	175,270
Synovus Financial Corp.	3,243	155,242
Webster Financial Corp.	2,396	133,793
Silvergate Capital Corp. — Class A*	804	119,153
Total Banks		12,994,990
Insurance - 20.7%
Berkshire Hathaway, Inc. — Class B*	5,156	1,541,644
Marsh & McLennan Companies, Inc.	3,188	554,138
Willis Towers Watson plc	2,221	527,465
Aon plc — Class A	1,604	482,098
Chubb Ltd.	2,365	457,178
Progressive Corp.	4,339	445,398
MetLife, Inc.	6,914	432,056
American International Group, Inc.	7,285	414,225
Prudential Financial, Inc.	3,495	378,299
Aflac, Inc.	6,297	367,682
Travelers Companies, Inc.	2,293	358,694
Arthur J Gallagher & Co.	2,066	350,538

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 20.7% (continued)
Allstate Corp.	2,894	$340,479
Hartford Financial Services Group, Inc.	4,164	287,483
Athene Holding Ltd. — Class A*	3,212	267,656
Brown & Brown, Inc.	3,778	265,518
Principal Financial Group, Inc.	3,536	255,759
RenaissanceRe Holdings Ltd.	1,501	254,164
Cincinnati Financial Corp.	2,200	250,646
Markel Corp.*	196	241,864
Fidelity National Financial, Inc.	4,390	229,070
Loews Corp.	3,891	224,744
Equitable Holdings, Inc.	6,529	214,086
Lincoln National Corp.	3,033	207,033
American Financial Group, Inc.	1,444	198,290
Globe Life, Inc.	1,948	182,567
Assurant, Inc.	1,135	176,901
First American Financial Corp.	2,221	173,749
Reinsurance Group of America, Inc. — Class A	1,516	165,987
Voya Financial, Inc.	2,432	161,266
Old Republic International Corp.	6,503	159,844
Unum Group	5,377	132,113
MGIC Investment Corp.	8,929	128,756
Total Insurance		10,827,390
Diversified Financial Services - 16.0%
Charles Schwab Corp.	8,698	731,502
BlackRock, Inc. — Class A	753	689,417
American Express Co.	4,066	665,198
CME Group, Inc. — Class A	2,344	535,510
Intercontinental Exchange, Inc.	3,799	519,589
Capital One Financial Corp.	3,166	459,355
Coinbase Global, Inc. — Class A*	1,712	432,057
T. Rowe Price Group, Inc.	1,979	389,151
Nasdaq, Inc.	1,670	350,717
Discover Financial Services	2,961	342,173
Ameriprise Financial, Inc.	1,129	340,574
Apollo Asset Management, Inc.	4,529	328,035
Synchrony Financial	6,282	291,422
Ally Financial, Inc.	4,982	237,193
Franklin Resources, Inc.	6,971	233,459
Cboe Global Markets, Inc.	1,676	218,550
SoFi Technologies, Inc.*,1	13,453	212,692
LPL Financial Holdings, Inc.	1,289	206,356
Upstart Holdings, Inc.*	1,325	200,473
Invesco Ltd.	8,271	190,398
Jefferies Financial Group, Inc.	4,704	182,515
Stifel Financial Corp.	2,262	159,290
OneMain Holdings, Inc.	2,977	148,969
SLM Corp.	7,305	143,689
Evercore, Inc. — Class A	990	134,492
Total Diversified Financial Services		8,342,776
Private Equity - 3.9%
Blackstone, Inc. — Class A	5,701	737,652
KKR & Company, Inc. — Class A	6,313	470,319
Ares Management Corp. — Class A	3,536	287,371
Brookfield Asset Management, Inc. — Class A	4,411	266,336
Carlyle Group, Inc.	4,735	259,951
Total Private Equity		2,021,629
Commercial Services - 2.6%
S&P Global, Inc.	1,315	620,588
Moody's Corp.	1,279	499,552
MarketAxess Holdings, Inc.	552	227,021
Total Commercial Services		1,347,161
Savings & Loans - 0.8%
People's United Financial, Inc.	9,109	162,323
New York Community Bancorp, Inc.	11,715	143,040
Sterling Bancorp	5,167	133,257
Total Savings & Loans		438,620
Software - 0.8%
MSCI, Inc. — Class A	681	417,242
Media - 0.5%
FactSet Research Systems, Inc.	526	255,641
Total Common Stocks
(Cost $39,873,453)		51,986,331

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$189,884	189,884
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	78,531	78,531
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	71,391	71,391
Total Repurchase Agreements
(Cost $339,806)		339,806

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	230,727	230,727
Total Securities Lending Collateral
(Cost $230,727)		230,727
Total Investments - 100.5%
(Cost $40,443,986)		$52,556,864
Other Assets & Liabilities, net - (0.5)%		(271,904)
Total Net Assets - 100.0%		$52,284,960

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

ADR — American Depositary Receipt

CME — Chicago Mercantile Exchange

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,986,331	$—	$—	$51,986,331
Repurchase Agreements	—	339,806	—	339,806
Securities Lending Collateral	230,727	—	—	230,727
Total Assets	$52,217,058	$339,806	$—	$52,556,864

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 12.5%
Guggenheim Strategy Fund II1	233,323	$5,809,736
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	564,487	5,605,356
Total Mutual Funds
(Cost $11,419,354)		11,415,092

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 84.0%
U.S. Treasury Bonds
1.88% due 11/15/51	$76,800,000	76,560,000
Total U.S. Government Securities
(Cost $75,139,582)		76,560,000

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
0.04% due 01/06/22[2,3]	888,000	887,999
Total U.S. Treasury Bills
(Cost $887,995)		887,999

REPURCHASE AGREEMENTS††,4 - 1.0%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	526,866	526,866
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	217,896	217,896
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	198,087	198,087
Total Repurchase Agreements
(Cost $942,849)		942,849
Total Investments - 98.5%
(Cost $88,389,780)		$89,805,940
Other Assets & Liabilities, net - 1.5%		1,394,429
Total Net Assets - 100.0%		$91,200,369

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	202	Mar 2022	$39,812,938	$(206,854)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,415,092	$—	$—	$11,415,092
U.S. Government Securities	—	76,560,000	—	76,560,000
U.S. Treasury Bills	—	887,999	—	887,999
Repurchase Agreements	—	942,849	—	942,849
Total Assets	$11,415,092	$78,390,848	$—	$89,805,940

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$206,854	$—	$—	$206,854

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,565,542	$6,000,000	$(5,740,000)	$3,290	$(19,096)	$5,809,736	233,323	$49,052
Guggenheim Ultra Short Duration Fund — Institutional Class	5,608,852	5,000,000	(4,990,000)	(7,174)	(6,322)	5,605,356	564,487	30,760
	$11,174,394	$11,000,000	$(10,730,000)	$(3,884)	$(25,418)	$11,415,092		$79,812

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
Healthcare-Products - 32.5%
Thermo Fisher Scientific, Inc.	2,709	$1,807,553
Abbott Laboratories	12,713	1,789,228
Danaher Corp.	5,284	1,738,489
Medtronic plc	13,292	1,375,057
Intuitive Surgical, Inc.*	3,583	1,287,372
Stryker Corp.	4,335	1,159,266
Edwards Lifesciences Corp.*	7,903	1,023,834
Boston Scientific Corp.*	21,180	899,726
IDEXX Laboratories, Inc.*	1,302	857,315
Align Technology, Inc.*	1,287	845,791
Baxter International, Inc.	8,693	746,207
ResMed, Inc.	2,672	696,003
West Pharmaceutical Services, Inc.	1,423	667,401
Zimmer Biomet Holdings, Inc.	4,667	592,896
Avantor, Inc.*	13,593	572,809
PerkinElmer, Inc.	2,823	567,592
STERIS plc	2,326	566,172
Waters Corp.*	1,468	546,977
Bio-Techne Corp.	1,015	525,100
Cooper Companies, Inc.	1,219	510,688
Hologic, Inc.*	6,278	480,644
ABIOMED, Inc.*	1,333	478,774
10X Genomics, Inc. — Class A*	3,124	465,351
Masimo Corp.*	1,558	456,151
Teleflex, Inc.	1,355	445,090
Repligen Corp.*	1,603	424,538
Bruker Corp.	4,817	404,194
Exact Sciences Corp.*	5,051	393,119
Dentsply Sirona, Inc.	7,038	392,650
Henry Schein, Inc.*	4,907	380,440
Tandem Diabetes Care, Inc.*	2,266	341,078
Natera, Inc.*	3,478	324,810
Envista Holdings Corp.*	6,842	308,301
Inspire Medical Systems, Inc.*	1,242	285,734
Insulet Corp.*	970	258,088
Quidel Corp.*	1,762	237,852
Nevro Corp.*	2,326	188,569
Total Healthcare-Products		25,040,859
Pharmaceuticals - 29.6%
Johnson & Johnson	13,842	2,367,951
Pfizer, Inc.	34,052	2,010,771
AbbVie, Inc.	12,953	1,753,836
Eli Lilly & Co.	6,330	1,748,473
Merck & Company, Inc.	20,307	1,556,328
CVS Health Corp.	12,751	1,315,393
Bristol-Myers Squibb Co.	20,955	1,306,544
Zoetis, Inc.	5,021	1,225,275
Cigna Corp.	4,350	998,891
Becton Dickinson and Co.	3,771	948,331
Dexcom, Inc.*	1,498	804,351
AstraZeneca plc ADR	12,239	712,922
McKesson Corp.	2,853	709,170
AmerisourceBergen Corp. — Class A	4,606	612,091
GlaxoSmithKline plc ADR	13,082	576,916
Novartis AG ADR	6,067	530,680
Jazz Pharmaceuticals plc*	4,162	530,239
Perrigo Company plc	13,255	515,619
Viatris, Inc.	34,150	462,050
Cardinal Health, Inc.	8,423	433,700
Elanco Animal Health, Inc.*	14,399	408,644
Bausch Health Companies, Inc.*	13,315	367,627
Intellia Therapeutics, Inc.*	2,694	318,539
Neurocrine Biosciences, Inc.*	3,711	316,066
Sarepta Therapeutics, Inc.*	3,500	315,175
Total Pharmaceuticals		22,845,582
Healthcare-Services - 17.2%
UnitedHealth Group, Inc.	4,832	2,426,340
Anthem, Inc.	2,597	1,203,813
HCA Healthcare, Inc.	3,861	991,968
Humana, Inc.	1,889	876,231
IQVIA Holdings, Inc.*	2,966	836,827
Centene Corp.*	9,273	764,095
Laboratory Corporation of America Holdings*	1,934	607,682
ICON plc*	1,874	580,378
Quest Diagnostics, Inc.	2,973	514,359
Catalent, Inc.*	3,989	510,712
Charles River Laboratories International, Inc.*	1,302	490,568
Molina Healthcare, Inc.*	1,520	483,482
Teladoc Health, Inc.*	4,629	425,035
DaVita, Inc.*	3,478	395,657
Syneos Health, Inc.*	3,576	367,184
Universal Health Services, Inc. — Class B	2,777	360,066
Tenet Healthcare Corp.*	4,125	336,971
Oak Street Health, Inc.*,1	9,710	321,789
Encompass Health Corp.	4,456	290,799
Amedisys, Inc.*	1,625	263,055
Invitae Corp.*	12,818	195,731
Total Healthcare-Services		13,242,742
Biotechnology - 16.6%
Amgen, Inc.	5,502	1,237,785
Moderna, Inc.*	4,222	1,072,304
Gilead Sciences, Inc.	14,647	1,063,519
Regeneron Pharmaceuticals, Inc.*	1,460	922,019
Vertex Pharmaceuticals, Inc.*	3,854	846,338
Illumina, Inc.*	2,206	839,251
BioNTech SE ADR*,1	2,785	717,973
Biogen, Inc.*	2,747	659,060
Seagen, Inc.*	3,831	592,273
Royalty Pharma plc — Class A	14,233	567,185
Horizon Therapeutics plc*	5,149	554,856
Alnylam Pharmaceuticals, Inc.*	2,830	479,911
BioMarin Pharmaceutical, Inc.*	5,201	459,508
Incyte Corp.*	6,112	448,621
United Therapeutics Corp.*	1,717	371,009
Guardant Health, Inc.*	3,568	356,871
Biohaven Pharmaceutical Holding Company Ltd.*	2,529	348,522
Mirati Therapeutics, Inc.*	2,228	326,825
Novavax, Inc.*	2,236	319,905
Fate Therapeutics, Inc.*	4,471	261,598
Apellis Pharmaceuticals, Inc.*	5,134	242,736
Cassava Sciences, Inc.*,1	3,402	148,667
Total Biotechnology		12,836,736
Electronics - 2.0%
Agilent Technologies, Inc.	4,983	795,536

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Electronics - 2.0% (continued)
Mettler-Toledo International, Inc.*	433	$734,892
Total Electronics		1,530,428
Software - 1.7%
Veeva Systems, Inc. — Class A*	2,747	701,804
Cerner Corp.	6,737	625,665
Total Software		1,327,469
Total Common Stocks
(Cost $59,229,601)		76,823,816

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$192,071	192,071
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	79,435	79,435
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	72,214	72,214
Total Repurchase Agreements
(Cost $343,720)		343,720

SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	284,153	284,153
Total Securities Lending Collateral
(Cost $284,153)		284,153
Total Investments - 100.4%
(Cost $59,857,474)		$77,451,689
Other Assets & Liabilities, net - (0.4)%		(339,179)
Total Net Assets - 100.0%		$77,112,510

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,823,816	$—	$—	$76,823,816
Repurchase Agreements	—	343,720	—	343,720
Securities Lending Collateral	284,153	—	—	284,153
Total Assets	$77,107,969	$343,720	$—	$77,451,689

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 13.7%
Guggenheim Strategy Fund III[1]	112,348	$2,814,322
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	157,278	1,561,767
Guggenheim Strategy Fund II1	53,173	1,324,001
Total Mutual Funds
(Cost $5,620,649)		5,700,090

	Face Amount
FEDERAL AGENCY NOTES†† - 12.7%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	$3,000,000	2,999,655
0.38% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	1,700,000	1,701,319
0.28% (U.S. Prime Rate - 2.97%, Rate Floor: 0.00%) due 05/27/22[2]	620,000	620,495
Total Federal Agency Notes
(Cost $5,319,983)		5,321,469

U.S. GOVERNMENT SECURITIES†† - 6.0%
U.S. Treasury Note
1.75% due 05/15/22	2,500,000	2,514,648
Total U.S. Government Securities
(Cost $2,515,504)		2,514,648

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.04% due 01/06/22[3,4]	1,315,000	1,315,000
Total U.S. Treasury Bills
(Cost $1,314,993)		1,315,000

REPURCHASE AGREEMENTS††,5 - 58.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[6]	13,747,157	13,747,157
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[6]	5,685,414	5,685,414
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[6]	5,168,559	5,168,559
Total Repurchase Agreements
(Cost $24,601,130)		24,601,130
Total Investments - 94.5%
(Cost $39,372,259)		$39,452,337
Other Assets & Liabilities, net - 5.5%		2,282,407
Total Net Assets - 100.0%		$41,734,744

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	261	Mar 2022	$31,574,883	$(22,268)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
Barclays Bank plc	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	$22,800,000	$2,083,988	$2,079,063	$4,925
Goldman Sachs International	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	9,300,000	850,048	857,614	(7,566)
							$2,934,036	$2,936,677	$(2,641)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	01/27/22	41,999	$4,561,329	$10,177
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	01/27/22	30,788	2,679,823	4,793

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements†† (continued)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	01/27/22	9,924	$863,785	$(1,687)
							$8,104,937	$13,283

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures and credit index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CDX.NA.HY.37.V1 — Credit Default Swap North American High Yield Series 37 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,700,090	$—	$—	$5,700,090
Federal Agency Notes	—	5,321,469	—	5,321,469
U.S. Government Securities	—	2,514,648	—	2,514,648
U.S. Treasury Bills	—	1,315,000	—	1,315,000
Repurchase Agreements	—	24,601,130	—	24,601,130
Credit Default Swap Agreements**	—	4,925	—	4,925
Credit Index Swap Agreements**	—	14,970	—	14,970
Total Assets	$5,700,090	$33,772,142	$—	$39,472,232

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$22,268	$—	$—	$22,268
Credit Default Swap Agreements**	—	7,566	—	7,566
Credit Index Swap Agreements**	—	1,687	—	1,687
Total Liabilities	$22,268	$9,253	$—	$31,521

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,328,255	$–	$–	$–	$(4,254)	$1,324,001	53,173	$14,337
Guggenheim Strategy Fund III	2,824,433	–	–	–	(10,111)	2,814,322	112,348	33,473
Guggenheim Ultra Short Duration Fund — Institutional Class	2,269,308	–	(700,000)	3,994	(11,535)	1,561,767	157,278	14,905
	$6,421,996	$–	$(700,000)	$3,994	$(25,900)	$5,700,090		$62,715

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Internet - 57.6%
Alphabet, Inc. — Class A*	565	$1,636,828
Amazon.com, Inc.*	452	1,507,122
Meta Platforms, Inc. — Class A*	3,402	1,144,263
Netflix, Inc.*	1,038	625,333
Alibaba Group Holding Ltd. ADR*	4,568	542,633
Airbnb, Inc. — Class A*	2,391	398,078
Booking Holdings, Inc.*	164	393,474
Uber Technologies, Inc.*	8,525	357,453
Snap, Inc. — Class A*	7,030	330,621
Sea Ltd. ADR*	1,332	297,982
Baidu, Inc. ADR*	1,881	279,874
JD.com, Inc. ADR*	3,876	271,591
DoorDash, Inc. — Class A*	1,792	266,829
Shopify, Inc. — Class A*	190	261,704
eBay, Inc.	3,690	245,385
MercadoLibre, Inc.*	180	242,712
Pinduoduo, Inc. ADR*	4,115	239,904
Match Group, Inc.*	1,804	238,579
Okta, Inc.*	1,002	224,618
Roku, Inc.*	974	222,267
Twitter, Inc.*	5,078	219,471
Expedia Group, Inc.*	1,191	215,237
VeriSign, Inc.*	815	206,863
Spotify Technology S.A.*	861	201,500
Etsy, Inc.*	879	192,448
Chewy, Inc. — Class A*,1	3,245	191,358
Coupang, Inc.*	6,228	182,979
Pinterest, Inc. — Class A*	5,022	182,550
Trip.com Group Ltd. ADR*	7,039	173,300
Wix.com Ltd.*	1,093	172,464
Farfetch Ltd. — Class A*	5,114	170,961
Wayfair, Inc. — Class A*	875	166,224
GoDaddy, Inc. — Class A*	1,846	156,652
Lyft, Inc. — Class A*	3,587	153,272
Zillow Group, Inc. — Class C*	2,393	152,793
Zillow Group, Inc. — Class A*	2,435	151,506
F5, Inc.*	605	148,049
IAC*	997	130,318
JOYY, Inc. ADR	2,740	124,478
Anaplan, Inc.*	2,127	97,523
Bumble, Inc. — Class A*	2,789	94,435
TripAdvisor, Inc.*	2,867	78,154
Revolve Group, Inc.*	1,339	75,038
Vimeo, Inc.*	3,587	64,422
Overstock.com, Inc.*	965	56,945
Stitch Fix, Inc. — Class A*	2,840	53,733
Total Internet		13,539,923
Software - 29.1%
Adobe, Inc.*	1,116	632,839
salesforce.com, Inc.*	2,339	594,410
Snowflake, Inc. — Class A*	1,128	382,110
Workday, Inc. — Class A*	1,145	312,791
ROBLOX Corp. — Class A*	3,012	310,718
Datadog, Inc. — Class A*	1,588	282,839
Zoom Video Communications, Inc. — Class A*	1,528	281,014
Activision Blizzard, Inc.	4,213	280,291
Twilio, Inc. — Class A*	950	250,173
Cloudflare, Inc. — Class A*	1,806	237,489
Veeva Systems, Inc. — Class A*	927	236,830
Electronic Arts, Inc.	1,760	232,144
MongoDB, Inc.*	433	229,209
DocuSign, Inc.*	1,373	209,122
HubSpot, Inc.*	314	206,973
NetEase, Inc. ADR	1,968	200,303
ZoomInfo Technologies, Inc. — Class A*	2,911	186,886
Take-Two Interactive Software, Inc.*	974	173,099
Bilibili, Inc. ADR*	3,575	165,880
Akamai Technologies, Inc.*	1,412	165,260
Citrix Systems, Inc.	1,462	138,291
Coupa Software, Inc.*	833	131,656
Smartsheet, Inc. — Class A*	1,548	119,893
Dropbox, Inc. — Class A*	4,780	117,301
Five9, Inc.*	852	116,997
DigitalOcean Holdings, Inc.*	1,407	113,024
New Relic, Inc.*	943	103,692
Nutanix, Inc. — Class A*	3,090	98,447
Ziff Davis, Inc.*	793	87,912
Fastly, Inc. — Class A*	2,095	74,268
Box, Inc. — Class A*	2,826	74,013
BigCommerce Holdings, Inc.*	1,617	57,193
Consensus Cloud Solutions, Inc.*	715	41,377
Total Software		6,844,444
Telecommunications - 6.6%
Cisco Systems, Inc.	9,785	620,075
Motorola Solutions, Inc.	954	259,202
Arista Networks, Inc.*	1,750	251,562
Ciena Corp.*	1,743	134,159
Juniper Networks, Inc.	3,718	132,770
Switch, Inc. — Class A	3,512	100,584
CommScope Holding Company, Inc.*	5,147	56,823
Total Telecommunications		1,555,175
Commercial Services - 4.2%
PayPal Holdings, Inc.*	2,920	550,653
CoStar Group, Inc.*	2,662	210,378
Paylocity Holding Corp.*	594	140,279
Chegg, Inc.*	2,724	83,627
Total Commercial Services		984,937
Healthcare-Services - 0.6%
Teladoc Health, Inc.*	1,558	143,056
Entertainment - 0.5%
DraftKings, Inc. — Class A*	4,466	122,681
Computers - 0.5%
Lumentum Holdings, Inc.*	995	105,241
Real Estate - 0.3%
Redfin Corp.*	1,909	73,287
Total Common Stocks
(Cost $14,095,289)		23,368,744

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$86,931	$86,931
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	35,952	35,952
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	32,684	32,684
Total Repurchase Agreements
(Cost $155,567)		155,567

SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	130,950	130,950
Total Securities Lending Collateral
(Cost $130,950)		130,950
Total Investments - 100.7%
(Cost $14,381,806)		$23,655,261
Other Assets & Liabilities, net - (0.7)%		(153,122)
Total Net Assets - 100.0%		$23,502,139

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,368,744	$—	$—	$23,368,744
Repurchase Agreements	—	155,567	—	155,567
Securities Lending Collateral	130,950	—	—	130,950
Total Assets	$23,499,694	$155,567	$—	$23,655,261

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 197.1%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	$479,976	$479,976
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	198,503	198,503
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	180,458	180,458
Total Repurchase Agreements
(Cost $858,937)		858,937
Total Investments - 197.1%
(Cost $858,937)		$858,937
Other Assets & Liabilities, net - (97.1)%		(423,172)
Total Net Assets - 100.0%		$435,765

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	01/27/22	127	$374,145	$(3,522)
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	Pay	(0.37)% (Federal Funds Rate - 0.45%)	At Maturity	01/27/22	173	507,820	(3,857)
							$881,965	$(7,379)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$858,937	$—	$858,937

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$7,379	$—	$7,379

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 30.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	528,512	$5,248,122
Guggenheim Strategy Fund II1	210,588	5,243,639
Total Mutual Funds
(Cost $10,470,929)		10,491,761

	Face Amount
FEDERAL AGENCY NOTES†† - 42.8%
Federal Farm Credit Bank
0.07% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22[2]	$5,000,000	4,998,815
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	3,000,000	3,006,072
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,223,042
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	1,000,000	999,885
Fannie Mae
2.63% due 01/11/22	3,250,000	3,251,813
0.22% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/11/22[2]	100,000	100,032
0.22% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/09/22[2]	100,000	100,031
Federal Home Loan Bank
0.17% (U.S. Secured Overnight Financing Rate + 0.12%, Rate Floor: 0.00%) due 02/10/22[2]	100,000	100,012
Total Federal Agency Notes
(Cost $14,771,817)		14,779,702

U.S. GOVERNMENT SECURITIES†† - 17.4%
U.S. Treasury Notes
1.75% due 03/31/22	5,000,000	5,019,817
1.75% due 05/15/22	1,000,000	1,005,859
Total U.S. Government Securities
(Cost $6,026,824)		6,025,676

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
0.04% due 01/06/22[3,4]	496,000	496,000
Total U.S. Treasury Bills
(Cost $495,997)		496,000

REPURCHASE AGREEMENTS†† - 79.8%
Individual RepurchasAgreements[6] Barclays Capital, Inc. issued 12/31/21 at (0.15)% due 01/03/22 (secured by a U.S. Treasury Bond, at a rate of 1.88% and maturing 11/15/51 as collateral, with a value of $14,917,500) to be repurchased at $14,624,817	14,625,000	14,625,000
Mizuho Securities USA LLC issued 12/31/21 at (0.15)% due 01/03/22 (secured by a U.S. Treasury Bond, at a rate of 1.88% and maturing 11/15/51 as collateral, with a value of $11,517,076) to be repurchased at $11,291,109	11,291,250	11,291,250
Joint Repurchase Agreements[5] J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	935,403	935,403
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	386,855	386,855
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	351,686	351,686
Total Repurchase Agreements
(Cost $27,590,194)		27,590,194
Total Investments - 171.7%
(Cost $59,355,761)		$59,383,333

U.S. Government Securities Sold Short†† - (80.1)%
U.S. Treasury Bonds
1.88% due 11/15/51	27,800,000	(27,713,125)
Total Securities Sold Short - (80.1)%
(Proceeds $27,333,644)		$(27,713,125)
Other Assets & Liabilities, net - 8.4%		2,895,277
Total Net Assets - 100.0%		$34,565,485

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	42	Mar 2022	$8,277,938	$51,220

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as short security collateral at December 31, 2021.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,491,761	$—	$—	$10,491,761
Federal Agency Notes	—	14,779,702	—	14,779,702
U.S. Government Securities	—	6,025,676	—	6,025,676
U.S. Treasury Bills	—	496,000	—	496,000
Repurchase Agreements	—	27,590,194	—	27,590,194
Interest Rate Futures Contracts**	51,220	—	—	51,220
Total Assets	$10,542,981	$48,891,572	$—	$59,434,553

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$27,713,125	$—	$27,713,125

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,260,486	$–	$–	$–	$(16,847)	$5,243,639	210,588	$56,781
Guggenheim Ultra Short Duration Fund — Institutional Class	5,263,977	–	–	–	(15,855)	5,248,122	528,512	35,249
	$10,524,463	$–	$–	$–	$(32,702)	$10,491,761		$92,030

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 59.8%
Guggenheim Strategy Fund II1	15,041	$374,528
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,683	374,193
Total Mutual Funds
(Cost $746,686)		748,721

	Face Amount
U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
0.04% due 01/06/22[2,3]	$24,000	24,000
Total U.S. Treasury Bills
(Cost $24,000)		24,000

REPURCHASE AGREEMENTS††,4 - 34.3%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	240,441	240,441
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	99,439	99,439
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	90,399	90,399
Total Repurchase Agreements
(Cost $430,279)		430,279
Total Investments - 96.0%
(Cost $1,200,965)		$1,203,000
Other Assets & Liabilities, net - 4.0%		49,942
Total Net Assets - 100.0%		$1,252,942

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	9	Mar 2022	$1,088,789	$3,500

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	$1,150,000	$(105,113)	$(105,495)	$382

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.37.V1 — Credit Default Swap North American High Yield Series 37 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$748,721	$—	$—	$748,721
U.S. Treasury Bills	—	24,000	—	24,000
Repurchase Agreements	—	430,279	—	430,279
Interest Rate Futures Contracts**	3,500	—	—	3,500
Credit Default Swap Agreements**	—	382	—	382
Total Assets	$752,221	$454,661	$—	$1,206,882

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$875,453	$1,400,000	$(1,900,000)	$(631)	$(294)	$374,528	15,041	$4,145
Guggenheim Ultra Short Duration Fund — Institutional Class	874,218	1,400,000	(1,900,000)	(348)	323	374,193	37,683	2,435
	$1,749,671	$2,800,000	$(3,800,000)	$(979)	$29	$748,721		$6,580

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 53.9%
Guggenheim Strategy Fund II1	2,020	$50,257
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	45,931
Total Mutual Funds
(Cost $95,671)		96,188

	Face Amount
REPURCHASE AGREEMENTS††,2 - 50.7%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	$50,460	50,460
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	20,869	20,869
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	18,972	18,972
Total Repurchase Agreements
(Cost $90,301)		90,301
Total Investments - 104.6%
(Cost $185,972)		$186,489
Other Assets & Liabilities, net - (4.6)%		(8,251)
Total Net Assets - 100.0%		$178,238

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	0.18% (Federal Funds Rate + 0.10%)	At Maturity	01/27/22	13	$37,046	$(107)
BNP Paribas	S&P MidCap 400 Index	Receive	0.13% (Federal Funds Rate + 0.05%)	At Maturity	01/27/22	29	82,726	(2,192)
Barclays Bank plc	S&P MidCap 400 Index	Receive	0.25% (U.S. Secured Overnight Financing Rate + 0.20%)	At Maturity	01/26/22	21	60,943	(2,232)
							$180,715	$(4,531)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$96,188	$—	$—	$96,188
Repurchase Agreements	—	90,301	—	90,301
Total Assets	$96,188	$90,301	$—	$186,489

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,531	$—	$4,531

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$80,483	$15,000	$(45,000)	$205	$(431)	$50,257	2,020	$726
Guggenheim Ultra Short Duration Fund — Institutional Class	81,121	15,000	(50,000)	120	(310)	45,931	4,630	453
	$161,604	$30,000	$(95,000)	$325	$(741)	$96,188		$1,179

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 22.2%
Guggenheim Strategy Fund II1	49,399	$1,229,056
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	864,713
Total Mutual Funds
(Cost $2,033,556)		2,093,769

	Face Amount
FEDERAL AGENCY NOTES†† - 34.4%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	$2,500,000	2,499,712
0.36% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	500,000	500,479
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	240,329
Total Federal Agency Notes
(Cost $3,239,653)		3,240,520

U.S. GOVERNMENT SECURITIES†† - 21.4%
U.S. Treasury Notes
2.00% due 07/31/22	2,000,000	2,020,547
Total U.S. Government Securities
(Cost $2,021,867)		2,020,547

U.S. TREASURY BILLS†† - 5.3%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	500,000	499,778
Total U.S. Treasury Bills
(Cost $499,813)		499,778

REPURCHASE AGREEMENTS††,5 - 17.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	$945,459	945,459
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	391,013	391,013
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	355,467	355,467
Total Repurchase Agreements
(Cost $1,691,939)		1,691,939
Total Investments - 101.2%
(Cost $9,486,828)		$9,546,553
Other Assets & Liabilities, net - (1.2)%		(116,699)
Total Net Assets - 100.0%		$9,429,854

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	1	Mar 2022	$326,505	$(6,977)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	0.33% (Federal Funds Rate + 0.25%)	At Maturity	01/27/22	47	$761,753	$3,925
BNP Paribas	NASDAQ-100 Index	Receive	0.33% (Federal Funds Rate + 0.25%)	At Maturity	01/27/22	224	3,660,297	(28,314)
Barclays Bank plc	NASDAQ-100 Index	Receive	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	01/26/22	286	4,673,379	(116,028)
							$9,095,429	$(140,417)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,093,769	$—	$—	$2,093,769
Federal Agency Notes	—	3,240,520	—	3,240,520
U.S. Government Securities	—	2,020,547	—	2,020,547
U.S. Treasury Bills	—	499,778	—	499,778
Repurchase Agreements	—	1,691,939	—	1,691,939
Equity Index Swap Agreements**	—	3,925	—	3,925
Total Assets	$2,093,769	$7,456,709	$—	$9,550,478

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,977	$—	$—	$6,977
Equity Index Swap Agreements**	—	144,342	—	144,342
Total Liabilities	$6,977	$144,342	$—	$151,319

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,534,196	$–	$(300,000)	$4,104	$(9,244)	$1,229,056	49,399	$15,568
Guggenheim Ultra Short Duration Fund — Institutional Class	$1,518,853	$–	$(650,000)	$5,620	$(9,760)	$864,713	87,169	$9,027
	$3,053,049	$–	$(950,000)	$9,724	$(19,004)	$2,093,769		$24,595

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 36.7%
Guggenheim Strategy Fund II1	39,100	$972,814
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	97,310	965,314
Total Mutual Funds
(Cost $1,914,222)		1,938,128

	Face Amount
FEDERAL AGENCY NOTES†† - 11.7%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	$500,000	499,943
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,164
Total Federal Agency Notes
(Cost $619,942)		620,107

U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	100,000	99,956
Total U.S. Treasury Bills
(Cost $99,962)		99,956

REPURCHASE AGREEMENTS††,5 - 52.2%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	1,537,434	1,537,434
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	635,837	635,837
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	578,033	578,033
Total Repurchase Agreements
(Cost $2,751,304)		2,751,304
Total Investments - 102.5%
(Cost $5,385,430)		$5,409,495
Other Assets & Liabilities, net - (2.5)%		(134,509)
Total Net Assets - 100.0%		$5,274,986

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Pay	(0.45)% (U.S. Secured Overnight Financing Rate - 0.50%)	At Maturity	01/26/22	236	$529,167	$(20,189)
BNP Paribas	Russell 2000 Index	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	01/27/22	467	1,048,290	(23,393)
Goldman Sachs International	Russell 2000 Index	Receive	0.03% (Federal Funds Rate - 0.05%)	At Maturity	01/27/22	1,641	3,683,549	(75,995)
							$5,261,006	$(119,577)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,938,128	$—	$—	$1,938,128
Federal Agency Notes	—	620,107	—	620,107
U.S. Treasury Bills	—	99,956	—	99,956
Repurchase Agreements	—	2,751,304	—	2,751,304
Total Assets	$1,938,128	$3,471,367	$—	$5,409,495

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$119,577	$—	$119,577

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,277,205	$–	$(300,000)	$1,681	$(6,072)	$972,814	39,100	$13,113
Guggenheim Ultra Short Duration Fund — Institutional Class	1,269,811	–	(300,000)	(313)	(4,184)	965,314	97,310	8,169
	$2,547,016	$–	$(600,000)	$1,368	$(10,256)	$1,938,128		$21,282

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 31.6%
Guggenheim Strategy Fund II1	262,625	$6,534,113
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,235,743
Total Mutual Funds
(Cost $10,738,042)		10,769,856

	Face Amount
FEDERAL AGENCY NOTES†† - 53.0%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$4,500,000	4,503,326
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,044,165
0.38% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	3,000,000	3,002,328
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	1,500,000	1,499,827
0.07% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22[2]	1,000,000	999,763
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	5,000,000	5,002,200
Total Federal Agency Notes
(Cost $18,040,129)		18,051,609

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	300,000	299,867
Total U.S. Treasury Bills
(Cost $299,887)		299,867

REPURCHASE AGREEMENTS††,5 - 16.3%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	3,095,707	3,095,707
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	1,280,292	1,280,292
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	1,163,902	1,163,902
Total Repurchase Agreements
(Cost $5,539,901)		5,539,901
Total Investments - 101.8%
(Cost $34,617,959)		$34,661,233
Other Assets & Liabilities, net - (1.8)%		(628,087)
Total Net Assets - 100.0%		$34,033,146

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Mar 2022	$237,975	$(4,986)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	0.28% (Federal Funds Rate + 0.20%)	At Maturity	01/27/22	375	$1,788,123	$(21,131)
Barclays Bank plc	S&P 500 Index	Receive	0.35% (U.S. Secured Overnight Financing Rate + 0.30%)	At Maturity	01/26/22	465	2,215,115	(61,389)
Goldman Sachs International	S&P 500 Index	Receive	0.43% (Federal Funds Rate + 0.35%)	At Maturity	01/27/22	6,258	29,825,617	(352,502)
							$33,828,855	$(435,022)

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,769,856	$—	$—	$10,769,856
Federal Agency Notes	—	18,051,609	—	18,051,609
U.S. Treasury Bills	—	299,867	—	299,867
Repurchase Agreements	—	5,539,901	—	5,539,901
Total Assets	$10,769,856	$23,891,377	$—	$34,661,233

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,986	$—	$—	$4,986
Equity Index Swap Agreements**	—	435,022	—	435,022
Total Liabilities	$4,986	$435,022	$—	$440,008

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,060,175	$–	$(500,000)	$3,802	$(29,864)	$6,534,113	262,625	$72,864
Guggenheim Ultra Short Duration Fund — Institutional Class	$5,253,327	$–	$(1,000,000)	$3,348	$(20,932)	$4,235,743	426,990	$32,420
	$12,313,502	$–	$(1,500,000)	$7,150	$(50,796)	$10,769,856		$105,284

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,448	$143,325
Guggenheim Strategy Fund II1	5,636	140,218
Total Mutual Funds
(Cost $283,661)		283,543

	Face Amount
U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
0.04% due 01/06/22[2,3]	$238,000	238,000
Total U.S. Treasury Bills
(Cost $237,999)		238,000

FEDERAL AGENCY NOTES†† - 11.3%
Federal Farm Credit Bank
0.48% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[4]	100,000	100,078
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	100,000	100,074
Total Federal Agency Notes
(Cost $200,000)		200,152

REPURCHASE AGREEMENTS††,5 - 54.5%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	537,319	537,319
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	222,219	222,219
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	202,017	202,017
Total Repurchase Agreements
(Cost $961,555)		961,555
Total Investments - 95.4%
(Cost $1,683,215)		$1,683,250
Other Assets & Liabilities, net - 4.6%		80,511
Total Net Assets - 100.0%		$1,763,761

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	24	Mar 2022	$3,463,800	$2,220

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	32	Mar 2022	3,477,200	(35,900)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$283,543	$—	$—	$283,543
U.S. Treasury Bills	—	238,000	—	238,000
Federal Agency Notes	—	200,152	—	200,152
Repurchase Agreements	—	961,555	—	961,555
Equity Futures Contracts**	2,220	—	—	2,220
Total Assets	$285,763	$1,399,707	$—	$1,685,470

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$35,900	$—	$—	$35,900

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$140,782	$–	$–	$–	$(564)	$140,218	5,636	$1,519
Guggenheim Ultra Short Duration Fund — Institutional Class	143,902	–	–	–	(577)	143,325	14,448	964
	$284,684	$–	$–	$–	$(1,141)	$283,543		$2,483

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.8%
Media - 19.0%
Walt Disney Co.*	3,181	$492,705
Comcast Corp. — Class A	8,944	450,152
Charter Communications, Inc. — Class A*	527	343,588
Liberty Broadband Corp. — Class C*	991	159,650
Fox Corp. — Class A	3,576	131,955
ViacomCBS, Inc. — Class B	4,283	129,261
DISH Network Corp. — Class A*	3,700	120,028
Discovery, Inc. — Class A*,1	4,935	116,170
News Corp. — Class A	4,749	105,950
Cable One, Inc.	57	100,517
New York Times Co. — Class A	1,767	85,346
Altice USA, Inc. — Class A*	4,952	80,123
Nexstar Media Group, Inc. — Class A	488	73,678
TEGNA, Inc.	3,144	58,353
World Wrestling Entertainment, Inc. — Class A	1,141	56,297
Total Media		2,503,773
Retail - 17.1%
McDonald's Corp.	1,542	413,364
Starbucks Corp.	2,952	345,295
Chipotle Mexican Grill, Inc. — Class A*	117	204,545
Yum! Brands, Inc.	1,359	188,711
Yum China Holdings, Inc.	2,815	140,300
Domino's Pizza, Inc.	242	136,568
Darden Restaurants, Inc.	860	129,550
Restaurant Brands International, Inc.	1,572	95,389
Texas Roadhouse, Inc. — Class A	839	74,906
Wendy's Co.	2,873	68,521
Wingstop, Inc.	389	67,219
Papa John's International, Inc.	481	64,199
Jack in the Box, Inc.	688	60,186
Cracker Barrel Old Country Store, Inc.	398	51,199
Shake Shack, Inc. — Class A*	700	50,512
Dave & Buster's Entertainment, Inc.*	1,102	42,317
Cheesecake Factory, Inc.*	1,079	42,243
Bloomin' Brands, Inc.*	1,985	41,645
Brinker International, Inc.*	1,025	37,505
Total Retail		2,254,174
Internet - 14.8%
Netflix, Inc.*	797	480,145
Airbnb, Inc. — Class A*	1,838	306,009
Booking Holdings, Inc.*	127	304,702
Sea Ltd. ADR*	1,124	251,450
Roku, Inc.*	749	170,922
Expedia Group, Inc.*	916	165,539
Spotify Technology S.A.*	646	151,183
Trip.com Group Ltd. ADR*	4,977	122,534
Total Internet		1,952,484
Entertainment - 11.2%
Live Nation Entertainment, Inc.*	1,345	160,983
Warner Music Group Corp. — Class A	3,162	136,535
Caesars Entertainment, Inc.*	1,428	133,561
Vail Resorts, Inc.	341	111,814
AMC Entertainment Holdings, Inc. — Class A*,1	4,108	111,738
DraftKings, Inc. — Class A*	3,432	94,277
Churchill Downs, Inc.	385	92,746
Penn National Gaming, Inc.*	1,774	91,982
Marriott Vacations Worldwide Corp.	500	84,490
Red Rock Resorts, Inc. — Class A	1,414	77,784
Scientific Games Corp. — Class A*	1,133	75,718
International Game Technology plc	2,592	74,935
SeaWorld Entertainment, Inc.*	1,048	67,973
Madison Square Garden Sports Corp. — Class A*	355	61,674
Six Flags Entertainment Corp.*	1,358	57,824
Cinemark Holdings, Inc.*	2,448	39,462
Total Entertainment		1,473,496
Lodging - 10.0%
Marriott International, Inc. — Class A*	1,366	225,718
Hilton Worldwide Holdings, Inc.*	1,302	203,099
Las Vegas Sands Corp.*	4,197	157,975
MGM Resorts International	3,056	137,153
Hyatt Hotels Corp. — Class A*	1,069	102,517
Wynn Resorts Ltd.*	1,086	92,354
Wyndham Hotels & Resorts, Inc.	1,006	90,188
Choice Hotels International, Inc.	576	89,850
Boyd Gaming Corp.*	1,239	81,241
Hilton Grand Vacations, Inc.*	1,501	78,217
Travel + Leisure Co.	1,238	68,424
Total Lodging		1,326,736
Software - 7.9%
ROBLOX Corp. — Class A*	2,316	238,918
Activision Blizzard, Inc.	3,239	215,491
Electronic Arts, Inc.	1,351	178,197
NetEase, Inc. ADR	1,480	150,634
Take-Two Interactive Software, Inc.*	747	132,757
Bilibili, Inc. ADR*	2,617	121,429
Total Software		1,037,426
Leisure Time - 7.5%
Norwegian Cruise Line Holdings Ltd.*	7,816	162,104
Carnival Corp.*	7,259	146,051
Royal Caribbean Cruises Ltd.*	1,756	135,036
Peloton Interactive, Inc. — Class A*	2,636	94,263
Planet Fitness, Inc. — Class A*	958	86,776
Brunswick Corp.	803	80,886
YETI Holdings, Inc.*	908	75,210
Polaris, Inc.	673	73,970
Harley-Davidson, Inc.	1,858	70,028
Callaway Golf Co.*	2,423	66,487
Total Leisure Time		990,811

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Agriculture - 5.4%
Philip Morris International, Inc.	3,725	$353,875
Altria Group, Inc.	5,745	272,256
British American Tobacco plc ADR	2,410	90,158
Total Agriculture		716,289
Beverages - 4.8%
Constellation Brands, Inc. — Class A	806	202,282
Brown-Forman Corp. — Class B	2,344	170,784
Molson Coors Beverage Co. — Class B	2,042	94,646
Anheuser-Busch InBev S.A. ADR[1]	1,533	92,823
Boston Beer Company, Inc. — Class A*	139	70,209
Total Beverages		630,744
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	1,065	108,396
Mattel, Inc.*	3,749	80,828
Total Toys, Games & Hobbies		189,224
Food Service - 0.7%
Aramark	2,509	92,457
Total Common Stocks
(Cost $8,083,483)		13,167,614

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$31,317	31,317
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	12,952	12,952
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	11,774	11,774
Total Repurchase Agreements
(Cost $56,043)		56,043

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	215,310	215,310
Total Securities Lending Collateral
(Cost $215,310)		215,310
Total Investments - 101.8%
(Cost $8,354,836)		$13,438,967
Other Assets & Liabilities, net - (1.8)%		(234,315)
Total Net Assets - 100.0%		$13,204,652

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,167,614	$—	$—	$13,167,614
Repurchase Agreements	—	56,043	—	56,043
Securities Lending Collateral	215,310	—	—	215,310
Total Assets	$13,382,924	$56,043	$—	$13,438,967

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 89.6%
Financial - 19.7%
Citigroup, Inc.	2,380	$143,728
Raymond James Financial, Inc.	1,376	138,150
Safety Insurance Group, Inc.	1,532	130,266
Enstar Group Ltd.*	521	128,994
Old Republic International Corp.[1]	5,154	126,685
Mercury General Corp.[1]	2,318	122,993
Stewart Information Services Corp.[1]	1,418	113,057
National Bank Holdings Corp. — Class A	2,496	109,674
Arch Capital Group Ltd.*	2,355	104,680
Preferred Bank/Los Angeles CA	1,413	101,439
AMERISAFE, Inc.[1]	1,854	99,801
Ameris Bancorp	1,971	97,919
Travelers Companies, Inc.[1]	609	95,266
Piper Sandler Cos.	532	94,967
Evercore, Inc. — Class A	663	90,069
LXP Industrial Trust REIT	5,711	89,206
United Bankshares, Inc.	2,232	80,977
PS Business Parks, Inc. REIT	419	77,167
BankUnited, Inc.	1,815	76,793
Hanover Insurance Group, Inc.	582	76,277
Interactive Brokers Group, Inc. — Class A	941	74,734
Omega Healthcare Investors, Inc. REIT	2,512	74,330
MGIC Investment Corp.	4,958	71,494
First American Financial Corp.	877	68,608
Radian Group, Inc.	3,221	68,060
HomeStreet, Inc.	1,287	66,924
Essent Group Ltd.	1,436	65,381
Everest Re Group Ltd.	231	63,276
Synchrony Financial[1]	1,257	58,312
Markel Corp.*	45	55,530
OneMain Holdings, Inc.	1,040	52,042
ServisFirst Bancshares, Inc.	570	48,416
Fidelity National Financial, Inc.	875	45,657
Aflac, Inc.[1]	779	45,486
National Retail Properties, Inc. REIT	945	45,426
Capital One Financial Corp.	303	43,962
Hilltop Holdings, Inc.	1,251	43,960
National Health Investors, Inc. REIT	760	43,677
Janus Henderson Group plc	999	41,898
LTC Properties, Inc. REIT	1,225	41,822
Western Union Co.	2,334	41,639
Discover Financial Services	353	40,793
Affiliated Managers Group, Inc.	243	39,976
Meta Financial Group, Inc.	662	39,495
Washington Federal, Inc.	1,073	35,817
SEI Investments Co.	533	32,481
Visa, Inc. — Class A	136	29,473
Allstate Corp.[1]	243	28,589
Brown & Brown, Inc.	401	28,182
T. Rowe Price Group, Inc.	138	27,136
JPMorgan Chase & Co.	170	26,920
Berkshire Hathaway, Inc. — Class B*,1	90	26,910
Douglas Elliman, Inc.*	1,367	15,720
Total Financial		3,630,234
Industrial - 15.1%
Knowles Corp.*	6,071	141,758
Garmin Ltd.	1,013	137,940
Keysight Technologies, Inc.*	640	132,166
Packaging Corporation of America	877	119,404
3M Co.[1]	590	104,802
Toro Co.[1]	1,018	101,709
Sanmina Corp.*	2,312	95,856
General Dynamics Corp.	432	90,059
MDU Resources Group, Inc.[1]	2,871	88,541
Snap-on, Inc.[1]	404	87,013
Mueller Industries, Inc.	1,440	85,478
Donaldson Company, Inc.[1]	1,435	85,038
Huntington Ingalls Industries, Inc.	447	83,473
Encore Wire Corp.	560	80,136
Emerson Electric Co.	855	79,490
Worthington Industries, Inc.[1]	1,400	76,524
Vishay Intertechnology, Inc.[1]	3,492	76,370
Sturm Ruger & Company, Inc.	1,095	74,482
OSI Systems, Inc.*,1	767	71,484
Oshkosh Corp.[1]	604	68,077
Crane Co.	667	67,854
Eagle Materials, Inc.	406	67,583
Owens Corning	708	64,074
Textron, Inc.	822	63,458
Hillenbrand, Inc.[1]	1,149	59,737
TTM Technologies, Inc.*	3,788	56,441
Graco, Inc.	684	55,144
Louisiana-Pacific Corp.	642	50,301
Vontier Corp.	1,624	49,906
Boise Cascade Co.[1]	697	49,626
Lockheed Martin Corp.[1]	122	43,360
Albany International Corp. — Class A	451	39,891
UFP Industries, Inc.	368	33,860
Atkore, Inc.*	298	33,135
Pentair plc	408	29,796
Dorian LPG Ltd.	2,261	28,692
Simpson Manufacturing Company, Inc.	204	28,370
Agilent Technologies, Inc.	176	28,098
Insteel Industries, Inc.	693	27,588
Watts Water Technologies, Inc. — Class A	142	27,572
Total Industrial		2,784,286
Consumer, Non-cyclical - 14.5%
Johnson & Johnson[1]	968	165,596
Amgen, Inc.[1]	642	144,431
Bristol-Myers Squibb Co.[1]	2,301	143,467
Gilead Sciences, Inc.[1]	1,937	140,645
John B Sanfilippo & Son, Inc.	1,416	127,667
AbbVie, Inc.[1]	760	102,904
Quest Diagnostics, Inc.	561	97,059
Innoviva, Inc.*	5,432	93,702
Hologic, Inc.*,1	1,042	79,776
Regeneron Pharmaceuticals, Inc.*,1	112	70,730

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 89.6% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Philip Morris International, Inc.[1]	743	$70,585
Perdoceo Education Corp.*	5,919	69,607
Prestige Consumer Healthcare, Inc.*	1,128	68,413
Merck & Company, Inc.[1]	887	67,980
Baxter International, Inc.[1]	780	66,955
Waters Corp.*	179	66,696
Bio-Rad Laboratories, Inc. — Class A*,1	88	66,490
Becton Dickinson and Co.	244	61,361
EVERTEC, Inc.	1,214	60,676
Pfizer, Inc.	987	58,282
Amphastar Pharmaceuticals, Inc.*	2,468	57,480
Incyte Corp.*,1	764	56,078
Eagle Pharmaceuticals, Inc.*	1,087	55,350
USANA Health Sciences, Inc.*	542	54,850
United Therapeutics Corp.*	246	53,156
Tyson Foods, Inc. — Class A	606	52,819
Vertex Pharmaceuticals, Inc.*	237	52,045
Molson Coors Beverage Co. — Class B1	989	45,840
Laboratory Corporation of America Holdings*	141	44,303
PerkinElmer, Inc.	215	43,228
Edwards Lifesciences Corp.*	324	41,974
Royalty Pharma plc — Class A	1,047	41,723
Archer-Daniels-Midland Co.	611	41,298
Vanda Pharmaceuticals, Inc.*	2,605	40,872
Thermo Fisher Scientific, Inc.	58	38,700
Vector Group Ltd.	2,734	31,386
Coherus Biosciences, Inc.*,1	1,862	29,718
Zoetis, Inc.	120	29,284
Abbott Laboratories[1]	203	28,570
Total Consumer, Non-cyclical		2,661,696
Consumer, Cyclical - 12.7%
LKQ Corp.	2,394	143,712
O'Reilly Automotive, Inc.*,1	200	141,246
AutoZone, Inc.*,1	67	140,458
Gentex Corp.[1]	3,950	137,658
Cummins, Inc.[1]	475	103,616
Target Corp.	445	102,991
NVR, Inc.*	17	100,451
Home Depot, Inc.[1]	232	96,282
Choice Hotels International, Inc.	575	89,694
Whirlpool Corp.	363	85,182
Brunswick Corp.[1]	763	76,857
Acushnet Holdings Corp.	1,237	65,660
Dolby Laboratories, Inc. — Class A	683	65,035
Lennar Corp. — Class A	510	59,242
Allison Transmission Holdings, Inc.[1]	1,596	58,015
Buckle, Inc.	1,349	57,076
Zumiez, Inc.*	1,178	56,532
Autoliv, Inc.	545	56,358
AutoNation, Inc.*,1	482	56,322
Polaris, Inc.	496	54,515
Ethan Allen Interiors, Inc.	1,980	52,054
Gentherm, Inc.*,1	557	48,403
Dick's Sporting Goods, Inc.	411	47,261
Tapestry, Inc.	1,163	47,218
PulteGroup, Inc.	784	44,813
Foot Locker, Inc.	896	39,093
Tri Pointe Homes, Inc.*	1,394	38,879
Carter's, Inc.	375	37,957
Methode Electronics, Inc.	756	37,173
BorgWarner, Inc.	803	36,191
MarineMax, Inc.*	611	36,074
Ralph Lauren Corp. — Class A	293	34,826
Jack in the Box, Inc.	382	33,417
MSC Industrial Direct Company, Inc. — Class A1	354	29,757
Tesla, Inc.*	23	24,306
Total Consumer, Cyclical		2,334,324
Utilities - 8.1%
PPL Corp.	4,574	137,495
National Fuel Gas Co.[1]	2,137	136,640
UGI Corp.[1]	2,975	136,582
IDACORP, Inc.[1]	1,201	136,085
Chesapeake Utilities Corp.[1]	931	135,749
Portland General Electric Co.	2,558	135,369
MGE Energy, Inc.[1]	1,615	132,834
WEC Energy Group, Inc.[1]	1,288	125,026
Southern Co.[1]	1,620	111,100
American States Water Co.[1]	893	92,372
CMS Energy Corp.[1]	1,319	85,801
California Water Service Group	555	39,882
Sempra Energy[1]	287	37,964
Essential Utilities, Inc.	514	27,597
NextEra Energy, Inc.	290	27,074
Total Utilities		1,497,570
Communications - 8.0%
Alphabet, Inc. — Class C*,1	71	205,445
Cisco Systems, Inc.[1]	2,503	158,615
Omnicom Group, Inc.[1]	1,835	134,451
Viavi Solutions, Inc.*,1	7,428	130,881
Verizon Communications, Inc.[1]	2,297	119,352
Amazon.com, Inc.*,1	26	86,693
Juniper Networks, Inc.[1]	1,606	57,350
Meta Platforms, Inc. — Class A*,1	166	55,834
InterDigital, Inc.	766	54,869
VeriSign, Inc.*,1	205	52,033
Motorola Solutions, Inc.	188	51,080
Nexstar Media Group, Inc. — Class A	313	47,257
T-Mobile US, Inc.*	407	47,204
Telephone & Data Systems, Inc.[1]	2,299	46,325
Cogent Communications Holdings, Inc.	617	45,152
Shenandoah Telecommunications Co.	1,707	43,528
Yelp, Inc. — Class A*,1	1,017	36,856
F5, Inc.*	144	35,238
eBay, Inc.	478	31,787
FactSet Research Systems, Inc.	56	27,216
Total Communications		1,467,166
Technology - 7.8%
Microsoft Corp.[1]	789	265,364
Apple, Inc.[1]	1,001	177,747

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 89.6% (continued)
Technology - 7.8% (continued)
CSG Systems International, Inc.	2,367	$136,386
International Business Machines Corp.	698	93,295
Texas Instruments, Inc.[1]	473	89,146
NetApp, Inc.	688	63,289
Rambus, Inc.*,1	1,962	57,663
Intel Corp.[1]	1,070	55,105
Progress Software Corp.	977	47,160
Cirrus Logic, Inc.*	498	45,826
HP, Inc.[1]	1,071	40,345
ExlService Holdings, Inc.*	270	39,088
Xperi Holding Corp.	2,017	38,141
SS&C Technologies Holdings, Inc.	421	34,514
NetScout Systems, Inc.*	950	31,426
Micron Technology, Inc.	323	30,088
Qorvo, Inc.*	189	29,558
Lumentum Holdings, Inc.*	274	28,981
Broadcom, Inc.[1]	42	27,947
QUALCOMM, Inc.	152	27,796
Cognizant Technology Solutions Corp. — Class A	312	27,681
Accenture plc — Class A	66	27,360
CommVault Systems, Inc.*	395	27,223
Total Technology		1,441,129
Basic Materials - 3.2%
LyondellBasell Industries N.V. — Class A	1,102	101,638
Celanese Corp. — Class A	603	101,340
Westlake Chemical Corp.	990	96,159
Dow, Inc.	1,472	83,492
Nucor Corp.	414	47,258
Valvoline, Inc.	1,260	46,985
Southern Copper Corp.	686	42,333
Steel Dynamics, Inc.	654	40,594
Newmont Corp.	446	27,661
Total Basic Materials		587,460
Energy - 0.5%
Equitrans Midstream Corp.	2,676	27,670
Antero Midstream Corp.[1]	2,812	27,220
Kinder Morgan, Inc.	1,696	26,899
Total Energy		81,789
Total Common Stocks
(Cost $14,490,155)		16,485,654

MONEY MARKET FUND† - 3.3%
Invesco Short-Term Investments Trust - Treasury Obligations Portfolio, — Institutional Class 0.00%[2]	610,339	610,339
Total Money Market Fund
(Cost $610,339)		610,339
Total Investments - 92.9%
(Cost $15,100,494)		$17,095,993
Other Assets & Liabilities, net - 7.1%		1,315,256
Total Net Assets - 100.0%		$18,411,249

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$8,559,493	$753,257

Goldman Sachs International	GS Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	8,559,481	751,645
						$17,118,974	$1,504,902
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$7,956,273	$(154,875)
Goldman Sachs International	GS Equity Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	7,957,800	(158,756)
						$15,914,073	$(313,631)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Stewart Information Services Corp.	738	0.67%	$12,543
Piper Sandler Cos.	277	0.58%	8,485
Raymond James Financial, Inc.	717	0.84%	7,043
Interactive Brokers Group, Inc. — Class A	489	0.45%	6,926
Synchrony Financial	654	0.35%	5,385
Berkshire Hathaway, Inc. — Class B	47	0.16%	5,117
Arch Capital Group Ltd.	1,225	0.64%	4,771
Travelers Companies, Inc.	316	0.58%	4,595
Enstar Group Ltd.	271	0.78%	4,573
Safety Insurance Group, Inc.	797	0.79%	3,988
First American Financial Corp.	456	0.42%	3,591
Allstate Corp.	126	0.17%	3,070
Preferred Bank/Los Angeles CA	735	0.62%	3,044
Douglas Elliman, Inc.	439	0.06%	2,489
LXP Industrial Trust	2,972	0.54%	2,148
Omega Healthcare Investors, Inc.	1,307	0.45%	2,059
Everest Re Group Ltd.	120	0.38%	1,984
Fidelity National Financial, Inc.	455	0.28%	1,844
HomeStreet, Inc.	669	0.41%	1,803
Aflac, Inc.	405	0.28%	1,745
United Bankshares, Inc.	1,161	0.49%	1,693
Brown & Brown, Inc.	209	0.17%	1,496
Citigroup, Inc.	1,238	0.87%	1,363
PS Business Parks, Inc.	218	0.47%	1,322
Visa, Inc. — Class A	71	0.18%	1,285
National Bank Holdings Corp. — Class A	1,298	0.67%	1,157
Janus Henderson Group plc	519	0.25%	1,149
National Retail Properties, Inc.	491	0.28%	1,017
ServisFirst Bancshares, Inc.	297	0.29%	886
LTC Properties, Inc.	637	0.25%	684
Washington Federal, Inc.	558	0.22%	525
Markel Corp.	23	0.33%	389
Affiliated Managers Group, Inc.	126	0.24%	312
JPMorgan Chase & Co.	88	0.16%	187
Western Union Co.	1,215	0.25%	(41)
National Health Investors, Inc.	395	0.27%	(217)
BankUnited, Inc.	944	0.47%	(891)
SEI Investments Co.	277	0.20%	(900)
T. Rowe Price Group, Inc.	71	0.16%	(986)
MGIC Investment Corp.	2,580	0.43%	(995)
Essent Group Ltd.	747	0.40%	(1,015)
Evercore, Inc. — Class A	345	0.55%	(1,169)
Meta Financial Group, Inc.	344	0.24%	(1,216)
Discover Financial Services	184	0.25%	(1,358)
Ameris Bancorp	1,025	0.59%	(1,545)
Hilltop Holdings, Inc.	651	0.27%	(1,823)
Hanover Insurance Group, Inc.	303	0.46%	(1,948)
Radian Group, Inc.	1,676	0.41%	(2,288)
Old Republic International Corp.	2,682	0.77%	(2,668)
Capital One Financial Corp.	157	0.27%	(2,694)
OneMain Holdings, Inc.	541	0.32%	(3,561)
AMERISAFE, Inc.	964	0.61%	(3,759)
Mercury General Corp.	1,206	0.75%	(6,484)
Total Financial			65,110
Consumer, Non-cyclical
Quest Diagnostics, Inc.	292	0.59%	11,791
United Therapeutics Corp.	128	0.32%	9,756
Pfizer, Inc.	514	0.35%	8,148
Innoviva, Inc.	2,827	0.57%	7,872
Johnson & Johnson	504	1.01%	7,699
Waters Corp.	93	0.40%	7,286
AbbVie, Inc.	395	0.62%	7,170
Prestige Consumer Healthcare, Inc.	587	0.42%	7,076
PerkinElmer, Inc.	112	0.26%	6,130
Eagle Pharmaceuticals, Inc.	565	0.34%	4,656
Amgen, Inc.	334	0.88%	4,525
Abbott Laboratories	105	0.17%	4,465
Gilead Sciences, Inc.	1,008	0.86%	4,134
Molson Coors Beverage Co. — Class B	515	0.28%	4,061
Amphastar Pharmaceuticals, Inc.	1,284	0.35%	3,908
Zoetis, Inc.	62	0.18%	3,769
Regeneron Pharmaceuticals, Inc.	58	0.43%	3,690
Vertex Pharmaceuticals, Inc.	123	0.32%	3,350
Perdoceo Education Corp.	3,080	0.42%	3,064
Hologic, Inc.	542	0.48%	2,937
Bio-Rad Laboratories, Inc. — Class A	46	0.41%	2,849
John B Sanfilippo & Son, Inc.	737	0.78%	2,732
Laboratory Corporation of America Holdings	73	0.27%	2,485
EVERTEC, Inc.	631	0.37%	2,360
Vector Group Ltd.	878	0.12%	2,352
Baxter International, Inc.	406	0.41%	2,271
Coherus Biosciences, Inc.	969	0.18%	1,831
Edwards Lifesciences Corp.	169	0.26%	1,663
Merck & Company, Inc.	462	0.41%	822
USANA Health Sciences, Inc.	282	0.33%	725
Royalty Pharma plc — Class A	545	0.25%	663
Archer-Daniels-Midland Co.	318	0.25%	584
Tyson Foods, Inc. — Class A	315	0.32%	371
Thermo Fisher Scientific, Inc.	30	0.23%	356
Philip Morris International, Inc.	387	0.43%	(109)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bristol-Myers Squibb Co.	1,197	0.87%	$(647)
Becton Dickinson and Co.	127	0.37%	(875)
Vanda Pharmaceuticals, Inc.	1,355	0.25%	(1,365)
Incyte Corp.	398	0.34%	(2,450)
Total Consumer, Non-cyclical			132,105
Consumer, Cyclical
AutoZone, Inc.	35	0.86%	24,825
Gentherm, Inc.	290	0.29%	13,452
Home Depot, Inc.	121	0.59%	10,141
AutoNation, Inc.	251	0.34%	9,982
O'Reilly Automotive, Inc.	104	0.86%	9,736
NVR, Inc.	9	0.62%	7,989
Gentex Corp.	2,055	0.84%	6,831
Brunswick Corp.	397	0.47%	5,739
LKQ Corp.	1,246	0.87%	4,594
PulteGroup, Inc.	408	0.27%	3,862
Autoliv, Inc.	283	0.34%	3,681
Zumiez, Inc.	613	0.34%	3,603
Tri Pointe Homes, Inc.	725	0.24%	3,597
Choice Hotels International, Inc.	299	0.54%	3,049
MarineMax, Inc.	318	0.22%	2,972
Dick's Sporting Goods, Inc.	214	0.29%	2,817
Lennar Corp. — Class A	265	0.36%	2,575
Methode Electronics, Inc.	393	0.23%	2,505
Ethan Allen Interiors, Inc.	1,030	0.32%	2,198
MSC Industrial Direct Company, Inc. — Class A	184	0.18%	1,914
Acushnet Holdings Corp.	643	0.40%	1,817
Dolby Laboratories, Inc. — Class A	355	0.39%	1,632
Buckle, Inc.	702	0.35%	1,522
Whirlpool Corp.	189	0.52%	1,504
Cummins, Inc.	247	0.63%	1,272
Target Corp.	231	0.62%	956
BorgWarner, Inc.	418	0.22%	444
Ralph Lauren Corp. — Class A	152	0.21%	359
Carter's, Inc.	195	0.23%	(35)
Tesla, Inc.	12	0.15%	(76)
Tapestry, Inc.	605	0.29%	(476)
Allison Transmission Holdings, Inc.	830	0.35%	(949)
Polaris, Inc.	258	0.33%	(2,836)
Jack in the Box, Inc.	156	0.16%	(3,235)
Foot Locker, Inc.	466	0.24%	(4,528)
Total Consumer, Cyclical			123,433
Communications
Alphabet, Inc. — Class C	37	1.25%	27,951
Cisco Systems, Inc.	1,302	0.96%	16,925
Amazon.com, Inc.	13	0.51%	12,942
Viavi Solutions, Inc.	3,865	0.80%	11,524
Juniper Networks, Inc.	836	0.35%	10,985
Meta Platforms, Inc. — Class A	86	0.34%	10,556
VeriSign, Inc.	106	0.31%	4,430
F5, Inc.	75	0.21%	3,961
Motorola Solutions, Inc.	97	0.31%	2,520
FactSet Research Systems, Inc.	29	0.16%	1,009
InterDigital, Inc.	398	0.33%	861
eBay, Inc.	249	0.19%	606
Nexstar Media Group, Inc. — Class A	163	0.29%	104
Omnicom Group, Inc.	955	0.82%	(102)
Shenandoah Telecommunications Co.	888	0.26%	(657)
Yelp, Inc. — Class A	529	0.22%	(801)
Cogent Communications Holdings, Inc.	321	0.27%	(819)
Telephone & Data Systems, Inc.	1,196	0.28%	(1,430)
T-Mobile US, Inc.	211	0.29%	(1,540)
Verizon Communications, Inc.	1,195	0.73%	(2,555)
Total Communications			96,470
Energy
Equitrans Midstream Corp.	1,392	0.17%	2,113
Kinder Morgan, Inc.	882	0.16%	105
Antero Midstream Corp.	1,463	0.17%	(1,100)
Total Energy			1,118
Industrial
Keysight Technologies, Inc.	333	0.80%	12,508
Knowles Corp.	3,159	0.86%	9,931
Encore Wire Corp.	291	0.49%	9,782
Mueller Industries, Inc.	749	0.52%	9,522
Owens Corning	368	0.39%	6,489
Oshkosh Corp.	314	0.41%	6,120
Snap-on, Inc.	210	0.53%	5,482
Vishay Intertechnology, Inc.	1,817	0.46%	4,824
Louisiana-Pacific Corp.	334	0.31%	4,373
Boise Cascade Co.	362	0.30%	3,984
TTM Technologies, Inc.	1,971	0.34%	3,687
Eagle Materials, Inc.	211	0.41%	3,246
Watts Water Technologies, Inc. — Class A	74	0.17%	3,220
Hillenbrand, Inc.	598	0.36%	2,809
Sanmina Corp.	1,203	0.58%	2,420
Albany International Corp. — Class A	235	0.24%	2,313
Crane Co.	347	0.41%	2,160
Simpson Manufacturing Company, Inc.	106	0.17%	1,934
Textron, Inc.	428	0.39%	1,817
Packaging Corporation of America	456	0.73%	1,454
UFP Industries, Inc.	191	0.21%	1,440
Atkore, Inc.	155	0.20%	1,436
General Dynamics Corp.	225	0.55%	1,137
Pentair plc	212	0.18%	1,013
3M Co.	307	0.64%	951
Lockheed Martin Corp.	63	0.26%	947
Graco, Inc.	356	0.34%	621
Insteel Industries, Inc.	360	0.17%	393
Agilent Technologies, Inc.	91	0.17%	34
Dorian LPG Ltd.	1,177	0.17%	(11)
Emerson Electric Co.	445	0.48%	(913)
Donaldson Company, Inc.	746	0.52%	(926)
Worthington Industries, Inc.	729	0.47%	(1,311)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OSI Systems, Inc.	399	0.43%	$(1,536)
Vontier Corp.	845	0.30%	(2,141)
MDU Resources Group, Inc.	1,494	0.54%	(2,391)
Toro Co.	530	0.62%	(2,600)
Garmin Ltd.	527	0.84%	(2,704)
Huntington Ingalls Industries, Inc.	232	0.51%	(3,841)
Sturm Ruger & Company, Inc.	569	0.45%	(4,073)
Total Industrial			83,600
Utilities
National Fuel Gas Co.	1,112	0.83%	11,476
Chesapeake Utilities Corp.	484	0.82%	11,097
American States Water Co.	464	0.56%	9,824
IDACORP, Inc.	625	0.83%	9,399
UGI Corp.	1,548	0.83%	8,211
Southern Co.	843	0.68%	7,620
MGE Energy, Inc.	840	0.81%	4,537
Portland General Electric Co.	1,331	0.82%	4,287
CMS Energy Corp.	686	0.52%	3,217
California Water Service Group	288	0.24%	2,611
WEC Energy Group, Inc.	670	0.76%	2,431
Essential Utilities, Inc.	267	0.17%	1,677
Sempra Energy	149	0.23%	1,242
PPL Corp.	2,380	0.84%	1,023
NextEra Energy, Inc.	151	0.16%	241
Total Utilities			78,893
Technology
Apple, Inc.	521	1.08%	50,586
Microsoft Corp.	410	1.61%	39,442
CSG Systems International, Inc.	1,232	0.83%	14,038
HP, Inc.	557	0.25%	11,734
NetApp, Inc.	358	0.38%	10,384
Rambus, Inc.	1,021	0.35%	6,830
QUALCOMM, Inc.	79	0.17%	5,608
Broadcom, Inc.	21	0.16%	5,448
ExlService Holdings, Inc.	140	0.24%	4,841
Cirrus Logic, Inc.	259	0.28%	4,527
Texas Instruments, Inc.	246	0.54%	4,525
Lumentum Holdings, Inc.	143	0.18%	3,478
International Business Machines Corp.	363	0.57%	2,003
Micron Technology, Inc.	168	0.18%	1,793
Intel Corp.	557	0.34%	1,088
NetScout Systems, Inc.	494	0.19%	943
Progress Software Corp.	508	0.29%	698
Accenture plc — Class A	34	0.16%	533
Cognizant Technology Solutions Corp. — Class A	162	0.17%	505
SS&C Technologies Holdings, Inc.	219	0.21%	290
Xperi Holding Corp.	1,049	0.23%	(2,058)
CommVault Systems, Inc.	205	0.17%	(2,114)
Qorvo, Inc.	98	0.18%	(2,967)
Total Technology			162,155
Basic Materials
Westlake Chemical Corp.	515	0.58%	2,215
LyondellBasell Industries N.V. — Class A	573	0.62%	1,961
Dow, Inc.	766	0.51%	1,680
Southern Copper Corp.	357	0.26%	1,094
Valvoline, Inc.	655	0.29%	814
Celanese Corp. — Class A	314	0.62%	729
Newmont Corp.	232	0.17%	489
Steel Dynamics, Inc.	340	0.25%	(96)
Nucor Corp.	215	0.29%	(125)
Total Basic Materials			8,761
Total GS Equity Long Custom Basket			$751,645

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Teladoc Health, Inc.	495	(0.57)%	16,160
Guardant Health, Inc.	419	(0.53)%	12,084
CoStar Group, Inc.	1,010	(1.00)%	8,292
ManpowerGroup, Inc.	295	(0.36)%	5,970
ABM Industries, Inc.	771	(0.40)%	5,548
Brink's Co.	511	(0.42)%	4,220
US Foods Holding Corp.	1,556	(0.68)%	1,857
Nielsen Holdings plc	1,329	(0.34)%	1,015
ASGN, Inc.	494	(0.77)%	796
Rollins, Inc.	1,954	(0.84)%	770
Insperity, Inc.	284	(0.42)%	480
Sysco Corp.	1,163	(1.15)%	(1,662)
TransUnion	425	(0.63)%	(2,410)
Bunge Ltd.	464	(0.54)%	(2,483)
Booz Allen Hamilton Holding Corp.	542	(0.58)%	(2,544)
Equifax, Inc.	157	(0.58)%	(4,462)
Dun & Bradstreet Holdings, Inc.	2,930	(0.75)%	(4,878)
Verisk Analytics, Inc. — Class A	305	(0.88)%	(5,284)
Cintas Corp.	259	(1.44)%	(5,688)
Driven Brands Holdings, Inc.	2,402	(1.01)%	(12,410)
Total Consumer, Non-cyclical			15,371
Financial
Americold Realty Trust	2,155	(0.89)%	10,000
JBG SMITH Properties	1,629	(0.59)%	7,372
Ventas, Inc.	1,295	(0.83)%	6,347
Park Hotels & Resorts, Inc.	4,624	(1.10)%	3,655
Lincoln National Corp.	1,149	(0.99)%	1,223
Welltower, Inc.	1,120	(1.21)%	806
Ameriprise Financial, Inc.	144	(0.55)%	463
Safehold, Inc.	1,173	(1.18)%	(387)
Wells Fargo & Co.	1,735	(1.05)%	(755)
RLJ Lodging Trust	6,211	(1.09)%	(909)
American Tower Corp. — Class A	98	(0.36)%	(1,014)
DiamondRock Hospitality Co.	5,469	(0.66)%	(1,177)
SBA Communications Corp.	113	(0.55)%	(1,442)
Apple Hospitality REIT, Inc.	2,767	(0.56)%	(1,574)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Crown Castle International Corp.	234	(0.61)%	$(1,741)
Digital Realty Trust, Inc.	247	(0.55)%	(2,209)
First Horizon Corp.	5,036	(1.03)%	(2,282)
Sunstone Hotel Investors, Inc.	7,583	(1.12)%	(2,298)
Equinix, Inc.	114	(1.21)%	(2,426)
Pebblebrook Hotel Trust	3,549	(1.00)%	(3,064)
Xenia Hotels & Resorts, Inc.	3,153	(0.72)%	(3,248)
Ryman Hospitality Properties, Inc.	886	(1.02)%	(4,101)
Equitable Holdings, Inc.	2,776	(1.14)%	(4,323)
Signature Bank	178	(0.72)%	(4,500)
Host Hotels & Resorts, Inc.	6,992	(1.53)%	(5,104)
Invitation Homes, Inc.	1,294	(0.74)%	(6,040)
Outfront Media, Inc.	2,618	(0.88)%	(6,236)
Bank of New York Mellon Corp.	1,649	(1.20)%	(6,491)
First Republic Bank	295	(0.77)%	(6,880)
Western Alliance Bancorporation	849	(1.15)%	(6,989)
Apartment Income REIT Corp.	2,400	(1.65)%	(7,383)
Northern Trust Corp.	769	(1.16)%	(7,475)
State Street Corp.	1,272	(1.49)%	(7,597)
Kennedy-Wilson Holdings, Inc.	5,479	(1.64)%	(8,243)
Comerica, Inc.	1,600	(1.75)%	(9,388)
UDR, Inc.	1,032	(0.78)%	(10,117)
Howard Hughes Corp.	783	(1.00)%	(14,204)
Sun Communities, Inc.	477	(1.26)%	(21,581)
Total Financial			(131,312)
Technology
Coupa Software, Inc.	192	(0.38)%	18,556
Avalara, Inc.	132	(0.21)%	4,427
Leidos Holdings, Inc.	464	(0.52)%	2,054
Zscaler, Inc.	60	(0.24)%	(1,015)
Smartsheet, Inc. — Class A	251	(0.24)%	(1,119)
Snowflake, Inc. — Class A	82	(0.35)%	(1,918)
Ceridian HCM Holding, Inc.	457	(0.60)%	(3,800)
KBR, Inc.	2,201	(1.32)%	(14,822)
Total Technology			2,363
Industrial
Stericycle, Inc.	1,428	(1.07)%	19,889
Boeing Co.	464	(1.17)%	9,321
US Ecology, Inc.	1,430	(0.57)%	6,335
TransDigm Group, Inc.	64	(0.51)%	350
Jacobs Engineering Group, Inc.	994	(1.74)%	279
General Electric Co.	1	0.00%	6
CH Robinson Worldwide, Inc.	687	(0.93)%	(4,224)
Howmet Aerospace, Inc.	2,223	(0.89)%	(4,333)
Waste Management, Inc.	522	(1.09)%	(15,446)
Republic Services, Inc. — Class A	731	(1.28)%	(22,167)
Tetra Tech, Inc.	357	(0.76)%	(22,509)
Casella Waste Systems, Inc. — Class A	1,207	(1.30)%	(30,972)
Total Industrial			(63,471)
Utilities
Entergy Corp.	574	(0.81)%	(1,330)
ONE Gas, Inc.	1,795	(1.75)%	(4,434)
Atmos Energy Corp.	1,364	(1.80)%	(5,880)
Black Hills Corp.	1,327	(1.18)%	(6,037)
CenterPoint Energy, Inc.	4,252	(1.49)%	(7,526)
OGE Energy Corp.	1,904	(0.92)%	(7,997)
Edison International	1,991	(1.71)%	(20,034)
Total Utilities			(53,238)
Consumer, Cyclical
Freshpet, Inc.	395	(0.47)%	20,919
United Airlines Holdings, Inc.	2,707	(1.49)%	17,930
Delta Air Lines, Inc.	3,177	(1.56)%	12,625
Southwest Airlines Co.	769	(0.41)%	11,580
Spirit Airlines, Inc.	2,245	(0.62)%	9,920
JetBlue Airways Corp.	1,950	(0.35)%	8,571
Frontier Group Holdings, Inc.	2,410	(0.41)%	7,536
Alaska Air Group, Inc.	550	(0.36)%	7,513
Las Vegas Sands Corp.	775	(0.37)%	2,523
American Airlines Group, Inc.	5,867	(1.32)%	732
Royal Caribbean Cruises Ltd.	591	(0.57)%	(438)
Wynn Resorts Ltd.	340	(0.36)%	(1,175)
Marriott International, Inc. — Class A	327	(0.68)%	(1,231)
IAA, Inc.	1,038	(0.66)%	(2,127)
Carnival Corp.	2,300	(0.58)%	(4,225)
Hilton Worldwide Holdings, Inc.	331	(0.65)%	(4,930)
Madison Square Garden Sports Corp. — Class A	560	(1.22)%	(5,791)
Copart, Inc.	540	(1.03)%	(8,578)
Total Consumer, Cyclical			71,354
Energy
Plug Power, Inc.	605	(0.21)%	5,891
Valero Energy Corp.	399	(0.38)%	927
Marathon Petroleum Corp.	506	(0.41)%	(634)
Hess Corp.	867	(0.81)%	(2,100)
Schlumberger N.V.	3,413	(1.28)%	(2,164)
NOV, Inc.	2,722	(0.46)%	(3,292)
Patterson-UTI Energy, Inc.	5,761	(0.61)%	(3,833)
Pioneer Natural Resources Co.	585	(1.34)%	(6,030)
Halliburton Co.	4,745	(1.36)%	(8,844)
Total Energy			(20,079)
Communications
Okta, Inc.	202	(0.57)%	9,423
Uber Technologies, Inc.	1,557	(0.82)%	7,300
Airbnb, Inc. — Class A	176	(0.37)%	4,643
Liberty Broadband Corp. — Class C	311	(0.63)%	3,028
Walt Disney Co.	177	(0.34)%	(982)
Lyft, Inc. — Class A	1,560	(0.84)%	(3,156)
Total Communications			20,256
Total GS Equity Short Custom Basket			$(158,756)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
AutoZone, Inc.	35	0.84%	$24,786
Gentherm, Inc.	290	0.29%	13,445
Home Depot, Inc.	121	0.59%	10,366
AutoNation, Inc.	251	0.34%	10,007
O'Reilly Automotive, Inc.	104	0.86%	9,684
NVR, Inc.	9	0.62%	8,330
Gentex Corp.	2,055	0.84%	6,818
Brunswick Corp.	397	0.47%	5,694
LKQ Corp.	1,246	0.87%	4,845
Zumiez, Inc.	613	0.34%	3,896
PulteGroup, Inc.	408	0.27%	3,873
Autoliv, Inc.	283	0.34%	3,698
Tri Pointe Homes, Inc.	725	0.24%	3,632
Choice Hotels International, Inc.	299	0.54%	3,045
MarineMax, Inc.	318	0.22%	2,996
Dick's Sporting Goods, Inc.	214	0.29%	2,831
Lennar Corp. — Class A	265	0.36%	2,640
Methode Electronics, Inc.	393	0.23%	2,508
Ethan Allen Interiors, Inc.	1,030	0.32%	2,232
MSC Industrial Direct Company, Inc. — Class A	184	0.18%	1,926
Acushnet Holdings Corp.	643	0.40%	1,804
Dolby Laboratories, Inc. — Class A	355	0.39%	1,635
Buckle, Inc.	702	0.35%	1,564
Whirlpool Corp.	189	0.52%	1,482
Cummins, Inc.	247	0.63%	1,265
Target Corp.	231	0.62%	968
BorgWarner, Inc.	418	0.22%	388
Ralph Lauren Corp. — Class A	152	0.21%	363
Tesla, Inc.	12	0.15%	93
Carter's, Inc.	195	0.23%	(60)
Tapestry, Inc.	605	0.29%	(510)
Allison Transmission Holdings, Inc.	830	0.35%	(838)
Polaris, Inc.	258	0.33%	(2,896)
Jack in the Box, Inc.	156	0.16%	(3,317)
Foot Locker, Inc.	466	0.24%	(4,526)
Total Consumer, Cyclical			124,667
Financial
Stewart Information Services Corp.	738	0.69%	12,551
Piper Sandler Cos.	277	0.58%	8,436
Raymond James Financial, Inc.	717	0.84%	7,121
Interactive Brokers Group, Inc. — Class A	489	0.45%	6,957
Synchrony Financial	654	0.35%	5,395
Berkshire Hathaway, Inc. — Class B	47	0.16%	5,143
Arch Capital Group Ltd.	1,225	0.64%	4,824
Travelers Companies, Inc.	316	0.58%	4,254
Safety Insurance Group, Inc.	797	0.79%	4,052
Enstar Group Ltd.	271	0.78%	3,681
First American Financial Corp.	456	0.42%	3,601
Allstate Corp.	126	0.17%	3,064
Preferred Bank/Los Angeles CA	735	0.62%	2,960
Douglas Elliman, Inc.	439	0.06%	2,490
LXP Industrial Trust	2,972	0.54%	2,177
Omega Healthcare Investors, Inc.	1,307	0.45%	2,064
Everest Re Group Ltd.	120	0.38%	2,006
Fidelity National Financial, Inc.	455	0.28%	1,779
HomeStreet, Inc.	669	0.41%	1,768
United Bankshares, Inc.	1,161	0.49%	1,752
Aflac, Inc.	405	0.28%	1,668
Brown & Brown, Inc.	209	0.17%	1,499
PS Business Parks, Inc.	218	0.47%	1,350
Citigroup, Inc.	1,238	0.87%	1,298
Visa, Inc. — Class A	71	0.18%	1,272
Janus Henderson Group plc	519	0.25%	1,164
National Retail Properties, Inc.	491	0.28%	1,031
National Bank Holdings Corp. — Class A	1,298	0.67%	1,010
ServisFirst Bancshares, Inc.	297	0.29%	967
LTC Properties, Inc.	637	0.25%	701
Washington Federal, Inc.	558	0.22%	529
Markel Corp.	23	0.33%	405
Affiliated Managers Group, Inc.	126	0.24%	321
JPMorgan Chase & Co.	88	0.16%	190
Western Union Co.	1,215	0.25%	(54)
National Health Investors, Inc.	395	0.27%	(311)
BankUnited, Inc.	944	0.47%	(817)
SEI Investments Co.	277	0.20%	(909)
MGIC Investment Corp.	2,580	0.43%	(918)
Essent Group Ltd.	747	0.40%	(968)
T. Rowe Price Group, Inc.	71	0.16%	(972)
Evercore, Inc. — Class A	345	0.55%	(1,099)
Meta Financial Group, Inc.	344	0.24%	(1,176)
Discover Financial Services	184	0.25%	(1,312)
Ameris Bancorp	1,025	0.59%	(1,736)
Hilltop Holdings, Inc.	651	0.27%	(1,827)
Hanover Insurance Group, Inc.	303	0.46%	(1,938)
Radian Group, Inc.	1,676	0.41%	(2,230)
Old Republic International Corp.	2,682	0.77%	(2,644)
Capital One Financial Corp.	157	0.27%	(2,708)
OneMain Holdings, Inc.	541	0.32%	(3,564)
AMERISAFE, Inc.	964	0.61%	(3,773)
Mercury General Corp.	1,206	0.75%	(6,319)
Total Financial			64,205
Consumer, Non-cyclical
Quest Diagnostics, Inc.	292	0.59%	11,817
United Therapeutics Corp.	128	0.32%	9,728
Pfizer, Inc.	514	0.35%	8,517
Innoviva, Inc.	2,827	0.57%	8,082
Johnson & Johnson	504	1.01%	7,539
Waters Corp.	93	0.40%	7,267
AbbVie, Inc.	395	0.62%	7,175

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Prestige Consumer Healthcare, Inc.	587	0.42%	$7,093
PerkinElmer, Inc.	112	0.26%	6,124
Eagle Pharmaceuticals, Inc.	565	0.34%	4,798
Abbott Laboratories	105	0.17%	4,556
Gilead Sciences, Inc.	1,008	0.86%	4,154
Molson Coors Beverage Co. — Class B	515	0.28%	4,085
Amphastar Pharmaceuticals, Inc.	1,284	0.35%	3,907
Zoetis, Inc.	62	0.18%	3,758
Regeneron Pharmaceuticals, Inc.	58	0.43%	3,710
Amgen, Inc.	334	0.88%	3,640
Vertex Pharmaceuticals, Inc.	123	0.32%	3,354
Perdoceo Education Corp.	3,080	0.42%	3,068
Bio-Rad Laboratories, Inc. — Class A	46	0.41%	2,923
Hologic, Inc.	542	0.48%	2,904
John B Sanfilippo & Son, Inc.	737	0.78%	2,730
Laboratory Corporation of America Holdings	73	0.27%	2,483
EVERTEC, Inc.	631	0.37%	2,398
Vector Group Ltd.	878	0.12%	2,355
Baxter International, Inc.	406	0.41%	2,251
Coherus Biosciences, Inc.	969	0.18%	1,804
Edwards Lifesciences Corp.	169	0.26%	1,701
Merck & Company, Inc.	462	0.41%	821
USANA Health Sciences, Inc.	282	0.33%	713
Royalty Pharma plc — Class A	545	0.25%	639
Archer-Daniels-Midland Co.	318	0.25%	561
Thermo Fisher Scientific, Inc.	30	0.23%	342
Tyson Foods, Inc. — Class A	315	0.32%	329
Philip Morris International, Inc.	387	0.43%	(144)
Bristol-Myers Squibb Co.	1,197	0.87%	(681)
Becton Dickinson and Co.	127	0.37%	(902)
Vanda Pharmaceuticals, Inc.	1,355	0.25%	(1,359)
Incyte Corp.	398	0.34%	(2,429)
Total Consumer, Non-cyclical			131,811
Technology
Apple, Inc.	521	1.08%	51,125
Microsoft Corp.	410	1.61%	41,780
CSG Systems International, Inc.	1,232	0.83%	14,106
HP, Inc.	557	0.25%	11,717
NetApp, Inc.	358	0.38%	10,370
Rambus, Inc.	1,021	0.35%	6,859
QUALCOMM, Inc.	79	0.17%	5,613
Broadcom, Inc.	21	0.16%	5,478
ExlService Holdings, Inc.	140	0.24%	4,856
Texas Instruments, Inc.	246	0.54%	4,544
Cirrus Logic, Inc.	259	0.28%	4,522
Lumentum Holdings, Inc.	143	0.18%	3,488
International Business Machines Corp.	363	0.57%	1,988
Micron Technology, Inc.	168	0.18%	1,789
NetScout Systems, Inc.	494	0.19%	971
Progress Software Corp.	508	0.29%	700
Cognizant Technology Solutions Corp. — Class A	162	0.17%	530
Accenture plc — Class A	34	0.16%	513
SS&C Technologies Holdings, Inc.	219	0.21%	289
Intel Corp.	557	0.34%	84
Xperi Holding Corp.	1,049	0.23%	(1,955)
CommVault Systems, Inc.	205	0.17%	(2,088)
Qorvo, Inc.	98	0.18%	(2,926)
Total Technology			164,353
Utilities
National Fuel Gas Co.	1,112	0.83%	11,536
Chesapeake Utilities Corp.	484	0.82%	11,126
American States Water Co.	464	0.56%	9,869
IDACORP, Inc.	625	0.83%	9,345
UGI Corp.	1,548	0.83%	8,223
Southern Co.	843	0.68%	7,685
MGE Energy, Inc.	840	0.81%	4,505
Portland General Electric Co.	1,331	0.82%	4,164
CMS Energy Corp.	686	0.52%	3,111
California Water Service Group	288	0.24%	2,618
WEC Energy Group, Inc.	670	0.76%	2,314
Essential Utilities, Inc.	267	0.17%	1,665
Sempra Energy	149	0.23%	1,238
PPL Corp.	2,380	0.84%	925
NextEra Energy, Inc.	151	0.16%	241
Total Utilities			78,565
Industrial
Keysight Technologies, Inc.	333	0.80%	12,521
Knowles Corp.	3,159	0.86%	9,807
Mueller Industries, Inc.	749	0.52%	9,548
Encore Wire Corp.	291	0.49%	9,161
Oshkosh Corp.	314	0.41%	6,574
Owens Corning	368	0.39%	6,519
Snap-on, Inc.	210	0.53%	5,565
Vishay Intertechnology, Inc.	1,817	0.46%	4,851
Louisiana-Pacific Corp.	334	0.31%	4,376
Boise Cascade Co.	362	0.30%	4,015
TTM Technologies, Inc.	1,971	0.34%	3,649
Eagle Materials, Inc.	211	0.41%	3,306
Watts Water Technologies, Inc. — Class A	74	0.17%	3,213
Hillenbrand, Inc.	598	0.36%	2,754
Sanmina Corp.	1,203	0.58%	2,350
Albany International Corp. — Class A	235	0.24%	2,300
Crane Co.	347	0.41%	2,163
Simpson Manufacturing Company, Inc.	106	0.17%	1,957
Textron, Inc.	428	0.39%	1,751

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Packaging Corporation of America	456	0.73%	$1,520
UFP Industries, Inc.	191	0.21%	1,444
Atkore, Inc.	155	0.20%	1,418
General Dynamics Corp.	225	0.55%	1,101
Pentair plc	212	0.18%	1,009
Lockheed Martin Corp.	63	0.26%	955
3M Co.	307	0.64%	932
Graco, Inc.	356	0.34%	599
Insteel Industries, Inc.	360	0.17%	173
Agilent Technologies, Inc.	91	0.17%	46
Dorian LPG Ltd.	1,177	0.17%	1
Emerson Electric Co.	445	0.48%	(918)
Donaldson Company, Inc.	746	0.52%	(1,039)
Worthington Industries, Inc.	729	0.47%	(1,119)
OSI Systems, Inc.	399	0.43%	(1,535)
Vontier Corp.	845	0.30%	(2,185)
MDU Resources Group, Inc.	1,494	0.54%	(2,381)
Toro Co.	530	0.62%	(2,538)
Garmin Ltd.	527	0.84%	(2,669)
Huntington Ingalls Industries, Inc.	232	0.51%	(3,823)
Sturm Ruger & Company, Inc.	569	0.45%	(4,029)
Total Industrial			83,342
Energy
Equitrans Midstream Corp.	1,392	0.17%	2,119
Kinder Morgan, Inc.	882	0.16%	134
Antero Midstream Corp.	1,463	0.17%	(1,118)
Total Energy			1,135
Communications
Alphabet, Inc. — Class C	37	1.25%	26,941
Cisco Systems, Inc.	1,302	0.96%	16,965
Amazon.com, Inc.	13	0.51%	13,005
Viavi Solutions, Inc.	3,865	0.80%	11,740
Juniper Networks, Inc.	836	0.35%	10,944
Meta Platforms, Inc. — Class A	86	0.34%	10,574
VeriSign, Inc.	106	0.31%	4,440
F5, Inc.	75	0.21%	3,975
Motorola Solutions, Inc.	97	0.31%	2,520
FactSet Research Systems, Inc.	29	0.16%	994
InterDigital, Inc.	398	0.33%	872
eBay, Inc.	249	0.19%	598
Omnicom Group, Inc.	955	0.82%	354
Nexstar Media Group, Inc. — Class A	163	0.29%	112
Shenandoah Telecommunications Co.	888	0.26%	(580)
Yelp, Inc. — Class A	529	0.22%	(784)
Cogent Communications Holdings, Inc.	321	0.27%	(816)
Telephone & Data Systems, Inc.	1,196	0.28%	(1,427)
T-Mobile US, Inc.	211	0.29%	(1,581)
Verizon Communications, Inc.	1,195	0.73%	(2,614)
Total Communications			96,232
Basic Materials
Westlake Chemical Corp.	515	0.58%	2,394
LyondellBasell Industries N.V. — Class A	573	0.62%	1,963
Dow, Inc.	766	0.51%	1,653
Southern Copper Corp.	357	0.26%	1,073
Valvoline, Inc.	655	0.29%	803
Celanese Corp. — Class A	314	0.62%	748
Newmont Corp.	232	0.17%	483
Livent Corp.	0	0.00%	11
Nucor Corp.	215	0.29%	(37)
Steel Dynamics, Inc.	340	0.25%	(144)
Total Basic Materials			8,947
Total MS Equity Long Custom Basket			$753,257

MS EQUITY SHORT CUSTOM BASKET
Communications
Okta, Inc.	202	(0.59)%	9,315
Uber Technologies, Inc.	1,557	(0.82)%	7,320
Airbnb, Inc. — Class A	176	(0.37)%	4,530
Liberty Broadband Corp. — Class C	311	(0.63)%	3,079
Walt Disney Co.	177	(0.34)%	(974)
Lyft, Inc. — Class A	1,560	(0.84)%	(2,939)
Total Communications			20,331
Financial
Americold Realty Trust	2,155	(0.89)%	10,188
JBG SMITH Properties	1,629	(0.59)%	7,367
Ventas, Inc.	1,295	(0.83)%	6,500
Park Hotels & Resorts, Inc.	4,624	(1.10)%	3,562
Lincoln National Corp.	1,149	(0.99)%	1,030
Welltower, Inc.	1,120	(1.21)%	867
Ameriprise Financial, Inc.	144	(0.55)%	625
Safehold, Inc.	1,173	(1.18)%	(460)
RLJ Lodging Trust	6,211	(1.09)%	(605)
Wells Fargo & Co.	1,735	(1.05)%	(725)
American Tower Corp. — Class A	98	(0.36)%	(1,091)
DiamondRock Hospitality Co.	5,469	(0.66)%	(1,145)
SBA Communications Corp.	113	(0.55)%	(1,384)
Crown Castle International Corp.	234	(0.61)%	(1,407)
Apple Hospitality REIT, Inc.	2,767	(0.56)%	(1,604)
Sunstone Hotel Investors, Inc.	7,583	(1.12)%	(2,080)
Digital Realty Trust, Inc.	247	(0.55)%	(2,213)
Equinix, Inc.	114	(1.21)%	(2,270)
First Horizon Corp.	5,036	(1.03)%	(2,536)
Pebblebrook Hotel Trust	3,549	(1.00)%	(2,900)
Xenia Hotels & Resorts, Inc.	3,153	(0.72)%	(3,577)
Ryman Hospitality Properties, Inc.	869	(1.00)%	(3,874)
Equitable Holdings, Inc.	2,776	(1.14)%	(4,274)
Signature Bank	178	(0.72)%	(4,483)
Host Hotels & Resorts, Inc.	6,992	(1.53)%	(5,046)
Invitation Homes, Inc.	1,294	(0.74)%	(6,031)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bank of New York Mellon Corp.	1,649	(1.20)%	$(6,172)
Outfront Media, Inc.	2,618	(0.88)%	(6,252)
Northern Trust Corp.	769	(1.16)%	(6,737)
First Republic Bank	295	(0.77)%	(6,826)
Western Alliance Bancorporation	849	(1.15)%	(7,018)
Apartment Income REIT Corp.	2,400	(1.65)%	(7,137)
State Street Corp.	1,272	(1.49)%	(7,633)
Kennedy-Wilson Holdings, Inc.	5,479	(1.64)%	(7,979)
Comerica, Inc.	1,600	(1.75)%	(9,604)
UDR, Inc.	1,032	(0.78)%	(10,148)
Howard Hughes Corp.	783	(1.00)%	(14,314)
Sun Communities, Inc.	477	(1.26)%	(23,053)
Total Financial			(130,439)
Consumer, Non-cyclical
Teladoc Health, Inc.	495	(0.57)%	16,147
Guardant Health, Inc.	419	(0.53)%	12,080
CoStar Group, Inc.	1,010	(1.00)%	8,311
ManpowerGroup, Inc.	295	(0.36)%	5,982
ABM Industries, Inc.	771	(0.40)%	5,556
Brink's Co.	511	(0.42)%	4,221
US Foods Holding Corp.	1,556	(0.68)%	1,667
Nielsen Holdings plc	1,329	(0.34)%	1,077
Rollins, Inc.	1,955	(0.84)%	1,076
ASGN, Inc.	494	(0.77)%	847
Insperity, Inc.	284	(0.42)%	404
Sysco Corp.	1,163	(1.15)%	(1,767)
Bunge Ltd.	464	(0.54)%	(2,344)
TransUnion	425	(0.63)%	(2,364)
Booz Allen Hamilton Holding Corp.	542	(0.58)%	(2,461)
Equifax, Inc.	157	(0.58)%	(4,453)
Dun & Bradstreet Holdings, Inc.	2,930	(0.75)%	(4,507)
Verisk Analytics, Inc. — Class A	305	(0.88)%	(5,118)
Cintas Corp.	259	(1.44)%	(5,513)
Driven Brands Holdings, Inc.	2,402	(1.01)%	(12,391)
Total Consumer, Non-cyclical			16,450
Consumer, Cyclical
Freshpet, Inc.	395	(0.47)%	20,928
United Airlines Holdings, Inc.	2,707	(1.49)%	17,917
Delta Air Lines, Inc.	3,177	(1.56)%	12,633
Southwest Airlines Co.	769	(0.41)%	11,545
Spirit Airlines, Inc.	2,245	(0.62)%	10,081
JetBlue Airways Corp.	1,950	(0.35)%	8,546
Frontier Group Holdings, Inc.	2,410	(0.41)%	7,531
Alaska Air Group, Inc.	550	(0.36)%	7,473
Las Vegas Sands Corp.	775	(0.37)%	2,515
American Airlines Group, Inc.	5,867	(1.32)%	811
Royal Caribbean Cruises Ltd.	591	(0.57)%	(414)
Wynn Resorts Ltd.	340	(0.36)%	(1,157)
Marriott International, Inc. — Class A	327	(0.68)%	(1,278)
IAA, Inc.	1,038	(0.66)%	(2,041)
Carnival Corp.	2,300	(0.58)%	(4,189)
Hilton Worldwide Holdings, Inc.	331	(0.65)%	(4,935)
Madison Square Garden Sports Corp. — Class A	560	(1.22)%	(5,639)
Copart, Inc.	540	(1.03)%	(8,311)
Total Consumer, Cyclical			72,016
Technology
Coupa Software, Inc.	192	(0.38)%	18,603
Avalara, Inc.	132	(0.21)%	4,397
Leidos Holdings, Inc.	464	(0.52)%	2,090
Zscaler, Inc.	60	(0.24)%	(1,043)
Smartsheet, Inc. — Class A	251	(0.24)%	(1,089)
Snowflake, Inc. — Class A	82	(0.35)%	(1,929)
Ceridian HCM Holding, Inc.	457	(0.60)%	(3,775)
KBR, Inc.	2,201	(1.32)%	(14,773)
Total Technology			2,481
Industrial
Stericycle, Inc.	1,428	(1.07)%	19,904
Boeing Co.	464	(1.17)%	9,423
US Ecology, Inc.	1,430	(0.57)%	6,373
TransDigm Group, Inc.	64	(0.51)%	384
Jacobs Engineering Group, Inc.	994	(1.74)%	263
General Electric Co.	1	0.00%	7
CH Robinson Worldwide, Inc.	687	(0.93)%	(4,222)
Howmet Aerospace, Inc.	2,223	(0.89)%	(4,266)
Waste Management, Inc.	522	(1.10)%	(15,444)
Republic Services, Inc. — Class A	731	(1.28)%	(22,013)
Tetra Tech, Inc.	357	(0.76)%	(22,483)
Casella Waste Systems, Inc. — Class A	1,207	(1.30)%	(30,947)
Total Industrial			(63,021)
Energy
Plug Power, Inc.	605	(0.21)%	5,866
Valero Energy Corp.	399	(0.38)%	893
Marathon Petroleum Corp.	506	(0.41)%	(627)
Hess Corp.	867	(0.81)%	(2,067)
Schlumberger N.V.	3,413	(1.28)%	(2,397)
NOV, Inc.	2,722	(0.46)%	(3,244)
Patterson-UTI Energy, Inc.	5,761	(0.61)%	(3,860)
Pioneer Natural Resources Co.	585	(1.34)%	(6,086)
Halliburton Co.	4,745	(1.36)%	(8,906)
Total Energy			(20,428)
Utilities
Entergy Corp.	574	(0.81)%	(1,344)
ONE Gas, Inc.	1,795	(1.75)%	(4,240)
Atmos Energy Corp.	1,364	(1.80)%	(5,773)
Black Hills Corp.	1,327	(1.18)%	(5,813)
CenterPoint Energy, Inc.	4,252	(1.49)%	(7,427)
OGE Energy Corp.	1,904	(0.92)%	(7,867)
Edison International	1,991	(1.71)%	(19,801)
Total Utilities			(52,265)
Total MS Equity Short Custom Basket			$(154,875)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at December 31, 2021.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,485,654	$—	$—	$16,485,654
Money Market Fund	610,339	—	—	610,339
Equity Custom Basket Swap Agreements**	—	1,504,902	—	1,504,902
Total Assets	$17,095,993	$1,504,902	$—	$18,600,895

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$313,631	$—	$313,631

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 73.8%
Financial - 17.9%
Camden Property Trust REIT	453	$80,942
Medical Properties Trust, Inc. REIT	2,641	62,407
Jones Lang LaSalle, Inc.*	224	60,332
Life Storage, Inc. REIT	363	55,604
Rexford Industrial Realty, Inc. REIT	671	54,425
CyrusOne, Inc. REIT	562	50,423
East West Bancorp, Inc.	629	49,490
Lamar Advertising Co. — Class A REIT	385	46,701
EastGroup Properties, Inc. REIT	180	41,013
Alleghany Corp.*	61	40,723
American Financial Group, Inc.	293	40,235
First Horizon Corp.	2,395	39,110
First Industrial Realty Trust, Inc. REIT	577	38,197
First American Financial Corp.	486	38,020
Apartment Income REIT Corp.	695	37,996
National Retail Properties, Inc. REIT	778	37,398
STORE Capital Corp. REIT	1,087	37,393
American Campus Communities, Inc. REIT	616	35,291
RenaissanceRe Holdings Ltd.	204	34,543
Commerce Bancshares, Inc.	492	33,844
Jefferies Financial Group, Inc.	870	33,756
Brixmor Property Group, Inc. REIT	1,315	33,414
Reinsurance Group of America, Inc. — Class A	299	32,737
Voya Financial, Inc.	492	32,625
Stifel Financial Corp.	461	32,464
Pinnacle Financial Partners, Inc.	337	32,183
Western Union Co.	1,780	31,755
Janus Henderson Group plc	756	31,707
Cullen/Frost Bankers, Inc.	251	31,644
Omega Healthcare Investors, Inc. REIT	1,058	31,306
Old Republic International Corp.	1,265	31,094
Kilroy Realty Corp. REIT	464	30,837
Synovus Financial Corp.	644	30,828
Interactive Brokers Group, Inc. — Class A	387	30,735
Affiliated Managers Group, Inc.	180	29,612
Prosperity Bancshares, Inc.	408	29,498
First Financial Bankshares, Inc.	568	28,877
SEI Investments Co.	469	28,581
Glacier Bancorp, Inc.	480	27,216
Primerica, Inc.	175	26,822
Cousins Properties, Inc. REIT	659	26,545
Spirit Realty Capital, Inc. REIT	546	26,312
Douglas Emmett, Inc. REIT	777	26,030
Cadence Bank	868	25,858
Rayonier, Inc. REIT	634	25,588
SLM Corp.	1,299	25,551
New York Community Bancorp, Inc.	2,060	25,152
National Storage Affiliates Trust REIT	363	25,120
Bank OZK	535	24,894
Valley National Bancorp	1,802	24,777
Evercore, Inc. — Class A	173	23,502
PacWest Bancorp	519	23,443
Wintrust Financial Corp.	252	22,887
Kinsale Capital Group, Inc.	95	22,600
CIT Group, Inc.	439	22,538
Webster Financial Corp.	401	22,392
Essent Group Ltd.	489	22,264
Unum Group	906	22,260
Sterling Bancorp	854	22,025
United Bankshares, Inc.	604	21,913
Selective Insurance Group, Inc.	266	21,796
SL Green Realty Corp. REIT	296	21,223
Kite Realty Group Trust REIT	970	21,127
MGIC Investment Corp.	1,442	20,794
Hanover Insurance Group, Inc.	158	20,707
Healthcare Realty Trust, Inc. REIT	653	20,661
Highwoods Properties, Inc. REIT	462	20,601
UMB Financial Corp.	191	20,267
Park Hotels & Resorts, Inc. REIT*	1,047	19,767
RLI Corp.	176	19,730
Hancock Whitney Corp.	385	19,258
Umpqua Holdings Corp.	959	18,451
Physicians Realty Trust REIT	976	18,378
Brighthouse Financial, Inc.*	354	18,337
PotlatchDeltic Corp. REIT	297	17,885
FNB Corp.	1,413	17,140
Hudson Pacific Properties, Inc. REIT	675	16,679
PS Business Parks, Inc. REIT	89	16,391
Macerich Co. REIT	944	16,312
Home BancShares, Inc.	668	16,266
Federated Hermes, Inc. — Class B	429	16,122
EPR Properties REIT	331	15,719
Kemper Corp.	265	15,579
Navient Corp.	714	15,151
Associated Banc-Corp.	665	15,022
Bank of Hawaii Corp.	179	14,993
Alliance Data Systems Corp.	221	14,712
Cathay General Bancorp	342	14,703
JBG SMITH Properties REIT	506	14,527
Corporate Office Properties Trust REIT	498	13,929
Sabra Health Care REIT, Inc.	1,013	13,716
Texas Capital Bancshares, Inc.*	224	13,496
Pebblebrook Hotel Trust REIT	582	13,019
CNO Financial Group, Inc.	546	13,017
Fulton Financial Corp.	714	12,138
International Bancshares Corp.	236	10,004
Washington Federal, Inc.	289	9,647
Urban Edge Properties REIT	488	9,272
Mercury General Corp.	118	6,261
Total Financial		2,646,226

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 73.8% (continued)
Industrial - 15.2%
Builders FirstSource, Inc.*	848	$72,682
Trex Company, Inc.*	510	68,865
Nordson Corp.	239	61,009
Cognex Corp.	783	60,886
Graco, Inc.	753	60,707
Carlisle Companies, Inc.	232	57,564
Regal Rexnord Corp.	300	51,054
Hubbell, Inc.	241	50,193
AECOM	638	49,349
Middleby Corp.*	246	48,403
Lennox International, Inc.	149	48,330
Toro Co.	471	47,058
Axon Enterprise, Inc.*	291	45,687
Knight-Swift Transportation Holdings, Inc.	735	44,791
Jabil, Inc.	635	44,672
Arrow Electronics, Inc.*	308	41,355
Tetra Tech, Inc.	239	40,582
TopBuild Corp.*	146	40,283
Owens Corning	445	40,273
Saia, Inc.*	117	39,433
ITT, Inc.	379	38,730
Lincoln Electric Holdings, Inc.	262	36,541
AptarGroup, Inc.	292	35,764
Littelfuse, Inc.	109	34,300
Oshkosh Corp.	304	34,264
XPO Logistics, Inc.*	437	33,837
Acuity Brands, Inc.	155	32,817
Donaldson Company, Inc.	547	32,415
II-VI, Inc.*	470	32,115
Universal Display Corp.	192	31,686
AGCO Corp.	272	31,557
Louisiana-Pacific Corp.	390	30,556
Woodward, Inc.	279	30,539
Landstar System, Inc.	169	30,254
EMCOR Group, Inc.	236	30,064
Eagle Materials, Inc.	180	29,963
Coherent, Inc.*	109	29,053
nVent Electric plc	745	28,310
MDU Resources Group, Inc.	901	27,787
Colfax Corp.*	596	27,398
Simpson Manufacturing Company, Inc.	192	26,701
National Instruments Corp.	584	25,503
Sonoco Products Co.	436	25,240
MSA Safety, Inc.	161	24,304
Stericycle, Inc.*	407	24,274
Curtiss-Wright Corp.	174	24,129
Valmont Industries, Inc.	94	23,547
MasTec, Inc.*	253	23,347
Vontier Corp.	749	23,017
Crane Co.	221	22,482
Clean Harbors, Inc.*	222	22,149
Timken Co.	306	21,203
TD SYNNEX Corp.	183	20,928
Ryder System, Inc.	238	19,618
Hexcel Corp.*	372	19,270
Avnet, Inc.	439	18,100
Flowserve Corp.	577	17,656
GATX Corp.	157	16,358
Silgan Holdings, Inc.	372	15,936
Kirby Corp.*	266	15,806
Fluor Corp.*	626	15,506
EnerSys	186	14,705
Mercury Systems, Inc.*	251	13,820
Terex Corp.	309	13,580
Kennametal, Inc.	370	13,287
Belden, Inc.	199	13,080
Werner Enterprises, Inc.	270	12,868
Vishay Intertechnology, Inc.	588	12,860
Dycom Industries, Inc.*	134	12,564
Vicor Corp.*	95	12,063
Energizer Holdings, Inc.	279	11,188
Trinity Industries, Inc.	362	10,933
Worthington Industries, Inc.	143	7,817
Greif, Inc. — Class A	118	7,124
Total Industrial		2,252,089
Consumer, Cyclical - 12.3%
Williams-Sonoma, Inc.	329	55,644
Five Below, Inc.*	248	51,309
Lear Corp.	264	48,299
Watsco, Inc.	146	45,680
Deckers Outdoor Corp.*	122	44,690
Capri Holdings Ltd.*	666	43,230
RH*	77	41,267
GameStop Corp. — Class A*,1	274	40,659
BJ's Wholesale Club Holdings, Inc.*	605	40,517
Tempur Sealy International, Inc.	853	40,117
Lithia Motors, Inc. — Class A	134	39,791
Wyndham Hotels & Resorts, Inc.	413	37,025
Toll Brothers, Inc.	507	36,702
Churchill Downs, Inc.	152	36,617
Gentex Corp.	1,048	36,523
Macy's, Inc.	1,371	35,893
Brunswick Corp.	341	34,349
Crocs, Inc.*	261	33,466
Mattel, Inc.*	1,552	33,461
Dick's Sporting Goods, Inc.	287	33,002
Kohl's Corp.	667	32,943
Casey's General Stores, Inc.	164	32,365
YETI Holdings, Inc.*	388	32,138
Marriott Vacations Worldwide Corp.	189	31,937
Fox Factory Holding Corp.*	186	31,639
IAA, Inc.*	597	30,220
Scotts Miracle-Gro Co. — Class A	180	28,980
Scientific Games Corp. — Class A*	427	28,537
Polaris, Inc.	253	27,807
Texas Roadhouse, Inc. — Class A	308	27,498
Goodyear Tire & Rubber Co.*	1,245	26,543
Skechers USA, Inc. — Class A*	598	25,953
Hanesbrands, Inc.	1,546	25,849
Harley-Davidson, Inc.	682	25,705
Thor Industries, Inc.	246	25,528
Leggett & Platt, Inc.	591	24,325
Boyd Gaming Corp.*	363	23,802
Wingstop, Inc.	132	22,810
Avient Corp.	405	22,660

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 73.8% (continued)
Consumer, Cyclical - 12.3% (continued)
Choice Hotels International, Inc.	145	$22,619
Univar Solutions, Inc.*	757	21,461
Travel + Leisure Co.	382	21,113
Murphy USA, Inc.	104	20,721
AutoNation, Inc.*	177	20,682
JetBlue Airways Corp.*	1,409	20,064
Adient plc*	417	19,966
Papa John's International, Inc.	143	19,086
Taylor Morrison Home Corp. — Class A*	544	19,018
Carter's, Inc.	187	18,928
Wendy's Co.	782	18,651
Victoria's Secret & Co.*	321	17,828
Foot Locker, Inc.	400	17,452
MSC Industrial Direct Company, Inc. — Class A	207	17,400
American Eagle Outfitters, Inc.[1]	680	17,218
KB Home	380	16,997
Columbia Sportswear Co.	153	14,908
Six Flags Entertainment Corp.*	343	14,605
Dana, Inc.	639	14,582
Callaway Golf Co.*	519	14,241
Visteon Corp.*	124	13,781
Tri Pointe Homes, Inc.*	492	13,722
Ollie's Bargain Outlet Holdings, Inc.*	268	13,719
FirstCash Holdings, Inc.	179	13,391
Cracker Barrel Old Country Store, Inc.	104	13,379
MillerKnoll, Inc.	336	13,168
Nu Skin Enterprises, Inc. — Class A	221	11,216
Nordstrom, Inc.*	493	11,152
Urban Outfitters, Inc.*	292	8,573
Jack in the Box, Inc.	96	8,398
Total Consumer, Cyclical		1,823,519
Consumer, Non-cyclical - 12.1%
Molina Healthcare, Inc.*	259	82,383
Masimo Corp.*	225	65,876
Repligen Corp.*	228	60,384
Service Corporation International	730	51,823
Darling Ingredients, Inc.*	717	49,681
Syneos Health, Inc.*	459	47,130
Penumbra, Inc.*	156	44,822
United Therapeutics Corp.*	199	43,000
Tandem Diabetes Care, Inc.*	281	42,296
Paylocity Holding Corp.*	175	41,328
GXO Logistics, Inc.*	437	39,693
Tenet Healthcare Corp.*	474	38,721
Bruker Corp.	450	37,760
Avis Budget Group, Inc.*	178	36,912
Chemed Corp.	68	35,975
Neurocrine Biosciences, Inc.*	420	35,771
Jazz Pharmaceuticals plc*	272	34,653
Envista Holdings Corp.*,1	715	32,218
Performance Food Group Co.*	683	31,343
Arrowhead Pharmaceuticals, Inc.*	462	30,631
Post Holdings, Inc.*	259	29,197
Encompass Health Corp.	441	28,780
Ingredion, Inc.	295	28,509
ASGN, Inc.*	231	28,505
WEX, Inc.*	199	27,938
Medpace Holdings, Inc.*	127	27,640
Helen of Troy Ltd.*	107	26,158
Exelixis, Inc.*	1,401	25,610
Globus Medical, Inc. — Class A*	350	25,270
Halozyme Therapeutics, Inc.*	624	25,091
Flowers Foods, Inc.	880	24,174
Acadia Healthcare Company, Inc.*	398	24,158
ManpowerGroup, Inc.	240	23,359
FTI Consulting, Inc.*	152	23,320
Amedisys, Inc.*	144	23,311
Perrigo Company plc	593	23,068
Quidel Corp.*	168	22,678
Integra LifeSciences Holdings Corp.*	323	21,638
Neogen Corp.*	476	21,615
Boston Beer Company, Inc. — Class A*	42	21,214
ICU Medical, Inc.*	88	20,886
LivaNova plc*	236	20,633
STAAR Surgical Co.*	211	19,264
LHC Group, Inc.*	140	19,212
Insperity, Inc.	159	18,779
H&R Block, Inc.	778	18,330
Sanderson Farms, Inc.	94	17,961
Hain Celestial Group, Inc.*	411	17,513
Option Care Health, Inc.*	613	17,434
HealthEquity, Inc.*	370	16,369
Coty, Inc. — Class A*	1,486	15,603
Progyny, Inc.*	308	15,508
Grand Canyon Education, Inc.*	177	15,171
R1 RCM, Inc.*	590	15,039
Sprouts Farmers Market, Inc.*	497	14,751
Lancaster Colony Corp.	88	14,573
LiveRamp Holdings, Inc.*	302	14,481
Brink's Co.	218	14,294
Sabre Corp.*	1,433	12,309
NuVasive, Inc.*	229	12,018
Haemonetics Corp.*	226	11,987
Graham Holdings Co. — Class B	18	11,337
PROG Holdings, Inc.*	251	11,322
Patterson Companies, Inc.	384	11,270
John Wiley & Sons, Inc. — Class A	193	11,053
Grocery Outlet Holding Corp.*	387	10,944
Pilgrim's Pride Corp.*	216	6,091
Total Consumer, Non-cyclical		1,787,765
Technology - 6.8%
Wolfspeed, Inc.*	513	57,338
Fair Isaac Corp.*	121	52,474
Synaptics, Inc.*	174	50,375
Lattice Semiconductor Corp.*	607	46,775
Aspen Technology, Inc.*	296	45,051
Manhattan Associates, Inc.*	280	43,537
MKS Instruments, Inc.	246	42,846
Genpact Ltd.	766	40,659
Silicon Laboratories, Inc.*	178	36,743
Concentrix Corp.	190	33,938

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 73.8% (continued)
Technology - 6.8% (continued)
Azenta, Inc.	329	$33,923
Lumentum Holdings, Inc.*	320	33,846
KBR, Inc.	621	29,572
CACI International, Inc. — Class A*	103	27,729
Semtech Corp.*	285	25,345
Power Integrations, Inc.	267	24,801
CMC Materials, Inc.	126	24,153
Digital Turbine, Inc.*	389	23,725
Ziff Davis, Inc.*	214	23,724
NCR Corp.*	585	23,517
Cirrus Logic, Inc.*	253	23,281
CDK Global, Inc.	524	21,872
Maximus, Inc.	272	21,670
Science Applications International Corp.	255	21,316
Teradata Corp.*	481	20,428
Qualys, Inc.*	148	20,309
Sailpoint Technologies Holdings, Inc.*	413	19,964
SiTime Corp.*	66	19,308
Envestnet, Inc.*	242	19,200
ACI Worldwide, Inc.*	521	18,079
Blackbaud, Inc.*	184	14,532
Kyndryl Holdings, Inc.*	793	14,353
CommVault Systems, Inc.*	202	13,922
Xerox Holdings Corp.	609	13,788
Cerence, Inc.*	168	12,876
Amkor Technology, Inc.	444	11,007
Total Technology		1,005,976
Basic Materials - 3.5%
RPM International, Inc.	575	58,075
Steel Dynamics, Inc.	835	51,829
Alcoa Corp.	829	49,392
Reliance Steel & Aluminum Co.	278	45,097
Cleveland-Cliffs, Inc.*	2,016	43,888
Olin Corp.	635	36,525
Royal Gold, Inc.	291	30,616
Valvoline, Inc.	801	29,869
United States Steel Corp.	1,197	28,501
Ashland Global Holdings, Inc.	250	26,915
Chemours Co.	722	24,230
Commercial Metals Co.	534	19,379
Sensient Technologies Corp.	186	18,611
Cabot Corp.	251	14,106
Ingevity Corp.*	174	12,476
Minerals Technologies, Inc.	147	10,753
NewMarket Corp.	31	10,625
Compass Minerals International, Inc.	151	7,713
Total Basic Materials		518,600
Utilities - 2.3%
Essential Utilities, Inc.	1,019	54,710
UGI Corp.	926	42,513
OGE Energy Corp.	887	34,043
National Fuel Gas Co.	404	25,832
IDACORP, Inc.	224	25,381
Hawaiian Electric Industries, Inc.	484	20,086
Black Hills Corp.	283	19,971
Southwest Gas Holdings, Inc.	267	18,703
ONE Gas, Inc.	237	18,389
New Jersey Resources Corp.	427	17,533
PNM Resources, Inc.	380	17,332
ALLETE, Inc.	233	15,460
Spire, Inc.	229	14,935
NorthWestern Corp.	233	13,318
Total Utilities		338,206
Energy - 2.1%
Targa Resources Corp.	1,014	52,971
First Solar, Inc.*	438	38,176
Sunrun, Inc.*	917	31,453
Equities Corp.*	1,339	29,204
NOV, Inc.	1,730	23,442
HollyFrontier Corp.	662	21,700
DT Midstream, Inc.	428	20,536
Equitrans Midstream Corp.	1,801	18,622
ChampionX Corp.*	895	18,088
Murphy Oil Corp.	643	16,789
Antero Midstream Corp.	1,438	13,920
CNX Resources Corp.*	935	12,856
SunPower Corp. — Class A*,1	368	7,680
Total Energy		305,437
Communications - 1.6%
Ciena Corp.*	686	52,801
Cable One, Inc.	22	38,796
New York Times Co. — Class A	740	35,742
Iridium Communications, Inc.*	586	24,196
Mimecast Ltd.*	273	21,722
TEGNA, Inc.	980	18,189
Viasat, Inc.*	325	14,476
TripAdvisor, Inc.*	439	11,967
Yelp, Inc. — Class A*	304	11,017
World Wrestling Entertainment, Inc. — Class A	198	9,769
Total Communications		238,675
Total Common Stocks
(Cost $7,367,895)		10,916,493

MUTUAL FUNDS† - 12.0%
Guggenheim Strategy Fund II2	36,066	897,332
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	880,404
Total Mutual Funds
(Cost $1,774,474)		1,777,736

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	$1,000,000	$999,557
Total U.S. Treasury Bills
(Cost $999,627)		999,557

REPURCHASE AGREEMENTS††,5 - 29.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	2,444,749	2,444,749
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	1,011,075	1,011,075
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	919,160	919,160
Total Repurchase Agreements
(Cost $4,374,984)		$4,374,984

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	58,170	58,170
Total Securities Lending Collateral
(Cost $58,170)		58,170
Total Investments - 122.5%
(Cost $14,575,150)		$18,126,940
Other Assets & Liabilities, net - (22.5)%		(3,325,775)
Total Net Assets - 100.0%		$14,801,165

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	Pay	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	01/26/22	3,300	$9,377,970	$337,966
Goldman Sachs International	S&P MidCap 400 Index	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	01/27/22	390	1,108,439	39,782
BNP Paribas	S&P MidCap 400 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	01/27/22	273	775,769	20,567
							$11,262,178	$398,315

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,916,493	$—	$—	$10,916,493
Mutual Funds	1,777,736	—	—	1,777,736
U.S. Treasury Bills	—	999,557	—	999,557
Repurchase Agreements	—	4,374,984	—	4,374,984
Securities Lending Collateral	58,170	—	—	58,170
Equity Index Swap Agreements**	—	398,315	—	398,315
Total Assets	$12,752,399	$5,772,856	$—	$18,525,255

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,260,878	$100,000	$(460,000)	$228	$(3,774)	$897,332	36,066	$11,486
Guggenheim Ultra Short Duration Fund — Institutional Class	2,351,937	180,000	(1,650,000)	–	(1,533)	880,404	88,750	8,671
	$3,612,815	$280,000	$(2,110,000)	$228	$(5,307)	$1,777,736		$20,157

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 80.6%
Technology - 38.0%
Apple, Inc.	290,881	$51,651,739
Microsoft Corp.	133,114	44,768,900
NVIDIA Corp.	62,379	18,346,288
Broadcom, Inc.	12,108	8,056,784
Adobe, Inc.*	13,996	7,936,572
Intel Corp.	119,630	6,160,945
QUALCOMM, Inc.	32,945	6,024,652
Intuit, Inc.	8,329	5,357,379
Texas Instruments, Inc.	27,165	5,119,787
Advanced Micro Devices, Inc.*	35,522	5,111,616
Applied Materials, Inc.	26,559	4,179,324
Micron Technology, Inc.	32,904	3,065,008
Lam Research Corp.	4,142	2,978,719
Analog Devices, Inc.	15,808	2,778,572
Marvell Technology, Inc.	24,228	2,119,708
Fiserv, Inc.*	19,421	2,015,706
KLA Corp.	4,460	1,918,291
ASML Holding N.V. — Class G	2,385	1,898,794
Autodesk, Inc.*	6,467	1,818,456
NXP Semiconductor N.V.	7,822	1,781,695
Fortinet, Inc.*	4,809	1,728,354
Synopsys, Inc.*	4,486	1,653,091
Atlassian Corporation plc — Class A*	4,130	1,574,728
Workday, Inc. — Class A*	5,677	1,550,843
Xilinx, Inc.	7,291	1,545,911
Activision Blizzard, Inc.	22,911	1,524,269
Cadence Design Systems, Inc.*	8,152	1,519,125
Paychex, Inc.	10,607	1,447,855
Microchip Technology, Inc.	16,321	1,420,906
Cognizant Technology Solutions Corp. — Class A	15,451	1,370,813
Datadog, Inc. — Class A*	7,565	1,347,402
Zscaler, Inc.*	4,120	1,323,880
Zoom Video Communications, Inc. — Class A*	7,125	1,310,359
Crowdstrike Holdings, Inc. — Class A*	6,055	1,239,761
Electronic Arts, Inc.	8,319	1,097,276
ANSYS, Inc.*	2,567	1,029,675
DocuSign, Inc.*	5,787	881,418
NetEase, Inc. ADR	8,334	848,235
Skyworks Solutions, Inc.	4,865	754,756
Splunk, Inc.*	4,752	549,901
Total Technology		208,807,493
Communications - 23.5%
Amazon.com, Inc.*	8,993	29,985,720
Meta Platforms, Inc. — Class A*	62,821	21,129,843
Alphabet, Inc. — Class C*	5,633	16,299,592
Alphabet, Inc. — Class A*	5,333	15,449,914
Cisco Systems, Inc.	124,060	7,861,682
Netflix, Inc.*	13,030	7,849,793
Comcast Corp. — Class A	134,116	6,750,058
T-Mobile US, Inc.*	36,741	4,261,221
Charter Communications, Inc. — Class A*	5,274	3,438,490
Booking Holdings, Inc.*	1,208	2,898,270
MercadoLibre, Inc.*	1,484	2,001,026
Airbnb, Inc. — Class A*	10,202	1,698,531
Palo Alto Networks, Inc.*	2,902	1,615,717
JD.com, Inc. ADR*	21,813	1,528,437
eBay, Inc.	18,414	1,224,531
Match Group, Inc.*	8,327	1,101,246
Baidu, Inc. ADR*	7,140	1,062,361
Okta, Inc.*	4,342	973,346
VeriSign, Inc.*	3,268	829,484
Sirius XM Holdings, Inc.[1]	117,644	747,040
Pinduoduo, Inc. ADR*	12,229	712,951
Total Communications		129,419,253
Consumer, Non-cyclical - 9.3%
PepsiCo, Inc.	40,671	7,064,959
PayPal Holdings, Inc.*	34,560	6,517,325
Intuitive Surgical, Inc.*	10,508	3,775,524
Amgen, Inc.	16,568	3,727,303
Automatic Data Processing, Inc.	12,395	3,056,359
Moderna, Inc.*	11,927	3,029,220
Mondelez International, Inc. — Class A	41,033	2,720,898
Gilead Sciences, Inc.	36,897	2,679,091
Regeneron Pharmaceuticals, Inc.*	3,110	1,964,027
Illumina, Inc.*	4,598	1,749,263
Vertex Pharmaceuticals, Inc.*	7,479	1,642,389
IDEXX Laboratories, Inc.*	2,494	1,642,199
Keurig Dr Pepper, Inc.	41,709	1,537,394
Dexcom, Inc.*	2,851	1,530,844
Align Technology, Inc.*	2,319	1,524,001
Monster Beverage Corp.*	15,565	1,494,863
Cintas Corp.	3,042	1,348,123
Kraft Heinz Co.	36,005	1,292,580
Verisk Analytics, Inc. — Class A	4,741	1,084,409
Biogen, Inc.*	4,321	1,036,694
Seagen, Inc.*	5,379	831,593
Total Consumer, Non-cyclical		51,249,058
Consumer, Cyclical - 7.9%
Tesla, Inc.*	17,805	18,815,968
Costco Wholesale Corp.	12,996	7,377,829
Starbucks Corp.	34,509	4,036,518
Lucid Group, Inc.*,1	48,428	1,842,686
Marriott International, Inc. — Class A*	9,580	1,582,999
Lululemon Athletica, Inc.*	3,665	1,434,664
O'Reilly Automotive, Inc.*	1,982	1,399,748
Walgreens Boots Alliance, Inc.	25,462	1,328,098
Ross Stores, Inc.	10,453	1,194,569
Fastenal Co.	16,918	1,083,767
Copart, Inc.*	6,977	1,057,853
Dollar Tree, Inc.*	6,618	929,961
PACCAR, Inc.	10,212	901,311
Peloton Interactive, Inc. — Class A*	8,858	316,762
Total Consumer, Cyclical		43,302,733
Industrial - 1.2%
Honeywell International, Inc.	20,250	4,222,328
CSX Corp.	65,242	2,453,099
Total Industrial		6,675,427
Utilities - 0.7%
Exelon Corp.	28,777	1,662,159
American Electric Power Company, Inc.	14,815	1,318,091

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 80.6% (continued)
Utilities - 0.7% (continued)
Xcel Energy, Inc.	15,845	$1,072,706
Total Utilities		4,052,956
Total Common Stocks
(Cost $396,111,082)		443,506,920

MUTUAL FUNDS† - 4.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,579,734	15,670,964
Guggenheim Strategy Fund II2	403,950	10,050,282
Total Mutual Funds
(Cost $25,517,128)		25,721,246

	Face Amount
U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	$25,000,000	24,988,932
0.04% due 01/06/22[4,5]	7,330,000	7,329,998
Total U.S. Treasury Bills
(Cost $32,320,406)		32,318,930

REPURCHASE AGREEMENTS††,6 - 5.4%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	16,517,341	16,517,341
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	6,831,081	6,831,081
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	6,210,073	6,210,073
Total Repurchase Agreements
(Cost $29,558,495)		29,558,495

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	2,017,360	2,017,360
Total Securities Lending Collateral
(Cost $2,017,360)		2,017,360
Total Investments - 96.9%
(Cost $485,524,471)		$533,122,951
Other Assets & Liabilities, net - 3.1%		16,817,685
Total Net Assets - 100.0%		$549,940,636

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	252	Mar 2022	$82,279,260	$883,680

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	01/26/22	21,205	$346,068,633	$8,591,936
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	01/27/22	13,673	223,139,429	766,217
BNP Paribas	NASDAQ-100 Index	Pay	0.73% (Federal Funds Rate + 0.65%)	At Maturity	01/27/22	305	4,976,200	9,298
							$574,184,262	$9,367,451

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2021.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$443,506,920	$—	$—	$443,506,920
Mutual Funds	25,721,246	—	—	25,721,246
U.S. Treasury Bills	—	32,318,930	—	32,318,930
Repurchase Agreements	—	29,558,495	—	29,558,495
Securities Lending Collateral	2,017,360	—	—	2,017,360
Equity Futures Contracts**	883,680	—	—	883,680
Equity Index Swap Agreements**	—	9,367,451	—	9,367,451
Total Assets	$472,129,206	$71,244,876	$—	$543,374,082

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,090,677	$–	$–	$–	$(40,395)	$10,050,282	403,950	$108,918
Guggenheim Ultra Short Duration Fund — Institutional Class	21,748,256	2,000,000	(8,000,000)	(27,152)	(50,140)	15,670,964	1,579,734	140,741
	$31,838,933	$2,000,000	$(8,000,000)	$(27,152)	$(90,535)	$25,721,246		$249,659

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.4%
Technology - 45.4%
Apple, Inc.	1,299,622	$230,773,878
Microsoft Corp.	594,740	200,022,957
NVIDIA Corp.	278,701	81,968,751
Broadcom, Inc.	54,095	35,995,354
Adobe, Inc.*	62,530	35,458,262
Intel Corp.	534,494	27,526,441
QUALCOMM, Inc.	147,193	26,917,184
Intuit, Inc.	37,215	23,937,432
Texas Instruments, Inc.	121,372	22,874,981
Advanced Micro Devices, Inc.*	158,706	22,837,793
Applied Materials, Inc.	118,664	18,672,967
Micron Technology, Inc.	147,013	13,694,261
Lam Research Corp.	18,504	13,307,152
Analog Devices, Inc.	70,628	12,414,284
Marvell Technology, Inc.	108,244	9,470,268
Fiserv, Inc.*	86,769	9,005,754
KLA Corp.	19,927	8,570,802
ASML Holding N.V. — Class G	10,654	8,482,076
Autodesk, Inc.*	28,893	8,124,423
NXP Semiconductor N.V.	34,948	7,960,455
Fortinet, Inc.*	21,488	7,722,787
Synopsys, Inc.*	20,042	7,385,477
Atlassian Corporation plc — Class A*	18,454	7,036,326
Workday, Inc. — Class A*	25,365	6,929,211
Xilinx, Inc.	32,577	6,907,301
Activision Blizzard, Inc.	102,363	6,810,210
Cadence Design Systems, Inc.*	36,422	6,787,240
Paychex, Inc.	47,390	6,468,735
Microchip Technology, Inc.	72,923	6,348,676
Cognizant Technology Solutions Corp. — Class A	69,030	6,124,342
Datadog, Inc. — Class A*	33,801	6,020,296
Zscaler, Inc.*	18,405	5,914,079
Zoom Video Communications, Inc. — Class A*	31,836	5,854,959
Crowdstrike Holdings, Inc. — Class A*	27,051	5,538,692
Electronic Arts, Inc.	37,167	4,902,327
ANSYS, Inc.*	11,466	4,599,242
DocuSign, Inc.*	25,853	3,937,670
NetEase, Inc. ADR	37,237	3,789,982
Skyworks Solutions, Inc.	21,735	3,371,968
Splunk, Inc.*	21,231	2,456,851
Total Technology		932,921,846
Communications - 28.1%
Amazon.com, Inc.*	40,173	133,950,441
Meta Platforms, Inc. — Class A*	280,674	94,404,700
Alphabet, Inc. — Class C*	25,170	72,831,660
Alphabet, Inc. — Class A*	23,829	69,033,566
Cisco Systems, Inc.	554,288	35,125,231
Netflix, Inc.*	58,214	35,070,442
Comcast Corp. — Class A	599,219	30,158,692
T-Mobile US, Inc.*	164,152	19,038,349
Charter Communications, Inc. — Class A*	23,563	15,362,369
Booking Holdings, Inc.*	5,396	12,946,245
MercadoLibre, Inc.*	6,631	8,941,240
Airbnb, Inc. — Class A*	45,579	7,588,448
Palo Alto Networks, Inc.*	12,967	7,219,507
JD.com, Inc. ADR*	97,460	6,829,022
eBay, Inc.	82,271	5,471,022
Match Group, Inc.*	37,203	4,920,097
Baidu, Inc. ADR*	31,899	4,746,252
Okta, Inc.*	19,400	4,348,898
VeriSign, Inc.*	14,598	3,705,264
Sirius XM Holdings, Inc.[1]	525,624	3,337,713
Pinduoduo, Inc. ADR*	54,639	3,185,454
Total Communications		578,214,612
Consumer, Non-cyclical - 11.1%
PepsiCo, Inc.	181,711	31,565,018
PayPal Holdings, Inc.*	154,413	29,119,203
Intuitive Surgical, Inc.*	46,948	16,868,417
Amgen, Inc.	74,026	16,653,629
Automatic Data Processing, Inc.	55,379	13,655,354
Moderna, Inc.*	53,285	13,533,324
Mondelez International, Inc. — Class A	183,330	12,156,612
Gilead Sciences, Inc.	164,853	11,969,976
Regeneron Pharmaceuticals, Inc.*	13,893	8,773,708
Illumina, Inc.*	20,541	7,814,618
Vertex Pharmaceuticals, Inc.*	33,415	7,337,934
IDEXX Laboratories, Inc.*	11,144	7,337,878
Keurig Dr Pepper, Inc.	186,351	6,868,898
Dexcom, Inc.*	12,737	6,839,132
Align Technology, Inc.*	10,363	6,810,356
Monster Beverage Corp.*	69,541	6,678,717
Cintas Corp.	13,590	6,022,680
Kraft Heinz Co.	160,867	5,775,126
Verisk Analytics, Inc. — Class A	21,179	4,844,273
Biogen, Inc.*	19,305	4,631,656
Seagen, Inc.*	24,030	3,715,038
Total Consumer, Non-cyclical		228,971,547
Consumer, Cyclical - 9.4%
Tesla, Inc.*	79,553	84,070,019
Costco Wholesale Corp.	58,065	32,963,501
Starbucks Corp.	154,184	18,034,902
Lucid Group, Inc.*,1	216,367	8,232,765
Marriott International, Inc. — Class A*	42,800	7,072,272
Lululemon Athletica, Inc.*	16,376	6,410,385
O'Reilly Automotive, Inc.*	8,855	6,253,667
Walgreens Boots Alliance, Inc.	113,761	5,933,774
Ross Stores, Inc.	46,703	5,337,219
Fastenal Co.	75,590	4,842,295
Copart, Inc.*	31,172	4,726,299
Dollar Tree, Inc.*	29,564	4,154,333
PACCAR, Inc.	45,627	4,027,039
Peloton Interactive, Inc. — Class A*	39,578	1,415,309
Total Consumer, Cyclical		193,473,779
Industrial - 1.5%
Honeywell International, Inc.	90,474	18,864,734
CSX Corp.	291,491	10,960,061
Total Industrial		29,824,795
Utilities - 0.9%
Exelon Corp.	128,573	7,426,377

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Utilities - 0.9% (continued)
American Electric Power Company, Inc.	66,191	$5,889,013
Xcel Energy, Inc.	70,794	4,792,754
Total Utilities		18,108,144
Total Common Stocks
(Cost $596,608,724)		1,981,514,723

MUTUAL FUNDS† - 2.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	3,064,684	30,401,666
Guggenheim Strategy Fund II2	575,584	14,320,541
Guggenheim Strategy Fund III[2]	370,504	9,273,710
Total Mutual Funds
(Cost $54,178,710)		53,995,917

	Face Amount
FEDERAL AGENCY NOTES†† - 0.2%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	$3,000,000	3,006,072
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[3]	2,000,000	2,000,880
Total Federal Agency Notes
(Cost $4,999,008)		5,006,952

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
0.04% due 01/06/22[4,5]	2,819,000	2,818,999
0.09% due 06/02/22[5,6]	300,000	299,867
Total U.S. Treasury Bills
(Cost $3,118,871)		3,118,866

REPURCHASE AGREEMENTS††,7 - 0.4%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[6]	4,345,886	4,345,886
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[6]	1,797,329	1,797,329
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[6]	1,633,936	1,633,936
Total Repurchase Agreements
(Cost $7,777,151)		7,777,151

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[9]	8,958,857	8,958,857
Total Securities Lending Collateral
(Cost $8,958,857)		8,958,857
Total Investments - 100.2%
(Cost $675,641,321)		$2,060,372,466
Other Assets & Liabilities, net - (0.2)%		(4,924,094)
Total Net Assets - 100.0%		$2,055,448,372

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	130	Mar 2022	$42,445,650	$418,040

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	01/27/22	1,692	$27,619,958	$293,189
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	01/26/22	150	2,442,408	60,646
BNP Paribas	NASDAQ-100 Index	Pay	0.73% (Federal Funds Rate + 0.65%)	At Maturity	01/27/22	101	1,655,634	3,098
							$31,718,000	$356,933

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,981,514,723	$—	$—	$1,981,514,723
Mutual Funds	53,995,917	—	—	53,995,917
Federal Agency Notes	—	5,006,952	—	5,006,952
U.S. Treasury Bills	—	3,118,866	—	3,118,866
Repurchase Agreements	—	7,777,151	—	7,777,151
Securities Lending Collateral	8,958,857	—	—	8,958,857
Equity Futures Contracts**	418,040	—	—	418,040
Equity Index Swap Agreements**	—	356,933	—	356,933
Total Assets	$2,044,887,537	$16,259,902	$—	$2,061,147,439

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,378,100	$–	$–	$–	$(57,559)	$14,320,541	575,584	$155,196
Guggenheim Strategy Fund III	9,314,465	–	–	–	(40,755)	9,273,710	370,504	110,389
Guggenheim Ultra Short Duration Fund — Institutional Class	$25,529,268	$5,000,000	$–	$–	$(127,602)	$30,401,666	3,064,684	$190,786
	$49,221,833	$5,000,000	$–	$–	$(225,916)	$53,995,917		$456,371

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 83.1%
Technology - 21.1%
Apple, Inc.	173,757	$30,854,031
Microsoft Corp.	83,701	28,150,320
NVIDIA Corp.	27,871	8,197,140
Broadcom, Inc.	4,589	3,053,566
Adobe, Inc.*	5,304	3,007,686
Accenture plc — Class A	7,042	2,919,261
salesforce.com, Inc.*	10,914	2,773,575
Intel Corp.	45,340	2,335,010
QUALCOMM, Inc.	12,486	2,283,315
Intuit, Inc.	3,157	2,030,646
Texas Instruments, Inc.	10,295	1,940,299
Advanced Micro Devices, Inc.*	13,463	1,937,326
Applied Materials, Inc.	10,066	1,583,986
Oracle Corp.	17,981	1,568,123
ServiceNow, Inc.*	2,219	1,440,375
International Business Machines Corp.	9,998	1,336,333
Micron Technology, Inc.	12,471	1,161,673
Lam Research Corp.	1,569	1,128,346
Analog Devices, Inc.	5,991	1,053,038
Fidelity National Information Services, Inc.	6,789	741,019
KLA Corp.	1,690	726,886
Autodesk, Inc.*	2,451	689,197
Fiserv, Inc.*	6,624	687,505
NXP Semiconductor N.V.	2,965	675,368
Synopsys, Inc.*	1,700	626,450
Xilinx, Inc.	2,763	585,839
Roper Technologies, Inc.	1,176	578,427
Activision Blizzard, Inc.	8,682	577,613
Cadence Design Systems, Inc.*	3,090	575,822
MSCI, Inc. — Class A	919	563,062
Fortinet, Inc.*	1,513	543,772
Microchip Technology, Inc.	6,185	538,466
Cognizant Technology Solutions Corp. — Class A	5,856	519,544
Paychex, Inc.	3,578	488,397
HP, Inc.	12,849	484,022
EPAM Systems, Inc.*	632	422,460
Electronic Arts, Inc.	3,153	415,881
ANSYS, Inc.*	973	390,290
Zebra Technologies Corp. — Class A*	596	354,739
Cerner Corp.	3,280	304,614
Teradyne, Inc.	1,817	297,134
Skyworks Solutions, Inc.	1,841	285,613
Seagate Technology Holdings plc	2,283	257,933
Tyler Technologies, Inc.*	457	245,843
Monolithic Power Systems, Inc.	483	238,278
Broadridge Financial Solutions, Inc.	1,300	237,666
Hewlett Packard Enterprise Co.	14,582	229,958
NetApp, Inc.	2,493	229,331
Take-Two Interactive Software, Inc.*	1,285	228,370
Western Digital Corp.*	3,474	226,540
Paycom Software, Inc.*	537	222,957
Akamai Technologies, Inc.*	1,811	211,959
Qorvo, Inc.*	1,229	192,203
Ceridian HCM Holding, Inc.*	1,518	158,570
PTC, Inc.*	1,178	142,715
Leidos Holdings, Inc.	1,564	139,040
Jack Henry & Associates, Inc.	824	137,600
Citrix Systems, Inc.	1,390	131,480
DXC Technology Co.*	2,812	90,518
IPG Photonics Corp.*	398	68,512
Total Technology		114,215,642
Consumer, Non-cyclical - 16.5%
UnitedHealth Group, Inc.	10,500	5,272,470
Johnson & Johnson	29,349	5,020,733
Procter & Gamble Co.	26,978	4,413,061
Pfizer, Inc.	62,574	3,694,995
Thermo Fisher Scientific, Inc.	4,393	2,931,185
Abbott Laboratories	19,712	2,774,267
PepsiCo, Inc.	15,414	2,677,566
AbbVie, Inc.	19,709	2,668,599
Coca-Cola Co.	43,339	2,566,102
PayPal Holdings, Inc.*	13,098	2,470,021
Eli Lilly & Co.	8,851	2,444,823
Danaher Corp.	7,090	2,332,681
Merck & Company, Inc.	28,160	2,158,182
Philip Morris International, Inc.	17,356	1,648,820
Medtronic plc	15,003	1,552,060
Bristol-Myers Squibb Co.	24,745	1,542,851
CVS Health Corp.	14,716	1,518,103
Intuitive Surgical, Inc.*	3,980	1,430,014
Amgen, Inc.	6,279	1,412,587
Zoetis, Inc.	5,275	1,287,258
S&P Global, Inc.	2,687	1,268,076
Anthem, Inc.	2,705	1,253,876
Automatic Data Processing, Inc.	4,698	1,158,433
Mondelez International, Inc. — Class A	15,552	1,031,253
Gilead Sciences, Inc.	13,984	1,015,378
Stryker Corp.	3,743	1,000,953
Moderna, Inc.*	3,932	998,649
Altria Group, Inc.	20,479	970,500
Estee Lauder Companies, Inc. — Class A	2,583	956,226
Edwards Lifesciences Corp.*	6,960	901,668
Cigna Corp.	3,695	848,483
Becton Dickinson and Co.	3,201	804,987
Colgate-Palmolive Co.	9,396	801,855
Regeneron Pharmaceuticals, Inc.*	1,179	744,562
Moody's Corp.	1,803	704,216
HCA Healthcare, Inc.	2,670	685,976
Boston Scientific Corp.*	15,886	674,837
Humana, Inc.	1,433	664,711
Illumina, Inc.*	1,742	662,727
Vertex Pharmaceuticals, Inc.*	2,834	622,347
IDEXX Laboratories, Inc.*	945	622,245
IQVIA Holdings, Inc.*	2,130	600,958
IHS Markit Ltd.	4,446	590,962
Dexcom, Inc.*	1,081	580,443
Align Technology, Inc.*	817	536,916
Kimberly-Clark Corp.	3,754	536,522
Centene Corp.*	6,505	536,012
Baxter International, Inc.	5,582	479,159

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 83.1% (continued)
Consumer, Non-cyclical - 16.5% (continued)
Constellation Brands, Inc. — Class A	1,831	$459,526
General Mills, Inc.	6,752	454,950
Sysco Corp.	5,715	448,913
Global Payments, Inc.	3,234	437,172
Cintas Corp.	980	434,307
ResMed, Inc.	1,625	423,280
McKesson Corp.	1,702	423,066
Archer-Daniels-Midland Co.	6,237	421,559
Verisk Analytics, Inc. — Class A	1,797	411,028
Monster Beverage Corp.*	4,188	402,216
Equifax, Inc.	1,360	398,194
Biogen, Inc.*	1,638	392,989
West Pharmaceutical Services, Inc.	826	387,402
Corteva, Inc.	8,126	384,197
Kroger Co.	7,544	341,441
Laboratory Corporation of America Holdings*	1,067	335,262
Hershey Co.	1,620	313,421
Gartner, Inc.*	917	306,571
Zimmer Biomet Holdings, Inc.	2,329	295,876
Tyson Foods, Inc. — Class A	3,287	286,495
Kraft Heinz Co.	7,915	284,149
PerkinElmer, Inc.	1,407	282,892
Church & Dwight Company, Inc.	2,722	279,005
STERIS plc	1,115	271,402
McCormick & Company, Inc.	2,780	268,576
United Rentals, Inc.*	807	268,158
Waters Corp.*	680	253,368
Catalent, Inc.*	1,908	244,281
Clorox Co.	1,370	238,873
Quest Diagnostics, Inc.	1,368	236,678
Cooper Companies, Inc.	550	230,417
Bio-Techne Corp.	438	226,595
AmerisourceBergen Corp. — Class A	1,668	221,661
Hologic, Inc.*	2,826	216,359
Charles River Laboratories International, Inc.*	562	211,750
FleetCor Technologies, Inc.*	905	202,575
Avery Dennison Corp.	923	199,894
Kellogg Co.	2,852	183,726
Conagra Brands, Inc.	5,348	182,634
Viatris, Inc.	13,483	182,425
Quanta Services, Inc.	1,589	182,195
ABIOMED, Inc.*	507	182,099
Bio-Rad Laboratories, Inc. — Class A*	241	182,092
MarketAxess Holdings, Inc.	424	174,379
Teleflex, Inc.	522	171,467
J M Smucker Co.	1,208	164,071
Cardinal Health, Inc.	3,141	161,730
Incyte Corp.*	2,093	153,626
Hormel Foods Corp.	3,145	153,507
Brown-Forman Corp. — Class B	2,037	148,416
Robert Half International, Inc.	1,241	138,396
Dentsply Sirona, Inc.	2,437	135,960
Henry Schein, Inc.*	1,546	119,861
Universal Health Services, Inc. — Class B	815	105,673
Lamb Weston Holdings, Inc.	1,628	103,183
Campbell Soup Co.	2,257	98,089
Molson Coors Beverage Co. — Class B	2,100	97,335
Rollins, Inc.	2,523	86,312
Organon & Co.	2,827	86,082
DaVita, Inc.*	727	82,704
Nielsen Holdings plc	4,000	82,040
Total Consumer, Non-cyclical		89,321,808
Communications - 12.6%
Amazon.com, Inc.*	4,862	16,211,561
Alphabet, Inc. — Class A*	3,353	9,713,775
Alphabet, Inc. — Class C*	3,117	9,019,320
Meta Platforms, Inc. — Class A*	26,380	8,872,913
Walt Disney Co.*	20,258	3,137,762
Cisco Systems, Inc.	47,019	2,979,594
Netflix, Inc.*	4,938	2,974,849
Comcast Corp. — Class A	50,830	2,558,274
Verizon Communications, Inc.	46,156	2,398,266
AT&T, Inc.	79,610	1,958,406
Booking Holdings, Inc.*	458	1,098,848
Charter Communications, Inc. — Class A*	1,379	899,067
T-Mobile US, Inc.*	6,545	759,089
Motorola Solutions, Inc.	1,883	511,611
eBay, Inc.	6,979	464,104
Match Group, Inc.*	3,156	417,381
Twitter, Inc.*	8,914	385,263
Arista Networks, Inc.*	2,501	359,519
Corning, Inc.	8,563	318,800
CDW Corp.	1,513	309,832
Etsy, Inc.*	1,413	309,362
Expedia Group, Inc.*	1,628	294,212
VeriSign, Inc.*	1,077	273,364
ViacomCBS, Inc. — Class B	6,764	204,138
FactSet Research Systems, Inc.	420	204,124
Omnicom Group, Inc.	2,370	173,650
NortonLifeLock, Inc.	6,486	168,506
F5, Inc.*	672	164,445
Interpublic Group of Companies, Inc.	4,390	164,405
Fox Corp. — Class A	3,571	131,770
Juniper Networks, Inc.	3,625	129,449
Lumen Technologies, Inc.	10,273	128,926
News Corp. — Class A	4,382	97,762
DISH Network Corp. — Class A*	2,784	90,313
Discovery, Inc. — Class C*	3,386	77,539
Fox Corp. — Class B	1,639	56,169
Discovery, Inc. — Class A*,1	1,886	44,396
News Corp. — Class B	1,358	30,555
Total Communications		68,091,319
Financial - 12.0%
Berkshire Hathaway, Inc. — Class B*	20,417	6,104,683
JPMorgan Chase & Co.	32,946	5,216,999
Visa, Inc. — Class A	18,695	4,051,393
Bank of America Corp.	80,289	3,572,058
Mastercard, Inc. — Class A	9,671	3,474,984
Wells Fargo & Co.	44,450	2,132,711
Morgan Stanley	16,004	1,570,953

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 83.1% (continued)
Financial - 12.0% (continued)
American Tower Corp. — Class A REIT	5,077	$1,485,023
BlackRock, Inc. — Class A	1,592	1,457,572
Goldman Sachs Group, Inc.	3,784	1,447,569
Charles Schwab Corp.	16,760	1,409,516
Prologis, Inc. REIT	8,242	1,387,623
Citigroup, Inc.	22,121	1,335,887
American Express Co.	6,994	1,144,218
Crown Castle International Corp. REIT	4,818	1,005,709
Marsh & McLennan Companies, Inc.	5,629	978,433
PNC Financial Services Group, Inc.	4,712	944,850
Chubb Ltd.	4,802	928,275
CME Group, Inc. — Class A	4,007	915,439
Truist Financial Corp.	14,881	871,283
Intercontinental Exchange, Inc.	6,281	859,052
Equinix, Inc. REIT	1,004	849,223
U.S. Bancorp	15,043	844,965
Aon plc — Class A	2,456	738,175
Capital One Financial Corp.	4,745	688,452
Progressive Corp.	6,522	669,483
Public Storage REIT	1,701	637,127
Simon Property Group, Inc. REIT	3,663	585,238
Digital Realty Trust, Inc. REIT	3,164	559,617
American International Group, Inc.	9,256	526,296
MetLife, Inc.	7,971	498,108
T. Rowe Price Group, Inc.	2,506	492,780
Bank of New York Mellon Corp.	8,469	491,879
SBA Communications Corp. REIT	1,213	471,881
Prudential Financial, Inc.	4,214	456,123
Realty Income Corp. REIT	6,307	451,518
SVB Financial Group*	654	443,569
Travelers Companies, Inc.	2,743	429,088
Welltower, Inc. REIT	4,853	416,242
First Republic Bank	1,997	412,400
CBRE Group, Inc. — Class A*	3,731	404,851
Aflac, Inc.	6,785	396,176
AvalonBay Communities, Inc. REIT	1,558	393,535
Arthur J Gallagher & Co.	2,311	392,107
State Street Corp.	4,076	379,068
Discover Financial Services	3,267	377,535
Ameriprise Financial, Inc.	1,247	376,170
Allstate Corp.	3,196	376,009
Alexandria Real Estate Equities, Inc. REIT	1,571	350,270
Equity Residential REIT	3,804	344,262
Weyerhaeuser Co. REIT	8,351	343,894
Extra Space Storage, Inc. REIT	1,493	338,508
Fifth Third Bancorp	7,623	331,982
Willis Towers Watson plc	1,389	329,874
Mid-America Apartment Communities, Inc. REIT	1,283	294,372
Synchrony Financial	6,101	283,025
Duke Realty Corp. REIT	4,246	278,707
Northern Trust Corp.	2,315	276,897
Nasdaq, Inc.	1,305	274,063
Hartford Financial Services Group, Inc.	3,794	261,938
Essex Property Trust, Inc. REIT	726	255,719
Huntington Bancshares, Inc.	16,126	248,663
KeyCorp	10,380	240,089
Regions Financial Corp.	10,627	231,669
Ventas, Inc. REIT	4,450	227,484
Citizens Financial Group, Inc.	4,751	224,485
M&T Bank Corp.	1,435	220,387
Signature Bank	676	218,666
Healthpeak Properties, Inc. REIT	6,009	216,865
Raymond James Financial, Inc.	2,065	207,326
Principal Financial Group, Inc.	2,748	198,763
UDR, Inc. REIT	3,240	194,368
Cincinnati Financial Corp.	1,671	190,377
Brown & Brown, Inc.	2,613	183,642
Boston Properties, Inc. REIT	1,585	182,560
Kimco Realty Corp. REIT	6,872	169,395
Iron Mountain, Inc. REIT	3,228	168,921
Cboe Global Markets, Inc.	1,189	155,046
Host Hotels & Resorts, Inc. REIT*	7,960	138,424
Regency Centers Corp. REIT	1,718	129,451
Lincoln National Corp.	1,894	129,284
Loews Corp.	2,234	129,036
W R Berkley Corp.	1,555	128,116
Comerica, Inc.	1,462	127,194
Everest Re Group Ltd.	439	120,251
Zions Bancorp North America	1,744	110,151
Federal Realty Investment Trust REIT*	780	106,330
Franklin Resources, Inc.	3,133	104,924
Assurant, Inc.	635	98,971
Globe Life, Inc.	1,036	97,094
Invesco Ltd.	3,805	87,591
People's United Financial, Inc.	4,772	85,037
Vornado Realty Trust REIT	1,773	74,218
Total Financial		65,160,134
Consumer, Cyclical - 8.5%
Tesla, Inc.*	9,069	9,583,938
Home Depot, Inc.	11,765	4,882,593
Costco Wholesale Corp.	4,925	2,795,923
NIKE, Inc. — Class B	14,245	2,374,214
Walmart, Inc.	15,854	2,293,915
McDonald's Corp.	8,330	2,233,023
Lowe's Companies, Inc.	7,719	1,995,207
Starbucks Corp.	13,155	1,538,740
Target Corp.	5,441	1,259,265
TJX Companies, Inc.	13,406	1,017,784
General Motors Co.*	16,186	948,985
Ford Motor Co.	43,761	908,916
Dollar General Corp.	2,601	613,394
Chipotle Mexican Grill, Inc. — Class A*	314	548,950
O'Reilly Automotive, Inc.*	751	530,379
Marriott International, Inc. — Class A*	3,050	503,982
Aptiv plc*	3,015	497,324
AutoZone, Inc.*	234	490,555
Hilton Worldwide Holdings, Inc.*	3,107	484,661
Yum! Brands, Inc.	3,268	453,794

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 83.1% (continued)
Consumer, Cyclical - 8.5% (continued)
Ross Stores, Inc.	3,961	$452,663
Walgreens Boots Alliance, Inc.	8,010	417,802
Fastenal Co.	6,412	410,753
DR Horton, Inc.	3,634	394,107
Copart, Inc.*	2,379	360,704
Dollar Tree, Inc.*	2,507	352,284
Lennar Corp. — Class A	3,030	351,965
Cummins, Inc.	1,595	347,933
PACCAR, Inc.	3,870	341,566
Tractor Supply Co.	1,269	302,783
Southwest Airlines Co.*	6,599	282,701
Delta Air Lines, Inc.*	7,135	278,836
VF Corp.	3,634	266,081
Pool Corp.	447	253,002
Best Buy Company, Inc.	2,468	250,749
Ulta Beauty, Inc.*	606	249,878
WW Grainger, Inc.	482	249,791
CarMax, Inc.*	1,807	235,326
Domino's Pizza, Inc.	406	229,118
Caesars Entertainment, Inc.*	2,383	222,882
Genuine Parts Co.	1,587	222,497
Darden Restaurants, Inc.	1,447	217,976
NVR, Inc.*	36	212,719
Bath & Body Works, Inc.	2,947	205,671
MGM Resorts International	4,339	194,734
Royal Caribbean Cruises Ltd.*	2,500	192,250
Carnival Corp.*	8,968	180,436
Live Nation Entertainment, Inc.*	1,505	180,134
LKQ Corp.	2,990	179,490
Advance Auto Parts, Inc.	701	168,156
PulteGroup, Inc.	2,823	161,363
Whirlpool Corp.	677	158,865
United Airlines Holdings, Inc.*	3,610	158,046
Hasbro, Inc.	1,446	147,174
Las Vegas Sands Corp.*	3,832	144,237
American Airlines Group, Inc.*	7,219	129,653
Tapestry, Inc.	3,067	124,520
BorgWarner, Inc.	2,673	120,472
Mohawk Industries, Inc.*	612	111,494
Wynn Resorts Ltd.*	1,173	99,752
Penn National Gaming, Inc.*	1,852	96,026
Newell Brands, Inc.	4,221	92,187
Norwegian Cruise Line Holdings Ltd.*	4,125	85,553
PVH Corp.	792	84,467
Alaska Air Group, Inc.*	1,397	72,784
Ralph Lauren Corp. — Class A	543	64,541
Under Armour, Inc. — Class A*	2,103	44,563
Under Armour, Inc. — Class C*	2,397	43,242
Gap, Inc.	2,390	42,183
Total Consumer, Cyclical		46,141,651
Industrial - 6.3%
Union Pacific Corp.	7,167	1,805,582
United Parcel Service, Inc. — Class B	8,129	1,742,370
Honeywell International, Inc.	7,674	1,600,106
Raytheon Technologies Corp.	16,686	1,435,997
Caterpillar, Inc.	6,030	1,246,642
Boeing Co.*	6,159	1,239,930
General Electric Co.	12,242	1,156,502
3M Co.	6,424	1,141,095
Deere & Co.	3,146	1,078,732
Lockheed Martin Corp.	2,735	972,046
CSX Corp.	24,727	929,735
Norfolk Southern Corp.	2,713	807,687
Illinois Tool Works, Inc.	3,184	785,811
Eaton Corporation plc	4,444	768,012
Waste Management, Inc.	4,290	716,001
FedEx Corp.	2,725	704,794
Northrop Grumman Corp.	1,661	642,923
Johnson Controls International plc	7,901	642,430
Emerson Electric Co.	6,664	619,552
TE Connectivity Ltd.	3,638	586,955
Amphenol Corp. — Class A	6,667	583,096
Agilent Technologies, Inc.	3,375	538,819
General Dynamics Corp.	2,584	538,686
Trane Technologies plc	2,648	534,976
Carrier Global Corp.	9,661	524,013
L3Harris Technologies, Inc.	2,187	466,356
Parker-Hannifin Corp.	1,439	457,775
Rockwell Automation, Inc.	1,293	451,063
Mettler-Toledo International, Inc.*	256	434,486
Keysight Technologies, Inc.*	2,053	423,965
Otis Worldwide Corp.	4,735	412,277
AMETEK, Inc.	2,579	379,216
Old Dominion Freight Line, Inc.	1,039	372,357
TransDigm Group, Inc.*	584	371,588
Ball Corp.	3,611	347,631
Stanley Black & Decker, Inc.	1,817	342,722
Republic Services, Inc. — Class A	2,333	325,337
Vulcan Materials Co.	1,479	307,011
Martin Marietta Materials, Inc.	695	306,161
Fortive Corp.	3,998	305,007
Dover Corp.	1,605	291,468
Ingersoll Rand, Inc.	4,544	281,137
Expeditors International of Washington, Inc.	1,889	253,674
Generac Holdings, Inc.*	703	247,400
Trimble, Inc.*	2,798	243,957
Xylem, Inc.	2,010	241,039
Garmin Ltd.	1,694	230,672
Teledyne Technologies, Inc.*	519	226,746
Amcor plc	17,092	205,275
Jacobs Engineering Group, Inc.	1,453	202,301
IDEX Corp.	848	200,399
Westinghouse Air Brake Technologies Corp.	2,083	191,865
J.B. Hunt Transport Services, Inc.	936	191,319
Masco Corp.	2,721	191,069
Textron, Inc.	2,457	189,680
Fortune Brands Home & Security, Inc.	1,513	161,740
CH Robinson Worldwide, Inc.	1,449	155,956
Packaging Corporation of America	1,058	144,047
Howmet Aerospace, Inc.	4,285	136,392
Pentair plc	1,845	134,740
Allegion plc	1,000	132,440

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 83.1% (continued)
Industrial - 6.3% (continued)
Westrock Co.	2,977	$132,060
Snap-on, Inc.	599	129,013
A O Smith Corp.	1,485	127,487
Sealed Air Corp.	1,652	111,460
Huntington Ingalls Industries, Inc.	446	83,286
Total Industrial		33,882,066
Energy - 2.3%
Exxon Mobil Corp.	47,196	2,887,923
Chevron Corp.	21,490	2,521,852
ConocoPhillips	14,703	1,061,263
EOG Resources, Inc.	6,523	579,438
Schlumberger N.V.	15,637	468,328
Pioneer Natural Resources Co.	2,531	460,338
Marathon Petroleum Corp.	6,863	439,163
Phillips 66	4,885	353,967
Williams Companies, Inc.	13,545	352,712
Kinder Morgan, Inc.	21,739	344,780
Valero Energy Corp.	4,557	342,276
Devon Energy Corp.	7,018	309,143
ONEOK, Inc.	4,971	292,096
Occidental Petroleum Corp.	9,891	286,740
Enphase Energy, Inc.*	1,504	275,142
Baker Hughes Co.	9,744	234,441
Halliburton Co.	9,979	228,220
Hess Corp.	3,073	227,494
Diamondback Energy, Inc.	1,899	204,807
Coterra Energy, Inc. — Class A	9,070	172,330
SolarEdge Technologies, Inc.*	586	164,414
Marathon Oil Corp.	8,679	142,509
APA Corp.	4,050	108,905
Total Energy		12,458,281
Utilities - 2.1%
NextEra Energy, Inc.	21,874	2,042,157
Duke Energy Corp.	8,575	899,517
Southern Co.	11,814	810,204
Dominion Energy, Inc.	9,028	709,240
Exelon Corp.	10,907	629,988
American Electric Power Company, Inc.	5,615	499,567
Sempra Energy	3,560	470,917
Xcel Energy, Inc.	6,005	406,539
American Water Works Company, Inc.	2,024	382,253
Public Service Enterprise Group, Inc.	5,637	376,157
Eversource Energy	3,833	348,726
WEC Energy Group, Inc.	3,517	341,395
Consolidated Edison, Inc.	3,944	336,502
Edison International	4,235	289,039
DTE Energy Co.	2,160	258,206
Ameren Corp.	2,872	255,637
Entergy Corp.	2,241	252,449
FirstEnergy Corp.	6,069	252,410
PPL Corp.	8,369	251,572
CMS Energy Corp.	3,230	210,111
CenterPoint Energy, Inc.	7,011	195,677
AES Corp.	7,432	180,598
Evergy, Inc.	2,556	175,367
Alliant Energy Corp.	2,791	171,563
Atmos Energy Corp.	1,476	154,640
NiSource, Inc.	4,378	120,877
NRG Energy, Inc.	2,730	117,608
Pinnacle West Capital Corp.	1,258	88,802
Total Utilities		11,227,718
Basic Materials - 1.7%
Linde plc	5,714	1,979,501
Sherwin-Williams Co.	2,689	946,958
Air Products and Chemicals, Inc.	2,468	750,914
Freeport-McMoRan, Inc.	16,371	683,162
Ecolab, Inc.	2,779	651,926
Newmont Corp.	8,890	551,357
Dow, Inc.	8,245	467,656
DuPont de Nemours, Inc.	5,776	466,585
PPG Industries, Inc.	2,647	456,449
International Flavors & Fragrances, Inc.	2,838	427,545
Nucor Corp.	3,186	363,682
Albemarle Corp.	1,304	304,836
LyondellBasell Industries N.V. — Class A	2,931	270,326
Celanese Corp. — Class A	1,213	203,857
International Paper Co.	4,317	202,813
Eastman Chemical Co.	1,499	181,244
CF Industries Holdings, Inc.	2,391	169,235
Mosaic Co.	4,129	162,228
FMC Corp.	1,412	155,165
Total Basic Materials		9,395,439
Total Common Stocks
(Cost $418,841,902)		449,894,058

MUTUAL FUNDS† - 6.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,434,889	24,154,103
Guggenheim Strategy Fund II2	348,214	8,663,575
Guggenheim Strategy Fund III[2]	184,563	4,619,603
Total Mutual Funds
(Cost $37,394,494)		37,437,281

	Face Amount
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	$14,400,000	14,393,625
0.04% due 01/06/22[4,5]	497,000	497,000
Total U.S. Treasury Bills
(Cost $14,891,647)		14,890,625

REPURCHASE AGREEMENTS††,6 - 7.0%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	21,118,693	21,118,693
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	8,734,063	8,734,063
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	7,940,057	7,940,057
Total Repurchase Agreements
(Cost $37,792,813)		37,792,813

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	33,259	$33,259
Total Securities Lending Collateral
(Cost $33,259)		$33,259
Total Investments - 99.7%
(Cost $508,954,115)		$540,048,036
Other Assets & Liabilities, net - 0.3%		1,453,182
Total Net Assets - 100.0%		$541,501,218

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	51	Mar 2022	$12,136,725	$133,081

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	01/27/22	47,451	$226,161,859	$3,433,667
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	01/26/22	25,366	120,897,347	3,350,551
BNP Paribas	S&P 500 Index	Pay	0.68% (Federal Funds Rate + 0.60%)	At Maturity	01/27/22	653	3,113,093	36,796
							$350,172,299	$6,821,014

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$449,894,058	$—	$—	$449,894,058
Mutual Funds	37,437,281	—	—	37,437,281
U.S. Treasury Bills	—	14,890,625	—	14,890,625
Repurchase Agreements	—	37,792,813	—	37,792,813
Securities Lending Collateral	33,259	—	—	33,259
Equity Futures Contracts**	133,081	—	—	133,081
Equity Index Swap Agreements**	—	6,821,014	—	6,821,014
Total Assets	$487,497,679	$59,504,452	$—	$547,002,131

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,697,596	$–	$(2,000,000)	$12,984	$(47,005)	$8,663,575	348,214	$107,537
Guggenheim Strategy Fund III	4,639,905	–	–	–	(20,302)	4,619,603	184,563	54,989
Guggenheim Ultra Short Duration Fund — Institutional Class	19,255,008	5,000,000	–	–	(100,905)	24,154,103	2,434,889	160,254
	$34,592,509	$5,000,000	$(2,000,000)	$12,984	$(168,212)	$37,437,281		$322,780

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 95.6%
Mining - 95.6%
Freeport-McMoRan, Inc.	149,640	$6,244,477
Newmont Corp.	94,985	5,890,970
Barrick Gold Corp.	236,505	4,493,595
Franco-Nevada Corp.	28,858	3,990,773
Wheaton Precious Metals Corp.	81,023	3,478,317
Agnico Eagle Mines Ltd.	52,638	2,797,183
Kirkland Lake Gold Ltd.	61,503	2,580,051
Gold Fields Ltd. ADR	224,592	2,468,266
AngloGold Ashanti Ltd. ADR	111,988	2,349,508
Sibanye Stillwater Ltd. ADR[1]	185,748	2,329,280
Kinross Gold Corp.	366,126	2,127,192
Royal Gold, Inc.	19,662	2,068,639
Pan American Silver Corp.	70,121	1,750,921
Yamana Gold, Inc.	375,166	1,583,201
B2Gold Corp.[1]	394,225	1,549,304
SSR Mining, Inc.[1]	84,829	1,501,473
Alamos Gold, Inc. — Class A	178,796	1,374,941
Harmony Gold Mining Company Ltd. ADR	314,986	1,294,593
Hecla Mining Co.	246,148	1,284,893
First Majestic Silver Corp.[1]	115,503	1,283,238
Pretium Resources, Inc.*	89,531	1,261,492
Novagold Resources, Inc.*	169,646	1,163,772
Osisko Gold Royalties Ltd.	91,139	1,116,453
Equinox Gold Corp.*,1	164,600	1,112,696
Eldorado Gold Corp.*	111,644	1,043,871
IAMGOLD Corp.*	311,542	975,126
MAG Silver Corp.*	59,032	925,031
Fortuna Silver Mines, Inc.*	226,136	881,930
Coeur Mining, Inc.*	169,620	854,885
Sandstorm Gold Ltd.	137,604	853,145
Seabridge Gold, Inc.*	51,601	850,901
SilverCrest Metals, Inc.*	105,160	831,816
Endeavour Silver Corp.*	151,935	641,166
Gatos Silver, Inc.*	60,984	633,014
Silvercorp Metals, Inc.	159,536	599,855
Total Mining		66,185,968
Total Common Stocks
(Cost $35,916,381)		66,185,968

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Junior Gold Miners ETF	64,129	2,688,929
Total Exchange-Traded Funds
(Cost $1,834,992)		2,688,929

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$427,124	427,124
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	176,646	176,646
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	160,587	160,587
Total Repurchase Agreements
(Cost $764,357)		764,357

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	3,101,237	3,101,237
Total Securities Lending Collateral
(Cost $3,101,237)		3,101,237
Total Investments - 105.1%
(Cost $41,616,967)		$72,740,491
Other Assets & Liabilities, net - (5.1)%		(3,522,369)
Total Net Assets - 100.0%		$69,218,122

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$66,185,968	$—	$—	$66,185,968
Exchange-Traded Funds	2,688,929	—	—	2,688,929
Repurchase Agreements	—	764,357	—	764,357
Securities Lending Collateral	3,101,237	—	—	3,101,237
Total Assets	$71,976,134	$764,357	$—	$72,740,491

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
REITs - 92.2%
REITs-Diversified - 25.0%
American Tower Corp. — Class A	1,323	$386,978
Crown Castle International Corp.	1,507	314,571
Equinix, Inc.	338	285,894
Digital Realty Trust, Inc.	1,326	234,530
SBA Communications Corp.	552	214,739
Weyerhaeuser Co.	4,391	180,821
Duke Realty Corp.	2,525	165,741
VICI Properties, Inc.	4,906	147,720
WP Carey, Inc.	1,565	128,408
Gaming and Leisure Properties, Inc.	2,404	116,979
Lamar Advertising Co. — Class A	961	116,569
National Storage Affiliates Trust	1,409	97,503
Vornado Realty Trust	2,220	92,929
Rayonier, Inc.	1,951	78,742
PS Business Parks, Inc.	406	74,773
New Residential Investment Corp.	6,655	71,275
Outfront Media, Inc.	2,561	68,686
Broadstone Net Lease, Inc.	2,598	64,482
PotlatchDeltic Corp.	1,063	64,014
EPR Properties	1,327	63,019
Uniti Group, Inc.	4,444	62,260
National Health Investors, Inc.	928	53,332
Washington Real Estate Investment Trust	1,856	47,978
InvenTrust Properties Corp.[1]	1,651	45,006
Total REITs-Diversified		3,176,949
REITs-Apartments - 11.9%
AvalonBay Communities, Inc.	765	193,231
Equity Residential	2,085	188,692
Invitation Homes, Inc.	3,823	173,335
Mid-America Apartment Communities, Inc.	736	168,868
Essex Property Trust, Inc.	444	156,390
UDR, Inc.	2,338	140,257
Camden Property Trust	782	139,728
American Homes 4 Rent — Class A	2,888	125,946
Apartment Income REIT Corp.	1,753	95,837
American Campus Communities, Inc.	1,621	92,867
Independence Realty Trust, Inc.	2,209	57,058
Total REITs-Apartments		1,532,209
REITs-Warehouse/Industries - 9.0%
Prologis, Inc.	2,169	365,173
Rexford Industrial Realty, Inc.	1,431	116,068
CyrusOne, Inc.	1,224	109,817
EastGroup Properties, Inc.	442	100,710
STAG Industrial, Inc.	2,029	97,311
Americold Realty Trust	2,962	97,124
First Industrial Realty Trust, Inc.	1,467	97,115
Terreno Realty Corp.	982	83,755
Innovative Industrial Properties, Inc.	315	82,817
Total REITs-Warehouse/Industries		1,149,890
REITs-Office Property - 8.8%
Alexandria Real Estate Equities, Inc.	859	191,523
Boston Properties, Inc.	1,197	137,870
Kilroy Realty Corp.	1,350	89,721
Cousins Properties, Inc.	2,012	81,043
Douglas Emmett, Inc.	2,349	78,692
SL Green Realty Corp.	994	71,270
Highwoods Properties, Inc.	1,585	70,675
LXP Industrial Trust	4,427	69,150
JBG SMITH Properties	2,224	63,851
Hudson Pacific Properties, Inc.	2,559	63,233
Corporate Office Properties Trust	2,085	58,317
Equity Commonwealth*	2,213	57,317
Brandywine Realty Trust	3,589	48,164
Orion Office REIT, Inc.*	1,810	33,793
Total REITs-Office Property		1,114,619
REITs-Health Care - 8.1%
Welltower, Inc.	2,337	200,444
Ventas, Inc.	2,892	147,839
Healthpeak Properties, Inc.	4,044	145,948
Medical Properties Trust, Inc.	5,300	125,239
Omega Healthcare Investors, Inc.	3,018	89,303
Healthcare Trust of America, Inc. — Class A	2,641	88,183
Healthcare Realty Trust, Inc.	2,199	69,576
Physicians Realty Trust	3,531	66,489
Sabra Health Care REIT, Inc.	4,240	57,410
CareTrust REIT, Inc.	2,197	50,158
Total REITs-Health Care		1,040,589
REITs-Storage - 6.4%
Public Storage	713	267,061
Extra Space Storage, Inc.	814	184,558
Iron Mountain, Inc.	2,447	128,052
Life Storage, Inc.	767	117,489
CubeSmart	2,059	117,178
Total REITs-Storage		814,338
REITs-Shopping Centers - 5.4%
Kimco Realty Corp.	5,340	131,631
Regency Centers Corp.	1,593	120,033
Federal Realty Investment Trust*	804	109,601
Brixmor Property Group, Inc.	3,643	92,569
Kite Realty Group Trust	3,358	73,137
SITE Centers Corp.	3,882	61,452
Retail Opportunity Investments Corp.	2,602	50,999
Acadia Realty Trust	2,134	46,585
Total REITs-Shopping Centers		686,007
REITs-Single Tenant - 5.0%
Realty Income Corp.	2,971	212,694
STORE Capital Corp.	2,911	100,138
National Retail Properties, Inc.	2,013	96,765
Spirit Realty Capital, Inc.	1,666	80,285
Agree Realty Corp.	1,062	75,784
Essential Properties Realty Trust, Inc.	2,154	62,100
Total REITs-Single Tenant		627,766

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
REITs - 92.2% (continued)
REITs-Hotels - 4.9%
Host Hotels & Resorts, Inc.*	6,976	$121,313
MGM Growth Properties LLC — Class A	2,749	112,297
Ryman Hospitality Properties, Inc.*	857	78,810
Park Hotels & Resorts, Inc.*	3,865	72,971
Apple Hospitality REIT, Inc.	3,980	64,277
Pebblebrook Hotel Trust	2,661	59,527
Sunstone Hotel Investors, Inc.*	4,609	54,064
RLJ Lodging Trust	3,758	52,349
Total REITs-Hotels		615,608
REITs-Mortgage - 3.0%
AGNC Investment Corp.	6,032	90,721
Starwood Property Trust, Inc.	3,644	88,549
Blackstone Mortgage Trust, Inc. — Class A	2,372	72,631
Chimera Investment Corp.	4,042	60,953
Arbor Realty Trust, Inc.	3,170	58,074
Total REITs-Mortgage		370,928
REITs-Regional Malls - 2.4%
Simon Property Group, Inc.	1,513	241,732
Macerich Co.	3,633	62,778
Total REITs-Regional Malls		304,510
REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	788	165,456
Equity LifeStyle Properties, Inc.	1,511	132,454
Total REITs-Manufactured Homes		297,910
Total REITs		11,731,323
Real Estate - 5.1%
Real Estate Management/Services - 4.5%
CBRE Group, Inc. — Class A*	1,802	195,535
Jones Lang LaSalle, Inc.*	453	122,011
Cushman & Wakefield plc*	3,376	75,082
eXp World Holdings, Inc.	2,071	69,772
Redfin Corp.*	1,640	62,960
Realogy Holdings Corp.*	2,739	46,042
Total Real Estate Management/Services		571,402
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	792	80,610
Total Real Estate		652,012
Internet - 1.8%
E-Commerce/Services - 1.8%
Zillow Group, Inc. — Class A*	2,091	130,102
Opendoor Technologies, Inc.*	6,765	98,836
Total E-Commerce/Services		228,938
Total Internet		228,938
Diversified Financial Services - 0.5%
Finance-Commercial - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,276	67,781
Total Common Stocks
(Cost $10,338,341)		12,680,054

SECURITIES LENDING COLLATERAL†,2 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[3]	1,093	1,093
Total Securities Lending Collateral
(Cost $1,093)		1,093
Total Investments - 99.6%
(Cost $10,339,434)		$12,681,147
Other Assets & Liabilities, net - 0.4%		46,876
Total Net Assets - 100.0%		$12,728,023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,680,054	$—	$—	$12,680,054
Securities Lending Collateral	1,093	—	—	1,093
Total Assets	$12,681,147	$—	$—	$12,681,147

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 60.4%
Home Depot, Inc.	2,313	$959,918
Walmart, Inc.	6,244	903,444
Costco Wholesale Corp.	1,260	715,302
Lowe's Companies, Inc.	2,323	600,449
Target Corp.	2,102	486,487
TJX Companies, Inc.	5,731	435,097
Dollar General Corp.	1,468	346,198
Walgreens Boots Alliance, Inc.	6,008	313,377
O'Reilly Automotive, Inc.*	442	312,154
AutoZone, Inc.*	143	299,784
Ross Stores, Inc.	2,578	294,614
Dollar Tree, Inc.*	1,842	258,838
Tractor Supply Co.	996	237,646
Best Buy Company, Inc.	2,228	226,365
Ulta Beauty, Inc.*	531	218,953
Genuine Parts Co.	1,477	207,075
Burlington Stores, Inc.*	695	202,599
CarMax, Inc.*	1,511	196,777
Bath & Body Works, Inc.	2,740	191,225
Carvana Co.*	770	178,478
Advance Auto Parts, Inc.	733	175,832
Floor & Decor Holdings, Inc. — Class A*	1,306	169,793
Williams-Sonoma, Inc.	962	162,703
Five Below, Inc.*	775	160,340
GameStop Corp. — Class A*,1	1,023	151,803
Dick's Sporting Goods, Inc.[1]	1,320	151,787
RH*	280	150,063
Lithia Motors, Inc. — Class A	464	137,785
BJ's Wholesale Club Holdings, Inc.*	2,041	136,686
Macy's, Inc.	5,110	133,780
AutoNation, Inc.*	1,072	125,263
Kohl's Corp.	2,444	120,709
Gap, Inc.	6,693	118,131
Victoria's Secret & Co.*	1,890	104,971
Signet Jewelers Ltd.	1,139	99,127
American Eagle Outfitters, Inc.[1]	3,810	96,469
Foot Locker, Inc.	2,201	96,030
Academy Sports & Outdoors, Inc.*	2,108	92,541
Nordstrom, Inc.*	3,992	90,299
Asbury Automotive Group, Inc.*	519	89,647
Ollie's Bargain Outlet Holdings, Inc.*	1,641	84,003
Abercrombie & Fitch Co. — Class A*	1,837	63,983
Big Lots, Inc.	1,198	53,970
Bed Bath & Beyond, Inc.*,1	3,626	52,867
Total Retail		10,403,362
Internet - 36.2%
Amazon.com, Inc.*	543	1,810,547
Alibaba Group Holding Ltd. ADR*	5,207	618,539
Booking Holdings, Inc.*	198	475,047
DoorDash, Inc. — Class A*	2,151	320,284
JD.com, Inc. ADR*	4,367	305,996
eBay, Inc.	4,432	294,728
MercadoLibre, Inc.*	201	271,028
Pinduoduo, Inc. ADR*	4,617	269,171
Expedia Group, Inc.*	1,431	258,610
Etsy, Inc.*	1,057	231,420
Chewy, Inc. — Class A*,1	3,894	229,629
Coupang, Inc.*	6,897	202,634
Wayfair, Inc. — Class A*	1,052	199,848
Trip.com Group Ltd. ADR*	7,809	192,258
Farfetch Ltd. — Class A*	5,658	189,147
Fiverr International Ltd.*	1,298	147,583
Revolve Group, Inc.*	1,610	90,224
Overstock.com, Inc.*	1,158	68,334
Stitch Fix, Inc. — Class A*	3,411	64,536
Total Internet		6,239,563
Distribution & Wholesale - 2.4%
Pool Corp.	383	216,778
LKQ Corp.	3,221	193,357
Total Distribution & Wholesale		410,135
Apparel - 0.5%
Urban Outfitters, Inc.*	2,635	77,364
Total Common Stocks
(Cost $11,471,400)		17,130,424

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$55,074	55,074
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	22,777	22,777
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	20,707	20,707
Total Repurchase Agreements
(Cost $98,558)		98,558

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	398,667	398,667
Total Securities Lending Collateral
(Cost $398,667)		398,667
Total Investments - 102.4%
(Cost $11,968,625)		$17,627,649
Other Assets & Liabilities, net - (2.4)%		(405,151)
Total Net Assets - 100.0%		$17,222,498

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,130,424	$—	$—	$17,130,424
Repurchase Agreements	—	98,558	—	98,558
Securities Lending Collateral	398,667	—	—	398,667
Total Assets	$17,529,091	$98,558	$—	$17,627,649

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 29.8%
Consumer, Non-cyclical - 7.2%
Tenet Healthcare Corp.*	107	$8,741
Avis Budget Group, Inc.*	41	8,502
Intellia Therapeutics, Inc.*	68	8,040
Omnicell, Inc.*	43	7,759
Biohaven Pharmaceutical Holding Company Ltd.*	56	7,717
Performance Food Group Co.*	152	6,975
Arrowhead Pharmaceuticals, Inc.*	101	6,696
Blueprint Medicines Corp.*	58	6,212
Inspire Medical Systems, Inc.*	27	6,212
ASGN, Inc.*	50	6,170
Medpace Holdings, Inc.*	28	6,094
Shockwave Medical, Inc.*	34	6,063
AMN Healthcare Services, Inc.*	48	5,872
Helen of Troy Ltd.*	24	5,867
Halozyme Therapeutics, Inc.*	141	5,670
Arena Pharmaceuticals, Inc.*	61	5,669
API Group Corp.*	199	5,128
Neogen Corp.*	107	4,859
Fate Therapeutics, Inc.*	82	4,798
LivaNova plc*	54	4,721
Ensign Group, Inc.	53	4,450
Insperity, Inc.	37	4,370
STAAR Surgical Co.*	47	4,291
Option Care Health, Inc.*	150	4,266
Korn Ferry	55	4,165
LHC Group, Inc.*	30	4,117
CONMED Corp.	29	4,111
Alarm.com Holdings, Inc.*	48	4,071
Denali Therapeutics, Inc.*	91	4,059
Triton International Ltd.	67	4,035
Celsius Holdings, Inc.*	54	4,027
Beam Therapeutics, Inc.*	50	3,985
Pacific Biosciences of California, Inc.*	194	3,969
TriNet Group, Inc.*	41	3,906
NeoGenomics, Inc.*	113	3,856
Sanderson Farms, Inc.	20	3,822
Herc Holdings, Inc.	24	3,757
Alkermes plc*	161	3,745
Intra-Cellular Therapies, Inc.*	71	3,716
Twist Bioscience Corp.*	47	3,637
HealthEquity, Inc.*	82	3,628
Arvinas, Inc.*	44	3,614
Cytokinetics, Inc.*	79	3,601
Simply Good Foods Co.*	85	3,533
iRhythm Technologies, Inc.*	30	3,531
WD-40 Co.	14	3,425
Sprouts Farmers Market, Inc.*	114	3,384
Apellis Pharmaceuticals, Inc.*	71	3,357
Select Medical Holdings Corp.	111	3,263
Merit Medical Systems, Inc.*	52	3,240
Progyny, Inc.*	64	3,222
Brink's Co.	49	3,213
Owens & Minor, Inc.	73	3,175
Rent-A-Center, Inc.	66	3,171
LiveRamp Holdings, Inc.*	66	3,165
Lancaster Colony Corp.	19	3,146
Insmed, Inc.*	115	3,133
AtriCure, Inc.*	45	3,129
Inari Medical, Inc.*	34	3,103
Coca-Cola Consolidated, Inc.	5	3,096
Marathon Digital Holdings, Inc.*,1	94	3,089
Invitae Corp.*	201	3,069
R1 RCM, Inc.*	120	3,059
EVERTEC, Inc.	61	3,049
Prestige Consumer Healthcare, Inc.*	50	3,032
Zentalis Pharmaceuticals, Inc.*	36	3,026
Amicus Therapeutics, Inc.*	262	3,026
PROG Holdings, Inc.*	67	3,022
Kodiak Sciences, Inc.*	34	2,883
Karuna Therapeutics, Inc.*	22	2,882
Integer Holdings Corp.*	33	2,824
PTC Therapeutics, Inc.*	70	2,788
ACADIA Pharmaceuticals, Inc.*	119	2,778
Primo Water Corp.	157	2,768
Veracyte, Inc.*	67	2,760
Nevro Corp.*	34	2,756
United Natural Foods, Inc.*	56	2,749
ABM Industries, Inc.	67	2,737
NuVasive, Inc.*	52	2,729
Haemonetics Corp.*	51	2,705
Hostess Brands, Inc.*	131	2,675
Pacira BioSciences, Inc.*	44	2,647
Patterson Companies, Inc.	86	2,524
Axonics, Inc.*	45	2,520
Graham Holdings Co. — Class B	4	2,519
Vir Biotechnology, Inc.*	60	2,512
Edgewell Personal Care Co.	54	2,469
John Wiley & Sons, Inc. — Class A	43	2,463
BioCryst Pharmaceuticals, Inc.*	177	2,451
TG Therapeutics, Inc.*	128	2,432
Ortho Clinical Diagnostics Holdings plc*	111	2,374
J & J Snack Foods Corp.	15	2,369
CareDx, Inc.*	51	2,320
Ligand Pharmaceuticals, Inc. — Class B*	15	2,317
Medifast, Inc.	11	2,304
Xencor, Inc.*	57	2,287
Turning Point Therapeutics, Inc.*	46	2,194
Magellan Health, Inc.*	23	2,185
Kymera Therapeutics, Inc.*	34	2,159
Myriad Genetics, Inc.*	78	2,153
Emergent BioSolutions, Inc.*	49	2,130
Beauty Health Co.*	88	2,126
TreeHouse Foods, Inc.*	52	2,108
Covetrus, Inc.*	103	2,057
MEDNAX, Inc.*	75	2,041
Fulgent Genetics, Inc.*	20	2,012
Glaukos Corp.*	45	2,000
B&G Foods, Inc.[1]	65	1,998
ChemoCentryx, Inc.*	54	1,966
Central Garden & Pet Co. — Class A*	41	1,962
Green Dot Corp. — Class A*	54	1,957
CBIZ, Inc.*	50	1,956
Recursion Pharmaceuticals, Inc. — Class A*	114	1,953

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Agios Pharmaceuticals, Inc.*	59	$1,939
Monro, Inc.	33	1,923
OPKO Health, Inc.*	398	1,914
Lantheus Holdings, Inc.*	66	1,907
Corcept Therapeutics, Inc.*	96	1,901
Riot Blockchain, Inc.*,1	84	1,876
CorVel Corp.*	9	1,872
Arcus Biosciences, Inc.*	46	1,862
NanoString Technologies, Inc.*	44	1,858
ICF International, Inc.	18	1,846
Relay Therapeutics, Inc.*	60	1,843
Travere Therapeutics, Inc.*	59	1,831
Heska Corp.*	10	1,825
Inter Parfums, Inc.	17	1,817
Vericel Corp.*	46	1,808
Editas Medicine, Inc.*	68	1,805
Bridgebio Pharma, Inc.*,1	108	1,801
SpringWorks Therapeutics, Inc.*	29	1,797
ModivCare, Inc.*	12	1,779
Celldex Therapeutics, Inc.*	46	1,777
AdaptHealth Corp.*	72	1,761
Global Blood Therapeutics, Inc.*	60	1,756
IVERIC bio, Inc.*	105	1,756
Avid Bioservices, Inc.*	60	1,751
Prothena Corporation plc*	35	1,729
Textainer Group Holdings Ltd.	48	1,714
Surgery Partners, Inc.*	32	1,709
Ironwood Pharmaceuticals, Inc. — Class A*	146	1,702
Multiplan Corp.*	376	1,666
Avanos Medical, Inc.*	48	1,664
Community Health Systems, Inc.*	125	1,664
Cassava Sciences, Inc.*,1	38	1,661
Vector Group Ltd.	144	1,653
elf Beauty, Inc.*	49	1,627
Repay Holdings Corp.*	86	1,571
Protagonist Therapeutics, Inc.*	45	1,539
Dynavax Technologies Corp.*	108	1,520
REVOLUTION Medicines, Inc.*	60	1,510
Kforce, Inc.	20	1,504
Adtalem Global Education, Inc.*	50	1,478
ImmunoGen, Inc.*	198	1,469
Silk Road Medical, Inc.*	34	1,449
Strategic Education, Inc.	25	1,446
2U, Inc.*	72	1,445
Supernus Pharmaceuticals, Inc.*	49	1,429
Enanta Pharmaceuticals, Inc.*	19	1,421
Coursera, Inc.*	58	1,418
RadNet, Inc.*	46	1,385
Deluxe Corp.	42	1,349
Sana Biotechnology, Inc.*	87	1,347
Nuvation Bio, Inc.*	157	1,335
Stride, Inc.*	40	1,333
Cal-Maine Foods, Inc.*	36	1,332
Universal Corp.	24	1,318
Accolade, Inc.*	50	1,318
Addus HomeCare Corp.*	14	1,309
Atara Biotherapeutics, Inc.*	83	1,308
REGENXBIO, Inc.*	40	1,308
Cerevel Therapeutics Holdings, Inc.*	40	1,297
Sorrento Therapeutics, Inc.*	277	1,288
Quanterix Corp.*	30	1,272
Krystal Biotech, Inc.*	18	1,259
C4 Therapeutics, Inc.*	39	1,256
Varex Imaging Corp.*	39	1,230
Evo Payments, Inc. — Class A*	48	1,229
FibroGen, Inc.*	87	1,227
Laureate Education, Inc. — Class A	100	1,224
Alector, Inc.*	59	1,218
Cimpress plc*	17	1,217
USANA Health Sciences, Inc.*	12	1,214
Andersons, Inc.	31	1,200
CoreCivic, Inc.*	120	1,196
MGP Ingredients, Inc.	14	1,190
Prometheus Biosciences, Inc.*	30	1,186
Inhibrx, Inc.*	27	1,179
Tivity Health, Inc.*	44	1,163
Revance Therapeutics, Inc.*	71	1,159
Cerus Corp.*	169	1,151
Senseonics Holdings, Inc.*	431	1,151
US Physical Therapy, Inc.	12	1,147
Anavex Life Sciences Corp.*	65	1,127
Ingles Markets, Inc. — Class A	13	1,122
Weis Markets, Inc.	17	1,120
BellRing Brands, Inc. — Class A*	39	1,113
American Well Corp. — Class A*	183	1,105
Huron Consulting Group, Inc.*	22	1,098
National Beverage Corp.	24	1,088
MannKind Corp.*	246	1,075
Chefs' Warehouse, Inc.*	32	1,066
Crinetics Pharmaceuticals, Inc.*	37	1,051
Coherus Biosciences, Inc.*	65	1,037
Inovio Pharmaceuticals, Inc.*	207	1,033
AngioDynamics, Inc.*	37	1,020
Axsome Therapeutics, Inc.*	27	1,020
Allogene Therapeutics, Inc.*	68	1,015
Cross Country Healthcare, Inc.*	36	999
Syndax Pharmaceuticals, Inc.*	45	985
TrueBlue, Inc.*	35	968
MaxCyte, Inc.*	95	968
Carriage Services, Inc. — Class A	15	967
MacroGenics, Inc.*	60	963
Seer, Inc.*	42	958
Brookdale Senior Living, Inc. — Class A*	185	954
LeMaitre Vascular, Inc.	19	954
Vaxcyte, Inc.*	40	952
Morphic Holding, Inc.*	20	948
Fresh Del Monte Produce, Inc.	34	938
Harmony Biosciences Holdings, Inc.*	22	938
Keros Therapeutics, Inc.*	16	936
Madrigal Pharmaceuticals, Inc.*	11	932
iTeos Therapeutics, Inc.*	20	931
Intersect ENT, Inc.*	34	929
SpartanNash Co.	36	927
Nurix Therapeutics, Inc.*	32	926
Utz Brands, Inc.	58	925
Joint Corp.*	14	920
Zogenix, Inc.*	56	910
Instil Bio, Inc.*	53	907
Castle Biosciences, Inc.*	21	900
Vivint Smart Home, Inc.*	92	900
Kura Oncology, Inc.*	64	896

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Rocket Pharmaceuticals, Inc.*	41	$895
Sangamo Therapeutics, Inc.*	119	893
Berkeley Lights, Inc.*	49	891
National Healthcare Corp.	13	883
Avidity Biosciences, Inc.*	37	880
Meridian Bioscience, Inc.*	43	877
Arlo Technologies, Inc.*	83	871
Endo International plc*	230	865
Vanda Pharmaceuticals, Inc.*	55	863
Amphastar Pharmaceuticals, Inc.*	37	862
First Advantage Corp.*	45	857
Viad Corp.*	20	856
WW International, Inc.*	53	855
Quanex Building Products Corp.	34	843
Ocugen, Inc.*,1	185	842
Bionano Genomics, Inc.*	281	840
Heron Therapeutics, Inc.*	92	840
OrthoPediatrics Corp.*	14	838
Perdoceo Education Corp.*	71	835
Pulmonx Corp.*	26	834
Heidrick & Struggles International, Inc.	19	831
Butterfly Network, Inc.*	123	823
Triple-S Management Corp. — Class B*	23	821
Replimune Group, Inc.*	30	813
John B Sanfilippo & Son, Inc.	9	811
Natus Medical, Inc.*	34	807
Alphatec Holdings, Inc.*	70	800
RR Donnelley & Sons Co.*	71	799
Aaron's Company, Inc.	32	789
Ideaya Biosciences, Inc.*	33	780
Arcturus Therapeutics Holdings, Inc.*	21	777
ACCO Brands Corp.	94	776
CryoLife, Inc.*	38	773
RAPT Therapeutics, Inc.*	21	771
ViewRay, Inc.*	138	760
Cardiovascular Systems, Inc.*	40	751
Vaxart, Inc.*	119	746
Cutera, Inc.*	18	744
Innoviva, Inc.*	43	742
Aclaris Therapeutics, Inc.*	51	742
SI-BONE, Inc.*	33	733
Tattooed Chef, Inc.*	47	730
Calavo Growers, Inc.	17	721
MeiraGTx Holdings plc*	30	712
Reata Pharmaceuticals, Inc. — Class A*	27	712
MoneyGram International, Inc.*	90	710
Atrion Corp.	1	705
Gossamer Bio, Inc.*	62	701
Inogen, Inc.*	20	680
Honest Company, Inc.*	84	680
MiMedx Group, Inc.*	112	677
Hanger, Inc.*	37	671
Scholar Rock Holding Corp.*	27	671
Bluebird Bio, Inc.*	67	669
Catalyst Pharmaceuticals, Inc.*	98	663
Agenus, Inc.*	206	663
Theravance Biopharma, Inc.*	60	663
AnaptysBio, Inc.*	19	660
Collegium Pharmaceutical, Inc.*	35	654
CRA International, Inc.	7	654
SP Plus Corp.*	23	649
Forrester Research, Inc.*	11	646
Affimed N.V.*	116	640
Sutro Biopharma, Inc.*	43	640
Praxis Precision Medicines, Inc.*	32	630
Surmodics, Inc.*	13	626
OraSure Technologies, Inc.*	72	626
PetIQ, Inc.*	27	613
Eagle Pharmaceuticals, Inc.*	12	611
PMV Pharmaceuticals, Inc.*	26	601
Pennant Group, Inc.*	26	600
Antares Pharma, Inc.*	167	596
Orthofix Medical, Inc.*	19	591
Verve Therapeutics, Inc.*	16	590
Kelly Services, Inc. — Class A	35	587
Seres Therapeutics, Inc.*	70	583
National Research Corp. — Class A	14	581
Mission Produce, Inc.*	37	581
Edgewise Therapeutics, Inc.*	38	581
BrightView Holdings, Inc.*	41	577
Atea Pharmaceuticals, Inc.*	64	572
Resources Connection, Inc.	32	571
Kezar Life Sciences, Inc.*	34	569
NGM Biopharmaceuticals, Inc.*	32	567
Turning Point Brands, Inc.	15	567
2seventy bio, Inc.*	22	564
Arcutis Biotherapeutics, Inc.*	27	560
Franklin Covey Co.*	12	556
Agiliti, Inc.*	24	556
Transcat, Inc.*	6	555
Barrett Business Services, Inc.	8	552
Y-mAbs Therapeutics, Inc.*	34	551
Cass Information Systems, Inc.	14	550
Akero Therapeutics, Inc.*	26	550
Cara Therapeutics, Inc.*	45	548
Inotiv, Inc.*	13	547
Tootsie Roll Industries, Inc.	15	543
Chinook Therapeutics, Inc.*	33	538
Anika Therapeutics, Inc.*	15	537
Kronos Bio, Inc.*	39	530
Ocular Therapeutix, Inc.*	76	530
Gritstone bio, Inc.*	41	527
Central Garden & Pet Co.*	10	526
Paya Holdings, Inc.*	82	520
Personalis, Inc.*	36	514
Hackett Group, Inc.	25	513
Vectrus, Inc.*	11	503
22nd Century Group, Inc.*	162	501
TransMedics Group, Inc.*	26	498
Apria, Inc.*	15	489
Ennis, Inc.	25	488
Forma Therapeutics Holdings, Inc.*	34	484
Mind Medicine MindMed, Inc.*	348	480
Amneal Pharmaceuticals, Inc.*	100	479
Fulcrum Therapeutics, Inc.*	27	478
Vapotherm, Inc.*	23	476
Chimerix, Inc.*	74	476
Karyopharm Therapeutics, Inc.*	73	469
Duckhorn Portfolio, Inc.*	20	467
ANI Pharmaceuticals, Inc.*	10	461

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
4D Molecular Therapeutics, Inc.*	21	$461
Foghorn Therapeutics, Inc.*	20	457
Intercept Pharmaceuticals, Inc.*	28	456
Stoke Therapeutics, Inc.*	19	456
ORIC Pharmaceuticals, Inc.*	31	456
Rigel Pharmaceuticals, Inc.*	171	453
Vital Farms, Inc.*	25	452
Mersana Therapeutics, Inc.*	72	448
Rubius Therapeutics, Inc.*	46	445
Kinnate Biopharma, Inc.*	25	443
Oramed Pharmaceuticals, Inc.*	31	443
Marinus Pharmaceuticals, Inc.*	37	440
Rhythm Pharmaceuticals, Inc.*	44	439
LifeStance Health Group, Inc.*	46	438
SeaSpine Holdings Corp.*	32	436
VBI Vaccines, Inc.*	186	435
Accuray, Inc.*	91	434
American Public Education, Inc.*	19	423
Bioventus, Inc. — Class A*	29	420
Athira Pharma, Inc.*	32	417
Krispy Kreme, Inc.	22	416
Curis, Inc.*	87	414
ImmunityBio, Inc.*,1	68	413
Phibro Animal Health Corp. — Class A	20	408
Cullinan Oncology, Inc.*	26	401
Tejon Ranch Co.*	21	401
G1 Therapeutics, Inc.*	39	398
Apyx Medical Corp.*	31	397
Whole Earth Brands, Inc.*	37	397
Albireo Pharma, Inc.*	17	396
Phathom Pharmaceuticals, Inc.*	20	393
Akebia Therapeutics, Inc.*	174	393
Deciphera Pharmaceuticals, Inc.*	40	391
Willdan Group, Inc.*	11	387
ALX Oncology Holdings, Inc.*	18	387
Omeros Corp.*	60	386
Spero Therapeutics, Inc.*	24	384
Veru, Inc.*	65	383
DermTech, Inc.*	24	379
VistaGen Therapeutics, Inc.*	193	376
Custom Truck One Source, Inc.*	47	376
Allovir, Inc.*	29	375
BioLife Solutions, Inc.*	10	373
Precision BioSciences, Inc.*	50	370
SIGA Technologies, Inc.*	49	369
Adicet Bio, Inc.*	21	367
Geron Corp.*	301	367
Altimmune, Inc.*	40	366
Tactile Systems Technology, Inc.*	19	362
Relmada Therapeutics, Inc.*	16	360
Dyne Therapeutics, Inc.*	30	357
Annexon, Inc.*	31	356
Axogen, Inc.*	38	356
Verastem, Inc.*	172	353
Organogenesis Holdings, Inc.*	38	351
Cue Biopharma, Inc.*	31	351
Applied Molecular Transport, Inc.*	25	350
Precigen, Inc.*	94	349
Bioxcel Therapeutics, Inc.*	17	346
Allakos, Inc.*	35	343
Kiniksa Pharmaceuticals Ltd. — Class A*	29	341
Immunovant, Inc.*	40	341
Erasca, Inc.*	21	327
Radius Health, Inc.*	47	325
Cogent Biosciences, Inc.*	37	318
Viking Therapeutics, Inc.*	69	317
Provention Bio, Inc.*	56	315
BioAtla, Inc.*	16	314
Generation Bio Co.*	44	312
Arbutus Biopharma Corp.*	80	311
Pliant Therapeutics, Inc.*	23	311
Stereotaxis, Inc.*	50	310
InfuSystem Holdings, Inc.*	18	307
Lineage Cell Therapeutics, Inc.*	125	306
Clovis Oncology, Inc.*	113	306
HF Foods Group, Inc.*	36	305
European Wax Center, Inc. — Class A*	10	304
Aerie Pharmaceuticals, Inc.*	43	302
Utah Medical Products, Inc.*	3	300
Design Therapeutics, Inc.*	14	300
Icosavax, Inc.*,1	13	297
Selecta Biosciences, Inc.*	91	297
Aveanna Healthcare Holdings, Inc.*	40	296
Landec Corp.*	26	289
MEI Pharma, Inc.*	108	288
Seneca Foods Corp. — Class A*	6	288
Avita Medical, Inc.*	24	288
Caribou Biosciences, Inc.*	19	287
BioDelivery Sciences International, Inc.*	92	285
Harvard Bioscience, Inc.*	40	282
CytomX Therapeutics, Inc.*	65	281
Alta Equipment Group, Inc.*	19	278
iRadimed Corp.*	6	277
Jounce Therapeutics, Inc.*	33	276
AppHarvest, Inc.*	70	272
Lexicon Pharmaceuticals, Inc.*	68	268
ShotSpotter, Inc.*	9	266
Tenaya Therapeutics, Inc.*	14	265
KalVista Pharmaceuticals, Inc.*	20	265
Cytek Biosciences, Inc.*	16	261
Asensus Surgical, Inc.*	233	259
EyePoint Pharmaceuticals, Inc.*	21	257
Taysha Gene Therapies, Inc.*	22	256
CEL-SCI Corp.*,1	36	256
KemPharm, Inc.*	29	253
Cortexyme, Inc.*	20	252
Acacia Research Corp.*	49	251
Aligos Therapeutics, Inc.*	21	249
Monte Rosa Therapeutics, Inc.*	12	245
Limoneira Co.	16	240
Janux Therapeutics, Inc.*	12	237
Cymabay Therapeutics, Inc.*	70	237
Passage Bio, Inc.*	37	235
IGM Biosciences, Inc.*	8	235
Olema Pharmaceuticals, Inc.*	25	234
ZIOPHARM Oncology, Inc.*	211	230
Shattuck Labs, Inc.*	27	230

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Cardiff Oncology, Inc.*	38	$228
Durect Corp.*	227	224
Epizyme, Inc.*	89	223
Vor BioPharma, Inc.*	19	221
9 Meters Biopharma, Inc.*	224	219
Paratek Pharmaceuticals, Inc.*	48	216
Nkarta, Inc.*	14	215
Imago Biosciences, Inc.*	9	213
ClearPoint Neuro, Inc.*	19	213
Village Super Market, Inc. — Class A	9	211
Nuvalent, Inc. — Class A*	11	209
Sientra, Inc.*	57	209
Evolus, Inc.*	32	208
Spectrum Pharmaceuticals, Inc.*	164	208
Pulse Biosciences, Inc.*	14	207
SQZ Biotechnologies Co.*	23	205
Akouos, Inc.*	24	204
Nature's Sunshine Products, Inc.	11	204
Quotient Ltd.*	78	202
Oyster Point Pharma, Inc.*	11	201
Zynex, Inc.	20	199
Graphite Bio, Inc.*	16	199
Infinity Pharmaceuticals, Inc.*	88	198
Poseida Therapeutics, Inc.*	29	198
Aldeyra Therapeutics, Inc.*	49	196
Century Therapeutics, Inc.*	12	190
UroGen Pharma Ltd.*	20	190
Aeglea BioTherapeutics, Inc.*	40	190
Syros Pharmaceuticals, Inc.*	58	189
Atossa Therapeutics, Inc.*	117	187
Treace Medical Concepts, Inc.*	10	186
Lyell Immunopharma, Inc.*	24	186
Day One Biopharmaceuticals, Inc.*	11	185
Athersys, Inc.*	205	185
Viemed Healthcare, Inc.*	35	183
Evelo Biosciences, Inc.*	30	182
Immunic, Inc.*	19	182
Tarsus Pharmaceuticals, Inc.*	8	180
Fortress Biotech, Inc.*	71	178
PAVmed, Inc.*	72	177
ChromaDex Corp.*	47	176
Nathan's Famous, Inc.	3	175
Citius Pharmaceuticals, Inc.*	113	174
CorMedix, Inc.*	38	173
Accelerate Diagnostics, Inc.*	33	172
CytoSorbents Corp.*	41	172
Neoleukin Therapeutics, Inc.*	35	169
Humanigen, Inc.*	45	167
Surface Oncology, Inc.*	35	167
Codiak Biosciences, Inc.*	15	167
Alpine Immune Sciences, Inc.*	12	166
Eiger BioPharmaceuticals, Inc.*	32	166
Frequency Therapeutics, Inc.*	32	164
Sesen Bio, Inc.*	198	161
Seelos Therapeutics, Inc.*	99	161
Vera Therapeutics, Inc.*	6	160
XBiotech, Inc.	14	156
Adverum Biotechnologies, Inc.*	87	153
Homology Medicines, Inc.*	42	153
Adagio Therapeutics, Inc.*	21	153
Applied Therapeutics, Inc.*	17	152
Avrobio, Inc.*	38	146
Molecular Templates, Inc.*	37	145
TCR2 Therapeutics, Inc.*	31	144
Harpoon Therapeutics, Inc.*	19	143
Alpha Teknova, Inc.*	7	143
Silverback Therapeutics, Inc.*	21	140
TherapeuticsMD, Inc.*	389	138
NewAge, Inc.*	134	138
Talaris Therapeutics, Inc.*	9	138
Prelude Therapeutics, Inc.*	11	137
Viracta Therapeutics, Inc.*	37	135
Magenta Therapeutics, Inc.*	30	133
Vincerx Pharma, Inc.*	13	133
Oncocyte Corp.*	61	132
Esperion Therapeutics, Inc.*	26	130
Aspira Women's Health, Inc.*	73	129
Tonix Pharmaceuticals Holding Corp.*	361	129
Singular Genomics Systems, Inc.*	11	127
Ikena Oncology, Inc.*	10	125
XOMA Corp.*	6	125
Brooklyn ImmunoTherapeutics, Inc.*	30	125
Black Diamond Therapeutics, Inc.*	23	123
Akoya Biosciences, Inc.*	8	123
Sensei Biotherapeutics, Inc.*	21	122
Outlook Therapeutics, Inc.*	89	121
WaVe Life Sciences Ltd.*	38	119
iBio, Inc.*	217	119
Celcuity, Inc.*	9	119
Aerovate Therapeutics, Inc.*	10	118
Retractable Technologies, Inc.*	17	118
89bio, Inc.*	9	118
Exagen, Inc.*	10	116
Mustang Bio, Inc.*	70	116
Athenex, Inc.*	85	116
Absci Corp.*	14	115
Natural Grocers by Vitamin Cottage, Inc.	8	114
Immuneering Corp. — Class A*	7	113
Bolt Biotherapeutics, Inc.*	23	113
Neuronetics, Inc.*	25	111
Oncorus, Inc.*	21	111
Ampio Pharmaceuticals, Inc.*	194	111
Verrica Pharmaceuticals, Inc.*	12	110
AquaBounty Technologies, Inc.*	52	109
Solid Biosciences, Inc.*	60	105
Beyondspring, Inc.*	23	104
Rain Therapeutics, Inc.*	8	103
Oncternal Therapeutics, Inc.*	45	102
Eargo, Inc.*	20	102
HireQuest, Inc.	5	101
Puma Biotechnology, Inc.*	33	100
Ardelyx, Inc.*	89	98
CVRx, Inc.*	8	98
Greenwich Lifesciences, Inc.*	4	97
Trevena, Inc.*	164	96
Inozyme Pharma, Inc.*	14	95
Emerald Holding, Inc.*	24	95
Invacare Corp.*	34	92
Terns Pharmaceuticals, Inc.*	13	92

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Cyteir Therapeutics, Inc.*	8	$91
Avalo Therapeutics, Inc.*	53	90
Innovage Holding Corp.*	18	90
RxSight, Inc.*	8	90
Codex DNA, Inc.*	8	86
Rapid Micro Biosystems, Inc. — Class A*	8	85
Werewolf Therapeutics, Inc.*	7	83
NexImmune, Inc.*	18	83
Clene, Inc.*	20	82
Cadiz, Inc.*	21	81
Finch Therapeutics Group, Inc.*	8	80
Omega Therapeutics, Inc.*	7	79
Atreca, Inc. — Class A*	26	79
Laird Superfood, Inc.*	6	78
SOC Telemed, Inc.*	61	78
StoneMor, Inc.*	32	73
Priority Technology Holdings, Inc.*	10	71
NeuroPace, Inc.*	7	71
Zevia PBC — Class A*	10	70
Summit Therapeutics, Inc.*	26	70
Revlon, Inc. — Class A*	6	68
Acumen Pharmaceuticals, Inc.*	10	68
Biomea Fusion, Inc.*	9	67
Rallybio Corp.*	7	67
Acutus Medical, Inc.*	19	65
Gemini Therapeutics, Inc.*	22	64
Mirum Pharmaceuticals, Inc.*	4	64
Angion Biomedica Corp.*	22	64
Biodesix, Inc.*	12	64
Eliem Therapeutics, Inc.*	6	63
Talis Biomedical Corp.*	15	60
Kala Pharmaceuticals, Inc.*	48	58
Ontrak, Inc.*	9	57
GT Biopharma, Inc.*	18	55
Portage Biotech, Inc.*	5	54
Reneo Pharmaceuticals, Inc.*	6	51
Kaleido Biosciences, Inc.*	20	48
Hookipa Pharma, Inc.*	19	44
Impel Neuropharma, Inc.*	5	43
Sigilon Therapeutics, Inc.*	15	41
Spruce Biosciences, Inc.*	9	40
Team, Inc.*	26	28
Sera Prognostics, Inc. — Class A*	4	28
Forte Biosciences, Inc.*	11	24
Landos Biopharma, Inc.*	4	19
Greenlane Holdings, Inc. — Class A*	16	15
Total Consumer, Non-cyclical		708,884
Financial - 6.9%
EastGroup Properties, Inc. REIT	40	9,114
STAG Industrial, Inc. REIT	174	8,345
First Financial Bankshares, Inc.	129	6,558
Glacier Bancorp, Inc.	111	6,294
Innovative Industrial Properties, Inc. REIT	23	6,047
Terreno Realty Corp. REIT	70	5,970
SouthState Corp.	70	5,608
Cadence Bank	187	5,571
National Storage Affiliates Trust REIT	80	5,536
Valley National Bancorp	395	5,431
Houlihan Lokey, Inc.	51	5,280
Kinsale Capital Group, Inc.	22	5,234
CIT Group, Inc.	100	5,134
Trupanion, Inc.*	38	5,017
Essent Group Ltd.	110	5,008
Ryman Hospitality Properties, Inc. REIT*	54	4,966
Agree Realty Corp. REIT	69	4,924
Blackstone Mortgage Trust, Inc. — Class A REIT	159	4,869
Selective Insurance Group, Inc.	59	4,835
United Bankshares, Inc.	130	4,716
Kite Realty Group Trust REIT	216	4,704
UMB Financial Corp.	44	4,669
Healthcare Realty Trust, Inc. REIT	145	4,588
RLI Corp.	40	4,484
Walker & Dunlop, Inc.	29	4,376
Hancock Whitney Corp.	86	4,302
LXP Industrial Trust REIT	274	4,280
ServisFirst Bancshares, Inc.	50	4,247
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	77	4,090
Physicians Realty Trust REIT	215	4,048
PotlatchDeltic Corp. REIT	67	4,035
DigitalBridge Group, Inc. REIT*	479	3,990
Redfin Corp.*	103	3,954
Community Bank System, Inc.	53	3,947
Outfront Media, Inc. REIT	145	3,889
Broadstone Net Lease, Inc. REIT	156	3,872
Moelis & Co. — Class A	61	3,813
Pacific Premier Bancorp, Inc.	94	3,763
Radian Group, Inc.	178	3,761
Home BancShares, Inc.	153	3,726
BankUnited, Inc.	88	3,723
Silvergate Capital Corp. — Class A*	25	3,705
Macerich Co. REIT	214	3,698
PS Business Parks, Inc. REIT	20	3,683
Independent Bank Corp.	45	3,669
Chimera Investment Corp. REIT	235	3,544
Federated Hermes, Inc. — Class B	94	3,533
Focus Financial Partners, Inc. — Class A*	59	3,523
Hamilton Lane, Inc. — Class A	34	3,523
Apple Hospitality REIT, Inc.	214	3,456
Investors Bancorp, Inc.	228	3,454
Eastern Bankshares, Inc.	171	3,449
Associated Banc-Corp.	151	3,411
Essential Properties Realty Trust, Inc. REIT	116	3,344
Ameris Bancorp	67	3,329
Navient Corp.	156	3,310
American Equity Investment Life Holding Co.	83	3,230
Cathay General Bancorp	75	3,224
Simmons First National Corp. — Class A	108	3,195
Axos Financial, Inc.*	57	3,187
Corporate Office Properties Trust REIT	113	3,161
United Community Banks, Inc.	87	3,127

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Cushman & Wakefield plc*	139	$3,091
Texas Capital Bancshares, Inc.*	51	3,073
Piper Sandler Cos.	17	3,035
Equity Commonwealth REIT*	117	3,030
Old National Bancorp	165	2,990
Sabra Health Care REIT, Inc.	220	2,979
Enstar Group Ltd.*	12	2,971
Pebblebrook Hotel Trust REIT	130	2,908
CNO Financial Group, Inc.	121	2,885
Kennedy-Wilson Holdings, Inc.	120	2,866
Atlantic Union Bankshares Corp.	76	2,834
Artisan Partners Asset Management, Inc. — Class A	59	2,811
Live Oak Bancshares, Inc.	32	2,793
Newmark Group, Inc. — Class A	149	2,786
CVB Financial Corp.	129	2,762
First BanCorp	200	2,756
SITE Centers Corp. REIT	174	2,754
Triumph Bancorp, Inc.*	23	2,739
Independence Realty Trust, Inc. REIT	106	2,738
Uniti Group, Inc. REIT	194	2,718
Fulton Financial Corp.	159	2,703
Independent Bank Group, Inc.	37	2,670
Sunstone Hotel Investors, Inc. REIT*	218	2,557
Columbia Banking System, Inc.	78	2,552
Flagstar Bancorp, Inc.	53	2,541
Mr Cooper Group, Inc.*	61	2,538
Arbor Realty Trust, Inc. REIT	136	2,492
National Health Investors, Inc. REIT	43	2,471
LendingClub Corp.*	98	2,370
Flywire Corp.*,1	62	2,360
WSFS Financial Corp.	47	2,356
Retail Opportunity Investments Corp. REIT	120	2,352
Goosehead Insurance, Inc. — Class A	18	2,341
First Midwest Bancorp, Inc.	114	2,335
Cohen & Steers, Inc.	25	2,313
RLJ Lodging Trust REIT	166	2,312
PRA Group, Inc.*	46	2,310
First Merchants Corp.	55	2,304
PennyMac Financial Services, Inc.	33	2,303
First Financial Bancorp	94	2,292
International Bancshares Corp.	54	2,289
Brandywine Realty Trust REIT	170	2,281
Piedmont Office Realty Trust, Inc. — Class A REIT	124	2,279
Washington Federal, Inc.	68	2,270
Sandy Spring Bancorp, Inc.	47	2,260
Hilltop Holdings, Inc.	64	2,249
WesBanco, Inc.	64	2,239
Four Corners Property Trust, Inc. REIT	76	2,235
Urban Edge Properties REIT	116	2,204
Washington Real Estate Investment Trust REIT	85	2,197
CareTrust REIT, Inc.	96	2,192
Stewart Information Services Corp.	27	2,153
TowneBank	68	2,148
Banner Corp.	35	2,123
eXp World Holdings, Inc.	62	2,089
Renasant Corp.	55	2,087
Virtus Investment Partners, Inc.	7	2,080
Xenia Hotels & Resorts, Inc. REIT*	114	2,065
Park National Corp.	15	2,060
Genworth Financial, Inc. — Class A*	505	2,045
Heartland Financial USA, Inc.	40	2,024
Trustmark Corp.	62	2,013
DiamondRock Hospitality Co. REIT*	209	2,008
Lakeland Financial Corp.	25	2,004
Monmouth Real Estate Investment Corp. REIT	95	1,996
MFA Financial, Inc. REIT	437	1,993
Tanger Factory Outlet Centers, Inc. REIT	103	1,986
Customers Bancorp, Inc.*	30	1,961
Seacoast Banking Corporation of Florida	55	1,946
McGrath RentCorp	24	1,926
Easterly Government Properties, Inc. REIT	84	1,925
Realogy Holdings Corp.*	114	1,916
Veritex Holdings, Inc.	48	1,909
Meta Financial Group, Inc.	32	1,909
Bank of NT Butterfield & Son Ltd.	50	1,906
Acadia Realty Trust REIT	87	1,899
American Assets Trust, Inc. REIT	50	1,876
Great Western Bancorp, Inc.	55	1,868
Eagle Bancorp, Inc.	32	1,867
Encore Capital Group, Inc.*	30	1,863
Argo Group International Holdings Ltd.	32	1,860
Apollo Commercial Real Estate Finance, Inc. REIT	141	1,856
NexPoint Residential Trust, Inc. REIT	22	1,844
Provident Financial Services, Inc.	76	1,841
Alexander & Baldwin, Inc. REIT	73	1,832
NMI Holdings, Inc. — Class A*	83	1,814
iStar, Inc. REIT[1]	70	1,808
Two Harbors Investment Corp. REIT	313	1,806
PJT Partners, Inc. — Class A	24	1,778
B. Riley Financial, Inc.	20	1,777
Hope Bancorp, Inc.	119	1,750
Northwest Bancshares, Inc.	122	1,727
St. Joe Co.	33	1,718
PennyMac Mortgage Investment Trust REIT	99	1,716
BRP Group, Inc. — Class A*	47	1,697
First Interstate BancSystem, Inc. — Class A	41	1,667
StepStone Group, Inc. — Class A	40	1,663
NBT Bancorp, Inc.	43	1,656
Enterprise Financial Services Corp.	35	1,648
Veris Residential, Inc. REIT*	89	1,636

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Industrial Logistics Properties Trust REIT	65	$1,628
Horace Mann Educators Corp.	42	1,625
Palomar Holdings, Inc.*	25	1,619
Nelnet, Inc. — Class A	16	1,563
First Bancorp	34	1,554
Centerspace REIT	14	1,553
Paramount Group, Inc. REIT	186	1,551
Stock Yards Bancorp, Inc.	24	1,533
Global Net Lease, Inc. REIT	100	1,528
Enova International, Inc.*	37	1,516
First Commonwealth Financial Corp.	94	1,512
American National Group, Inc.	8	1,511
Brightsphere Investment Group, Inc.	58	1,485
Redwood Trust, Inc. REIT	112	1,477
Capitol Federal Financial, Inc.	130	1,473
LendingTree, Inc.*	12	1,471
BGC Partners, Inc. — Class A	312	1,451
Service Properties Trust REIT	165	1,450
FB Financial Corp.	33	1,446
Westamerica BanCorp	25	1,443
Safehold, Inc. REIT	18	1,437
New York Mortgage Trust, Inc. REIT	380	1,414
First Busey Corp.	51	1,383
Ladder Capital Corp. — Class A REIT	114	1,367
Berkshire Hills Bancorp, Inc.	48	1,365
OFG Bancorp	51	1,355
ProAssurance Corp.	53	1,341
LTC Properties, Inc. REIT	39	1,331
National Bank Holdings Corp. — Class A	30	1,318
Bancorp, Inc.*	52	1,316
OceanFirst Financial Corp.	59	1,310
Southside Bancshares, Inc.	31	1,296
Getty Realty Corp. REIT	40	1,284
Empire State Realty Trust, Inc. — Class A REIT	143	1,273
Brookline Bancorp, Inc.	77	1,246
ConnectOne Bancorp, Inc.	38	1,243
S&T Bancorp, Inc.	39	1,229
City Holding Co.	15	1,227
Broadmark Realty Capital, Inc. REIT	129	1,216
Selectquote, Inc.*	134	1,214
TriCo Bancshares	28	1,203
Employers Holdings, Inc.	29	1,200
BancFirst Corp.	17	1,200
Dime Community Bancshares, Inc.	34	1,195
Office Properties Income Trust REIT	48	1,192
Safety Insurance Group, Inc.	14	1,190
Marcus & Millichap, Inc.*	23	1,184
UMH Properties, Inc. REIT	43	1,175
Tompkins Financial Corp.	14	1,170
Apartment Investment and Management Co. — Class A REIT*	149	1,150
Premier Financial Corp.	37	1,144
Community Healthcare Trust, Inc. REIT	24	1,134
Farmer Mac — Class C	9	1,115
RPT Realty REIT	81	1,084
Banc of California, Inc.	55	1,079
American Finance Trust, Inc. REIT	118	1,077
James River Group Holdings Ltd.	37	1,066
Global Medical REIT, Inc.	60	1,065
StoneX Group, Inc.*	17	1,041
HomeStreet, Inc.	20	1,040
Nicolet Bankshares, Inc.*	12	1,029
AMERISAFE, Inc.	19	1,023
Summit Hotel Properties, Inc. REIT*	104	1,015
Cowen, Inc. — Class A	28	1,011
Preferred Bank/Los Angeles CA	14	1,005
First Foundation, Inc.	40	994
World Acceptance Corp.*	4	982
Gladstone Land Corp. REIT	29	979
German American Bancorp, Inc.	25	975
Plymouth Industrial REIT, Inc.	30	960
Washington Trust Bancorp, Inc.	17	958
Kearny Financial Corp.	72	954
Radius Global Infrastructure, Inc. — Class A*	59	950
Origin Bancorp, Inc.	22	944
Preferred Apartment Communities, Inc. — Class A REIT	52	939
Amerant Bancorp, Inc.	27	933
Lakeland Bancorp, Inc.	49	931
State Auto Financial Corp.	18	930
Gladstone Commercial Corp. REIT	36	928
GEO Group, Inc. REIT*,1	118	915
Armada Hoffler Properties, Inc. REIT	60	913
Ready Capital Corp. REIT	58	907
Bryn Mawr Bank Corp.	20	900
Horizon Bancorp, Inc.	43	897
NETSTREIT Corp. REIT	39	893
TriState Capital Holdings, Inc.*	29	878
Univest Financial Corp.	29	868
BrightSpire Capital, Inc. REIT	84	862
Heritage Financial Corp.	35	855
Metropolitan Bank Holding Corp.*	8	852
1st Source Corp.	17	843
QCR Holdings, Inc.	15	840
Columbia Financial, Inc.*	40	834
Blucora, Inc.*	48	831
City Office REIT, Inc.	42	828
Douglas Elliman, Inc.*	72	828
Peoples Bancorp, Inc.	26	827
WisdomTree Investments, Inc.	134	820
Invesco Mortgage Capital, Inc. REIT	292	812
ARMOUR Residential REIT, Inc.	82	804
Ellington Financial, Inc. REIT	47	803
Allegiance Bancshares, Inc.	19	802
Universal Health Realty Income Trust REIT	13	773

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
First Bancshares, Inc.	20	$772
Central Pacific Financial Corp.	27	761
MBIA, Inc.*	48	758
HarborOne Bancorp, Inc.	50	742
TPG RE Finance Trust, Inc. REIT	60	739
Ambac Financial Group, Inc.*	46	738
Hanmi Financial Corp.	31	734
CrossFirst Bankshares, Inc.*	47	734
Diversified Healthcare Trust REIT	237	732
First Mid Bancshares, Inc.	17	727
Northfield Bancorp, Inc.	45	727
SiriusPoint Ltd.*	89	724
Camden National Corp.	15	722
Flushing Financial Corp.	29	705
Heritage Commerce Corp.	59	704
KKR Real Estate Finance Trust, Inc. REIT	33	687
Byline Bancorp, Inc.	25	684
Chatham Lodging Trust REIT*	48	659
Cambridge Bancorp	7	655
Community Trust Bancorp, Inc.	15	654
Granite Point Mortgage Trust, Inc. REIT	55	644
Ares Commercial Real Estate Corp. REIT	44	640
eHealth, Inc.*	25	638
Peapack-Gladstone Financial Corp.	18	637
Saul Centers, Inc. REIT	12	636
TrustCo Bank Corporation NY	19	633
Phillips Edison & Company, Inc. REIT	19	628
Urstadt Biddle Properties, Inc. — Class A REIT	29	618
Franklin Street Properties Corp. REIT	103	613
CorePoint Lodging, Inc. REIT*	39	612
Bank of Marin Bancorp	16	596
Great Southern Bancorp, Inc.	10	593
Diamond Hill Investment Group, Inc.	3	583
RE/MAX Holdings, Inc. — Class A	19	579
Dynex Capital, Inc. REIT	34	568
First Community Bankshares, Inc.	17	568
One Liberty Properties, Inc. REIT	16	564
Farmers National Banc Corp.	30	557
Orchid Island Capital, Inc. REIT	123	554
CBTX, Inc.	19	551
Atlantic Capital Bancshares, Inc.*	19	547
Midland States Bancorp, Inc.	22	545
Business First Bancshares, Inc.	19	538
Mercantile Bank Corp.	15	525
Metrocity Bankshares, Inc.	19	523
Alexander's, Inc. REIT	2	521
International Money Express, Inc.*	32	511
Financial Institutions, Inc.	16	509
Coastal Financial Corp.*	10	506
Bank First Corp.	7	506
I3 Verticals, Inc. — Class A*	22	501
Independent Bank Corp.	21	501
Southern First Bancshares, Inc.*	8	500
First Financial Corp.	11	498
West BanCorp, Inc.	16	497
Reliant Bancorp, Inc.	14	497
First of Long Island Corp.	23	497
Arrow Financial Corp.	14	493
Seritage Growth Properties REIT*	37	491
United Fire Group, Inc.	21	487
RMR Group, Inc. — Class A	14	485
Franklin BSP Realty Trust, Inc. REIT	32	478
Equity Bancshares, Inc. — Class A	14	475
Merchants Bancorp	10	473
AssetMark Financial Holdings, Inc.*	18	472
Sculptor Capital Management, Inc.	22	470
HomeTrust Bancshares, Inc.	15	465
Regional Management Corp.	8	460
Waterstone Financial, Inc.	21	459
Universal Insurance Holdings, Inc.	27	459
Republic Bancorp, Inc. — Class A	9	458
MidWestOne Financial Group, Inc.	14	453
GCM Grosvenor, Inc. — Class A	43	451
Whitestone REIT — Class B	44	446
Mid Penn Bancorp, Inc.	14	444
Capstar Financial Holdings, Inc.	21	442
Alerus Financial Corp.	15	439
Bar Harbor Bankshares	15	434
National Western Life Group, Inc. — Class A	2	429
Oportun Financial Corp.*	21	425
CNB Financial Corp.	16	424
First Internet Bancorp	9	423
Hingham Institution For Savings The	1	420
CatchMark Timber Trust, Inc. — Class A REIT	48	418
Citizens & Northern Corp.	16	418
HCI Group, Inc.	5	418
Southern Missouri Bancorp, Inc.	8	417
Oppenheimer Holdings, Inc. — Class A	9	417
MVB Financial Corp.	10	415
American National Bankshares, Inc.	11	414
Blue Foundry Bancorp*	28	410
FRP Holdings, Inc.*	7	405
Enterprise Bancorp, Inc.	9	404
Carter Bankshares, Inc.*	26	400
SmartFinancial, Inc.	14	383
Bridgewater Bancshares, Inc.*	21	371
Capital City Bank Group, Inc.	14	370
Peoples Financial Services Corp.	7	369
CTO Realty Growth, Inc. REIT	6	369
EZCORP, Inc. — Class A*	50	368
RBB Bancorp	14	367

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Primis Financial Corp.	24	$361
Atlanticus Holdings Corp.*	5	357
Sierra Bancorp	13	353
Old Second Bancorp, Inc.	28	353
Farmland Partners, Inc. REIT	29	347
Spirit of Texas Bancshares, Inc.	12	345
Civista Bancshares, Inc.	14	342
Curo Group Holdings Corp.	21	336
Home Bancorp, Inc.	8	332
Indus Realty Trust, Inc. REIT	4	324
Ocwen Financial Corp.*	8	320
Tiptree, Inc. — Class A	23	318
First Bancorp, Inc.	10	314
South Plains Financial, Inc.	11	306
Blue Ridge Bankshares, Inc.	17	304
Hersha Hospitality Trust REIT*	33	303
Summit Financial Group, Inc.	11	302
Guaranty Bancshares, Inc.	8	301
Great Ajax Corp. REIT	22	290
Howard Bancorp, Inc.*	13	283
Provident Bancorp, Inc.	15	279
Orrstown Financial Services, Inc.	11	277
Braemar Hotels & Resorts, Inc. REIT*	53	270
Greenhill & Company, Inc.	15	269
Red River Bancshares, Inc.	5	268
Citizens, Inc.*,1	50	266
BRT Apartments Corp. REIT	11	264
Northrim BanCorp, Inc.	6	261
PCSB Financial Corp.	13	248
Postal Realty Trust, Inc. — Class A REIT	12	238
Fidelity D&D Bancorp, Inc.	4	236
FS Bancorp, Inc.	7	235
Amalgamated Financial Corp.	14	235
Macatawa Bank Corp.	26	229
Independence Holding Co.	4	227
Luther Burbank Corp.	16	225
First Bank/Hamilton NJ	15	218
Donegal Group, Inc. — Class A	15	214
Maiden Holdings Ltd.*	70	214
Legacy Housing Corp.*	8	212
Capital Bancorp, Inc.	8	210
Greenlight Capital Re Ltd. — Class A*	26	204
Investors Title Co.	1	197
HBT Financial, Inc.	10	187
Marlin Business Services Corp.	8	186
Altus Midstream Co. — Class A	3	184
AFC Gamma, Inc. REIT	8	182
NI Holdings, Inc.*	9	170
Republic First Bancorp, Inc.*	45	167
Pzena Investment Management, Inc. — Class A	17	161
Trean Insurance Group, Inc.*	18	160
Ashford Hospitality Trust, Inc. REIT*	16	154
Heritage Insurance Holdings, Inc.	26	153
Five Star Bancorp	5	150
Pioneer Bancorp, Inc.*	12	136
GAMCO Investors, Inc. — Class A	5	125
Velocity Financial, Inc.*	9	123
Crawford & Co. — Class A	16	120
Clipper Realty, Inc. REIT	12	119
Retail Value, Inc. REIT	18	116
Angel Oak Mortgage, Inc. REIT	7	115
Fathom Holdings, Inc.*	5	102
United Insurance Holdings Corp.	20	87
MetroMile, Inc.*	39	85
Finance of America Companies, Inc. — Class A*	18	71
Rafael Holdings, Inc. — Class B*	10	51
Associated Capital Group, Inc. — Class A	1	43
Home Point Capital, Inc.	7	31
Total Financial		683,226
Consumer, Cyclical - 4.0%
AMC Entertainment Holdings, Inc. — Class A*,1	514	13,981
BJ's Wholesale Club Holdings, Inc.*	138	9,242
Macy's, Inc.	313	8,194
Crocs, Inc.*	57	7,309
Fox Factory Holding Corp.*	42	7,144
Scientific Games Corp. — Class A*	97	6,482
Texas Roadhouse, Inc. — Class A	70	6,250
WESCO International, Inc.*	45	5,922
Goodyear Tire & Rubber Co.*	276	5,884
Wingstop, Inc.	30	5,184
Avient Corp.	92	5,147
Murphy USA, Inc.	24	4,782
Meritage Homes Corp.*	38	4,638
Signet Jewelers Ltd.	53	4,613
Adient plc*	95	4,549
Hilton Grand Vacations, Inc.*	86	4,481
Papa John's International, Inc.	33	4,405
Taylor Morrison Home Corp. — Class A*	122	4,265
Skyline Champion Corp.*	53	4,186
National Vision Holdings, Inc.*	82	3,935
LCI Industries	25	3,897
American Eagle Outfitters, Inc.	153	3,874
Steven Madden Ltd.	82	3,811
Asbury Automotive Group, Inc.*	22	3,800
Resideo Technologies, Inc.*	144	3,748
Sonos, Inc.*	120	3,576
Boot Barn Holdings, Inc.*	29	3,568
Group 1 Automotive, Inc.	18	3,514
KB Home	78	3,489
Academy Sports & Outdoors, Inc.*	78	3,424
Red Rock Resorts, Inc. — Class A	62	3,411
LGI Homes, Inc.*	22	3,399
SeaWorld Entertainment, Inc.*	52	3,373
Dana, Inc.	145	3,309
MDC Holdings, Inc.	58	3,238
Installed Building Products, Inc.	23	3,214
Beacon Roofing Supply, Inc.*	56	3,212
Callaway Golf Co.*	116	3,183
UniFirst Corp.	15	3,156
Tri Pointe Homes, Inc.*	113	3,152
Visteon Corp.*	28	3,112
Cracker Barrel Old Country Store, Inc.	24	3,087

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Dorman Products, Inc.*	27	$3,051
FirstCash Holdings, Inc.	40	2,992
Cannae Holdings, Inc.*	85	2,988
Gentherm, Inc.*	34	2,955
MillerKnoll, Inc.	75	2,939
International Game Technology plc	101	2,920
Cavco Industries, Inc.*	9	2,859
Allegiant Travel Co. — Class A*	15	2,806
Shake Shack, Inc. — Class A*	38	2,742
Vista Outdoor, Inc.*	58	2,672
Kontoor Brands, Inc.	52	2,665
Fisker, Inc.*	163	2,564
Nu Skin Enterprises, Inc. — Class A	50	2,537
GMS, Inc.*	42	2,525
Winnebago Industries, Inc.	33	2,472
Century Communities, Inc.	30	2,454
Rush Enterprises, Inc. — Class A	43	2,393
Wolverine World Wide, Inc.	82	2,362
Nikola Corp.*	225	2,221
Spirit Airlines, Inc.*	99	2,163
Abercrombie & Fitch Co. — Class A*	62	2,159
Sally Beauty Holdings, Inc.*	114	2,104
Urban Outfitters, Inc.*	69	2,026
SkyWest, Inc.*	50	1,965
Jack in the Box, Inc.	22	1,925
KAR Auction Services, Inc.*	120	1,874
Methode Electronics, Inc.	38	1,868
Bloomin' Brands, Inc.*	89	1,867
Acushnet Holdings Corp.	35	1,858
HNI Corp.	44	1,850
ODP Corp.*	47	1,846
iRobot Corp.*	28	1,845
Veritiv Corp.*	15	1,839
Everi Holdings, Inc.*	86	1,836
Lions Gate Entertainment Corp. — Class B*	119	1,831
Madison Square Garden Entertainment Corp.*	26	1,829
M/I Homes, Inc.*	29	1,803
Cheesecake Factory, Inc.*	46	1,801
Sleep Number Corp.*	23	1,762
Cinemark Holdings, Inc.*	108	1,741
Camping World Holdings, Inc. — Class A	43	1,737
Shyft Group, Inc.	35	1,720
Meritor, Inc.*	68	1,685
Brinker International, Inc.*	46	1,683
World Fuel Services Corp.	63	1,668
Dave & Buster's Entertainment, Inc.*	43	1,651
La-Z-Boy, Inc.	45	1,634
PriceSmart, Inc.	22	1,610
Big Lots, Inc.	34	1,532
Oxford Industries, Inc.	15	1,523
Franchise Group, Inc.	29	1,513
Dillard's, Inc. — Class A1	6	1,470
Bed Bath & Beyond, Inc.*,1	100	1,458
H&E Equipment Services, Inc.	32	1,417
Malibu Boats, Inc. — Class A*	20	1,375
Healthcare Services Group, Inc.	76	1,352
Bally's Corp.*	33	1,256
MarineMax, Inc.*	21	1,240
XPEL, Inc.*	18	1,229
Buckle, Inc.	29	1,227
G-III Apparel Group Ltd.*	44	1,216
Dine Brands Global, Inc.	16	1,213
Hibbett, Inc.	16	1,151
Children's Place, Inc.*	14	1,110
Standard Motor Products, Inc.	21	1,100
Aspen Aerogels, Inc.*	22	1,095
Sonic Automotive, Inc. — Class A	22	1,088
Arko Corp.*	122	1,070
OptimizeRx Corp.*	17	1,056
Zumiez, Inc.*	22	1,056
American Axle & Manufacturing Holdings, Inc.*	113	1,054
Steelcase, Inc. — Class A	89	1,043
Liberty Media Corporation-Liberty Braves — Class C*	37	1,040
Denny's Corp.*	63	1,008
Wabash National Corp.	50	976
Lions Gate Entertainment Corp. — Class A*	58	965
Genesco, Inc.*	15	963
Monarch Casino & Resort, Inc.*	13	961
Clean Energy Fuels Corp.*	155	950
Guess?, Inc.	40	947
Interface, Inc. — Class A	59	941
Green Brick Partners, Inc.*	31	940
Hawaiian Holdings, Inc.*	51	937
Douglas Dynamics, Inc.	23	898
IMAX Corp.*	50	892
ScanSource, Inc.*	25	877
Rush Street Interactive, Inc.*	53	874
Portillo's, Inc. — Class A*	23	863
BlueLinx Holdings, Inc.*	9	862
Lovesac Co.*	13	861
Golden Entertainment, Inc.*	17	859
Citi Trends, Inc.*	9	853
Designer Brands, Inc. — Class A*	60	853
Caleres, Inc.	37	839
Canoo, Inc.*	106	818
Rite Aid Corp.*	55	808
BJ's Restaurants, Inc.*	23	795
Tenneco, Inc. — Class A*	69	780
Purple Innovation, Inc.*	58	770
Tupperware Brands Corp.*	50	764
Winmark Corp.	3	745
Accel Entertainment, Inc.*	57	742
Hyliion Holdings Corp.*,1	117	725
Sun Country Airlines Holdings, Inc.*	26	708
GrowGeneration Corp.*	54	705
Shoe Carnival, Inc.	18	703
Titan Machinery, Inc.*	20	674
Beazer Homes USA, Inc.*	29	673
VSE Corp.	11	670
Movado Group, Inc.	16	669
Clarus Corp.	24	665
Ruth's Hospitality Group, Inc.*	33	657
Life Time Group Holdings, Inc.*	38	654
Chico's FAS, Inc.*	120	646
PLBY Group, Inc.*	24	639

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Hovnanian Enterprises, Inc. — Class A*	5	$636
RCI Hospitality Holdings, Inc.	8	623
TravelCenters of America, Inc.*	12	619
Party City Holdco, Inc.*	111	618
America's Car-Mart, Inc.*	6	614
OneWater Marine, Inc. — Class A	10	610
Ethan Allen Interiors, Inc.	23	605
Chuy's Holdings, Inc.*	20	602
Aeva Technologies, Inc.*	77	582
Titan International, Inc.*	51	559
A-Mark Precious Metals, Inc.	9	550
MasterCraft Boat Holdings, Inc.*	19	538
Global Industrial Co.	13	532
OneSpaWorld Holdings Ltd.*	53	531
Workhorse Group, Inc.*	121	528
Haverty Furniture Companies, Inc.	17	520
Sportsman's Warehouse Holdings, Inc.*	44	519
Funko, Inc. — Class A*	27	508
PetMed Express, Inc.	20	505
Modine Manufacturing Co.*	50	505
Ideanomics, Inc.*	414	497
LL Flooring Holdings, Inc.*	29	495
Fossil Group, Inc.*	48	494
Bluegreen Vacations Holding Corp.*	14	491
Universal Electronics, Inc.*	12	489
Lindblad Expeditions Holdings, Inc.*	31	484
Frontier Group Holdings, Inc.*	35	475
PC Connection, Inc.	11	474
Johnson Outdoors, Inc. — Class A	5	468
Romeo Power, Inc.*	126	460
Conn's, Inc.*	18	423
REV Group, Inc.	29	410
Full House Resorts, Inc.*	33	400
Big 5 Sporting Goods Corp.[1]	21	399
Golden Nugget Online Gaming, Inc.*	40	398
Marcus Corp.*	22	393
Cooper-Standard Holdings, Inc.*	17	381
Rush Enterprises, Inc. — Class B	7	378
Del Taco Restaurants, Inc.	30	373
Noodles & Co.*	41	372
Tilly's, Inc. — Class A	23	371
Forestar Group, Inc.*	17	370
Kimball International, Inc. — Class B	36	369
GAN Ltd.*	40	368
Miller Industries, Inc.	11	367
Velodyne Lidar, Inc.*	75	348
Cato Corp. — Class A	20	343
Lordstown Motors Corp. — Class A*	96	331
Century Casinos, Inc.*	27	329
Motorcar Parts of America, Inc.*	19	324
Kura Sushi USA, Inc. — Class A*	4	323
Container Store Group, Inc.*	32	319
Liberty Media Corporation-Liberty Braves — Class A*	10	287
Hooker Furnishings Corp.	12	279
Rocky Brands, Inc.	7	279
Snap One Holdings Corp.*	13	274
El Pollo Loco Holdings, Inc.*	19	270
Traeger, Inc.*	22	267
ONE Group Hospitality, Inc.*	21	265
Superior Group of Companies, Inc.	12	263
Barnes & Noble Education, Inc.*	38	259
Commercial Vehicle Group, Inc.*	32	258
Blue Bird Corp.*	16	250
Red Robin Gourmet Burgers, Inc.*	15	248
F45 Training Holdings, Inc.*	21	229
Esports Technologies, Inc.*	11	226
Vera Bradley, Inc.*	26	221
Weber, Inc. — Class A1	17	220
Shift Technologies, Inc.*	62	211
Arcimoto, Inc.*	27	210
Kirkland's, Inc.*	14	209
Lifetime Brands, Inc.	13	208
Fiesta Restaurant Group, Inc.*	18	198
Casper Sleep, Inc.*	29	194
Mesa Air Group, Inc.*	34	190
Flexsteel Industries, Inc.	7	188
EVI Industries, Inc.*	6	187
Xponential Fitness, Inc. — Class A*	9	184
Nautilus, Inc.*	30	184
Duluth Holdings, Inc. — Class B*	12	182
Daktronics, Inc.*	36	182
NEOGAMES S.A.*	6	167
CarLotz, Inc.*	72	163
Liberty TripAdvisor Holdings, Inc. — Class A*	73	158
Escalade, Inc.	10	158
VOXX International Corp. — Class A*	15	153
Bassett Furniture Industries, Inc.	9	151
Biglari Holdings, Inc. — Class B*	1	143
Lazydays Holdings, Inc.*	6	129
Torrid Holdings, Inc.*	13	128
JOANN, Inc.[1]	12	125
Drive Shack, Inc.*	83	119
XL Fleet Corp.*	34	113
Aterian, Inc.*	26	107
Carrols Restaurant Group, Inc.	34	101
Hamilton Beach Brands Holding Co. — Class A	7	100
Marine Products Corp.	8	100
Chicken Soup For The Soul Entertainment, Inc.*	7	97
Target Hospitality Corp.*	25	89
Hall of Fame Resort & Entertainment Co.*	55	84
Eros STX Global Corp.*	317	76
Landsea Homes Corp.*	9	66
Regis Corp.*	24	42
CompX International, Inc.	1	22
MedAvail Holdings, Inc.*	12	17
Total Consumer, Cyclical		398,900
Industrial - 3.9%
Tetra Tech, Inc.	54	9,169

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Saia, Inc.*	26	$8,763
WillScot Mobile Mini Holdings Corp.*	209	8,535
II-VI, Inc.*	105	7,175
EMCOR Group, Inc.	54	6,879
Novanta, Inc.*	35	6,171
Simpson Manufacturing Company, Inc.	44	6,119
Exponent, Inc.	52	6,070
Chart Industries, Inc.*	37	5,901
RBC Bearings, Inc.*	28	5,655
UFP Industries, Inc.	60	5,521
Watts Water Technologies, Inc. — Class A	28	5,437
Evoqua Water Technologies Corp.*	116	5,423
Atkore International Group, Inc.*	46	5,115
John Bean Technologies Corp.	32	4,914
Summit Materials, Inc. — Class A*	118	4,736
Franklin Electric Company, Inc.	47	4,444
Zurn Water Solutions Corp.	122	4,441
Fabrinet*	37	4,383
Casella Waste Systems, Inc. — Class A*	50	4,271
Applied Industrial Technologies, Inc.	39	4,005
Matson, Inc.	43	3,871
Hillenbrand, Inc.	73	3,795
GATX Corp.	36	3,751
SPX FLOW, Inc.	42	3,632
Comfort Systems USA, Inc.	36	3,562
Fluor Corp.*	142	3,517
Aerojet Rocketdyne Holdings, Inc.	75	3,507
Helios Technologies, Inc.	33	3,471
Advanced Energy Industries, Inc.	38	3,460
EnerSys	43	3,400
Mueller Industries, Inc.	57	3,383
Altra Industrial Motion Corp.	65	3,352
AAON, Inc.	42	3,336
Forward Air Corp.	27	3,269
ArcBest Corp.	26	3,116
Badger Meter, Inc.	29	3,090
Welbilt, Inc.*	130	3,090
Itron, Inc.*	45	3,083
Bloom Energy Corp. — Class A*	140	3,070
Kennametal, Inc.	84	3,016
Werner Enterprises, Inc.	63	3,003
Terex Corp.	68	2,989
Belden, Inc.	45	2,958
Vishay Intertechnology, Inc.	133	2,909
Encore Wire Corp.	20	2,862
Masonite International Corp.*	24	2,831
Dycom Industries, Inc.*	30	2,813
Hub Group, Inc. — Class A*	33	2,780
Boise Cascade Co.	39	2,777
Albany International Corp. — Class A	31	2,742
Atlas Air Worldwide Holdings, Inc.*	29	2,729
Sanmina Corp.*	65	2,695
Energizer Holdings, Inc.	67	2,687
Plexus Corp.*	28	2,685
Vicor Corp.*	21	2,667
SPX Corp.*	44	2,626
Federal Signal Corp.	60	2,600
Brady Corp. — Class A	48	2,587
Kadant, Inc.	11	2,535
Arcosa, Inc.	48	2,530
CryoPort, Inc.*	41	2,426
Trinity Industries, Inc.	79	2,386
Kratos Defense & Security Solutions, Inc.*	122	2,367
Moog, Inc. — Class A	29	2,348
GrafTech International Ltd.	198	2,342
ESCO Technologies, Inc.	26	2,340
EnPro Industries, Inc.	21	2,312
Mueller Water Products, Inc. — Class A	158	2,275
Barnes Group, Inc.	48	2,236
JELD-WEN Holding, Inc.*	84	2,214
Gibraltar Industries, Inc.*	33	2,200
Knowles Corp.*	90	2,102
Cactus, Inc. — Class A	55	2,097
O-I Glass, Inc.*	158	1,901
MYR Group, Inc.*	17	1,879
Patrick Industries, Inc.	23	1,856
Materion Corp.	20	1,839
Worthington Industries, Inc.	33	1,804
NV5 Global, Inc.*	13	1,795
Granite Construction, Inc.	46	1,780
Air Transport Services Group, Inc.*	58	1,704
CSW Industrials, Inc.	14	1,692
Lindsay Corp.	11	1,672
Mesa Laboratories, Inc.	5	1,640
Montrose Environmental Group, Inc.*	23	1,622
TTM Technologies, Inc.*	107	1,594
Astec Industries, Inc.	23	1,593
TriMas Corp.	43	1,591
OSI Systems, Inc.*	17	1,584
Greif, Inc. — Class A	26	1,569
Tennant Co.	19	1,540
Alamo Group, Inc.	10	1,472
Greenbrier Companies, Inc.	32	1,468
Proto Labs, Inc.*	28	1,438
Ranpak Holdings Corp.*	38	1,428
AeroVironment, Inc.*	23	1,427
AZZ, Inc.	25	1,382
Griffon Corp.	47	1,339
Standex International Corp.	12	1,328
AAR Corp.*	34	1,327
PGT Innovations, Inc.*	58	1,304
Harsco Corp.*	78	1,303
GoPro, Inc. — Class A*	126	1,299
Columbus McKinnon Corp.	28	1,295
Primoris Services Corp.	54	1,295
Ichor Holdings Ltd.*	28	1,289
Golar LNG Ltd.*	104	1,289
FARO Technologies, Inc.*	18	1,260
Enerpac Tool Group Corp.	61	1,237
Apogee Enterprises, Inc.	25	1,204
Triumph Group, Inc.*	64	1,186
Kaman Corp.	27	1,165

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Sturm Ruger & Company, Inc.	17	$1,156
Matthews International Corp. — Class A	31	1,137
Hydrofarm Holdings Group, Inc.*	39	1,103
American Woodmark Corp.*	16	1,043
nLight, Inc.*	43	1,030
Marten Transport Ltd.	60	1,030
Gorman-Rupp Co.	23	1,025
US Ecology, Inc.*	32	1,022
Great Lakes Dredge & Dock Corp.*	65	1,022
Blink Charging Co.*,1	37	981
Benchmark Electronics, Inc.	36	976
Cornerstone Building Brands, Inc.*	55	959
Energy Recovery, Inc.*	42	903
Smith & Wesson Brands, Inc.	48	855
Construction Partners, Inc. — Class A*	29	853
SFL Corporation Ltd.	104	848
Frontline Ltd.*	119	841
MicroVision, Inc.*	165	827
Heartland Express, Inc.	48	807
TimkenSteel Corp.*	46	759
Insteel Industries, Inc.	19	756
Napco Security Technologies, Inc.*	15	750
DHT Holdings, Inc.	142	737
Sterling Construction Company, Inc.*	28	736
Myers Industries, Inc.	36	720
Chase Corp.	7	697
Forterra, Inc.*	29	690
International Seaways, Inc.	46	675
Costamare, Inc.	53	670
Manitowoc Company, Inc.*	35	651
Yellow Corp.*	50	629
Scorpio Tankers, Inc.	48	615
Comtech Telecommunications Corp.	25	592
Argan, Inc.	15	580
Latham Group, Inc.*	23	576
Identiv, Inc.*	20	563
Thermon Group Holdings, Inc.*	33	559
Pactiv Evergreen, Inc.	43	545
Luxfer Holdings plc	28	541
Tutor Perini Corp.*	42	519
CIRCOR International, Inc.*	19	517
Ducommun, Inc.*	11	514
Stoneridge, Inc.*	26	513
Heritage-Crystal Clean, Inc.*	16	512
Genco Shipping & Trading Ltd.	32	512
Babcock & Wilcox Enterprises, Inc.*	56	505
Kimball Electronics, Inc.*	23	500
Meta Materials, Inc.*,1	200	492
UFP Technologies, Inc.*	7	492
Haynes International, Inc.	12	484
AMMO, Inc.*,1	87	474
DXP Enterprises, Inc.*	18	462
IES Holdings, Inc.*	9	456
Centrus Energy Corp. — Class A*	9	449
Vishay Precision Group, Inc.*	12	445
Allied Motion Technologies, Inc.	12	438
Ryerson Holding Corp.	16	417
National Presto Industries, Inc.	5	410
Xometry, Inc. — Class A*	8	410
Eagle Bulk Shipping, Inc.	9	410
Daseke, Inc.*	40	402
Dorian LPG Ltd.	31	393
View, Inc.*	98	383
Omega Flex, Inc.	3	381
Hyster-Yale Materials Handling, Inc.	9	370
Greif, Inc. — Class B	6	359
NVE Corp.	5	342
908 Devices, Inc.*	13	336
Turtle Beach Corp.*	15	334
Kopin Corp.*	78	319
Covenant Logistics Group, Inc. — Class A*	12	317
PureCycle Technologies, Inc.*	33	316
Tredegar Corp.	26	307
Fluidigm Corp.*	76	298
Akoustis Technologies, Inc.*	44	294
American Superconductor Corp.*	27	294
Radiant Logistics, Inc.*	40	292
Astronics Corp.*	24	288
Northwest Pipe Co.*	9	286
American Outdoor Brands, Inc.*	14	279
Pure Cycle Corp.*	19	278
Lawson Products, Inc.*	5	274
Powell Industries, Inc.	9	265
Park Aerospace Corp.	20	264
Luna Innovations, Inc.*	31	262
Teekay Tankers Ltd. — Class A*	24	262
Caesarstone Ltd.	23	261
Nordic American Tankers Ltd.	153	259
Infrastructure and Energy Alternatives, Inc.*	28	258
Byrna Technologies, Inc.*	19	254
Safe Bulkers, Inc.*	61	230
Teekay Corp.*	70	220
Concrete Pumping Holdings, Inc.*	26	213
PAM Transportation Services, Inc.*	3	213
Olympic Steel, Inc.	9	211
Eastman Kodak Co.*	45	211
Sight Sciences, Inc.*	11	193
CECO Environmental Corp.*	31	193
Park-Ohio Holdings Corp.	9	191
INNOVATE Corp.*	48	178
NN, Inc.*	42	172
Iteris, Inc.*	43	172
AerSale Corp.*	9	160
US Xpress Enterprises, Inc. — Class A*	27	158
Mistras Group, Inc.*	20	149
Mayville Engineering Company, Inc.*	9	134
Universal Logistics Holdings, Inc.	7	132
Atlas Technical Consultants, Inc.*	14	118
Willis Lease Finance Corp.*	3	113
Sharps Compliance Corp.*	15	107

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
AgEagle Aerial Systems, Inc.*	68	$107
Karat Packaging, Inc.*	3	61
NL Industries, Inc.	8	59
Total Industrial		388,250
Technology - 3.4%
Synaptics, Inc.*	39	11,291
Lattice Semiconductor Corp.*	136	10,480
Silicon Laboratories, Inc.*	39	8,050
Ambarella, Inc.*	35	7,101
KBR, Inc.	141	6,714
Rapid7, Inc.*	56	6,591
Semtech Corp.*	65	5,781
Workiva, Inc.*	43	5,611
Blackline, Inc.*	54	5,591
Power Integrations, Inc.	60	5,573
Digital Turbine, Inc.*	91	5,550
CMC Materials, Inc.	28	5,367
MaxLinear, Inc. — Class A*	71	5,353
Asana, Inc. — Class A*	70	5,219
Varonis Systems, Inc.*	106	5,171
SPS Commerce, Inc.*	36	5,125
Tenable Holdings, Inc.*	91	5,011
Onto Innovation, Inc.*	49	4,960
Maximus, Inc.	62	4,939
Ziff Davis, Inc.*	44	4,878
Diodes, Inc.*	44	4,832
ExlService Holdings, Inc.*	33	4,777
SiTime Corp.*	16	4,681
Qualys, Inc.*	34	4,665
Sailpoint Technologies Holdings, Inc.*	92	4,447
MicroStrategy, Inc. — Class A*,1	8	4,356
Envestnet, Inc.*	54	4,284
ACI Worldwide, Inc.*	118	4,095
Sprout Social, Inc. — Class A*	45	4,081
DigitalOcean Holdings, Inc.*	50	4,017
Blackbaud, Inc.*	49	3,870
MACOM Technology Solutions Holdings, Inc.*	49	3,837
Kulicke & Soffa Industries, Inc.	62	3,754
Box, Inc. — Class A*	143	3,745
Insight Enterprises, Inc.*	35	3,731
Altair Engineering, Inc. — Class A*	47	3,634
FormFactor, Inc.*	78	3,566
Verint Systems, Inc.*	65	3,413
Rambus, Inc.*	108	3,174
CommVault Systems, Inc.*	45	3,101
Cerence, Inc.*	38	2,912
PagerDuty, Inc.*	81	2,815
Apollo Medical Holdings, Inc.*,1	38	2,792
Momentive Global, Inc.*	130	2,750
3D Systems Corp.*	121	2,606
Ultra Clean Holdings, Inc.*	45	2,581
Appian Corp.*	39	2,543
Bottomline Technologies DE, Inc.*	45	2,541
Amkor Technology, Inc.	102	2,529
Axcelis Technologies, Inc.*	33	2,461
NetScout Systems, Inc.*	71	2,349
LivePerson, Inc.*	65	2,322
Allscripts Healthcare Solutions, Inc.*	124	2,288
Vocera Communications, Inc.*	35	2,269
Appfolio, Inc. — Class A*	18	2,179
Evolent Health, Inc. — Class A*	77	2,131
Progress Software Corp.	44	2,124
Outset Medical, Inc.*	46	2,120
Cardlytics, Inc.*	32	2,115
Zuora, Inc. — Class A*	112	2,092
Verra Mobility Corp.*	134	2,068
ManTech International Corp. — Class A	28	2,042
Phreesia, Inc.*	49	2,041
1Life Healthcare, Inc.*	116	2,038
Health Catalyst, Inc.*	51	2,021
Xperi Holding Corp.	106	2,004
Super Micro Computer, Inc.*	43	1,890
8x8, Inc.*	111	1,860
CSG Systems International, Inc.	32	1,844
E2open Parent Holdings, Inc.*	163	1,835
Cohu, Inc.*	48	1,828
BigCommerce Holdings, Inc.*	49	1,733
Impinj, Inc.*	19	1,685
Bandwidth, Inc. — Class A*	23	1,651
Avaya Holdings Corp.*	83	1,643
TTEC Holdings, Inc.	18	1,630
Schrodinger Incorporated/United States*	46	1,602
Grid Dynamics Holdings, Inc.*	42	1,595
JFrog Ltd.*	53	1,574
Veeco Instruments, Inc.*	50	1,424
Domo, Inc. — Class B*	28	1,389
PROS Holdings, Inc.*	40	1,380
Ping Identity Holding Corp.*	60	1,373
Donnelley Financial Solutions, Inc.*	29	1,367
Unisys Corp.*	66	1,358
PAR Technology Corp.*	25	1,319
SMART Global Holdings, Inc.*	18	1,278
Alpha & Omega Semiconductor Ltd.*	21	1,272
Porch Group, Inc.*	78	1,216
Pitney Bowes, Inc.	177	1,173
Avid Technology, Inc.*	36	1,173
Sumo Logic, Inc.*	86	1,166
CTS Corp.	31	1,138
Photronics, Inc.*	60	1,131
Yext, Inc.*	112	1,111
Alignment Healthcare, Inc.*	78	1,097
Sapiens International Corporation N.V.	31	1,068
Model N, Inc.*	35	1,051
NextGen Healthcare, Inc.*	57	1,014
PDF Solutions, Inc.*	30	954
CEVA, Inc.*	22	951
Desktop Metal, Inc. — Class A*	188	931
Parsons Corp.*	27	908
Conduent, Inc.*	167	892
Agilysys, Inc.*	20	889
Consensus Cloud Solutions, Inc.*	15	868
American Software, Inc. — Class A	32	837
Digi International, Inc.*	33	811
Ouster, Inc.*	154	801
Ebix, Inc.	26	790
Mitek Systems, Inc.*	43	763

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Rackspace Technology, Inc.*	55	$741
Simulations Plus, Inc.	15	710
PowerSchool Holdings, Inc. — Class A*	43	708
PAE, Inc.*	70	695
Diebold Nixdorf, Inc.*	73	661
Veritone, Inc.*	29	652
Telos Corp.*	40	617
OneSpan, Inc.*	35	593
Corsair Gaming, Inc.*,1	27	567
Cantaloupe, Inc.*	59	524
Upland Software, Inc.*	29	520
Privia Health Group, Inc.*	20	517
Digimarc Corp.*	13	513
Vuzix Corp.*,1	59	511
BTRS Holdings, Inc. — Class A*	65	508
Inseego Corp.*,1	83	484
ON24, Inc.*	27	468
CS Disco, Inc.*	12	429
Brightcove, Inc.*	41	419
Computer Programs and Systems, Inc.*	14	410
Atomera, Inc.*	20	402
Integral Ad Science Holding Corp.*	17	378
Daily Journal Corp.*	1	357
AXT, Inc.*	40	352
Tabula Rasa HealthCare, Inc.*	23	345
Quantum Corp.*	58	320
Genius Brands International, Inc.*	282	296
Instructure Holdings, Inc.*	12	288
MeridianLink, Inc.*	13	281
CoreCard Corp.*	7	272
Rimini Street, Inc.*	44	263
EMCORE Corp.*	37	258
Benefitfocus, Inc.*	24	256
EverCommerce, Inc.*	16	252
Intapp, Inc.*	10	252
Smith Micro Software, Inc.*	46	226
GTY Technology Holdings, Inc.*	32	214
Rekor Systems, Inc.*	32	210
eGain Corp.*	20	200
PlayAGS, Inc.*	28	190
Castlight Health, Inc. — Class B*	121	186
DarioHealth Corp.*	14	182
Forian, Inc.*	19	171
iCAD, Inc.*	22	158
SecureWorks Corp. — Class A*	9	144
Alkami Technology, Inc.*	7	140
SkyWater Technology, Inc.*	8	130
Viant Technology, Inc. — Class A*	12	116
Outbrain, Inc.*	8	112
Convey Health Solutions Holdings, Inc.*	13	109
StarTek, Inc.*	17	89
GreenBox POS*	18	76
IBEX Holdings Ltd.*	5	64
Kaltura, Inc.*	17	57
NantHealth, Inc.*	27	29
Total Technology		341,034
Energy - 1.3%
Ovintiv, Inc.	262	8,829
Chesapeake Energy Corp.	104	6,710
Antero Resources Corp.*	286	5,005
PDC Energy, Inc.	100	4,878
Southwestern Energy Co.*	1,003	4,674
Range Resources Corp.*	240	4,279
Equitrans Midstream Corp.	408	4,219
ChampionX Corp.*	203	4,103
Matador Resources Co.	111	4,098
Denbury, Inc.*	51	3,906
Murphy Oil Corp.	147	3,838
SM Energy Co.	119	3,508
California Resources Corp.	82	3,502
CNX Resources Corp.*	207	2,846
Magnolia Oil & Gas Corp. — Class A	140	2,642
Whiting Petroleum Corp.*	39	2,522
Oasis Petroleum, Inc.	20	2,520
Helmerich & Payne, Inc.	106	2,512
Sunnova Energy International, Inc.*	86	2,401
Stem, Inc.*	112	2,125
Civitas Resources, Inc.	43	2,106
Array Technologies, Inc.*	127	1,993
Renewable Energy Group, Inc.*	45	1,910
Callon Petroleum Co.*	40	1,890
FuelCell Energy, Inc.*,1	325	1,690
SunPower Corp. — Class A*,1	80	1,670
Green Plains, Inc.*	48	1,668
Patterson-UTI Energy, Inc.	186	1,572
Kosmos Energy Ltd.*	404	1,398
Arch Resources, Inc.	15	1,370
Warrior Met Coal, Inc.	52	1,337
PBF Energy, Inc. — Class A*	97	1,258
Oceaneering International, Inc.*	100	1,131
Tellurian, Inc.*	360	1,109
Centennial Resource Development, Inc. — Class A*	181	1,082
Northern Oil and Gas, Inc.	52	1,070
Archrock, Inc.	135	1,010
Delek US Holdings, Inc.*	66	989
NOW, Inc.*	111	948
Brigham Minerals, Inc. — Class A	44	928
Liberty Oilfield Services, Inc. — Class A*	91	883
Gevo, Inc.*,1	195	835
Peabody Energy Corp.*	81	816
CONSOL Energy, Inc.*	35	795
Laredo Petroleum, Inc.*	13	782
Bristow Group, Inc.*	24	760
Comstock Resources, Inc.*	92	744
Par Pacific Holdings, Inc.*	44	726
DMC Global, Inc.*	18	713
ProPetro Holding Corp.*	86	697
US Silica Holdings, Inc.*	74	696
Dril-Quip, Inc.*	35	689
NexTier Oilfield Solutions, Inc.*	174	618
Berry Corp.	68	573
MRC Global, Inc.*	81	557
SunCoke Energy, Inc.	84	553
TPI Composites, Inc.*	37	553
CVR Energy, Inc.	29	487
Nabors Industries Ltd.*	6	486
REX American Resources Corp.*	5	480

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Helix Energy Solutions Group, Inc.*	144	$449
Tidewater, Inc.*	41	439
Ranger Oil Corp. — Class A*	15	404
Expro Group Holdings N.V.*	27	387
Select Energy Services, Inc. — Class A*	62	386
Crescent Energy, Inc. — Class A*	29	368
Talos Energy, Inc.*	37	363
National Energy Services Reunited Corp.*	38	359
TETRA Technologies, Inc.*	123	349
Alto Ingredients, Inc.*	72	346
Aemetis, Inc.*	27	332
Cleanspark, Inc.*	34	324
Eos Energy Enterprises, Inc.*,1	43	323
RPC, Inc.*	67	304
W&T Offshore, Inc.*	94	304
Oil States International, Inc.*	61	303
Newpark Resources, Inc.*	91	267
Earthstone Energy, Inc. — Class A*	24	263
FTS International, Inc. — Class A*	9	236
Solaris Oilfield Infrastructure, Inc. — Class A	32	210
FutureFuel Corp.	26	199
Falcon Minerals Corp.	40	195
Matrix Service Co.*	25	188
Beam Global*	9	167
Advent Technologies Holdings, Inc.*	15	105
HighPeak Energy, Inc.	5	73
Riley Exploration Permian, Inc.	2	39
Total Energy		128,371
Communications - 1.3%
Vonage Holdings Corp.*	241	5,010
Mimecast Ltd.*	61	4,854
Iridium Communications, Inc.*	117	4,831
Calix, Inc.*	56	4,478
Q2 Holdings, Inc.*	55	4,369
Perficient, Inc.*	33	4,267
TEGNA, Inc.	221	4,102
Viavi Solutions, Inc.*	229	4,035
Upwork, Inc.*	118	4,031
Cargurus, Inc.*	95	3,196
Cogent Communications Holdings, Inc.	43	3,147
Yelp, Inc. — Class A*	72	2,609
Shutterstock, Inc.	23	2,550
Overstock.com, Inc.*	43	2,537
TechTarget, Inc.*	25	2,392
iHeartMedia, Inc. — Class A*	112	2,356
Open Lending Corp. — Class A*	104	2,338
Magnite, Inc.*	130	2,275
InterDigital, Inc.	31	2,220
Maxar Technologies, Inc.	72	2,126
Houghton Mifflin Harcourt Co.*	128	2,061
fuboTV, Inc.*	132	2,049
Telephone & Data Systems, Inc.	101	2,035
Revolve Group, Inc.*	36	2,017
Extreme Networks, Inc.*	124	1,947
Liberty Latin America Ltd. — Class C*	155	1,767
Infinera Corp.*	181	1,736
Gray Television, Inc.	86	1,734
ePlus, Inc.*	26	1,401
Eventbrite, Inc. — Class A*	75	1,308
Plantronics, Inc.*	43	1,262
Shenandoah Telecommunications Co.	48	1,224
Sinclair Broadcast Group, Inc. — Class A	46	1,216
Clear Channel Outdoor Holdings, Inc.*	363	1,201
WideOpenWest, Inc.*	53	1,140
Stitch Fix, Inc. — Class A*	60	1,135
Cars.com, Inc.*	69	1,110
EW Scripps Co. — Class A*	57	1,103
ADTRAN, Inc.	48	1,096
EchoStar Corp. — Class A*	40	1,054
Harmonic, Inc.*	89	1,047
Scholastic Corp.	25	999
AMC Networks, Inc. — Class A*	29	999
A10 Networks, Inc.	59	978
Clearfield, Inc.*	11	929
RealReal, Inc.*	79	917
QuinStreet, Inc.*	50	909
IDT Corp. — Class B*	20	883
NETGEAR, Inc.*	30	876
Gogo, Inc.*	59	798
NeoPhotonics Corp.*	50	768
Tucows, Inc. — Class A*	9	754
Gannett Company, Inc.*	141	751
ChannelAdvisor Corp.*	29	716
Anterix, Inc.*	12	705
Globalstar, Inc.*	599	695
Quotient Technology, Inc.*	89	660
HealthStream, Inc.*	25	659
1-800-Flowers.com, Inc. — Class A*	27	631
Advantage Solutions, Inc.*	77	617
Liquidity Services, Inc.*	27	596
CarParts.com, Inc.*	49	549
Consolidated Communications Holdings, Inc.*	72	539
Stagwell, Inc.*	62	538
Groupon, Inc.*	23	533
Boston Omaha Corp. — Class A*	18	517
Liberty Latin America Ltd. — Class A*	42	490
United States Cellular Corp.*	15	473
Ooma, Inc.*	22	450
ATN International, Inc.	11	439
Ribbon Communications, Inc.*	71	430
Limelight Networks, Inc.*	125	429
Entravision Communications Corp. — Class A	61	414
Telesat Corp.*,1	13	373
MediaAlpha, Inc. — Class A*	21	324
Aviat Networks, Inc.*	10	321
Audacy, Inc.*	118	303
EverQuote, Inc. — Class A*	19	298
Thryv Holdings, Inc.*	7	288
Cambium Networks Corp.*	11	282
DZS, Inc.*	17	276
Lands' End, Inc.*	14	275
CalAmp Corp.*	34	240

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
comScore, Inc.*	70	$234
Couchbase, Inc.*	9	225
Preformed Line Products Co.	3	194
Bright Health Group, Inc.*	53	182
Casa Systems, Inc.*	32	181
National CineMedia, Inc.	60	169
VirnetX Holding Corp.*	64	166
CuriosityStream, Inc.*	26	154
KVH Industries, Inc.*	15	138
Hemisphere Media Group, Inc.*	16	116
Fluent, Inc.*	43	86
HyreCar, Inc.*	18	85
LiveOne, Inc.*	59	76
1stdibs.com, Inc.*	6	75
Value Line, Inc.	1	47
Digital Media Solutions, Inc. — Class A*	3	14
Total Communications		125,129
Basic Materials - 1.0%
Balchem Corp.	32	5,395
Rogers Corp.*	19	5,187
Commercial Metals Co.	120	4,355
Sensient Technologies Corp.	43	4,303
HB Fuller Co.	53	4,293
Livent Corp.*	162	3,950
Arconic Corp.*	105	3,466
MP Materials Corp.*,1	73	3,316
Quaker Chemical Corp.	14	3,231
Cabot Corp.	57	3,203
Ingevity Corp.*	40	2,868
Tronox Holdings plc — Class A	114	2,739
Hecla Mining Co.	524	2,735
Stepan Co.	21	2,610
Minerals Technologies, Inc.	34	2,487
Innospec, Inc.	25	2,259
Constellium SE*	123	2,203
Trinseo plc	39	2,046
Allegheny Technologies, Inc.*	128	2,039
Codexis, Inc.*	61	1,907
Ferro Corp.*	82	1,790
Compass Minerals International, Inc.	34	1,737
Novagold Resources, Inc.*	238	1,633
GCP Applied Technologies, Inc.*	50	1,583
Kaiser Aluminum Corp.	16	1,503
Kraton Corp.*	32	1,482
Carpenter Technology Corp.	48	1,401
Schnitzer Steel Industries, Inc. — Class A	26	1,350
Coeur Mining, Inc.*	255	1,285
AdvanSix, Inc.	27	1,276
Energy Fuels, Inc.*	148	1,129
Orion Engineered Carbons S.A.	61	1,120
Schweitzer-Mauduit International, Inc.	31	927
Amyris, Inc.*,1	171	925
Century Aluminum Co.*	52	861
Neenah, Inc.	17	787
Uranium Energy Corp.*	232	777
Glatfelter Corp.	44	757
Hawkins, Inc.	19	750
Verso Corp. — Class A	27	729
Koppers Holdings, Inc.*	21	657
Clearwater Paper Corp.*	17	623
Danimer Scientific, Inc.*	67	571
Ecovyst, Inc.	52	533
Zymergen, Inc.*	79	529
Gatos Silver, Inc.*	47	488
American Vanguard Corp.	29	475
Intrepid Potash, Inc.*	10	427
Rayonier Advanced Materials, Inc.*	62	354
Kronos Worldwide, Inc.	22	330
Unifi, Inc.*	13	301
United States Lime & Minerals, Inc.	2	258
Ur-Energy, Inc.*	181	221
Oil-Dri Corporation of America	4	131
Perpetua Resources Corp.*	27	128
Marrone Bio Innovations, Inc.*	101	73
PolyMet Mining Corp.*	28	70
Valhi, Inc.	1	29
Total Basic Materials		94,592
Utilities - 0.8%
Portland General Electric Co.	89	4,710
Black Hills Corp.	63	4,446
Brookfield Infrastructure Corp. — Class A	61	4,164
Southwest Gas Holdings, Inc.	59	4,133
ONE Gas, Inc.	53	4,112
New Jersey Resources Corp.	97	3,983
PNM Resources, Inc.	86	3,922
American States Water Co.	37	3,827
California Water Service Group	52	3,737
Ormat Technologies, Inc.	46	3,648
ALLETE, Inc.	52	3,450
Spire, Inc.	51	3,326
Avista Corp.	70	2,974
MGE Energy, Inc.	36	2,961
Clearway Energy, Inc. — Class C	82	2,954
Otter Tail Corp.	41	2,928
NorthWestern Corp.	51	2,915
South Jersey Industries, Inc.	103	2,690
Ameresco, Inc. — Class A*	31	2,525
Chesapeake Utilities Corp.	17	2,479
Middlesex Water Co.	17	2,045
SJW Group	27	1,977
Northwest Natural Holding Co.	31	1,512
Clearway Energy, Inc. — Class A	35	1,172
Unitil Corp.	15	690
York Water Co.	13	647
Artesian Resources Corp. — Class A	8	371
Global Water Resources, Inc.	13	222
FTC Solar, Inc.*	19	144
Via Renewables, Inc.	12	137
Total Utilities		78,801
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	30	498
Total Common Stocks
(Cost $2,959,078)		2,947,685

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	14	$–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 20.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	112,170	1,112,723
Guggenheim Strategy Fund II2	36,876	917,477
Total Mutual Funds
(Cost $2,023,780)		2,030,200

	Face Amount
U.S. TREASURY BILLS†† - 15.4%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	$1,500,000	1,499,336
0.04% due 01/06/22[4]	19,000	19,000
Total U.S. Treasury Bills
(Cost $1,518,442)		1,518,336

REPURCHASE AGREEMENTS††,5 - 30.7%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	1,690,668	1,690,668
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	699,210	699,210
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	635,646	635,646
Total Repurchase Agreements
(Cost $3,025,524)		3,025,524

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	43,458	43,458
Total Securities Lending Collateral
(Cost $43,458)		43,458
Total Investments - 96.9%
(Cost $9,570,282)		$9,565,203
Other Assets & Liabilities, net - 3.1%		302,806
Total Net Assets - 100.0%		$9,868,009

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	01/26/22	3,910	$8,780,244	$331,052
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	01/27/22	756	1,697,553	38,736
BNP Paribas	Russell 2000 Index	Pay	0.28% (Federal Funds Rate + 0.20%)	At Maturity	01/27/22	617	1,385,913	30,927
							$11,863,710	$400,715

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,947,685	$—	$—		$2,947,685
Rights	—	—	—	*	—
Mutual Funds	2,030,200	—	—		2,030,200
U.S. Treasury Bills	—	1,518,336	—		1,518,336
Repurchase Agreements	—	3,025,524	—		3,025,524
Securities Lending Collateral	43,458	—	—		43,458
Equity Index Swap Agreements**	—	400,715	—		400,715
Total Assets	$5,021,343	$4,944,575	$—		$9,965,918

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$921,165	$–	$–	$–	$(3,688)	$917,477	36,876	$9,943
Guggenheim Ultra Short Duration Fund — Institutional Class	1,117,210	–	–	–	(4,487)	1,112,723	112,170	7,481
	$2,038,375	$–	$–	$–	$(8,175)	$2,030,200		$17,424

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 48.3%
Consumer, Non-cyclical - 11.7%
Tenet Healthcare Corp.*	597	$48,769
Avis Budget Group, Inc.*	230	47,695
Intellia Therapeutics, Inc.*	387	45,759
Omnicell, Inc.*	242	43,666
Biohaven Pharmaceutical Holding Company Ltd.*	313	43,135
Performance Food Group Co.*	853	39,144
Arrowhead Pharmaceuticals, Inc.*	570	37,791
Medpace Holdings, Inc.*	163	35,475
Blueprint Medicines Corp.*	329	35,239
ASGN, Inc.*	283	34,922
Inspire Medical Systems, Inc.*	151	34,739
Shockwave Medical, Inc.*	189	33,704
Helen of Troy Ltd.*	135	33,004
AMN Healthcare Services, Inc.*	265	32,417
Arena Pharmaceuticals, Inc.*	344	31,971
Halozyme Therapeutics, Inc.*	769	30,922
API Group Corp.*	1,114	28,708
Neogen Corp.*	606	27,518
Fate Therapeutics, Inc.*	456	26,681
LivaNova plc*	301	26,316
Option Care Health, Inc.*	883	25,113
Ensign Group, Inc.	295	24,768
STAAR Surgical Co.*	267	24,377
Insperity, Inc.	205	24,213
LHC Group, Inc.*	172	23,604
CONMED Corp.	163	23,107
Denali Therapeutics, Inc.*	512	22,835
Korn Ferry	299	22,643
Celsius Holdings, Inc.*	303	22,595
Triton International Ltd.	375	22,586
Alarm.com Holdings, Inc.*	266	22,559
Beam Therapeutics, Inc.*	281	22,393
Pacific Biosciences of California, Inc.*	1,094	22,383
Herc Holdings, Inc.	141	22,074
Sanderson Farms, Inc.	114	21,783
NeoGenomics, Inc.*	637	21,734
TriNet Group, Inc.*	227	21,624
Arvinas, Inc.*	262	21,521
Alkermes plc*	903	21,004
Intra-Cellular Therapies, Inc.*	397	20,779
Twist Bioscience Corp.*	265	20,508
HealthEquity, Inc.*	460	20,350
Cytokinetics, Inc.*,1	446	20,329
Simply Good Foods Co.*	479	19,912
iRhythm Technologies, Inc.*	165	19,419
Sprouts Farmers Market, Inc.*	645	19,143
WD-40 Co.	77	18,837
Select Medical Holdings Corp.	622	18,287
Apellis Pharmaceuticals, Inc.*	385	18,203
Brink's Co.	274	17,966
Merit Medical Systems, Inc.*	288	17,942
LiveRamp Holdings, Inc.*	372	17,837
Progyny, Inc.*	354	17,824
Rent-A-Center, Inc.	371	17,823
Owens & Minor, Inc.	408	17,748
Lancaster Colony Corp.	107	17,719
Marathon Digital Holdings, Inc.*,1	537	17,646
Insmed, Inc.*	647	17,624
AtriCure, Inc.*	251	17,452
Inari Medical, Inc.*	191	17,433
Invitae Corp.*	1,127	17,209
Prestige Consumer Healthcare, Inc.*	282	17,103
Amicus Therapeutics, Inc.*	1,479	17,082
R1 RCM, Inc.*	668	17,027
EVERTEC, Inc.	340	16,993
Zentalis Pharmaceuticals, Inc.*	202	16,980
PROG Holdings, Inc.*	372	16,781
Karuna Therapeutics, Inc.*	125	16,375
Coca-Cola Consolidated, Inc.	26	16,099
Kodiak Sciences, Inc.*	189	16,023
Integer Holdings Corp.*	184	15,749
Nevro Corp.*	194	15,728
ACADIA Pharmaceuticals, Inc.*	673	15,708
Veracyte, Inc.*	379	15,615
Primo Water Corp.	885	15,602
PTC Therapeutics, Inc.*	390	15,534
ABM Industries, Inc.	379	15,482
United Natural Foods, Inc.*	313	15,362
NuVasive, Inc.*	291	15,272
Haemonetics Corp.*	284	15,063
Hostess Brands, Inc.*	737	15,049
Pacira BioSciences, Inc.*	246	14,802
Axonics, Inc.*	257	14,392
Ortho Clinical Diagnostics Holdings plc*	669	14,310
Vir Biotechnology, Inc.*	338	14,152
Patterson Companies, Inc.	482	14,147
Edgewell Personal Care Co.	305	13,941
John Wiley & Sons, Inc. — Class A	243	13,917
Graham Holdings Co. — Class B	22	13,856
BioCryst Pharmaceuticals, Inc.*	1,000	13,850
Medifast, Inc.	66	13,822
TG Therapeutics, Inc.*	720	13,680
Ligand Pharmaceuticals, Inc. — Class B*	85	13,129
J & J Snack Foods Corp.	83	13,111
CareDx, Inc.*	285	12,962
Xencor, Inc.*	318	12,758
Magellan Health, Inc.*	134	12,729
Turning Point Therapeutics, Inc.*	258	12,307
Kymera Therapeutics, Inc.*	193	12,254
Myriad Genetics, Inc.*	436	12,034
Emergent BioSolutions, Inc.*	275	11,954
Relay Therapeutics, Inc.*	389	11,946
Beauty Health Co.*	490	11,838
TreeHouse Foods, Inc.*	292	11,835
Fulgent Genetics, Inc.*	116	11,668
MEDNAX, Inc.*	428	11,646
Covetrus, Inc.*	582	11,623
Glaukos Corp.*	252	11,199
B&G Foods, Inc.[1]	360	11,063
ChemoCentryx, Inc.*	303	11,032
CBIZ, Inc.*	281	10,993
Recursion Pharmaceuticals, Inc. — Class A*	640	10,963
Lantheus Holdings, Inc.*	379	10,949

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Green Dot Corp. — Class A*	301	$10,908
Monro, Inc.	187	10,897
Central Garden & Pet Co. — Class A*	227	10,862
OPKO Health, Inc.*	2,248	10,813
Inter Parfums, Inc.	101	10,797
Corcept Therapeutics, Inc.*	544	10,771
NanoString Technologies, Inc.*	255	10,769
IVERIC bio, Inc.*	639	10,684
ICF International, Inc.	104	10,665
Riot Blockchain, Inc.*	474	10,584
CorVel Corp.*	50	10,400
ModivCare, Inc.*	70	10,380
Vericel Corp.*	262	10,297
Arcus Biosciences, Inc.*	254	10,279
Editas Medicine, Inc.*	384	10,195
Travere Therapeutics, Inc.*	328	10,181
SpringWorks Therapeutics, Inc.*	163	10,103
Heska Corp.*	55	10,037
Celldex Therapeutics, Inc.*	258	9,969
Agios Pharmaceuticals, Inc.*	302	9,927
Coursera, Inc.*	406	9,923
Avid Bioservices, Inc.*	339	9,892
AdaptHealth Corp.*	403	9,857
Global Blood Therapeutics, Inc.*	336	9,835
Bridgebio Pharma, Inc.*,1	589	9,825
Prothena Corporation plc*	196	9,682
Textainer Group Holdings Ltd.	270	9,642
Ironwood Pharmaceuticals, Inc. — Class A*	816	9,515
Surgery Partners, Inc.*	178	9,507
Cassava Sciences, Inc.*,1	215	9,396
Multiplan Corp.*	2,116	9,374
Avanos Medical, Inc.*	270	9,361
Community Health Systems, Inc.*	699	9,304
Vector Group Ltd.	807	9,264
elf Beauty, Inc.*	270	8,967
Repay Holdings Corp.*	487	8,898
Protagonist Therapeutics, Inc.*	251	8,584
Kforce, Inc.	114	8,575
Dynavax Technologies Corp.*	606	8,526
REVOLUTION Medicines, Inc.*	334	8,407
Cal-Maine Foods, Inc.*	227	8,397
ImmunoGen, Inc.*	1,112	8,251
Adtalem Global Education, Inc.*	278	8,218
Enanta Pharmaceuticals, Inc.*	109	8,151
Silk Road Medical, Inc.*	191	8,139
Addus HomeCare Corp.*	87	8,135
2U, Inc.*	403	8,088
Supernus Pharmaceuticals, Inc.*	276	8,048
Strategic Education, Inc.	137	7,924
RadNet, Inc.*	255	7,678
Deluxe Corp.	237	7,610
Stride, Inc.*	226	7,533
Sana Biotechnology, Inc.*	485	7,508
Nuvation Bio, Inc.*	883	7,506
Accolade, Inc.*	284	7,486
Universal Corp.	135	7,414
Quanterix Corp.*	174	7,378
Atara Biotherapeutics, Inc.*	465	7,328
Cerevel Therapeutics Holdings, Inc.*	225	7,295
Crinetics Pharmaceuticals, Inc.*	256	7,273
Sorrento Therapeutics, Inc.*	1,563	7,268
REGENXBIO, Inc.*	221	7,227
USANA Health Sciences, Inc.*	70	7,084
Krystal Biotech, Inc.*	100	6,995
C4 Therapeutics, Inc.*	217	6,987
US Physical Therapy, Inc.	72	6,880
Inhibrx, Inc.*	157	6,856
Andersons, Inc.	177	6,852
Laureate Education, Inc. — Class A	558	6,830
FibroGen, Inc.*	484	6,824
Ingles Markets, Inc. — Class A	79	6,821
Varex Imaging Corp.*	216	6,815
Evo Payments, Inc. — Class A*	266	6,810
Cimpress plc*	95	6,803
MGP Ingredients, Inc.	80	6,799
Alector, Inc.*	328	6,773
CoreCivic, Inc.*	675	6,730
Prometheus Biosciences, Inc.*	167	6,603
Tivity Health, Inc.*	247	6,531
Senseonics Holdings, Inc.*	2,432	6,493
Cerus Corp.*	946	6,442
Revance Therapeutics, Inc.*	394	6,430
BellRing Brands, Inc. — Class A*,1	224	6,391
Huron Consulting Group, Inc.*	126	6,287
Anavex Life Sciences Corp.*	360	6,242
American Well Corp. — Class A*	1,030	6,221
MannKind Corp.*	1,389	6,070
Weis Markets, Inc.	92	6,061
Carriage Services, Inc. — Class A	93	5,993
National Beverage Corp.	132	5,983
Axsome Therapeutics, Inc.*	157	5,931
Chefs' Warehouse, Inc.*	176	5,861
First Advantage Corp.*	306	5,826
Inovio Pharmaceuticals, Inc.*	1,163	5,803
Coherus Biosciences, Inc.*	360	5,746
AngioDynamics, Inc.*	208	5,737
Allogene Therapeutics, Inc.*	382	5,699
Atrion Corp.	8	5,639
Cross Country Healthcare, Inc.*	202	5,608
Syndax Pharmaceuticals, Inc.*	252	5,516
Morphic Holding, Inc.*	116	5,496
MaxCyte, Inc.*	533	5,431
Madrigal Pharmaceuticals, Inc.*	64	5,423
TrueBlue, Inc.*	196	5,423
MacroGenics, Inc.*	337	5,409
Vaxcyte, Inc.*	227	5,400
Harmony Biosciences Holdings, Inc.*	126	5,373
Brookdale Senior Living, Inc. — Class A*	1,041	5,372
LeMaitre Vascular, Inc.	106	5,324
Seer, Inc.*	233	5,315
iTeos Therapeutics, Inc.*	114	5,308
Fresh Del Monte Produce, Inc.	189	5,216
SpartanNash Co.	201	5,178
Utz Brands, Inc.	322	5,136
Instil Bio, Inc.*	300	5,133
Joint Corp.*	78	5,124
Zogenix, Inc.*	315	5,119
Intersect ENT, Inc.*	187	5,107
Castle Biosciences, Inc.*	119	5,102

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Keros Therapeutics, Inc.*	87	$5,090
Nurix Therapeutics, Inc.*	175	5,066
Avidity Biosciences, Inc.*	212	5,039
Vivint Smart Home, Inc.*	515	5,037
Sangamo Therapeutics, Inc.*	668	5,010
Rocket Pharmaceuticals, Inc.*	229	4,999
Kura Oncology, Inc.*	357	4,998
Berkeley Lights, Inc.*	272	4,945
Arlo Technologies, Inc.*	467	4,899
Viad Corp.*	114	4,878
Meridian Bioscience, Inc.*	239	4,876
Endo International plc*	1,289	4,847
Amphastar Pharmaceuticals, Inc.*	208	4,844
Vanda Pharmaceuticals, Inc.*	308	4,833
WW International, Inc.*	296	4,774
National Healthcare Corp.	70	4,756
Heron Therapeutics, Inc.*	519	4,738
Bionano Genomics, Inc.*	1,582	4,730
Ocugen, Inc.*,1	1,039	4,727
Heidrick & Struggles International, Inc.	108	4,723
Quanex Building Products Corp.	189	4,684
Pulmonx Corp.*	146	4,682
OrthoPediatrics Corp.*	78	4,669
Perdoceo Education Corp.*	395	4,645
Duckhorn Portfolio, Inc.*	199	4,645
Butterfly Network, Inc.*	694	4,643
Triple-S Management Corp. — Class B*	128	4,567
Alphatec Holdings, Inc.*	397	4,538
Replimune Group, Inc.*	167	4,526
Aaron's Company, Inc.	182	4,486
Natus Medical, Inc.*	189	4,485
RR Donnelley & Sons Co.*	398	4,481
John B Sanfilippo & Son, Inc.	49	4,418
RAPT Therapeutics, Inc.*	120	4,408
Arcturus Therapeutics Holdings, Inc.*	119	4,404
Ideaya Biosciences, Inc.*	184	4,350
CryoLife, Inc.*	213	4,335
ACCO Brands Corp.	524	4,328
ViewRay, Inc.*	779	4,292
Innoviva, Inc.*	244	4,209
Vaxart, Inc.*,1	671	4,207
Aclaris Therapeutics, Inc.*	286	4,158
Cardiovascular Systems, Inc.*	221	4,150
Tattooed Chef, Inc.*	266	4,134
Cutera, Inc.*	99	4,091
Reata Pharmaceuticals, Inc. — Class A*	155	4,087
Calavo Growers, Inc.	96	4,070
SI-BONE, Inc.*	182	4,042
MoneyGram International, Inc.*	503	3,969
MeiraGTx Holdings plc*	167	3,965
Gossamer Bio, Inc.*	349	3,947
Scholar Rock Holding Corp.*	156	3,875
Honest Company, Inc.*	473	3,827
Hanger, Inc.*	211	3,825
Bluebird Bio, Inc.*	380	3,796
AnaptysBio, Inc.*	109	3,788
MiMedx Group, Inc.*	625	3,775
Agenus, Inc.*	1,162	3,742
Inogen, Inc.*	110	3,740
CRA International, Inc.	40	3,734
Theravance Biopharma, Inc.*	337	3,724
Forrester Research, Inc.*	63	3,700
Catalyst Pharmaceuticals, Inc.*	546	3,696
Collegium Pharmaceutical, Inc.*	197	3,680
SP Plus Corp.*	130	3,669
Surmodics, Inc.*	76	3,659
Sutro Biopharma, Inc.*	244	3,631
Transcat, Inc.*	39	3,605
Affimed N.V.*	653	3,605
Praxis Precision Medicines, Inc.*	182	3,585
OraSure Technologies, Inc.*	402	3,493
PetIQ, Inc.*	151	3,429
PMV Pharmaceuticals, Inc.*	148	3,419
Antares Pharma, Inc.*	938	3,349
Orthofix Medical, Inc.*	107	3,327
Pennant Group, Inc.*	144	3,323
Eagle Pharmaceuticals, Inc.*	65	3,310
Kelly Services, Inc. — Class A	197	3,304
Edgewise Therapeutics, Inc.*	215	3,285
Verve Therapeutics, Inc.*	89	3,281
National Research Corp. — Class A	79	3,280
Mission Produce, Inc.*	208	3,266
Seres Therapeutics, Inc.*	391	3,257
Atea Pharmaceuticals, Inc.*	363	3,245
Franklin Covey Co.*	70	3,245
BrightView Holdings, Inc.*	230	3,238
Arcutis Biotherapeutics, Inc.*	156	3,235
2seventy bio, Inc.*	126	3,229
Kezar Life Sciences, Inc.*	193	3,227
Y-mAbs Therapeutics, Inc.*	196	3,177
Resources Connection, Inc.	178	3,176
Design Therapeutics, Inc.*,1	148	3,169
NGM Biopharmaceuticals, Inc.*	178	3,152
Tootsie Roll Industries, Inc.	87	3,152
Treace Medical Concepts, Inc.*	167	3,113
Cass Information Systems, Inc.	79	3,106
Turning Point Brands, Inc.	82	3,098
Inotiv, Inc.*	73	3,071
Akero Therapeutics, Inc.*	145	3,067
Agiliti, Inc.*	132	3,057
Chinook Therapeutics, Inc.*	187	3,050
Cara Therapeutics, Inc.*	250	3,045
Ocular Therapeutix, Inc.*	431	3,004
Vectrus, Inc.*	65	2,975
Kronos Bio, Inc.*	218	2,963
Central Garden & Pet Co.*	56	2,947
Paya Holdings, Inc.*	462	2,929
Gritstone bio, Inc.*	226	2,906
Anika Therapeutics, Inc.*	81	2,902
Barrett Business Services, Inc.	42	2,901
Personalis, Inc.*	202	2,882
Hackett Group, Inc.	138	2,833
Ennis, Inc.	144	2,812
TransMedics Group, Inc.*	146	2,797
22nd Century Group, Inc.*	905	2,797
Apria, Inc.*	84	2,738
Forma Therapeutics Holdings, Inc.*	190	2,702
Mind Medicine MindMed, Inc.*	1,957	2,701
Amneal Pharmaceuticals, Inc.*	561	2,687
Chimerix, Inc.*	410	2,636
Fulcrum Therapeutics, Inc.*	149	2,636

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Vapotherm, Inc.*	127	$2,630
Karyopharm Therapeutics, Inc.*	405	2,604
ORIC Pharmaceuticals, Inc.*	177	2,602
Intercept Pharmaceuticals, Inc.*	158	2,574
Kinnate Biopharma, Inc.*	145	2,569
4D Molecular Therapeutics, Inc.*	117	2,567
Stoke Therapeutics, Inc.*	107	2,567
Rigel Pharmaceuticals, Inc.*	961	2,547
ANI Pharmaceuticals, Inc.*	55	2,534
Foghorn Therapeutics, Inc.*	110	2,516
Mersana Therapeutics, Inc.*	402	2,500
Rubius Therapeutics, Inc.*	258	2,497
Vital Farms, Inc.*	138	2,492
LifeStance Health Group, Inc.*	261	2,485
Accuray, Inc.*	520	2,480
Rhythm Pharmaceuticals, Inc.*	247	2,465
Marinus Pharmaceuticals, Inc.*	207	2,459
VBI Vaccines, Inc.*	1,047	2,450
SeaSpine Holdings Corp.*	179	2,438
Oramed Pharmaceuticals, Inc.*	170	2,428
Athira Pharma, Inc.*	181	2,358
Phibro Animal Health Corp. — Class A	115	2,348
Bioventus, Inc. — Class A*	162	2,347
Krispy Kreme, Inc.	124	2,346
ImmunityBio, Inc.*,1	384	2,335
Curis, Inc.*	487	2,318
American Public Education, Inc.*	104	2,314
Whole Earth Brands, Inc.*	210	2,255
Cullinan Oncology, Inc.*	146	2,253
G1 Therapeutics, Inc.*	220	2,246
Apyx Medical Corp.*	175	2,244
Phathom Pharmaceuticals, Inc.*	114	2,242
Tejon Ranch Co.*	117	2,232
Willdan Group, Inc.*	63	2,218
Akebia Therapeutics, Inc.*	981	2,217
Albireo Pharma, Inc.*	95	2,213
Omeros Corp.*	339	2,180
BioLife Solutions, Inc.*	58	2,162
Spero Therapeutics, Inc.*	135	2,161
Deciphera Pharmaceuticals, Inc.*	221	2,159
ALX Oncology Holdings, Inc.*	100	2,149
DermTech, Inc.*	136	2,149
Allovir, Inc.*	165	2,135
Veru, Inc.*	362	2,132
VistaGen Therapeutics, Inc.*	1,091	2,127
Custom Truck One Source, Inc.*	260	2,080
Geron Corp.*	1,696	2,069
SIGA Technologies, Inc.*	274	2,061
Precision BioSciences, Inc.*	278	2,057
Adicet Bio, Inc.*	117	2,046
Altimmune, Inc.*	223	2,043
Tactile Systems Technology, Inc.*	107	2,036
Annexon, Inc.*	175	2,011
Axogen, Inc.*	214	2,005
Dyne Therapeutics, Inc.*	168	1,998
Verastem, Inc.*	969	1,986
Relmada Therapeutics, Inc.*	88	1,983
Precigen, Inc.*	533	1,977
Organogenesis Holdings, Inc.*	214	1,977
Bioxcel Therapeutics, Inc.*	97	1,972
Applied Molecular Transport, Inc.*	141	1,971
Cue Biopharma, Inc.*	173	1,957
DICE Therapeutics, Inc.*	77	1,949
Ikena Oncology, Inc.*	154	1,931
Allakos, Inc.*	196	1,919
Kiniksa Pharmaceuticals Ltd. — Class A*	163	1,919
Immunovant, Inc.*	225	1,917
Utah Medical Products, Inc.*	19	1,900
Pliant Therapeutics, Inc.*	136	1,836
Radius Health, Inc.*	263	1,820
Talaris Therapeutics, Inc.*	118	1,804
Cogent Biosciences, Inc.*	209	1,793
Erasca, Inc.*	115	1,792
Viking Therapeutics, Inc.*	384	1,766
Arbutus Biopharma Corp.*	452	1,758
Werewolf Therapeutics, Inc.*	147	1,751
Generation Bio Co.*	247	1,749
Provention Bio, Inc.*	311	1,748
European Wax Center, Inc. — Class A*	57	1,730
Stereotaxis, Inc.*	279	1,730
Lineage Cell Therapeutics, Inc.*	705	1,727
Seneca Foods Corp. — Class A*	36	1,726
HF Foods Group, Inc.*	204	1,726
InfuSystem Holdings, Inc.*	101	1,720
Clovis Oncology, Inc.*	634	1,718
Icosavax, Inc.*,1	75	1,716
BioAtla, Inc.*	87	1,708
Aerie Pharmaceuticals, Inc.*	238	1,671
Selecta Biosciences, Inc.*	511	1,666
iRadimed Corp.*	36	1,664
Aveanna Healthcare Holdings, Inc.*	222	1,643
Landec Corp.*	147	1,632
Avita Medical, Inc.*	136	1,629
MEI Pharma, Inc.*	610	1,629
BioDelivery Sciences International, Inc.*	524	1,624
Caribou Biosciences, Inc.*	107	1,615
CytomX Therapeutics, Inc.*	364	1,576
Harvard Bioscience, Inc.*	221	1,558
Jounce Therapeutics, Inc.*	186	1,553
Alta Equipment Group, Inc.*	106	1,552
AppHarvest, Inc.*	392	1,525
Lexicon Pharmaceuticals, Inc.*	381	1,501
KalVista Pharmaceuticals, Inc.*	112	1,482
Janux Therapeutics, Inc.*	75	1,480
Tenaya Therapeutics, Inc.*	78	1,478
Cytek Biosciences, Inc.*	90	1,469
Asensus Surgical, Inc.*	1,316	1,461
EyePoint Pharmaceuticals, Inc.*	119	1,457
Taysha Gene Therapies, Inc.*	124	1,445
CEL-SCI Corp.*,1	202	1,434
Cortexyme, Inc.*	112	1,413
Aligos Therapeutics, Inc.*	119	1,413
Acacia Research Corp.*	275	1,411
KemPharm, Inc.*	161	1,402
Remitly Global, Inc.*	68	1,402
ShotSpotter, Inc.*	47	1,387
Passage Bio, Inc.*	208	1,321

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Limoneira Co.	88	$1,320
IGM Biosciences, Inc.*	45	1,320
Olema Pharmaceuticals, Inc.*	141	1,320
Cymabay Therapeutics, Inc.*	389	1,315
Monte Rosa Therapeutics, Inc.*	64	1,307
Imago Biosciences, Inc.*	55	1,304
Cardiff Oncology, Inc.*	215	1,292
ZIOPHARM Oncology, Inc.*	1,179	1,285
Shattuck Labs, Inc.*	149	1,268
Epizyme, Inc.*	505	1,263
Durect Corp.*	1,272	1,254
Vor BioPharma, Inc.*	107	1,243
Nature's Sunshine Products, Inc.	67	1,240
9 Meters Biopharma, Inc.*	1,257	1,230
Nkarta, Inc.*	79	1,213
Paratek Pharmaceuticals, Inc.*	268	1,203
ClearPoint Neuro, Inc.*	107	1,201
Evolus, Inc.*	184	1,198
Sientra, Inc.*	323	1,185
Spectrum Pharmaceuticals, Inc.*	916	1,163
Pulse Biosciences, Inc.*	78	1,155
Ventyx Biosciences, Inc.*	58	1,152
Oyster Point Pharma, Inc.*	63	1,150
Nuvalent, Inc. — Class A*	60	1,142
Quotient Ltd.*	441	1,142
Akouos, Inc.*	134	1,139
SQZ Biotechnologies Co.*	127	1,134
Graphite Bio, Inc.*	91	1,131
Village Super Market, Inc. — Class A	48	1,123
Infinity Pharmaceuticals, Inc.*	492	1,107
Poseida Therapeutics, Inc.*	161	1,096
Aldeyra Therapeutics, Inc.*	272	1,088
Zynex, Inc.	109	1,087
Cue Health, Inc.*	81	1,086
Aeglea BioTherapeutics, Inc.*	227	1,078
Century Therapeutics, Inc.*	67	1,063
Tarsus Pharmaceuticals, Inc.*	47	1,058
Syros Pharmaceuticals, Inc.*	323	1,053
Atossa Therapeutics, Inc.*	658	1,053
UroGen Pharma Ltd.*	110	1,046
Day One Biopharmaceuticals, Inc.*	62	1,045
Vera Therapeutics, Inc.*	39	1,042
Athersys, Inc.*	1,152	1,040
Viemed Healthcare, Inc.*	199	1,039
Evelo Biosciences, Inc.*	170	1,032
Lyell Immunopharma, Inc.*	132	1,022
Fortress Biotech, Inc.*	403	1,008
Immunic, Inc.*	105	1,005
Codiak Biosciences, Inc.*	90	1,003
PROCEPT BioRobotics Corp.*	40	1,000
PAVmed, Inc.*	404	994
Citius Pharmaceuticals, Inc.*	639	984
ChromaDex Corp.*	263	984
CytoSorbents Corp.*	232	972
Accelerate Diagnostics, Inc.*	186	971
CorMedix, Inc.*	212	965
XBiotech, Inc.	86	957
Tyra Biosciences, Inc.*	68	957
Humanigen, Inc.*	256	952
Neoleukin Therapeutics, Inc.*	197	950
Nathan's Famous, Inc.	16	934
Eiger BioPharmaceuticals, Inc.*	180	934
Surface Oncology, Inc.*	195	932
Frequency Therapeutics, Inc.*	179	918
Sesen Bio, Inc.*	1,112	906
Alpine Immune Sciences, Inc.*	65	900
Seelos Therapeutics, Inc.*	552	900
Applied Therapeutics, Inc.*	100	895
Entrada Therapeutics, Inc.*	51	873
Adagio Therapeutics, Inc.*	119	864
Homology Medicines, Inc.*	236	859
Adverum Biotechnologies, Inc.*	488	859
Avrobio, Inc.*	212	816
Molecular Templates, Inc.*	208	815
TCR2 Therapeutics, Inc.*	172	802
Alpha Teknova, Inc.*	39	799
Harpoon Therapeutics, Inc.*	105	793
NewAge, Inc.*	757	780
TherapeuticsMD, Inc.*	2,193	780
Singular Genomics Systems, Inc.*	67	775
Silverback Therapeutics, Inc.*	116	773
Immuneering Corp. — Class A*	47	760
Prelude Therapeutics, Inc.*	61	759
Magenta Therapeutics, Inc.*	169	749
Vincerx Pharma, Inc.*	73	744
Natural Grocers by Vitamin Cottage, Inc.	52	741
Viracta Therapeutics, Inc.*	203	741
Esperion Therapeutics, Inc.*	148	740
Oncocyte Corp.*	338	733
Tonix Pharmaceuticals Holding Corp.*	2,028	725
Aspira Women's Health, Inc.*	409	724
89bio, Inc.*	55	719
Celcuity, Inc.*	54	712
XOMA Corp.*	34	709
Brooklyn ImmunoTherapeutics, Inc.*	167	696
Black Diamond Therapeutics, Inc.*	128	682
Outlook Therapeutics, Inc.*	501	681
Retractable Technologies, Inc.*	98	679
Sensei Biotherapeutics, Inc.*	117	679
Verrica Pharmaceuticals, Inc.*	74	678
WaVe Life Sciences Ltd.*	215	675
Exagen, Inc.*	58	675
Akoya Biosciences, Inc.*	44	674
iBio, Inc.*	1,215	667
Athenex, Inc.*	486	661
Aerovate Therapeutics, Inc.*	56	660
Mustang Bio, Inc.*	391	649
Neuronetics, Inc.*	144	642
Absci Corp.*	78	640
Bolt Biotherapeutics, Inc.*	128	627
Ampio Pharmaceuticals, Inc.*	1,096	625
AquaBounty Technologies, Inc.*	295	619
Oncorus, Inc.*	114	601
Solid Biosciences, Inc.*	335	586
HireQuest, Inc.	29	585
Beyondspring, Inc.*	126	571
Eargo, Inc.*	111	566
Oncternal Therapeutics, Inc.*	248	563
CVRx, Inc.*	46	563

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Greenwich Lifesciences, Inc.*	23	$560
Puma Biotechnology, Inc.*	182	553
Inozyme Pharma, Inc.*	81	552
Ardelyx, Inc.*	497	547
Terns Pharmaceuticals, Inc.*	77	544
Rain Therapeutics, Inc.*	42	541
Trevena, Inc.*	919	535
Cyteir Therapeutics, Inc.*	47	534
Emerald Holding, Inc.*	134	532
RxSight, Inc.*	46	518
Innovage Holding Corp.*	103	515
Invacare Corp.*	189	514
Avalo Therapeutics, Inc.*	298	507
Rapid Micro Biosystems, Inc. — Class A*	45	479
Omega Therapeutics, Inc.*	42	476
Codex DNA, Inc.*	44	475
Cadiz, Inc.*	119	459
Laird Superfood, Inc.*	35	456
NexImmune, Inc.*	99	456
Revlon, Inc. — Class A*	40	454
Clene, Inc.*	110	451
Atreca, Inc. — Class A*	146	442
SOC Telemed, Inc.*	342	438
Finch Therapeutics Group, Inc.*	42	419
StoneMor, Inc.*	180	410
Eliem Therapeutics, Inc.*	39	408
NeuroPace, Inc.*	40	403
Zevia PBC — Class A*	57	402
Priority Technology Holdings, Inc.*	56	397
Summit Therapeutics, Inc.*	147	395
Rallybio Corp.*	40	382
Acumen Pharmaceuticals, Inc.*	54	365
Biodesix, Inc.*	69	365
Acutus Medical, Inc.*	107	365
Gemini Therapeutics, Inc.*	123	358
Biomea Fusion, Inc.*	48	358
Angion Biomedica Corp.*	122	354
Kala Pharmaceuticals, Inc.*	272	329
Talis Biomedical Corp.*	81	325
Ontrak, Inc.*	51	321
Mirum Pharmaceuticals, Inc.*	20	319
Reneo Pharmaceuticals, Inc.*	36	308
GT Biopharma, Inc.*	100	305
Portage Biotech, Inc.*	28	300
Impel Neuropharma, Inc.*	30	259
Kaleido Biosciences, Inc.*	108	258
Hookipa Pharma, Inc.*	107	249
Sigilon Therapeutics, Inc.*	86	237
Spruce Biosciences, Inc.*	49	219
Sera Prognostics, Inc. — Class A*	27	185
Team, Inc.*	147	160
Forte Biosciences, Inc.*	63	135
Landos Biopharma, Inc.*	26	125
Greenlane Holdings, Inc. — Class A*	92	89
Total Consumer, Non-cyclical		4,014,438
Financial - 11.2%
EastGroup Properties, Inc. REIT	223	50,811
STAG Industrial, Inc. REIT	980	47,001
First Financial Bankshares, Inc.	731	37,164
Glacier Bancorp, Inc.	620	35,154
Terreno Realty Corp. REIT	410	34,969
Innovative Industrial Properties, Inc. REIT	133	34,967
National Storage Affiliates Trust REIT	457	31,624
Cadence Bank	1,058	31,518
SouthState Corp.	393	31,483
Valley National Bancorp	2,254	30,993
Houlihan Lokey, Inc.	288	29,814
CIT Group, Inc.	558	28,648
Kinsale Capital Group, Inc.	120	28,547
Trupanion, Inc.*	215	28,386
Ryman Hospitality Properties, Inc. REIT*	303	27,864
Essent Group Ltd.	602	27,409
Selective Insurance Group, Inc.	334	27,368
Agree Realty Corp. REIT	382	27,259
Blackstone Mortgage Trust, Inc. — Class A REIT	885	27,099
Kite Realty Group Trust REIT	1,221	26,593
United Bankshares, Inc.	733	26,593
UMB Financial Corp.	247	26,209
Healthcare Realty Trust, Inc. REIT	819	25,913
RLI Corp.	224	25,110
Walker & Dunlop, Inc.	164	24,744
Hancock Whitney Corp.	487	24,360
LXP Industrial Trust REIT	1,543	24,102
ServisFirst Bancshares, Inc.	280	23,783
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	431	22,895
Physicians Realty Trust REIT	1,213	22,841
DigitalBridge Group, Inc. REIT*	2,730	22,741
Silvergate Capital Corp. — Class A*	153	22,675
Community Bank System, Inc.	301	22,419
PotlatchDeltic Corp. REIT	371	22,342
Outfront Media, Inc. REIT	819	21,966
Redfin Corp.*	572	21,959
Broadstone Net Lease, Inc. REIT	870	21,593
Moelis & Co. — Class A	344	21,503
Radian Group, Inc.	1,001	21,151
Pacific Premier Bancorp, Inc.	527	21,096
Independent Bank Corp.	257	20,953
BankUnited, Inc.	495	20,943
Home BancShares, Inc.	857	20,868
Macerich Co. REIT	1,203	20,788
PS Business Parks, Inc. REIT	112	20,627
Focus Financial Partners, Inc. — Class A*	335	20,006
Chimera Investment Corp. REIT	1,326	19,996
Federated Hermes, Inc. — Class B	532	19,993
Hamilton Lane, Inc. — Class A	192	19,895
Investors Bancorp, Inc.	1,287	19,498
Eastern Bankshares, Inc.	966	19,484
Apple Hospitality REIT, Inc.	1,206	19,477
Associated Banc-Corp.	852	19,247
Essential Properties Realty Trust, Inc. REIT	659	18,999
Simmons First National Corp. — Class A	633	18,724
Navient Corp.	879	18,652

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Ameris Bancorp	374	$18,580
Cathay General Bancorp	422	18,142
American Equity Investment Life Holding Co.	465	18,098
Axos Financial, Inc.*	320	17,891
Corporate Office Properties Trust REIT	636	17,789
Piper Sandler Cos.	99	17,672
United Community Banks, Inc.	489	17,575
Cushman & Wakefield plc*	780	17,347
Texas Capital Bancshares, Inc.*	285	17,171
Equity Commonwealth REIT*	660	17,094
Enstar Group Ltd.*	69	17,084
Old National Bancorp	930	16,852
Sabra Health Care REIT, Inc.	1,241	16,803
Pebblebrook Hotel Trust REIT	731	16,352
CNO Financial Group, Inc.	684	16,307
Kennedy-Wilson Holdings, Inc.	676	16,143
Atlantic Union Bankshares Corp.	431	16,072
First BanCorp	1,156	15,930
Triumph Bancorp, Inc.*	133	15,838
Newmark Group, Inc. — Class A	840	15,708
Artisan Partners Asset Management, Inc. — Class A	329	15,674
CVB Financial Corp.	727	15,565
Live Oak Bancshares, Inc.	178	15,538
SITE Centers Corp. REIT	974	15,418
Uniti Group, Inc. REIT	1,094	15,327
Independent Bank Group, Inc.	212	15,296
Independence Realty Trust, Inc. REIT	591	15,265
Fulton Financial Corp.	894	15,198
Columbia Banking System, Inc.	440	14,397
Sunstone Hotel Investors, Inc. REIT*	1,225	14,369
Mr Cooper Group, Inc.*	344	14,314
National Health Investors, Inc. REIT	246	14,138
Flagstar Bancorp, Inc.	293	14,046
Arbor Realty Trust, Inc. REIT	764	13,996
Flywire Corp.*,1	350	13,321
LendingClub Corp.*	550	13,299
WSFS Financial Corp.	264	13,232
Retail Opportunity Investments Corp. REIT	669	13,112
First Midwest Bancorp, Inc.	640	13,107
First Financial Bancorp	532	12,970
RLJ Lodging Trust REIT	930	12,955
Cohen & Steers, Inc.	140	12,951
Goosehead Insurance, Inc. — Class A	99	12,878
Piedmont Office Realty Trust, Inc. — Class A REIT	698	12,829
Brandywine Realty Trust REIT	954	12,803
International Bancshares Corp.	302	12,802
First Merchants Corp.	304	12,735
Four Corners Property Trust, Inc. REIT	428	12,587
Hilltop Holdings, Inc.	357	12,545
Sandy Spring Bancorp, Inc.	260	12,501
WesBanco, Inc.	357	12,491
CareTrust REIT, Inc.	543	12,397
Urban Edge Properties REIT	651	12,369
Washington Real Estate Investment Trust	476	12,305
PennyMac Financial Services, Inc.	174	12,142
PRA Group, Inc.*	240	12,050
Washington Federal, Inc.	361	12,050
Stewart Information Services Corp.	150	11,960
TowneBank	378	11,941
eXp World Holdings, Inc.	353	11,893
Virtus Investment Partners, Inc.	40	11,884
Banner Corp.	195	11,831
Renasant Corp.	310	11,765
Xenia Hotels & Resorts, Inc. REIT*	641	11,608
Genworth Financial, Inc. — Class A*	2,853	11,555
Heartland Financial USA, Inc.	226	11,438
MFA Financial, Inc. REIT	2,491	11,359
Trustmark Corp.	349	11,329
DiamondRock Hospitality Co. REIT*	1,177	11,311
Monmouth Real Estate Investment Corp. REIT	536	11,261
Park National Corp.	81	11,122
Tanger Factory Outlet Centers, Inc. REIT[1]	575	11,086
Two Harbors Investment Corp. REIT	1,912	11,032
Customers Bancorp, Inc.*	168	10,982
Lakeland Financial Corp.	137	10,979
Realogy Holdings Corp.*	648	10,893
Seacoast Banking Corporation of Florida	307	10,865
Easterly Government Properties, Inc. REIT	474	10,864
McGrath RentCorp	135	10,835
Bank of NT Butterfield & Son Ltd.	282	10,747
Acadia Realty Trust REIT	488	10,653
Veritex Holdings, Inc.	267	10,621
Great Western Bancorp, Inc.	312	10,596
Meta Financial Group, Inc.	177	10,560
Encore Capital Group, Inc.*	170	10,559
American Assets Trust, Inc. REIT	280	10,508
NexPoint Residential Trust, Inc. REIT	124	10,395
Apollo Commercial Real Estate Finance, Inc. REIT	789	10,383
Argo Group International Holdings Ltd.	178	10,344
Provident Financial Services, Inc.	427	10,342
Eagle Bancorp, Inc.	177	10,326
NMI Holdings, Inc. — Class A*	472	10,313
Alexander & Baldwin, Inc. REIT	408	10,237
B. Riley Financial, Inc.	114	10,130
iStar, Inc. REIT[1]	390	10,074
PJT Partners, Inc. — Class A	134	9,928
Hope Bancorp, Inc.	669	9,841
Northwest Bancshares, Inc.	689	9,756
St. Joe Co.	187	9,733
PennyMac Mortgage Investment Trust REIT	551	9,549

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
BRP Group, Inc. — Class A*	264	$9,533
StepStone Group, Inc. — Class A	228	9,478
Nelnet, Inc. — Class A	96	9,377
Enterprise Financial Services Corp.	199	9,371
First Interstate BancSystem, Inc. — Class A	230	9,354
Safehold, Inc. REIT	115	9,183
Industrial Logistics Properties Trust REIT	366	9,168
NBT Bancorp, Inc.	237	9,129
Horace Mann Educators Corp.	235	9,094
Veris Residential, Inc. REIT*	494	9,080
Palomar Holdings, Inc.*	138	8,938
First Bancorp	193	8,824
Centerspace REIT	79	8,761
Paramount Group, Inc. REIT	1,050	8,757
Stock Yards Bancorp, Inc.	136	8,688
Global Net Lease, Inc. REIT	568	8,679
BGC Partners, Inc. — Class A	1,866	8,677
First Commonwealth Financial Corp.	537	8,640
Westamerica BanCorp	147	8,486
Redwood Trust, Inc. REIT	636	8,389
Brightsphere Investment Group, Inc.	326	8,346
Enova International, Inc.*	203	8,315
Capitol Federal Financial, Inc.	731	8,282
FB Financial Corp.	187	8,194
Service Properties Trust REIT	923	8,113
LendingTree, Inc.*	65	7,969
New York Mortgage Trust, Inc. REIT	2,136	7,946
American National Group, Inc.	42	7,931
Berkshire Hills Bancorp, Inc.	275	7,818
First Busey Corp.	285	7,729
Ladder Capital Corp. — Class A REIT	639	7,662
ProAssurance Corp.	302	7,641
OFG Bancorp	286	7,596
LTC Properties, Inc. REIT	219	7,477
Bancorp, Inc.*	294	7,441
OceanFirst Financial Corp.	332	7,370
Southside Bancshares, Inc.	175	7,319
National Bank Holdings Corp. — Class A	166	7,294
Getty Realty Corp. REIT	224	7,188
Empire State Realty Trust, Inc. — Class A REIT	804	7,156
Brookline Bancorp, Inc.	432	6,994
Safety Insurance Group, Inc.	82	6,972
City Holding Co.	85	6,952
Marcus & Millichap, Inc.*	134	6,896
S&T Bancorp, Inc.	218	6,871
Dime Community Bancshares, Inc.	195	6,856
BancFirst Corp.	97	6,844
ConnectOne Bancorp, Inc.	209	6,836
Selectquote, Inc.*	754	6,831
Broadmark Realty Capital, Inc. REIT	723	6,818
Tompkins Financial Corp.	80	6,686
Office Properties Income Trust REIT	269	6,682
Employers Holdings, Inc.	160	6,621
TriCo Bancshares	154	6,616
UMH Properties, Inc. REIT	238	6,505
Apartment Investment and Management Co. — Class A REIT*	838	6,469
Premier Financial Corp.	208	6,429
Farmer Mac — Class C	51	6,320
Community Healthcare Trust, Inc. REIT	132	6,240
American Finance Trust, Inc. REIT	666	6,081
RPT Realty REIT	453	6,061
Banc of California, Inc.	308	6,043
Global Medical REIT, Inc.	337	5,982
HomeStreet, Inc.	114	5,928
James River Group Holdings Ltd.	205	5,906
World Acceptance Corp.*	24	5,890
AMERISAFE, Inc.	107	5,760
StoneX Group, Inc.*	94	5,758
Metropolitan Bank Holding Corp.*	54	5,753
Cowen, Inc. — Class A	158	5,704
Summit Hotel Properties, Inc. REIT*	584	5,700
Preferred Bank/Los Angeles CA	78	5,600
First Foundation, Inc.	223	5,544
Gladstone Land Corp. REIT	162	5,469
Kearny Financial Corp.	411	5,446
German American Bancorp, Inc.	139	5,418
Washington Trust Bancorp, Inc.	96	5,412
Origin Bancorp, Inc.	125	5,365
Radius Global Infrastructure, Inc. — Class A*	331	5,329
Gladstone Commercial Corp. REIT	205	5,283
Plymouth Industrial REIT, Inc.	165	5,280
Amerant Bancorp, Inc.	152	5,252
Preferred Apartment Communities, Inc. — Class A REIT	290	5,237
Lakeland Bancorp, Inc.	275	5,222
Armada Hoffler Properties, Inc. REIT	339	5,160
Nicolet Bankshares, Inc.*	60	5,145
GEO Group, Inc. REIT*,1	663	5,138
NETSTREIT Corp. REIT	224	5,130
State Auto Financial Corp.	99	5,117
Ready Capital Corp. REIT	325	5,080
Horizon Bancorp, Inc.	240	5,004
Bryn Mawr Bank Corp.	111	4,996
TriState Capital Holdings, Inc.*	163	4,932
BrightSpire Capital, Inc. REIT	475	4,873
Heritage Financial Corp.	199	4,864
Univest Financial Corp.	162	4,847
QCR Holdings, Inc.	86	4,816
Blucora, Inc.*	274	4,746
City Office REIT, Inc.	240	4,733
1st Source Corp.	95	4,712
Douglas Elliman, Inc.*	404	4,640
WisdomTree Investments, Inc.	758	4,639
Columbia Financial, Inc.*	222	4,631

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Invesco Mortgage Capital, Inc. REIT	1,641	$4,562
ARMOUR Residential REIT, Inc.	464	4,552
Peoples Bancorp, Inc.	143	4,549
Allegiance Bancshares, Inc.	107	4,516
Ellington Financial, Inc. REIT	262	4,478
First Bancshares, Inc.	114	4,403
Central Pacific Financial Corp.	156	4,395
Universal Health Realty Income Trust REIT	72	4,282
MBIA, Inc.*	269	4,248
TPG RE Finance Trust, Inc. REIT	337	4,152
HarborOne Bancorp, Inc.	278	4,126
Diversified Healthcare Trust REIT	1,335	4,125
Ambac Financial Group, Inc.*	256	4,109
CrossFirst Bankshares, Inc.*	262	4,090
Northfield Bancorp, Inc.	253	4,089
Hanmi Financial Corp.	171	4,049
SiriusPoint Ltd.*	498	4,049
Flushing Financial Corp.	165	4,010
Camden National Corp.	83	3,997
First Mid Bancshares, Inc.	93	3,979
Heritage Commerce Corp.	329	3,928
Byline Bancorp, Inc.	139	3,802
Community Trust Bancorp, Inc.	87	3,794
KKR Real Estate Finance Trust, Inc. REIT	182	3,791
Chatham Lodging Trust REIT*	269	3,691
Peapack-Gladstone Financial Corp.	102	3,611
Granite Point Mortgage Trust, Inc. REIT	308	3,607
Ares Commercial Real Estate Corp. REIT	246	3,577
Urstadt Biddle Properties, Inc. — Class A REIT	167	3,557
Cambridge Bancorp	38	3,556
Great Southern Bancorp, Inc.	60	3,555
TrustCo Bank Corporation NY	106	3,531
Saul Centers, Inc. REIT	66	3,499
eHealth, Inc.*	137	3,493
CorePoint Lodging, Inc. REIT*	222	3,485
Phillips Edison & Company, Inc. REIT	105	3,469
Franklin Street Properties Corp. REIT	580	3,451
Hingham Institution For Savings The	8	3,359
Bank of Marin Bancorp	90	3,351
Diamond Hill Investment Group, Inc.	17	3,302
Atlantic Capital Bancshares, Inc.*	111	3,193
Dynex Capital, Inc. REIT	191	3,192
One Liberty Properties, Inc. REIT	90	3,175
First Community Bankshares, Inc.	95	3,175
RE/MAX Holdings, Inc. — Class A	103	3,140
Orchid Island Capital, Inc. REIT	695	3,127
Alexander's, Inc. REIT	12	3,124
Reliant Bancorp, Inc.	86	3,053
Mercantile Bank Corp.	87	3,048
Business First Bancshares, Inc.	107	3,029
Midland States Bancorp, Inc.	122	3,024
CBTX, Inc.	104	3,016
National Western Life Group, Inc. — Class A	14	3,002
First Financial Corp.	66	2,989
RMR Group, Inc. — Class A	86	2,983
Farmers National Banc Corp.	159	2,949
Metrocity Bankshares, Inc.	107	2,946
International Money Express, Inc.*	180	2,873
Financial Institutions, Inc.	88	2,798
West BanCorp, Inc.	90	2,796
First of Long Island Corp.	129	2,785
Seritage Growth Properties REIT*	209	2,773
Arrow Financial Corp.	78	2,748
Bank First Corp.	38	2,745
Independent Bank Corp.	115	2,745
United Fire Group, Inc.	118	2,736
I3 Verticals, Inc. — Class A*	120	2,735
Republic Bancorp, Inc. — Class A	53	2,695
Coastal Financial Corp.*	53	2,683
AssetMark Financial Holdings, Inc.*	102	2,673
HCI Group, Inc.	32	2,673
Waterstone Financial, Inc.	122	2,667
HomeTrust Bancshares, Inc.	86	2,664
MidWestOne Financial Group, Inc.	82	2,654
Franklin BSP Realty Trust, Inc. REIT	176	2,629
Sculptor Capital Management, Inc.	123	2,626
Southern First Bancshares, Inc.*	42	2,625
Merchants Bancorp	55	2,603
Universal Insurance Holdings, Inc.	152	2,584
Equity Bancshares, Inc. — Class A	76	2,579
GCM Grosvenor, Inc. — Class A	242	2,541
Mid Penn Bancorp, Inc.	80	2,539
Regional Management Corp.	44	2,528
Alerus Financial Corp.	85	2,489
Whitestone REIT — Class B	243	2,462
First Internet Bancorp	52	2,446
Capstar Financial Holdings, Inc.	115	2,418
Oppenheimer Holdings, Inc. — Class A	52	2,411
Bar Harbor Bankshares	83	2,401
CatchMark Timber Trust, Inc. — Class A REIT	275	2,395
CNB Financial Corp.	90	2,385
Oportun Financial Corp.*	117	2,369
Enterprise Bancorp, Inc.	52	2,336
Blue Foundry Bancorp*	158	2,312
Southern Missouri Bancorp, Inc.	44	2,296
MVB Financial Corp.	55	2,284
Citizens & Northern Corp.	87	2,272
Carter Bankshares, Inc.*	146	2,247
American National Bankshares, Inc.	59	2,223
FRP Holdings, Inc.*	38	2,196

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Sierra Bancorp	79	$2,145
Atlanticus Holdings Corp.*	30	2,140
SmartFinancial, Inc.	78	2,134
Bridgewater Bancshares, Inc.*	118	2,087
Spirit of Texas Bancshares, Inc.	72	2,072
Five Star Bancorp	69	2,070
RBB Bancorp	79	2,070
Peoples Financial Services Corp.	39	2,055
Civista Bancshares, Inc.	84	2,050
Primis Financial Corp.	136	2,045
EZCORP, Inc. — Class A*	277	2,041
CTO Realty Growth, Inc. REIT	33	2,027
Capital City Bank Group, Inc.	75	1,980
Old Second Bancorp, Inc.	156	1,964
Indus Realty Trust, Inc. REIT	24	1,945
Farmland Partners, Inc. REIT	161	1,924
Curo Group Holdings Corp.	118	1,889
Ocwen Financial Corp.*	46	1,839
First Bancorp, Inc.	58	1,821
Tiptree, Inc. — Class A	130	1,798
Home Bancorp, Inc.	43	1,785
Summit Financial Group, Inc.	64	1,757
Blue Ridge Bankshares, Inc.	98	1,754
Enact Holdings, Inc.	82	1,695
Hersha Hospitality Trust REIT*	182	1,669
Guaranty Bancshares, Inc.	44	1,654
South Plains Financial, Inc.	59	1,641
Howard Bancorp, Inc.*	74	1,612
Great Ajax Corp. REIT	122	1,605
Provident Bancorp, Inc.	86	1,600
Orrstown Financial Services, Inc.	61	1,537
BRT Apartments Corp. REIT	64	1,535
Braemar Hotels & Resorts, Inc. REIT*	297	1,515
Citizens, Inc.*	280	1,487
Northrim BanCorp, Inc.	34	1,478
Greenhill & Company, Inc.	81	1,452
PCSB Financial Corp.	76	1,447
Red River Bancshares, Inc.	26	1,391
Investors Title Co.	7	1,380
Postal Realty Trust, Inc. — Class A REIT	69	1,366
Independence Holding Co.	24	1,360
Fidelity D&D Bancorp, Inc.	23	1,357
FS Bancorp, Inc.	40	1,345
Macatawa Bank Corp.	147	1,297
Amalgamated Financial Corp.	77	1,291
First Bank/Hamilton NJ	87	1,262
Luther Burbank Corp.	87	1,221
Maiden Holdings Ltd.*	392	1,200
Legacy Housing Corp.*	45	1,191
Donegal Group, Inc. — Class A	83	1,186
Capital Bancorp, Inc.	44	1,153
Greenlight Capital Re Ltd. — Class A*	147	1,152
AFC Gamma, Inc. REIT	50	1,138
Altus Midstream Co. — Class A	18	1,104
Marlin Business Services Corp.	46	1,071
HBT Financial, Inc.	54	1,011
Republic First Bancorp, Inc.*	252	937
Ashford Hospitality Trust, Inc. REIT*	96	922
NI Holdings, Inc.*	48	908
Pzena Investment Management, Inc. — Class A	95	900
Trean Insurance Group, Inc.*	99	882
Heritage Insurance Holdings, Inc.	145	853
Finance of America Companies, Inc. — Class A*	198	786
Pioneer Bancorp, Inc.*	65	736
GAMCO Investors, Inc. — Class A	28	699
Crawford & Co. — Class A	92	689
Clipper Realty, Inc. REIT	69	686
Angel Oak Mortgage, Inc. REIT	41	672
Velocity Financial, Inc.*	48	658
Retail Value, Inc. REIT	98	629
Fathom Holdings, Inc.*	28	573
United Insurance Holdings Corp.	115	499
MetroMile, Inc.*	217	475
Associated Capital Group, Inc. — Class A	10	430
Rafael Holdings, Inc. — Class B*	54	275
Home Point Capital, Inc.	40	180
Total Financial		3,853,238
Consumer, Cyclical - 6.5%
AMC Entertainment Holdings, Inc. — Class A*	2,868	78,010
BJ's Wholesale Club Holdings, Inc.*	771	51,634
Macy's, Inc.	1,767	46,260
Crocs, Inc.*	324	41,543
Fox Factory Holding Corp.*	237	40,314
Scientific Games Corp. — Class A*	541	36,155
Texas Roadhouse, Inc. — Class A	393	35,087
Goodyear Tire & Rubber Co.*	1,555	33,153
WESCO International, Inc.*	250	32,898
Wingstop, Inc.	168	29,030
Avient Corp.	512	28,646
Murphy USA, Inc.	136	27,097
Meritage Homes Corp.*	210	25,633
Adient plc*	533	25,520
Signet Jewelers Ltd.	293	25,500
Hilton Grand Vacations, Inc.*	481	25,065
Papa John's International, Inc.	186	24,825
Skyline Champion Corp.*	295	23,299
Taylor Morrison Home Corp. — Class A*	665	23,248
Asbury Automotive Group, Inc.*	128	22,109
National Vision Holdings, Inc.*	459	22,027
American Eagle Outfitters, Inc.	856	21,674
LCI Industries	139	21,666
Steven Madden Ltd.	461	21,423
Resideo Technologies, Inc.*	813	21,162
Boot Barn Holdings, Inc.*	165	20,303
Sonos, Inc.*	677	20,175
KB Home	442	19,771
Group 1 Automotive, Inc.	99	19,327
Academy Sports & Outdoors, Inc.*	437	19,184
LGI Homes, Inc.*	123	19,001
SeaWorld Entertainment, Inc.*	289	18,745
Installed Building Products, Inc.	134	18,723
Dana, Inc.	818	18,667

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Red Rock Resorts, Inc. — Class A	331	$18,208
Beacon Roofing Supply, Inc.*	313	17,951
MDC Holdings, Inc.	321	17,921
UniFirst Corp.	85	17,884
Callaway Golf Co.*	651	17,863
Tri Pointe Homes, Inc.*	636	17,738
Visteon Corp.*	156	17,338
Cracker Barrel Old Country Store, Inc.	133	17,109
Dorman Products, Inc.*	150	16,951
Cannae Holdings, Inc.*	476	16,731
FirstCash Holdings, Inc.	223	16,683
Cavco Industries, Inc.*	52	16,518
MillerKnoll, Inc.	419	16,421
Gentherm, Inc.*	187	16,250
International Game Technology plc	562	16,247
Allegiant Travel Co. — Class A*	86	16,085
Shake Shack, Inc. — Class A*	210	15,154
Kontoor Brands, Inc.	291	14,914
Vista Outdoor, Inc.*	323	14,881
GMS, Inc.*	241	14,486
Fisker, Inc.*	918	14,440
Nu Skin Enterprises, Inc. — Class A	279	14,159
Century Communities, Inc.	168	13,741
Winnebago Industries, Inc.	182	13,635
Rush Enterprises, Inc. — Class A	237	13,187
Wolverine World Wide, Inc.	457	13,166
Nikola Corp.*	1,266	12,495
Spirit Airlines, Inc.*	553	12,083
Sally Beauty Holdings, Inc.*	634	11,704
Urban Outfitters, Inc.*	386	11,333
Abercrombie & Fitch Co. — Class A*	325	11,320
SkyWest, Inc.*	280	11,004
Jack in the Box, Inc.	122	10,673
ODP Corp.*	268	10,527
Methode Electronics, Inc.	214	10,522
KAR Auction Services, Inc.*	669	10,450
Bloomin' Brands, Inc.*	498	10,448
iRobot Corp.*	157	10,343
HNI Corp.	245	10,302
Madison Square Garden Entertainment Corp.*	146	10,270
Everi Holdings, Inc.*	480	10,248
Lions Gate Entertainment Corp. — Class B*	664	10,219
Acushnet Holdings Corp.	192	10,191
Veritiv Corp.*	83	10,173
Cheesecake Factory, Inc.*	259	10,140
M/I Homes, Inc.*	161	10,011
Sleep Number Corp.*	130	9,958
Cinemark Holdings, Inc.*	608	9,801
Camping World Holdings, Inc. — Class A	239	9,656
PriceSmart, Inc.	131	9,585
Shyft Group, Inc.	194	9,531
Meritor, Inc.*	381	9,441
Dave & Buster's Entertainment, Inc.*	243	9,331
Brinker International, Inc.*	255	9,330
World Fuel Services Corp.	350	9,264
Oxford Industries, Inc.	91	9,238
La-Z-Boy, Inc.	252	9,150
Big Lots, Inc.	193	8,695
Bed Bath & Beyond, Inc.*	591	8,617
Franchise Group, Inc.	160	8,346
Dillard's, Inc. — Class A1	34	8,331
H&E Equipment Services, Inc.	181	8,013
Malibu Boats, Inc. — Class A*	116	7,973
Healthcare Services Group, Inc.	421	7,490
Buckle, Inc.	167	7,066
MarineMax, Inc.*	119	7,026
Dine Brands Global, Inc.	92	6,975
Bally's Corp.*	183	6,965
G-III Apparel Group Ltd.*	249	6,882
XPEL, Inc.*	100	6,828
Hibbett, Inc.	90	6,474
Children's Place, Inc.*	79	6,264
Aspen Aerogels, Inc.*	124	6,174
Standard Motor Products, Inc.	117	6,130
Sonic Automotive, Inc. — Class A	123	6,082
OptimizeRx Corp.*	97	6,025
Arko Corp.*	679	5,955
American Axle & Manufacturing Holdings, Inc.*	634	5,915
Zumiez, Inc.*	122	5,855
Steelcase, Inc. — Class A	498	5,837
Liberty Media Corporation-Liberty Braves — Class C*	206	5,789
Denny's Corp.*	352	5,632
Wabash National Corp.	280	5,466
Lions Gate Entertainment Corp. — Class A*	327	5,441
Monarch Casino & Resort, Inc.*	73	5,398
Guess?, Inc.	226	5,352
Clean Energy Fuels Corp.*	872	5,345
Genesco, Inc.*	82	5,262
Green Brick Partners, Inc.*	173	5,247
Hawaiian Holdings, Inc.*	284	5,217
Interface, Inc. — Class A	327	5,216
IMAX Corp.*	281	5,013
Rush Street Interactive, Inc.*	303	5,000
Winmark Corp.	20	4,966
Douglas Dynamics, Inc.	127	4,961
ScanSource, Inc.*	141	4,946
Portillo's, Inc. — Class A*	131	4,918
Golden Entertainment, Inc.*	97	4,901
BlueLinx Holdings, Inc.*	51	4,884
Sun Country Airlines Holdings, Inc.*	179	4,878
Designer Brands, Inc. — Class A*	338	4,803
Caleres, Inc.	208	4,717
Lovesac Co.*	71	4,704
Citi Trends, Inc.*	49	4,643
Canoo, Inc.*,1	598	4,617
Rite Aid Corp.*	309	4,539
Aeva Technologies, Inc.*	587	4,438
BJ's Restaurants, Inc.*	126	4,353
Tenneco, Inc. — Class A*	382	4,317
Purple Innovation, Inc.*	323	4,286
Tupperware Brands Corp.*	278	4,250
Accel Entertainment, Inc.*	316	4,114
Hyliion Holdings Corp.*,1	659	4,086
GrowGeneration Corp.*	305	3,980

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Shoe Carnival, Inc.	99	$3,869
Beazer Homes USA, Inc.*	165	3,831
Ruth's Hospitality Group, Inc.*	190	3,781
Movado Group, Inc.	90	3,765
Clarus Corp.	135	3,742
Life Time Group Holdings, Inc.*	216	3,717
Hovnanian Enterprises, Inc. — Class A*	29	3,691
Titan Machinery, Inc.*	109	3,672
RCI Hospitality Holdings, Inc.	47	3,660
VSE Corp.	60	3,657
Chico's FAS, Inc.*	676	3,637
TravelCenters of America, Inc.*	70	3,613
America's Car-Mart, Inc.*	35	3,584
PLBY Group, Inc.*	132	3,516
OneWater Marine, Inc. — Class A	57	3,475
Party City Holdco, Inc.*	622	3,465
Chuy's Holdings, Inc.*	112	3,373
Ethan Allen Interiors, Inc.	126	3,313
Titan International, Inc.*	287	3,146
Universal Electronics, Inc.*	74	3,016
A-Mark Precious Metals, Inc.	49	2,994
OneSpaWorld Holdings Ltd.*	298	2,986
Bluegreen Vacations Holding Corp.*	85	2,983
MasterCraft Boat Holdings, Inc.*	105	2,975
Lordstown Motors Corp. — Class A*	862	2,974
Workhorse Group, Inc.*	679	2,960
Global Industrial Co.	72	2,945
Sportsman's Warehouse Holdings, Inc.*	245	2,891
Haverty Furniture Companies, Inc.	93	2,843
Modine Manufacturing Co.*	281	2,835
PetMed Express, Inc.	111	2,804
Ideanomics, Inc.*	2,335	2,802
Funko, Inc. — Class A*	148	2,782
Fossil Group, Inc.*	268	2,758
LL Flooring Holdings, Inc.*	161	2,748
Johnson Outdoors, Inc. — Class A	29	2,717
Lindblad Expeditions Holdings, Inc.*	172	2,683
PC Connection, Inc.	62	2,674
Frontier Group Holdings, Inc.*	196	2,660
Romeo Power, Inc.*,1	708	2,584
Conn's, Inc.*	100	2,352
Marcus Corp.*	129	2,304
REV Group, Inc.	160	2,264
Golden Nugget Online Gaming, Inc.*	224	2,229
Big 5 Sporting Goods Corp.[1]	117	2,224
Full House Resorts, Inc.*	183	2,216
Sovos Brands, Inc.*	143	2,152
Cooper-Standard Holdings, Inc.*	95	2,129
Miller Industries, Inc.	63	2,104
Forestar Group, Inc.*	96	2,088
Del Taco Restaurants, Inc.	167	2,079
Noodles & Co.*	228	2,068
GAN Ltd.*	225	2,068
Kimball International, Inc. — Class B	202	2,066
Tilly's, Inc. — Class A	128	2,062
Rush Enterprises, Inc. — Class B	37	1,997
Velodyne Lidar, Inc.*	425	1,972
Cato Corp. — Class A	111	1,905
Century Casinos, Inc.*	153	1,864
Kura Sushi USA, Inc. — Class A*	23	1,859
Motorcar Parts of America, Inc.*	106	1,809
Container Store Group, Inc.*	178	1,776
Liberty Media Corporation-Liberty Braves — Class A*	55	1,581
Snap One Holdings Corp.*	74	1,560
Rocky Brands, Inc.	39	1,552
Traeger, Inc.*	127	1,544
Hooker Furnishings Corp.	66	1,536
El Pollo Loco Holdings, Inc.*	106	1,504
Barnes & Noble Education, Inc.*	216	1,471
ONE Group Hospitality, Inc.*	116	1,463
Commercial Vehicle Group, Inc.*	181	1,459
Superior Group of Companies, Inc.	66	1,448
Red Robin Gourmet Burgers, Inc.*	87	1,438
Blue Bird Corp.*	89	1,392
Esports Technologies, Inc.*	62	1,275
F45 Training Holdings, Inc.*	115	1,252
Vera Bradley, Inc.*	147	1,251
Weber, Inc. — Class A	96	1,241
Arcimoto, Inc.*	154	1,198
Shift Technologies, Inc.*	349	1,190
Kirkland's, Inc.*	78	1,165
Lifetime Brands, Inc.	70	1,118
Fiesta Restaurant Group, Inc.*	99	1,090
Casper Sleep, Inc.*	163	1,089
Mesa Air Group, Inc.*	192	1,075
Xponential Fitness, Inc. — Class A*	52	1,063
Daktronics, Inc.*	207	1,045
Nautilus, Inc.*	169	1,036
Duluth Holdings, Inc. — Class B*	68	1,032
First Watch Restaurant Group, Inc.*	61	1,022
EVI Industries, Inc.*	32	999
Flexsteel Industries, Inc.	37	994
CarLotz, Inc.*	402	913
Escalade, Inc.	57	900
Liberty TripAdvisor Holdings, Inc. — Class A*	410	890
VOXX International Corp. — Class A*	87	885
Lazydays Holdings, Inc.*	41	883
NEOGAMES S.A.*	31	861
Bassett Furniture Industries, Inc.	51	855
Biglari Holdings, Inc. — Class B*	5	713
JOANN, Inc.[1]	68	706
Torrid Holdings, Inc.*	71	702
Drive Shack, Inc.*	464	664
XL Fleet Corp.*	196	649
Hamilton Beach Brands Holding Co. — Class A	42	603
Aterian, Inc.*	146	600
Marine Products Corp.	46	575
Carrols Restaurant Group, Inc.	188	556

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Chicken Soup For The Soul Entertainment, Inc.*	40	$554
Target Hospitality Corp.*	139	495
Hall of Fame Resort & Entertainment Co.*	309	470
Landsea Homes Corp.*	61	447
Eros STX Global Corp.*	1,787	428
Regis Corp.*	132	230
CompX International, Inc.	9	202
MedAvail Holdings, Inc.*	68	95
Total Consumer, Cyclical		2,243,540
Industrial - 6.3%
Tetra Tech, Inc.	303	51,450
Saia, Inc.*	148	49,880
WillScot Mobile Mini Holdings Corp.*	1,177	48,069
II-VI, Inc.*	588	40,178
EMCOR Group, Inc.	299	38,090
Novanta, Inc.*	199	35,090
Exponent, Inc.	292	34,085
Simpson Manufacturing Company, Inc.	245	34,072
Chart Industries, Inc.*	205	32,696
RBC Bearings, Inc.*	157	31,709
UFP Industries, Inc.	339	31,191
Evoqua Water Technologies Corp.*	651	30,434
Watts Water Technologies, Inc. — Class A	155	30,096
Atkore International Group, Inc.*	259	28,798
John Bean Technologies Corp.	177	27,180
Summit Materials, Inc. — Class A*	668	26,814
Zurn Water Solutions Corp.	683	24,861
Fabrinet*	208	24,642
Franklin Electric Company, Inc.	260	24,585
Casella Waste Systems, Inc. — Class A*	276	23,576
Applied Industrial Technologies, Inc.	218	22,389
Hillenbrand, Inc.	410	21,316
Matson, Inc.	231	20,797
GATX Corp.	198	20,630
SPX FLOW, Inc.	233	20,150
Fluor Corp.*	799	19,791
Comfort Systems USA, Inc.	200	19,788
Aerojet Rocketdyne Holdings, Inc.	421	19,686
Helios Technologies, Inc.	182	19,141
Advanced Energy Industries, Inc.	210	19,123
EnerSys	241	19,054
Altra Industrial Motion Corp.	364	18,772
Mueller Industries, Inc.	316	18,758
AAON, Inc.	236	18,746
Forward Air Corp.	153	18,527
Welbilt, Inc.*	736	17,495
Badger Meter, Inc.	164	17,476
Itron, Inc.*	255	17,473
Bloom Energy Corp. — Class A*	783	17,171
ArcBest Corp.	143	17,139
Terex Corp.	385	16,921
Kennametal, Inc.	470	16,878
Werner Enterprises, Inc.	352	16,776
Vishay Intertechnology, Inc.	750	16,403
Belden, Inc.	248	16,301
Encore Wire Corp.	113	16,170
Masonite International Corp.*	135	15,923
Boise Cascade Co.	222	15,807
Dycom Industries, Inc.*	168	15,752
Hub Group, Inc. — Class A*	186	15,669
Energizer Holdings, Inc.	383	15,358
Albany International Corp. — Class A	173	15,302
Atlas Air Worldwide Holdings, Inc.*	162	15,247
Vicor Corp.*	119	15,111
Plexus Corp.*	157	15,055
Kadant, Inc.	65	14,981
Sanmina Corp.*	361	14,967
SPX Corp.*	247	14,741
Federal Signal Corp.	339	14,692
Arcosa, Inc.	272	14,334
Brady Corp. — Class A	265	14,283
GrafTech International Ltd.	1,145	13,545
CryoPort, Inc.*	228	13,491
JELD-WEN Holding, Inc.*	508	13,391
Kratos Defense & Security Solutions, Inc.*	690	13,386
Trinity Industries, Inc.	443	13,379
Moog, Inc. — Class A	162	13,117
ESCO Technologies, Inc.	143	12,869
Mueller Water Products, Inc. — Class A	886	12,758
EnPro Industries, Inc.	115	12,658
Barnes Group, Inc.	266	12,393
Gibraltar Industries, Inc.*	184	12,269
Cactus, Inc. — Class A	307	11,706
Knowles Corp.*	500	11,675
O-I Glass, Inc.*	888	10,683
Materion Corp.	115	10,573
Worthington Industries, Inc.	191	10,440
Patrick Industries, Inc.	128	10,328
MYR Group, Inc.*	93	10,281
Montrose Environmental Group, Inc.*	145	10,224
NV5 Global, Inc.*	74	10,221
CSW Industrials, Inc.	84	10,152
Granite Construction, Inc.	257	9,946
Air Transport Services Group, Inc.*	332	9,754
Lindsay Corp.	61	9,272
Mesa Laboratories, Inc.	28	9,187
TriMas Corp.	243	8,991
TTM Technologies, Inc.*	603	8,985
Astec Industries, Inc.	128	8,867
OSI Systems, Inc.*	95	8,854
Greif, Inc. — Class A	145	8,754
Tennant Co.	104	8,428
Greenbrier Companies, Inc.	179	8,214
Alamo Group, Inc.	55	8,095
Proto Labs, Inc.*	157	8,062
Ranpak Holdings Corp.*	211	7,929
AeroVironment, Inc.*	127	7,878
AZZ, Inc.	140	7,741
Standex International Corp.	68	7,525
AAR Corp.*	191	7,455

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Griffon Corp.	261	$7,433
Harsco Corp.*	440	7,352
GoPro, Inc. — Class A*	710	7,320
PGT Innovations, Inc.*	324	7,287
Columbus McKinnon Corp.	157	7,263
Primoris Services Corp.	301	7,218
Ichor Holdings Ltd.*	156	7,181
Golar LNG Ltd.*	578	7,161
FARO Technologies, Inc.*	102	7,142
Enerpac Tool Group Corp.	339	6,875
Apogee Enterprises, Inc.	142	6,837
Kaman Corp.	155	6,688
Triumph Group, Inc.*	359	6,652
Sturm Ruger & Company, Inc.	97	6,598
Matthews International Corp. — Class A	174	6,380
Hydrofarm Holdings Group, Inc.*	219	6,196
American Woodmark Corp.*	95	6,194
Marten Transport Ltd.	334	5,731
nLight, Inc.*	239	5,724
Great Lakes Dredge & Dock Corp.*	364	5,722
Gorman-Rupp Co.	128	5,702
US Ecology, Inc.*	177	5,653
SFL Corporation Ltd.	689	5,615
Blink Charging Co.*,1	206	5,461
Benchmark Electronics, Inc.	201	5,447
Cornerstone Building Brands, Inc.*	308	5,372
Energy Recovery, Inc.*	237	5,093
Construction Partners, Inc. — Class A*	164	4,823
Smith & Wesson Brands, Inc.	270	4,806
Frontline Ltd.*	671	4,744
MicroVision, Inc.*	924	4,629
Heartland Express, Inc.	268	4,508
Latham Group, Inc.*	177	4,430
TimkenSteel Corp.*	258	4,257
Chase Corp.	42	4,181
Insteel Industries, Inc.	105	4,180
DHT Holdings, Inc.	797	4,136
Sterling Construction Company, Inc.*	157	4,129
Napco Security Technologies, Inc.*	81	4,048
Myers Industries, Inc.	202	4,042
Forterra, Inc.*	164	3,900
International Seaways, Inc.	258	3,787
Costamare, Inc.	296	3,744
Yellow Corp.*	284	3,576
Manitowoc Company, Inc.*	192	3,569
Scorpio Tankers, Inc.	274	3,510
Comtech Telecommunications Corp.	144	3,411
Identiv, Inc.*	120	3,377
Argan, Inc.	84	3,250
Thermon Group Holdings, Inc.*	185	3,132
Pactiv Evergreen, Inc.	241	3,056
Meta Materials, Inc.*	1,232	3,031
View, Inc.*	775	3,030
Luxfer Holdings plc	155	2,993
Kimball Electronics, Inc.*	136	2,959
Stoneridge, Inc.*	146	2,882
Genco Shipping & Trading Ltd.	180	2,880
Tutor Perini Corp.*	231	2,857
Ducommun, Inc.*	61	2,853
PureCycle Technologies, Inc.*,1	297	2,842
CIRCOR International, Inc.*	104	2,827
Haynes International, Inc.	70	2,823
Babcock & Wilcox Enterprises, Inc.*	312	2,814
Heritage-Crystal Clean, Inc.*	87	2,786
UFP Technologies, Inc.*	39	2,740
Centrus Energy Corp. — Class A*	54	2,695
908 Devices, Inc.*,1	104	2,691
AMMO, Inc.*	484	2,638
Vishay Precision Group, Inc.*	70	2,598
DXP Enterprises, Inc.*	100	2,567
IES Holdings, Inc.*	49	2,481
Ryerson Holding Corp.	93	2,423
National Presto Industries, Inc.	29	2,379
Allied Motion Technologies, Inc.	65	2,372
Xometry, Inc. — Class A*	45	2,306
Hyster-Yale Materials Handling, Inc.	56	2,302
Daseke, Inc.*	226	2,269
Eagle Bulk Shipping, Inc.	49	2,230
Dorian LPG Ltd.	175	2,221
Omega Flex, Inc.	17	2,158
Greif, Inc. — Class B	33	1,973
Turtle Beach Corp.*	85	1,892
NVE Corp.	27	1,844
Covenant Logistics Group, Inc. — Class A*	68	1,797
Kopin Corp.*	436	1,783
Tredegar Corp.	148	1,749
Northwest Pipe Co.*	54	1,717
American Superconductor Corp.*	155	1,686
Fluidigm Corp.*	428	1,678
Astronics Corp.*	138	1,656
Akoustis Technologies, Inc.*	244	1,630
Radiant Logistics, Inc.*	221	1,611
Pure Cycle Corp.*	108	1,577
American Outdoor Brands, Inc.*	79	1,574
Powell Industries, Inc.	51	1,504
Lawson Products, Inc.*	27	1,478
Teekay Tankers Ltd. — Class A*	134	1,461
Luna Innovations, Inc.*	173	1,460
Park Aerospace Corp.	110	1,452
Nordic American Tankers Ltd.	858	1,450
Caesarstone Ltd.	127	1,440
PAM Transportation Services, Inc.*	20	1,420
Infrastructure and Energy Alternatives, Inc.*	154	1,417
Aris Water Solution, Inc. — Class A	108	1,399
Byrna Technologies, Inc.*	104	1,388
Safe Bulkers, Inc.*	350	1,320
Olympic Steel, Inc.	53	1,245
Teekay Corp.*	390	1,225
Concrete Pumping Holdings, Inc.*	145	1,189
Eastman Kodak Co.*	253	1,184
Sight Sciences, Inc.*	63	1,107
CECO Environmental Corp.*	175	1,090
Park-Ohio Holdings Corp.	48	1,016

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
NN, Inc.*	241	$988
INNOVATE Corp.*	266	984
Iteris, Inc.*	238	952
AerSale Corp.*	51	905
US Xpress Enterprises, Inc. — Class A*	151	886
Mistras Group, Inc.*	112	832
Universal Logistics Holdings, Inc.	43	811
Mayville Engineering Company, Inc.*	50	746
Atlas Technical Consultants, Inc.*	78	657
AgEagle Aerial Systems, Inc.*	381	598
Sharps Compliance Corp.*	82	585
Willis Lease Finance Corp.*	15	565
Karat Packaging, Inc.*	26	525
NL Industries, Inc.	47	348
Total Industrial		2,186,028
Technology - 5.6%
Synaptics, Inc.*	218	63,113
Lattice Semiconductor Corp.*	754	58,103
Silicon Laboratories, Inc.*	222	45,825
Ambarella, Inc.*	196	39,766
KBR, Inc.	795	37,858
Rapid7, Inc.*	313	36,837
Semtech Corp.*	363	32,282
Power Integrations, Inc.	339	31,490
Workiva, Inc.*	240	31,318
Digital Turbine, Inc.*	511	31,166
Blackline, Inc.*	301	31,166
CMC Materials, Inc.	158	30,287
MaxLinear, Inc. — Class A*	399	30,081
Asana, Inc. — Class A*	396	29,522
Varonis Systems, Inc.*	596	29,073
SPS Commerce, Inc.*	203	28,897
Tenable Holdings, Inc.*	510	28,086
Onto Innovation, Inc.*	274	27,737
Maximus, Inc.	345	27,486
Ziff Davis, Inc.*	244	27,050
Diodes, Inc.*	245	26,903
ExlService Holdings, Inc.*	184	26,638
Qualys, Inc.*	191	26,209
SiTime Corp.*	88	25,744
MicroStrategy, Inc. — Class A*,1	47	25,591
Sailpoint Technologies Holdings, Inc.*	515	24,895
Envestnet, Inc.*	305	24,199
ACI Worldwide, Inc.*	664	23,041
Sprout Social, Inc. — Class A*	251	22,763
DigitalOcean Holdings, Inc.*	278	22,332
Blackbaud, Inc.*	272	21,483
MACOM Technology Solutions Holdings, Inc.*	273	21,376
Kulicke & Soffa Industries, Inc.	345	20,886
Insight Enterprises, Inc.*	193	20,574
Box, Inc. — Class A*	776	20,323
Altair Engineering, Inc. — Class A*	260	20,103
FormFactor, Inc.*	437	19,980
Verint Systems, Inc.*	363	19,061
Rambus, Inc.*	610	17,928
CommVault Systems, Inc.*	257	17,712
Cerence, Inc.*	212	16,248
PagerDuty, Inc.*	454	15,777
Apollo Medical Holdings, Inc.*	211	15,504
Momentive Global, Inc.*	730	15,440
3D Systems Corp.*	683	14,712
Appian Corp.*	222	14,477
Ultra Clean Holdings, Inc.*	250	14,340
Amkor Technology, Inc.	574	14,229
Bottomline Technologies DE, Inc.*	248	14,005
Axcelis Technologies, Inc.*	187	13,943
NetScout Systems, Inc.*	394	13,033
LivePerson, Inc.*	364	13,002
Allscripts Healthcare Solutions, Inc.*	697	12,860
Appfolio, Inc. — Class A*	106	12,832
Vocera Communications, Inc.*	194	12,579
E2open Parent Holdings, Inc.*	1,105	12,442
Evolent Health, Inc. — Class A*	436	12,064
Progress Software Corp.	247	11,923
Outset Medical, Inc.*	257	11,845
Cardlytics, Inc.*	179	11,830
Zuora, Inc. — Class A*	627	11,712
Verra Mobility Corp.*	754	11,634
1Life Healthcare, Inc.*	655	11,508
Phreesia, Inc.*	274	11,415
ManTech International Corp. — Class A	154	11,231
Xperi Holding Corp.	590	11,157
Health Catalyst, Inc.*	281	11,133
Super Micro Computer, Inc.*	243	10,680
CSG Systems International, Inc.	183	10,544
8x8, Inc.*	624	10,458
Cohu, Inc.*	269	10,246
BigCommerce Holdings, Inc.*	272	9,621
TTEC Holdings, Inc.	104	9,417
Bandwidth, Inc. — Class A*	130	9,329
Impinj, Inc.*	105	9,313
Avaya Holdings Corp.*	464	9,187
Grid Dynamics Holdings, Inc.*	236	8,961
JFrog Ltd.*	298	8,851
Schrodinger Incorporated/United States*	254	8,847
Veeco Instruments, Inc.*	280	7,972
Donnelley Financial Solutions, Inc.*	165	7,778
PROS Holdings, Inc.*	224	7,726
Domo, Inc. — Class B*	155	7,688
Ping Identity Holding Corp.*	335	7,665
Unisys Corp.*	369	7,590
Alpha & Omega Semiconductor Ltd.*	119	7,207
PAR Technology Corp.*	136	7,177
SMART Global Holdings, Inc.*	99	7,028
Porch Group, Inc.*	433	6,750
Avid Technology, Inc.*	203	6,612
CTS Corp.	179	6,573
Pitney Bowes, Inc.	989	6,557
Sumo Logic, Inc.*	482	6,536
Photronics, Inc.*	339	6,390
Alignment Healthcare, Inc.*	441	6,200
Yext, Inc.*	625	6,200
Model N, Inc.*	200	6,006
Sapiens International Corporation N.V.	173	5,960

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
NextGen Healthcare, Inc.*	315	$5,604
CEVA, Inc.*	127	5,491
PDF Solutions, Inc.*	167	5,309
Desktop Metal, Inc. — Class A*	1,053	5,212
Conduent, Inc.*	942	5,030
Parsons Corp.*	147	4,947
Agilysys, Inc.*	111	4,935
PowerSchool Holdings, Inc. — Class A*	299	4,925
Consensus Cloud Solutions, Inc.*	81	4,687
Digi International, Inc.*	190	4,668
American Software, Inc. — Class A	176	4,606
Ebix, Inc.	149	4,530
Ouster, Inc.*	870	4,524
Mitek Systems, Inc.*	241	4,278
Rackspace Technology, Inc.*	306	4,122
Simulations Plus, Inc.	86	4,068
PAE, Inc.*	390	3,873
Diebold Nixdorf, Inc.*	404	3,656
Veritone, Inc.*	159	3,574
Telos Corp.*	224	3,454
OneSpan, Inc.*	197	3,335
Corsair Gaming, Inc.*	154	3,235
Alkami Technology, Inc.*	158	3,169
Privia Health Group, Inc.*	113	2,923
Upland Software, Inc.*	162	2,906
Cantaloupe, Inc.*	327	2,904
Vuzix Corp.*,1	330	2,861
BTRS Holdings, Inc. — Class A*	364	2,846
Digimarc Corp.*	72	2,843
Inseego Corp.*,1	469	2,734
ON24, Inc.*	151	2,620
Enfusion, Inc. — Class A*	121	2,534
Daily Journal Corp.*	7	2,497
Brightcove, Inc.*	229	2,340
Computer Programs and Systems, Inc.*	79	2,315
Atomera, Inc.*	114	2,294
EngageSmart, Inc.*	89	2,147
AvidXchange Holdings, Inc.*	141	2,123
Integral Ad Science Holding Corp.*	95	2,110
HireRight Holdings Corp.*	125	2,000
AXT, Inc.*	225	1,982
Tabula Rasa HealthCare, Inc.*	127	1,905
Sterling Check Corp.*	92	1,887
Quantum Corp.*	322	1,777
Genius Brands International, Inc.*	1,588	1,667
Instructure Holdings, Inc.*	68	1,631
CoreCard Corp.*,1	41	1,591
CS Disco, Inc.*	43	1,537
MeridianLink, Inc.*	70	1,511
Udemy, Inc.*,1	77	1,505
Benefitfocus, Inc.*	141	1,503
EverCommerce, Inc.*	94	1,481
Rimini Street, Inc.*	246	1,469
Intapp, Inc.*	57	1,434
EMCORE Corp.*	205	1,431
Smith Micro Software, Inc.*	259	1,274
GTY Technology Holdings, Inc.*	180	1,206
Rekor Systems, Inc.*	177	1,159
eGain Corp.*	115	1,148
Castlight Health, Inc. — Class B*	684	1,053
PlayAGS, Inc.*	155	1,052
DarioHealth Corp.*	76	986
Forian, Inc.*	105	947
SecureWorks Corp. — Class A*	56	894
iCAD, Inc.*	123	886
SkyWater Technology, Inc.*	46	746
Convey Health Solutions Holdings, Inc.*	76	635
Viant Technology, Inc. — Class A*	65	631
Outbrain, Inc.*	45	630
StarTek, Inc.*	95	496
GreenBox POS*	103	433
IBEX Holdings Ltd.*	32	412
Kaltura, Inc.*	98	330
NantHealth, Inc.*	151	159
Total Technology		1,928,445
Energy - 2.1%
Ovintiv, Inc.	1,475	49,708
Chesapeake Energy Corp.	590	38,067
Antero Resources Corp.*	1,610	28,175
PDC Energy, Inc.	542	26,439
Southwestern Energy Co.*	5,647	26,315
Range Resources Corp.*	1,345	23,981
Equitrans Midstream Corp.	2,301	23,792
ChampionX Corp.*	1,141	23,060
Matador Resources Co.	623	23,001
Denbury, Inc.*	284	21,752
Murphy Oil Corp.	825	21,541
SM Energy Co.	675	19,899
California Resources Corp.	465	19,860
CNX Resources Corp.*	1,166	16,033
Magnolia Oil & Gas Corp. — Class A	783	14,775
Oasis Petroleum, Inc.	114	14,363
Whiting Petroleum Corp.*	222	14,359
Helmerich & Payne, Inc.	592	14,030
Sunnova Energy International, Inc.*	484	13,513
Callon Petroleum Co.*	264	12,474
Stem, Inc.*	634	12,027
Civitas Resources, Inc.	242	11,851
Array Technologies, Inc.*	719	11,281
Renewable Energy Group, Inc.*	252	10,695
FuelCell Energy, Inc.*,1	2,054	10,681
SunPower Corp. — Class A*,1	450	9,392
Green Plains, Inc.*	268	9,316
Patterson-UTI Energy, Inc.	1,049	8,864
Kosmos Energy Ltd.*	2,280	7,889
Arch Resources, Inc.	84	7,671
Warrior Met Coal, Inc.	289	7,430
PBF Energy, Inc. — Class A*	542	7,030
Oceaneering International, Inc.*	560	6,334
Tellurian, Inc.*	2,026	6,240
Centennial Resource Development, Inc. — Class A*	1,019	6,094
Northern Oil and Gas, Inc.	294	6,051
Archrock, Inc.	759	5,677
Delek US Holdings, Inc.*	369	5,531
NOW, Inc.*	620	5,295
Brigham Minerals, Inc. — Class A	245	5,167

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Liberty Oilfield Services, Inc. — Class A*	511	$4,957
Gevo, Inc.*	1,098	4,699
Peabody Energy Corp.*	453	4,562
CONSOL Energy, Inc.*	192	4,360
Laredo Petroleum, Inc.*	71	4,269
Bristow Group, Inc.*	132	4,180
Comstock Resources, Inc.*	515	4,166
Par Pacific Holdings, Inc.*	252	4,156
DMC Global, Inc.*	104	4,119
ProPetro Holding Corp.*	480	3,888
US Silica Holdings, Inc.*	413	3,882
Dril-Quip, Inc.*	197	3,877
Expro Group Holdings N.V.*	258	3,702
NexTier Oilfield Solutions, Inc.*	972	3,451
Berry Corp.	379	3,191
Nabors Industries Ltd.*	39	3,163
MRC Global, Inc.*	453	3,117
SunCoke Energy, Inc.	467	3,077
TPI Composites, Inc.*	203	3,037
REX American Resources Corp.*	30	2,880
CVR Energy, Inc.	166	2,790
Helix Energy Solutions Group, Inc.*	805	2,512
Tidewater, Inc.*	230	2,463
Ranger Oil Corp. — Class A*	87	2,342
Select Energy Services, Inc. — Class A*	347	2,162
Crescent Energy, Inc. — Class A*	165	2,092
Talos Energy, Inc.*	208	2,038
National Energy Services Reunited Corp.*	213	2,013
TETRA Technologies, Inc.*	689	1,957
Alto Ingredients, Inc.*	402	1,934
Aemetis, Inc.*	151	1,857
Eos Energy Enterprises, Inc.*,1	241	1,812
Cleanspark, Inc.*	188	1,790
RPC, Inc.*	380	1,725
W&T Offshore, Inc.*	528	1,705
Oil States International, Inc.*	340	1,690
Newpark Resources, Inc.*	508	1,493
Earthstone Energy, Inc. — Class A*	134	1,466
FTS International, Inc. — Class A*	49	1,286
Solaris Oilfield Infrastructure, Inc. — Class A	176	1,153
FutureFuel Corp.	145	1,108
Matrix Service Co.*	147	1,105
Falcon Minerals Corp.	221	1,076
Beam Global*	49	911
Advent Technologies Holdings, Inc.*	89	624
HighPeak Energy, Inc.	28	410
Riley Exploration Permian, Inc.	14	270
Total Energy		726,170
Communications - 2.1%
Vonage Holdings Corp.*	1,360	28,274
Iridium Communications, Inc.*	665	27,458
Mimecast Ltd.*	342	27,213
Calix, Inc.*	310	24,791
Q2 Holdings, Inc.*	307	24,388
Perficient, Inc.*	182	23,531
TEGNA, Inc.	1,244	23,089
Upwork, Inc.*	664	22,682
Viavi Solutions, Inc.*	1,286	22,659
Cargurus, Inc.*	531	17,863
Cogent Communications Holdings, Inc.	239	17,490
Yelp, Inc. — Class A*	402	14,568
Shutterstock, Inc.	131	14,525
Overstock.com, Inc.*	241	14,221
TechTarget, Inc.*	144	13,775
iHeartMedia, Inc. — Class A*	630	13,255
Open Lending Corp. — Class A*	586	13,173
Magnite, Inc.*	731	12,792
InterDigital, Inc.	174	12,464
Maxar Technologies, Inc.	403	11,901
Houghton Mifflin Harcourt Co.*	715	11,511
fuboTV, Inc.*	739	11,469
Telephone & Data Systems, Inc.	568	11,445
Revolve Group, Inc.*	202	11,320
Extreme Networks, Inc.*	694	10,896
Liberty Latin America Ltd. — Class C*	869	9,907
Infinera Corp.*	1,019	9,772
Gray Television, Inc.	480	9,677
Stitch Fix, Inc. — Class A*	452	8,552
ePlus, Inc.*	148	7,974
Eventbrite, Inc. — Class A*	422	7,360
Plantronics, Inc.*	237	6,954
Shenandoah Telecommunications Co.	271	6,910
Sinclair Broadcast Group, Inc. — Class A	258	6,819
Clear Channel Outdoor Holdings, Inc.*	2,043	6,762
WideOpenWest, Inc.*	295	6,348
EW Scripps Co. — Class A*	322	6,231
Cars.com, Inc.*	385	6,195
ADTRAN, Inc.	271	6,187
Scholastic Corp.	148	5,914
Harmonic, Inc.*	502	5,903
EchoStar Corp. — Class A*	223	5,876
AMC Networks, Inc. — Class A*	164	5,648
A10 Networks, Inc.	338	5,604
Clearfield, Inc.*	64	5,403
RealReal, Inc.*	442	5,132
QuinStreet, Inc.*	279	5,075
IDT Corp. — Class B*	113	4,990
NETGEAR, Inc.*	170	4,966
Tucows, Inc. — Class A*	55	4,610
Gogo, Inc.*	332	4,492
NeoPhotonics Corp.*	288	4,427
Gannett Company, Inc.*	791	4,216
ChannelAdvisor Corp.*	164	4,048
Globalstar, Inc.*,1	3,415	3,961
Anterix, Inc.*	65	3,819
HealthStream, Inc.*	141	3,717
Quotient Technology, Inc.*	500	3,710
1-800-Flowers.com, Inc. — Class A*	150	3,506
Advantage Solutions, Inc.*	429	3,441
Liquidity Services, Inc.*	148	3,268
CarParts.com, Inc.*	274	3,069
Consolidated Communications Holdings, Inc.*	410	3,067
Groupon, Inc.*	132	3,057

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
Stagwell, Inc.*	346	$3,000
Boston Omaha Corp. — Class A*	99	2,844
United States Cellular Corp.*	87	2,742
Liberty Latin America Ltd. — Class A*	235	2,740
ATN International, Inc.	63	2,517
Ooma, Inc.*	122	2,494
Limelight Networks, Inc.*	703	2,411
Ribbon Communications, Inc.*	395	2,390
Entravision Communications Corp. — Class A	338	2,292
Telesat Corp.*,1	72	2,064
MediaAlpha, Inc. — Class A*	118	1,822
Thryv Holdings, Inc.*	43	1,768
Aviat Networks, Inc.*	54	1,732
Audacy, Inc.*	663	1,704
EverQuote, Inc. — Class A*	107	1,676
Lands' End, Inc.*	80	1,570
DZS, Inc.*	95	1,541
Cambium Networks Corp.*	59	1,512
CalAmp Corp.*	196	1,384
Couchbase, Inc.*,1	54	1,348
comScore, Inc.*	393	1,313
Preformed Line Products Co.	17	1,100
Bright Health Group, Inc.*	298	1,025
Solo Brands, Inc. — Class A*,1	65	1,016
Casa Systems, Inc.*	177	1,004
National CineMedia, Inc.	338	950
VirnetX Holding Corp.*	356	926
CuriosityStream, Inc.*	146	866
KVH Industries, Inc.*	85	781
Hemisphere Media Group, Inc.*	90	654
Fluent, Inc.*	243	483
1stdibs.com, Inc.*	38	475
HyreCar, Inc.*	99	466
LiveOne, Inc.*	327	419
Value Line, Inc.	6	281
Digital Media Solutions, Inc. — Class A*	18	86
Total Communications		706,716
Basic Materials - 1.5%
Balchem Corp.	181	30,517
Rogers Corp.*	105	28,665
Commercial Metals Co.	676	24,532
Sensient Technologies Corp.	238	23,814
HB Fuller Co.	293	23,733
Livent Corp.*	911	22,210
Arconic Corp.*	594	19,608
MP Materials Corp.*	410	18,622
Cabot Corp.	315	17,703
Quaker Chemical Corp.	76	17,539
Ingevity Corp.*	223	15,989
Hecla Mining Co.	2,991	15,613
Tronox Holdings plc — Class A	644	15,475
Stepan Co.	120	14,915
Minerals Technologies, Inc.	189	13,825
Innospec, Inc.	138	12,467
Constellium SE*	690	12,358
Trinseo plc	218	11,436
Allegheny Technologies, Inc.*	717	11,422
Codexis, Inc.*	338	10,569
Ferro Corp.*	462	10,086
Compass Minerals International, Inc.	193	9,858
Novagold Resources, Inc.*	1,334	9,151
GCP Applied Technologies, Inc.*	276	8,738
Kaiser Aluminum Corp.	89	8,361
Kraton Corp.*	176	8,152
Carpenter Technology Corp.	267	7,794
Schnitzer Steel Industries, Inc. — Class A	146	7,580
AdvanSix, Inc.	154	7,277
Coeur Mining, Inc.*	1,440	7,258
Energy Fuels, Inc.*	831	6,341
Orion Engineered Carbons S.A.	340	6,243
Schweitzer-Mauduit International, Inc.	176	5,262
Amyris, Inc.*,1	961	5,199
Century Aluminum Co.*	289	4,786
Neenah, Inc.	95	4,397
Uranium Energy Corp.*	1,298	4,348
Danimer Scientific, Inc.*	503	4,286
Glatfelter Corp.	246	4,231
Hawkins, Inc.	107	4,221
Verso Corp. — Class A	151	4,080
Koppers Holdings, Inc.*	117	3,662
Clearwater Paper Corp.*	92	3,374
Zymergen, Inc.*	445	2,977
Ecovyst, Inc.	288	2,949
Gatos Silver, Inc.*	260	2,699
American Vanguard Corp.	164	2,688
Intrepid Potash, Inc.*	56	2,393
Rayonier Advanced Materials, Inc.*	347	1,981
Kronos Worldwide, Inc.	125	1,876
Unifi, Inc.*	75	1,736
United States Lime & Minerals, Inc.	12	1,548
Ur-Energy, Inc.*	1,017	1,241
Oil-Dri Corporation of America	29	949
Perpetua Resources Corp.*	150	712
Marrone Bio Innovations, Inc.*	563	406
PolyMet Mining Corp.*	162	405
Valhi, Inc.	14	403
Total Basic Materials		530,660
Utilities - 1.3%
Portland General Electric Co.	506	26,778
Black Hills Corp.	354	24,982
Brookfield Infrastructure Corp. — Class A	347	23,686
Southwest Gas Holdings, Inc.	332	23,257
ONE Gas, Inc.	296	22,967
New Jersey Resources Corp.	543	22,296
PNM Resources, Inc.	481	21,938
American States Water Co.	208	21,516
California Water Service Group	289	20,768
Ormat Technologies, Inc.	254	20,142
ALLETE, Inc.	295	19,573
Spire, Inc.	285	18,588
MGE Energy, Inc.	205	16,861
NorthWestern Corp.	291	16,634
Clearway Energy, Inc. — Class C	461	16,610
Avista Corp.	390	16,571
Otter Tail Corp.	232	16,569
South Jersey Industries, Inc.	579	15,123
Chesapeake Utilities Corp.	97	14,143
Ameresco, Inc. — Class A*	173	14,089
Middlesex Water Co.	97	11,669

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
SJW Group	156	$11,419
Northwest Natural Holding Co.	172	8,390
Clearway Energy, Inc. — Class A	195	6,529
Unitil Corp.	88	4,047
York Water Co.	73	3,634
Artesian Resources Corp. — Class A	46	2,131
Global Water Resources, Inc.	70	1,197
FTC Solar, Inc.*	107	809
Via Renewables, Inc.	68	777
Total Utilities		443,693
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	175	2,905
Total Common Stocks
(Cost $16,970,546)		16,635,833

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	505	–
Tobira Therapeutics, Inc.*	141	–
Oncternal Therapeutics, Inc.*	7	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $104)		–

EXCHANGE-TRADED FUNDS† - 8.2%
iShares Russell 2000 Index ETF[1]	6,356	1,413,892
Vanguard Russell 2000 ETF[1]	15,743	1,413,879
Total Exchange-Traded Funds
(Cost $2,799,130)		2,827,771

	Face Amount
FEDERAL AGENCY NOTES†† - 13.1%
Federal Home Loan Bank
1.70% due 01/24/24	$2,500,000	2,502,318
Federal Farm Credit Bank
0.38% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,000,000	2,001,552
Total Federal Agency Notes
(Cost $4,515,910)		4,503,870

U.S. GOVERNMENT SECURITIES†† - 11.7%
United States Treasury Note
1.75% due 05/15/22	4,000,000	4,023,438
Total U.S. Government Securities
(Cost $4,024,807)		4,023,438

U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	1,000,000	999,557
0.04% due 01/06/22[4,5]	13,000	13,000
Total U.S. Treasury Bills
(Cost $1,012,628)		1,012,557

REPURCHASE AGREEMENTS††,6 - 14.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	2,875,457	2,875,457
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	1,189,204	1,189,204
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	1,081,094	1,081,094
Total Repurchase Agreements
(Cost $5,145,755)		5,145,755

	Shares
SECURITIES LENDING COLLATERAL†,7 - 6.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	2,085,823	2,085,823
Total Securities Lending Collateral
(Cost $2,085,823)		2,085,823
Total Investments - 105.1%
(Cost $36,554,703)		$36,235,047
Other Assets & Liabilities, net - (5.1)%		(1,773,528)
Total Net Assets - 100.0%		$34,461,519

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	9	Mar 2022	$1,009,125	$12,195

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	01/26/22	3,218	$7,224,431	$268,974
BNP Paribas	Russell 2000 Index	Pay	0.28% (Federal Funds Rate + 0.20%)	At Maturity	01/27/22	2,503	5,619,273	125,392
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	01/27/22	507	1,139,255	25,442
							$13,982,959	$419,808

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$16,635,833	$—	$—		$16,635,833
Rights	—	—	—	*	—
Exchange-Traded Funds	2,827,771	—	—		2,827,771
Federal Agency Notes	—	4,503,870	—		4,503,870
U.S. Government Securities	—	4,023,438	—		4,023,438
U.S. Treasury Bills	—	1,012,557	—		1,012,557
Repurchase Agreements	—	5,145,755	—		5,145,755
Securities Lending Collateral	2,085,823	—	—		2,085,823
Equity Futures Contracts**	12,195	—	—		12,195
Equity Index Swap Agreements**	—	419,808	—		419,808
Total Assets	$21,561,622	$15,105,428	$—		$36,667,050

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.9%
Technology - 24.6%
Apple, Inc.	87,754	$15,582,478
Microsoft Corp.	42,271	14,216,583
NVIDIA Corp.	14,075	4,139,598
Broadcom, Inc.	2,317	1,541,755
Adobe, Inc.*	2,679	1,519,154
Accenture plc — Class A	3,556	1,474,140
salesforce.com, Inc.*	5,512	1,400,765
Intel Corp.	22,898	1,179,247
QUALCOMM, Inc.	6,306	1,153,178
Intuit, Inc.	1,594	1,025,293
Texas Instruments, Inc.	5,200	980,044
Advanced Micro Devices, Inc.*	6,799	978,376
Applied Materials, Inc.	5,084	800,018
Oracle Corp.	9,081	791,954
ServiceNow, Inc.*	1,120	727,003
International Business Machines Corp.	5,049	674,849
Micron Technology, Inc.	6,298	586,659
Lam Research Corp.	793	570,286
Analog Devices, Inc.	3,027	532,056
Fidelity National Information Services, Inc.	3,428	374,166
KLA Corp.	854	367,314
Autodesk, Inc.*	1,238	348,113
Fiserv, Inc.*	3,346	347,281
NXP Semiconductor N.V.	1,497	340,987
Synopsys, Inc.*	859	316,542
Xilinx, Inc.	1,396	295,994
Roper Technologies, Inc.	594	292,165
Activision Blizzard, Inc.	4,385	291,734
Cadence Design Systems, Inc.*	1,560	290,706
MSCI, Inc. — Class A	464	284,288
Fortinet, Inc.*	765	274,941
Microchip Technology, Inc.	3,124	271,975
Cognizant Technology Solutions Corp. — Class A	2,957	262,345
Paychex, Inc.	1,807	246,655
HP, Inc.	6,489	244,441
EPAM Systems, Inc.*	319	213,235
Electronic Arts, Inc.	1,592	209,985
ANSYS, Inc.*	491	196,950
Zebra Technologies Corp. — Class A*	301	179,155
Cerner Corp.	1,657	153,886
Teradyne, Inc.	918	150,121
Skyworks Solutions, Inc.	930	144,280
Seagate Technology Holdings plc	1,153	130,266
Tyler Technologies, Inc.*	231	124,266
Monolithic Power Systems, Inc.	244	120,373
Broadridge Financial Solutions, Inc.	656	119,930
Hewlett Packard Enterprise Co.	7,365	116,146
NetApp, Inc.	1,259	115,815
Take-Two Interactive Software, Inc.*	649	115,340
Western Digital Corp.*	1,755	114,444
Paycom Software, Inc.*	271	112,516
Akamai Technologies, Inc.*	915	107,092
Qorvo, Inc.*	621	97,118
Ceridian HCM Holding, Inc.*	767	80,121
PTC, Inc.*	595	72,084
Leidos Holdings, Inc.	790	70,231
Jack Henry & Associates, Inc.	417	69,635
Citrix Systems, Inc.	702	66,402
DXC Technology Co.*	1,420	45,710
IPG Photonics Corp.*	201	34,600
Total Technology		57,682,784
Consumer, Non-cyclical - 19.3%
UnitedHealth Group, Inc.	5,303	2,662,848
Johnson & Johnson	14,823	2,535,771
Procter & Gamble Co.	13,625	2,228,778
Pfizer, Inc.	31,602	1,866,098
Thermo Fisher Scientific, Inc.	2,219	1,480,606
Abbott Laboratories	9,956	1,401,207
PepsiCo, Inc.	7,785	1,352,332
AbbVie, Inc.	9,954	1,347,772
Coca-Cola Co.	21,887	1,295,929
PayPal Holdings, Inc.*	6,616	1,247,645
Eli Lilly & Co.	4,470	1,234,703
Danaher Corp.	3,581	1,178,185
Merck & Company, Inc.	14,222	1,089,974
Philip Morris International, Inc.	8,766	832,770
Medtronic plc	7,577	783,841
Bristol-Myers Squibb Co.	12,497	779,188
CVS Health Corp.	7,433	766,788
Intuitive Surgical, Inc.*	2,010	722,193
Amgen, Inc.	3,171	713,380
Zoetis, Inc.	2,664	650,096
S&P Global, Inc.	1,358	640,881
Anthem, Inc.	1,367	633,659
Automatic Data Processing, Inc.	2,372	584,888
Mondelez International, Inc. — Class A	7,854	520,799
Gilead Sciences, Inc.	7,063	512,844
Stryker Corp.	1,890	505,424
Moderna, Inc.*	1,986	504,404
Altria Group, Inc.	10,343	490,155
Estee Lauder Companies, Inc. — Class A	1,305	483,111
Edwards Lifesciences Corp.*	3,515	455,368
Cigna Corp.	1,866	428,489
Becton Dickinson and Co.	1,617	406,643
Colgate-Palmolive Co.	4,745	404,938
Regeneron Pharmaceuticals, Inc.*	595	375,754
Moody's Corp.	911	355,818
HCA Healthcare, Inc.	1,348	346,328
Boston Scientific Corp.*	8,023	340,817
Humana, Inc.	724	335,835
Illumina, Inc.*	880	334,787
IDEXX Laboratories, Inc.*	478	314,744
Vertex Pharmaceuticals, Inc.*	1,431	314,248
IQVIA Holdings, Inc.*	1,076	303,583
IHS Markit Ltd.	2,246	298,538
Dexcom, Inc.*	546	293,175
Align Technology, Inc.*	413	271,415
Kimberly-Clark Corp.	1,896	270,976
Centene Corp.*	3,286	270,766
Baxter International, Inc.	2,819	241,983

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Consumer, Non-cyclical - 19.3% (continued)
Constellation Brands, Inc. — Class A	925	$232,147
General Mills, Inc.	3,411	229,833
Sysco Corp.	2,886	226,695
Global Payments, Inc.	1,634	220,884
Cintas Corp.	495	219,369
McKesson Corp.	860	213,770
ResMed, Inc.	820	213,594
Archer-Daniels-Midland Co.	3,150	212,908
Verisk Analytics, Inc. — Class A	907	207,458
Monster Beverage Corp.*	2,115	203,125
Equifax, Inc.	687	201,147
Biogen, Inc.*	827	198,414
West Pharmaceutical Services, Inc.	417	195,577
Corteva, Inc.	4,104	194,037
Kroger Co.	3,810	172,441
Laboratory Corporation of America Holdings*	539	169,359
Hershey Co.	819	158,452
Gartner, Inc.*	463	154,790
Zimmer Biomet Holdings, Inc.	1,176	149,399
Tyson Foods, Inc. — Class A	1,660	144,686
Kraft Heinz Co.	3,997	143,492
PerkinElmer, Inc.	711	142,954
Church & Dwight Company, Inc.	1,375	140,937
STERIS plc	563	137,040
United Rentals, Inc.*	409	135,907
McCormick & Company, Inc.	1,404	135,641
Waters Corp.*	344	128,174
Catalent, Inc.*	964	123,421
Clorox Co.	692	120,657
Quest Diagnostics, Inc.	691	119,550
Cooper Companies, Inc.	278	116,465
Bio-Techne Corp.	221	114,332
AmerisourceBergen Corp. — Class A	842	111,893
Hologic, Inc.*	1,427	109,251
Charles River Laboratories International, Inc.*	284	107,006
FleetCor Technologies, Inc.*	457	102,295
Avery Dennison Corp.	466	100,922
Kellogg Co.	1,440	92,765
Conagra Brands, Inc.	2,702	92,273
Bio-Rad Laboratories, Inc. — Class A*	122	92,180
Viatris, Inc.	6,809	92,126
Quanta Services, Inc.	802	91,957
ABIOMED, Inc.*	256	91,948
MarketAxess Holdings, Inc.	214	88,012
Teleflex, Inc.	264	86,719
J M Smucker Co.	611	82,986
Cardinal Health, Inc.	1,587	81,715
Incyte Corp.*	1,057	77,584
Hormel Foods Corp.	1,588	77,510
Brown-Forman Corp. — Class B	1,029	74,973
Robert Half International, Inc.	627	69,923
Dentsply Sirona, Inc.	1,231	68,677
Henry Schein, Inc.*	781	60,551
Universal Health Services, Inc. — Class B	412	53,420
Lamb Weston Holdings, Inc.	822	52,098
Campbell Soup Co.	1,140	49,544
Molson Coors Beverage Co. — Class B	1,061	49,178
Rollins, Inc.	1,274	43,584
Organon & Co.	1,428	43,483
DaVita, Inc.*	367	41,750
Nielsen Holdings plc	2,020	41,430
Total Consumer, Non-cyclical		45,114,882
Communications - 14.7%
Amazon.com, Inc.*	2,456	8,189,139
Alphabet, Inc. — Class A*	1,694	4,907,586
Alphabet, Inc. — Class C*	1,575	4,557,404
Meta Platforms, Inc. — Class A*	13,323	4,481,191
Walt Disney Co.*	10,231	1,584,680
Cisco Systems, Inc.	23,747	1,504,847
Netflix, Inc.*	2,494	1,502,485
Comcast Corp. — Class A	25,671	1,292,021
Verizon Communications, Inc.	23,310	1,211,188
AT&T, Inc.	40,206	989,068
Booking Holdings, Inc.*	231	554,222
Charter Communications, Inc. — Class A*	697	454,423
T-Mobile US, Inc.*	3,305	383,314
Motorola Solutions, Inc.	951	258,387
eBay, Inc.	3,525	234,413
Match Group, Inc.*	1,594	210,807
Twitter, Inc.*	4,502	194,576
Arista Networks, Inc.*	1,263	181,556
Corning, Inc.	4,324	160,982
CDW Corp.	764	156,452
Etsy, Inc.*	714	156,323
Expedia Group, Inc.*	822	148,552
VeriSign, Inc.*	544	138,078
ViacomCBS, Inc. — Class B	3,416	103,095
FactSet Research Systems, Inc.	212	103,034
Omnicom Group, Inc.	1,197	87,704
NortonLifeLock, Inc.	3,275	85,085
F5, Inc.*	340	83,201
Interpublic Group of Companies, Inc.	2,217	83,027
Fox Corp. — Class A	1,804	66,568
Juniper Networks, Inc.	1,831	65,385
Lumen Technologies, Inc.	5,189	65,122
News Corp. — Class A	2,213	49,372
DISH Network Corp. — Class A*	1,406	45,611
Discovery, Inc. — Class C*	1,710	39,159
Fox Corp. — Class B	828	28,375
Discovery, Inc. — Class A*,1	954	22,457
News Corp. — Class B	686	15,435
Total Communications		34,394,324
Financial - 14.0%
Berkshire Hathaway, Inc. — Class B*	10,311	3,082,989
JPMorgan Chase & Co.	16,639	2,634,786
Visa, Inc. — Class A	9,442	2,046,176
Bank of America Corp.	40,549	1,804,025
Mastercard, Inc. — Class A	4,884	1,754,919
Wells Fargo & Co.	22,449	1,077,103
Morgan Stanley	8,083	793,427

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Financial - 14.0% (continued)
American Tower Corp. — Class A REIT	2,564	$749,970
BlackRock, Inc. — Class A	804	736,110
Goldman Sachs Group, Inc.	1,912	731,436
Charles Schwab Corp.	8,464	711,822
Prologis, Inc. REIT	4,163	700,883
Citigroup, Inc.	11,172	674,677
American Express Co.	3,532	577,835
Crown Castle International Corp. REIT	2,433	507,865
Marsh & McLennan Companies, Inc.	2,843	494,170
PNC Financial Services Group, Inc.	2,380	477,238
Chubb Ltd.	2,425	468,777
CME Group, Inc. — Class A	2,023	462,174
Truist Financial Corp.	7,516	440,062
Intercontinental Exchange, Inc.	3,172	433,834
Equinix, Inc. REIT	507	428,841
U.S. Bancorp	7,597	426,723
Aon plc — Class A	1,241	372,995
Capital One Financial Corp.	2,396	347,636
Progressive Corp.	3,294	338,129
Public Storage REIT	859	321,747
Simon Property Group, Inc. REIT	1,851	295,734
Digital Realty Trust, Inc. REIT	1,598	282,638
American International Group, Inc.	4,675	265,820
MetLife, Inc.	4,026	251,585
T. Rowe Price Group, Inc.	1,265	248,750
Bank of New York Mellon Corp.	4,278	248,466
SBA Communications Corp. REIT	612	238,080
Prudential Financial, Inc.	2,128	230,335
Realty Income Corp. REIT	3,185	228,014
SVB Financial Group*	331	224,497
Travelers Companies, Inc.	1,385	216,656
Welltower, Inc. REIT	2,451	210,222
First Republic Bank	1,009	208,369
CBRE Group, Inc. — Class A*	1,884	204,433
Aflac, Inc.	3,427	200,102
AvalonBay Communities, Inc. REIT	787	198,788
Arthur J Gallagher & Co.	1,167	198,005
State Street Corp.	2,059	191,487
Discover Financial Services	1,650	190,674
Ameriprise Financial, Inc.	630	190,046
Allstate Corp.	1,614	189,887
Alexandria Real Estate Equities, Inc. REIT	794	177,030
Equity Residential REIT	1,921	173,851
Weyerhaeuser Co. REIT	4,217	173,656
Extra Space Storage, Inc. REIT	754	170,954
Fifth Third Bancorp	3,850	167,668
Willis Towers Watson plc	703	166,955
Mid-America Apartment Communities, Inc. REIT	648	148,677
Synchrony Financial	3,081	142,928
Duke Realty Corp. REIT	2,144	140,732
Northern Trust Corp.	1,169	139,824
Nasdaq, Inc.	660	138,607
Hartford Financial Services Group, Inc.	1,916	132,281
Essex Property Trust, Inc. REIT	366	128,916
Huntington Bancshares, Inc.	8,144	125,580
KeyCorp	5,242	121,247
Regions Financial Corp.	5,367	117,001
Ventas, Inc. REIT	2,247	114,867
Citizens Financial Group, Inc.	2,400	113,400
M&T Bank Corp.	725	111,346
Signature Bank	341	110,303
Healthpeak Properties, Inc. REIT	3,035	109,533
Raymond James Financial, Inc.	1,044	104,818
Principal Financial Group, Inc.	1,388	100,394
UDR, Inc. REIT	1,636	98,144
Cincinnati Financial Corp.	844	96,157
Brown & Brown, Inc.	1,320	92,770
Boston Properties, Inc. REIT	800	92,144
Kimco Realty Corp. REIT	3,471	85,560
Iron Mountain, Inc. REIT	1,630	85,298
Cboe Global Markets, Inc.	600	78,240
Host Hotels & Resorts, Inc. REIT*	4,020	69,908
Regency Centers Corp. REIT	868	65,404
Lincoln National Corp.	956	65,257
Loews Corp.	1,128	65,153
W R Berkley Corp.	786	64,758
Comerica, Inc.	738	64,206
Everest Re Group Ltd.	222	60,810
Zions Bancorp North America	882	55,707
Federal Realty Investment Trust REIT*	394	53,710
Franklin Resources, Inc.	1,582	52,981
Assurant, Inc.	321	50,031
Globe Life, Inc.	523	49,016
Invesco Ltd.	1,922	44,244
People's United Financial, Inc.	2,410	42,946
Vornado Realty Trust REIT	895	37,465
Total Financial		32,909,414
Consumer, Cyclical - 9.9%
Tesla, Inc.*	4,580	4,840,052
Home Depot, Inc.	5,942	2,465,989
Costco Wholesale Corp.	2,488	1,412,438
NIKE, Inc. — Class B	7,194	1,199,024
Walmart, Inc.	8,007	1,158,533
McDonald's Corp.	4,207	1,127,770
Lowe's Companies, Inc.	3,899	1,007,814
Starbucks Corp.	6,644	777,149
Target Corp.	2,748	635,997
TJX Companies, Inc.	6,771	514,054
General Motors Co.*	8,174	479,242
Ford Motor Co.	22,101	459,038
Dollar General Corp.	1,314	309,881
Chipotle Mexican Grill, Inc. — Class A*	158	276,224
O'Reilly Automotive, Inc.*	380	268,367
Marriott International, Inc. — Class A*	1,540	254,470
Aptiv plc*	1,523	251,219
AutoZone, Inc.*	118	247,374
Hilton Worldwide Holdings, Inc.*	1,569	244,748
Yum! Brands, Inc.	1,651	229,258

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Consumer, Cyclical - 9.9% (continued)
Ross Stores, Inc.	2,001	$228,674
Walgreens Boots Alliance, Inc.	4,045	210,987
Fastenal Co.	3,238	207,426
DR Horton, Inc.	1,835	199,006
Copart, Inc.*	1,201	182,096
Dollar Tree, Inc.*	1,267	178,039
Lennar Corp. — Class A	1,531	177,841
Cummins, Inc.	805	175,603
PACCAR, Inc.	1,955	172,548
Tractor Supply Co.	641	152,943
Southwest Airlines Co.*	3,333	142,786
Delta Air Lines, Inc.*	3,603	140,805
VF Corp.	1,836	134,432
Pool Corp.	226	127,916
Best Buy Company, Inc.	1,247	126,695
WW Grainger, Inc.	244	126,451
Ulta Beauty, Inc.*	306	126,176
CarMax, Inc.*	913	118,900
Domino's Pizza, Inc.	205	115,688
Caesars Entertainment, Inc.*	1,204	112,610
Genuine Parts Co.	802	112,440
Darden Restaurants, Inc.	731	110,118
NVR, Inc.*	18	106,359
Bath & Body Works, Inc.	1,489	103,917
MGM Resorts International	2,191	98,332
Royal Caribbean Cruises Ltd.*	1,262	97,048
Carnival Corp.*	4,529	91,124
Live Nation Entertainment, Inc.*	761	91,084
LKQ Corp.	1,510	90,645
Advance Auto Parts, Inc.	355	85,157
PulteGroup, Inc.	1,425	81,453
Whirlpool Corp.	342	80,254
United Airlines Holdings, Inc.*	1,823	79,811
Hasbro, Inc.	730	74,299
Las Vegas Sands Corp.*	1,936	72,871
American Airlines Group, Inc.*	3,646	65,482
Tapestry, Inc.	1,549	62,889
BorgWarner, Inc.	1,350	60,844
Mohawk Industries, Inc.*	310	56,476
Wynn Resorts Ltd.*	593	50,429
Penn National Gaming, Inc.*	935	48,480
Newell Brands, Inc.	2,132	46,563
Norwegian Cruise Line Holdings Ltd.*	2,083	43,201
PVH Corp.	400	42,660
Alaska Air Group, Inc.*	705	36,730
Ralph Lauren Corp. — Class A	274	32,568
Under Armour, Inc. — Class A*	1,062	22,504
Under Armour, Inc. — Class C*	1,211	21,846
Gap, Inc.	1,207	21,304
Total Consumer, Cyclical		23,303,151
Industrial - 7.3%
Union Pacific Corp.	3,620	911,986
United Parcel Service, Inc. — Class B	4,105	879,866
Honeywell International, Inc.	3,876	808,185
Raytheon Technologies Corp.	8,427	725,228
Caterpillar, Inc.	3,046	629,730
Boeing Co.*	3,110	626,105
General Electric Co.	6,183	584,108
3M Co.	3,244	576,232
Deere & Co.	1,589	544,852
Lockheed Martin Corp.	1,382	491,177
CSX Corp.	12,488	469,549
Norfolk Southern Corp.	1,370	407,863
Illinois Tool Works, Inc.	1,608	396,854
Eaton Corporation plc	2,245	387,981
Waste Management, Inc.	2,167	361,672
FedEx Corp.	1,376	355,889
Northrop Grumman Corp.	839	324,752
Johnson Controls International plc	3,990	324,427
Emerson Electric Co.	3,366	312,937
TE Connectivity Ltd.	1,837	296,382
Amphenol Corp. — Class A	3,367	294,478
General Dynamics Corp.	1,305	272,053
Agilent Technologies, Inc.	1,704	272,044
Trane Technologies plc	1,337	270,114
Carrier Global Corp.	4,879	264,637
L3Harris Technologies, Inc.	1,105	235,630
Parker-Hannifin Corp.	727	231,273
Rockwell Automation, Inc.	653	227,799
Mettler-Toledo International, Inc.*	129	218,940
Keysight Technologies, Inc.*	1,037	214,151
Otis Worldwide Corp.	2,392	208,271
AMETEK, Inc.	1,302	191,446
Old Dominion Freight Line, Inc.	524	187,791
TransDigm Group, Inc.*	295	187,702
Ball Corp.	1,824	175,597
Stanley Black & Decker, Inc.	918	173,153
Republic Services, Inc. — Class A	1,178	164,272
Martin Marietta Materials, Inc.	352	155,063
Vulcan Materials Co.	747	155,062
Fortive Corp.	2,019	154,029
Dover Corp.	811	147,278
Ingersoll Rand, Inc.	2,295	141,992
Expeditors International of Washington, Inc.	954	128,113
Generac Holdings, Inc.*	355	124,932
Trimble, Inc.*	1,413	123,199
Xylem, Inc.	1,015	121,719
Garmin Ltd.	855	116,425
Teledyne Technologies, Inc.*	263	114,902
Amcor plc	8,632	103,670
Jacobs Engineering Group, Inc.	734	102,195
IDEX Corp.	428	101,145
Westinghouse Air Brake Technologies Corp.	1,052	96,900
J.B. Hunt Transport Services, Inc.	473	96,681
Masco Corp.	1,374	96,482
Textron, Inc.	1,241	95,805
Fortune Brands Home & Security, Inc.	764	81,672
CH Robinson Worldwide, Inc.	732	78,785
Packaging Corporation of America	535	72,840
Howmet Aerospace, Inc.	2,165	68,912
Pentair plc	932	68,064
Allegion plc	506	67,015

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Industrial - 7.3% (continued)
Westrock Co.	1,503	$66,673
Snap-on, Inc.	303	65,260
A O Smith Corp.	750	64,388
Sealed Air Corp.	834	56,270
Huntington Ingalls Industries, Inc.	226	42,203
Total Industrial		17,112,800
Energy - 2.7%
Exxon Mobil Corp.	23,836	1,458,525
Chevron Corp.	10,854	1,273,717
ConocoPhillips	7,426	536,009
EOG Resources, Inc.	3,294	292,606
Schlumberger N.V.	7,897	236,515
Pioneer Natural Resources Co.	1,278	232,443
Marathon Petroleum Corp.	3,466	221,789
Phillips 66	2,467	178,759
Williams Companies, Inc.	6,841	178,140
Kinder Morgan, Inc.	10,979	174,127
Valero Energy Corp.	2,302	172,903
Devon Energy Corp.	3,545	156,157
ONEOK, Inc.	2,511	147,546
Occidental Petroleum Corp.	4,996	144,834
Enphase Energy, Inc.*	760	139,034
Baker Hughes Co.	4,921	118,399
Halliburton Co.	5,040	115,265
Hess Corp.	1,552	114,895
Diamondback Energy, Inc.	959	103,428
Coterra Energy, Inc. — Class A	4,581	87,039
SolarEdge Technologies, Inc.*	296	83,049
Marathon Oil Corp.	4,383	71,969
APA Corp.	2,045	54,990
Total Energy		6,292,138
Utilities - 2.4%
NextEra Energy, Inc.	11,047	1,031,348
Duke Energy Corp.	4,332	454,427
Southern Co.	5,967	409,217
Dominion Energy, Inc.	4,560	358,234
Exelon Corp.	5,508	318,142
American Electric Power Company, Inc.	2,836	252,319
Sempra Energy	1,798	237,839
Xcel Energy, Inc.	3,033	205,334
American Water Works Company, Inc.	1,022	193,015
Public Service Enterprise Group, Inc.	2,847	189,980
Eversource Energy	1,936	176,137
WEC Energy Group, Inc.	1,776	172,396
Consolidated Edison, Inc.	1,992	169,957
Edison International	2,139	145,987
DTE Energy Co.	1,091	130,418
Ameren Corp.	1,450	129,064
Entergy Corp.	1,132	127,520
FirstEnergy Corp.	3,065	127,473
PPL Corp.	4,227	127,064
CMS Energy Corp.	1,631	106,097
CenterPoint Energy, Inc.	3,541	98,829
AES Corp.	3,754	91,222
Evergy, Inc.	1,291	88,576
Alliant Energy Corp.	1,410	86,673
Atmos Energy Corp.	746	78,158
NiSource, Inc.	2,211	61,046
NRG Energy, Inc.	1,378	59,364
Pinnacle West Capital Corp.	635	44,825
Total Utilities		5,670,661
Basic Materials - 2.0%
Linde plc	2,886	999,797
Sherwin-Williams Co.	1,358	478,233
Air Products and Chemicals, Inc.	1,247	379,412
Freeport-McMoRan, Inc.	8,268	345,023
Ecolab, Inc.	1,404	329,364
Newmont Corp.	4,490	278,470
Dow, Inc.	4,164	236,182
DuPont de Nemours, Inc.	2,917	235,635
PPG Industries, Inc.	1,337	230,552
International Flavors & Fragrances, Inc.	1,433	215,882
Nucor Corp.	1,610	183,782
Albemarle Corp.	659	154,055
LyondellBasell Industries N.V. — Class A	1,480	136,500
Celanese Corp. — Class A	613	103,021
International Paper Co.	2,181	102,463
Eastman Chemical Co.	757	91,529
CF Industries Holdings, Inc.	1,208	85,502
Mosaic Co.	2,085	81,920
FMC Corp.	714	78,462
Total Basic Materials		4,745,784
Total Common Stocks
(Cost $156,682,885)		227,225,938

	Face Amount
REPURCHASE AGREEMENTS††,2 - 3.2%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[3]	$4,159,577	4,159,577
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[3]	1,720,277	1,720,277
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[3]	1,563,888	1,563,888
Total Repurchase Agreements
(Cost $7,443,742)		7,443,742

	Shares
SECURITIES LENDING COLLATERAL†,4 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[5]	17,104	17,104
Total Securities Lending Collateral
(Cost $17,104)		17,104
Total Investments - 100.1%
(Cost $164,143,731)		$234,686,784
Other Assets & Liabilities, net - (0.1)%		(275,797)
Total Net Assets - 100.0%		$234,410,987

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	01/27/22	1,254	$5,977,502	$91,035
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	01/26/22	130	618,794	17,149
BNP Paribas	S&P 500 Index	Pay	0.68% (Federal Funds Rate + 0.60%)	At Maturity	01/27/22	120	569,575	6,730
							$7,165,871	$114,914

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2021.

CME — Chicago Mercantile Exchange

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$227,225,938	$—	$—	$227,225,938
Repurchase Agreements	—	7,443,742	—	7,443,742
Securities Lending Collateral	17,104	—	—	17,104
Equity Index Swap Agreements**	—	114,914	—	114,914
Total Assets	$227,243,042	$7,558,656	$—	$234,801,698

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 32.3%
Fortinet, Inc.*	12,355	$4,440,387
NVIDIA Corp.	12,432	3,656,375
EPAM Systems, Inc.*	5,463	3,651,742
Advanced Micro Devices, Inc.*	23,996	3,453,024
KLA Corp.	7,534	3,240,449
Monolithic Power Systems, Inc.	6,169	3,043,353
Intuit, Inc.	4,462	2,870,048
Applied Materials, Inc.	17,760	2,794,714
Teradyne, Inc.	16,685	2,728,498
QUALCOMM, Inc.	13,254	2,423,759
Lam Research Corp.	3,046	2,190,531
Microsoft Corp.	6,381	2,146,058
Oracle Corp.	22,030	1,921,236
ServiceNow, Inc.*	2,932	1,903,191
Apple, Inc.	10,549	1,873,186
Adobe, Inc.*	3,180	1,803,251
MSCI, Inc. — Class A	2,797	1,713,694
Cadence Design Systems, Inc.*	8,881	1,654,974
Total Technology		47,508,470
Consumer, Non-cyclical - 20.3%
Moderna, Inc.*	15,402	3,911,800
Dexcom, Inc.*	6,424	3,449,367
PerkinElmer, Inc.	14,056	2,826,099
Eli Lilly & Co.	9,321	2,574,647
West Pharmaceutical Services, Inc.	5,263	2,468,400
Regeneron Pharmaceuticals, Inc.*	3,889	2,455,981
Gartner, Inc.*	6,734	2,251,311
Align Technology, Inc.*	3,220	2,116,120
Charles River Laboratories International, Inc.*	5,558	2,094,143
Thermo Fisher Scientific, Inc.	3,003	2,003,722
Equifax, Inc.	6,431	1,882,932
Bio-Techne Corp.	3,492	1,806,551
Total Consumer, Non-cyclical		29,841,073
Financial - 11.9%
SVB Financial Group*	5,778	3,918,871
Goldman Sachs Group, Inc.	9,580	3,664,829
Signature Bank	9,577	3,097,872
Discover Financial Services	24,433	2,823,477
First Republic Bank	9,992	2,063,448
Extra Space Storage, Inc. REIT	8,446	1,914,962
Total Financial		17,483,459
Consumer, Cyclical - 10.9%
Tesla, Inc.*	3,706	3,916,427
Pool Corp.	4,867	2,754,722
Tractor Supply Co.	11,352	2,708,587
AutoZone, Inc.*	1,139	2,387,788
Lowe's Companies, Inc.	8,554	2,211,038
O'Reilly Automotive, Inc.*	2,911	2,055,836
Total Consumer, Cyclical		16,034,398
Communications - 10.1%
Etsy, Inc.*	14,202	3,109,386
Arista Networks, Inc.*	18,118	2,604,462
Netflix, Inc.*	3,687	2,221,196
Meta Platforms, Inc. — Class A*	5,982	2,012,046
Alphabet, Inc. — Class A*	582	1,686,078
Amazon.com, Inc.*	480	1,600,483
Alphabet, Inc. — Class C*	541	1,565,432
Total Communications		14,799,083
Energy - 5.5%
Enphase Energy, Inc.*	16,916	3,094,613
Diamondback Energy, Inc.	26,103	2,815,208
Devon Energy Corp.	50,777	2,236,727
Total Energy		8,146,548
Industrial - 5.5%
Generac Holdings, Inc.*	9,652	3,396,732
Expeditors International of Washington, Inc.	20,001	2,685,934
Old Dominion Freight Line, Inc.	5,571	1,996,535
Total Industrial		8,079,201
Utilities - 3.0%
NRG Energy, Inc.	103,659	4,465,630
Total Common Stocks
(Cost $125,176,515)		146,357,862

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$683,894	683,894
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	282,838	282,838
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	257,125	257,125
Total Repurchase Agreements
(Cost $1,223,857)		1,223,857
Total Investments - 100.3%
(Cost $126,400,372)		$147,581,719
Other Assets & Liabilities, net - (0.3)%		(497,321)
Total Net Assets - 100.0%		$147,084,398

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$146,357,862	$—	$—	$146,357,862
Repurchase Agreements	—	1,223,857	—	1,223,857
Total Assets	$146,357,862	$1,223,857	$—	$147,581,719

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 31.2%
Berkshire Hathaway, Inc. — Class B*	3,640	$1,088,360
Prudential Financial, Inc.	9,224	998,406
Lincoln National Corp.	12,877	878,984
MetLife, Inc.	13,760	859,862
Allstate Corp.	6,987	822,021
American International Group, Inc.	13,605	773,580
Loews Corp.	13,126	758,158
Everest Re Group Ltd.	2,620	717,670
Invesco Ltd.	26,398	607,682
Citigroup, Inc.	9,596	579,502
Aflac, Inc.	9,497	554,530
Travelers Companies, Inc.	3,450	539,684
Principal Financial Group, Inc.	7,264	525,405
Globe Life, Inc.	5,603	525,113
Hartford Financial Services Group, Inc.	7,553	521,459
Citizens Financial Group, Inc.	10,775	509,119
Assurant, Inc.	3,028	471,944
Chubb Ltd.	2,117	409,237
People's United Financial, Inc.	22,796	406,225
Wells Fargo & Co.	8,287	397,610
M&T Bank Corp.	2,383	365,981
Bank of New York Mellon Corp.	6,246	362,768
KeyCorp	14,948	345,747
State Street Corp.	3,498	325,314
Huntington Bancshares, Inc.	19,146	295,231
Truist Financial Corp.	4,880	285,724
Fifth Third Bancorp	5,862	255,290
W R Berkley Corp.	2,909	239,673
Kimco Realty Corp. REIT	9,365	230,847
Progressive Corp.	2,171	222,853
U.S. Bancorp	3,388	190,304
PNC Financial Services Group, Inc.	807	161,820
Total Financial		16,226,103
Consumer, Non-cyclical - 20.3%
Cigna Corp.	4,080	936,890
CVS Health Corp.	7,679	792,166
Archer-Daniels-Midland Co.	11,355	767,484
Centene Corp.*	8,854	729,570
Tyson Foods, Inc. — Class A	7,968	694,491
Kraft Heinz Co.	16,293	584,919
Universal Health Services, Inc. — Class B	4,364	565,836
Molson Coors Beverage Co. — Class B	11,466	531,449
Viatris, Inc.	37,930	513,193
Kroger Co.	11,230	508,270
Cardinal Health, Inc.	8,907	458,621
AmerisourceBergen Corp. — Class A	3,093	411,029
Anthem, Inc.	850	394,009
Humana, Inc.	823	381,757
Conagra Brands, Inc.	10,491	358,268
Henry Schein, Inc.*	4,212	326,556
Corteva, Inc.	6,263	296,115
J M Smucker Co.	1,937	263,083
Nielsen Holdings plc	10,834	222,205
DaVita, Inc.*	1,879	213,755
Sysco Corp.	2,622	205,958
Global Payments, Inc.	1,514	204,663
Organon & Co.	5,547	168,906
Total Consumer, Non-cyclical		10,529,193
Consumer, Cyclical - 12.9%
Walgreens Boots Alliance, Inc.	14,038	732,222
Gap, Inc.	36,318	641,013
General Motors Co.*	10,829	634,904
BorgWarner, Inc.	12,657	570,451
Ford Motor Co.	26,719	554,954
Whirlpool Corp.	2,297	539,014
Mohawk Industries, Inc.*	2,888	526,136
Best Buy Company, Inc.	4,495	456,692
PVH Corp.	4,196	447,503
PulteGroup, Inc.	7,789	445,219
Lennar Corp. — Class A	3,627	421,313
Walmart, Inc.	1,819	263,191
Alaska Air Group, Inc.*	4,885	254,508
PACCAR, Inc.	2,200	194,172
Total Consumer, Cyclical		6,681,292
Communications - 8.0%
ViacomCBS, Inc. — Class B	26,587	802,396
DISH Network Corp. — Class A*	20,908	678,255
AT&T, Inc.	24,953	613,844
Lumen Technologies, Inc.	46,190	579,684
News Corp. — Class A	10,726	239,297
Omnicom Group, Inc.	3,044	223,034
Verizon Communications, Inc.	4,031	209,451
Fox Corp. — Class A	5,394	199,039
Discovery, Inc. — Class C*	8,419	192,795
T-Mobile US, Inc.*	1,359	157,617
Discovery, Inc. — Class A*,1	4,690	110,403
Fox Corp. — Class B	2,497	85,572
News Corp. — Class B	3,283	73,867
Total Communications		4,165,254
Energy - 6.8%
Marathon Petroleum Corp.	11,131	712,273
Valero Energy Corp.	8,636	648,650
Phillips 66	8,163	591,491
Baker Hughes Co.	17,032	409,790
Kinder Morgan, Inc.	22,154	351,362
Marathon Oil Corp.	17,234	282,982
Exxon Mobil Corp.	4,538	277,680
Chevron Corp.	2,254	264,507
Total Energy		3,538,735
Utilities - 5.7%
Pinnacle West Capital Corp.	5,910	417,187
Exelon Corp.	5,330	307,861
Consolidated Edison, Inc.	3,499	298,535
Entergy Corp.	2,191	246,816
Evergy, Inc.	3,312	227,236
PPL Corp.	7,421	223,075
Atmos Energy Corp.	2,097	219,703
Edison International	2,883	196,765
Duke Energy Corp.	1,705	178,854
American Electric Power Company, Inc.	2,008	178,652
DTE Energy Co.	1,385	165,563
NiSource, Inc.	5,814	160,524

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Utilities - 5.7% (continued)
Sempra Energy	1,188	$157,149
Total Utilities		2,977,920
Industrial - 5.0%
Westrock Co.	19,158	849,849
FedEx Corp.	1,779	460,121
Huntington Ingalls Industries, Inc.	1,991	371,799
CH Robinson Worldwide, Inc.	3,397	365,619
Raytheon Technologies Corp.	2,196	188,988
Textron, Inc.	2,442	188,522
Westinghouse Air Brake Technologies Corp.	2,023	186,339
Total Industrial		2,611,237
Technology - 4.8%
Hewlett Packard Enterprise Co.	46,091	726,855
DXC Technology Co.*	22,249	716,195
Western Digital Corp.*	7,586	494,683
Leidos Holdings, Inc.	2,925	260,033
Intel Corp.	3,292	169,538
Fidelity National Information Services, Inc.	1,364	148,881
Total Technology		2,516,185
Basic Materials - 4.7%
Mosaic Co.	14,885	584,832
International Paper Co.	10,494	493,008
LyondellBasell Industries N.V. — Class A	5,334	491,955
Dow, Inc.	7,830	444,118
DuPont de Nemours, Inc.	3,248	262,373
Eastman Chemical Co.	1,439	173,989
Total Basic Materials		2,450,275
Total Common Stocks
(Cost $47,027,909)		51,696,194

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$252,807	252,807
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	104,553	104,553
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	95,048	95,048
Total Repurchase Agreements
(Cost $452,408)		452,408

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	57,315	57,315
Total Securities Lending Collateral
(Cost $57,315)		57,315
Total Investments - 100.4%
(Cost $47,537,632)		$52,205,917
Other Assets & Liabilities, net - (0.4)%		(227,197)
Total Net Assets - 100.0%		$51,978,720

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,696,194	$—	$—	$51,696,194
Repurchase Agreements	—	452,408	—	452,408
Securities Lending Collateral	57,315	—	—	57,315
Total Assets	$51,753,509	$452,408	$—	$52,205,917

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Cyclical - 21.9%
Dick's Sporting Goods, Inc.[1]	12,961	$1,490,385
Tempur Sealy International, Inc.	28,831	1,355,922
Fox Factory Holding Corp.*	7,692	1,308,409
Crocs, Inc.*	9,313	1,194,113
Williams-Sonoma, Inc.	6,096	1,031,017
Deckers Outdoor Corp.*	2,133	781,339
YETI Holdings, Inc.*	8,511	704,966
Five Below, Inc.*	3,271	676,737
Wingstop, Inc.	3,815	659,232
Mattel, Inc.*	28,481	614,050
Churchill Downs, Inc.	2,284	550,216
Boyd Gaming Corp.*	7,770	509,479
Avient Corp.	9,023	504,837
GameStop Corp. — Class A*,1	3,296	489,093
Scientific Games Corp. — Class A*	6,977	466,273
Brunswick Corp.	4,578	461,142
Scotts Miracle-Gro Co. — Class A	2,462	396,382
RH*	737	394,988
Total Consumer, Cyclical		13,588,580
Financial - 21.2%
Navient Corp.	91,832	1,948,675
SLM Corp.	83,745	1,647,264
Jefferies Financial Group, Inc.	38,743	1,503,228
Evercore, Inc. — Class A	7,947	1,079,600
Pinnacle Financial Partners, Inc.	9,694	925,777
PacWest Bancorp	19,095	862,521
Stifel Financial Corp.	10,423	733,988
Life Storage, Inc. REIT	4,621	707,845
East West Bancorp, Inc.	8,566	673,973
Affiliated Managers Group, Inc.	3,872	636,983
National Storage Affiliates Trust REIT	8,737	604,600
UMB Financial Corp.	5,655	600,052
First Financial Bankshares, Inc.	9,308	473,219
Kinsale Capital Group, Inc.	1,727	410,836
Camden Property Trust REIT	2,033	363,256
Total Financial		13,171,817
Consumer, Non-cyclical - 17.8%
Medpace Holdings, Inc.*	4,903	1,067,089
Repligen Corp.*	3,790	1,003,744
Tandem Diabetes Care, Inc.*	6,601	993,583
Tenet Healthcare Corp.*	11,317	924,486
Option Care Health, Inc.*	27,073	769,956
GXO Logistics, Inc.*	6,499	590,304
FTI Consulting, Inc.*	3,526	540,959
STAAR Surgical Co.*	5,921	540,587
Bruker Corp.	6,362	533,835
Quidel Corp.*	3,778	509,992
Arrowhead Pharmaceuticals, Inc.*	7,585	502,886
Paylocity Holding Corp.*	2,125	501,840
Avis Budget Group, Inc.*	2,397	497,066
ASGN, Inc.*	4,005	494,217
Neurocrine Biosciences, Inc.*	5,536	471,501
Service Corporation International	5,881	417,492
Syneos Health, Inc.*	3,653	375,090
Darling Ingredients, Inc.*	5,273	365,366
Total Consumer, Non-cyclical		11,099,993
Industrial - 14.8%
Louisiana-Pacific Corp.	23,881	1,871,076
Builders FirstSource, Inc.*	14,889	1,276,136
Trex Company, Inc.*	7,897	1,066,332
Saia, Inc.*	2,475	834,149
Axon Enterprise, Inc.*	5,094	799,758
Eagle Materials, Inc.	4,465	743,244
TopBuild Corp.*	2,408	664,391
Vicor Corp.*	4,161	528,364
Carlisle Companies, Inc.	1,559	386,819
Valmont Industries, Inc.	1,487	372,494
Simpson Manufacturing Company, Inc.	2,623	364,781
Tetra Tech, Inc.	1,863	316,337
Total Industrial		9,223,881
Technology - 11.7%
Concentrix Corp.	8,267	1,476,652
Azenta, Inc.	7,831	807,454
Digital Turbine, Inc.*	11,783	718,645
Power Integrations, Inc.	6,311	586,229
Maximus, Inc.	6,893	549,165
Lattice Semiconductor Corp.*	6,847	527,630
Teradata Corp.*	12,218	518,898
Qualys, Inc.*	3,284	450,631
Silicon Laboratories, Inc.*	2,167	447,312
Ziff Davis, Inc.*	3,996	442,997
SiTime Corp.*	1,413	413,359
Synaptics, Inc.*	1,212	350,886
Total Technology		7,289,858
Basic Materials - 6.5%
Cleveland-Cliffs, Inc.*	72,280	1,573,536
Steel Dynamics, Inc.	17,277	1,072,383
Olin Corp.	13,454	773,874
Valvoline, Inc.	16,949	632,028
Total Basic Materials		4,051,821
Energy - 4.0%
Antero Midstream Corp.	103,697	1,003,787
Targa Resources Corp.	14,592	762,286
Murphy Oil Corp.	27,267	711,942
Total Energy		2,478,015
Communications - 1.8%
Mimecast Ltd.*	13,856	1,102,522
Total Common Stocks
(Cost $50,965,357)		62,006,487

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$193,494	193,494
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	80,023	80,023
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	72,749	72,749
Total Repurchase Agreements
(Cost $346,266)		346,266

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	647,900	$647,900
Total Securities Lending Collateral
(Cost $647,900)		647,900
Total Investments - 101.3%
(Cost $51,959,523)		$63,000,653
Other Assets & Liabilities, net - (1.3)%		(808,581)
Total Net Assets - 100.0%		$62,192,072

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$62,006,487	$—	$—	$62,006,487
Repurchase Agreements	—	346,266	—	346,266
Securities Lending Collateral	647,900	—	—	647,900
Total Assets	$62,654,387	$346,266	$—	$63,000,653

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 29.2%
Unum Group	15,432	$379,164
Reinsurance Group of America, Inc. — Class A	3,456	378,398
Kemper Corp.	5,087	299,065
CNO Financial Group, Inc.	12,510	298,238
Alleghany Corp.*	363	242,335
Old Republic International Corp.	9,804	240,982
Mercury General Corp.	4,489	238,186
Voya Financial, Inc.	3,447	228,571
Hanover Insurance Group, Inc.	1,381	180,994
Alliance Data Systems Corp.	2,606	173,481
Associated Banc-Corp.	6,992	157,949
FNB Corp.	12,932	156,865
MGIC Investment Corp.	10,666	153,804
Fulton Financial Corp.	8,905	151,385
New York Community Bancorp, Inc.	12,151	148,364
Texas Capital Bancshares, Inc.*	2,287	137,792
SL Green Realty Corp. REIT	1,907	136,732
First Horizon Corp.	7,805	127,456
Cadence Bank	4,187	124,731
Essent Group Ltd.	2,615	119,061
United Bankshares, Inc.	3,140	113,919
Sterling Bancorp	4,370	112,702
Prosperity Bancshares, Inc.	1,436	103,823
Selective Insurance Group, Inc.	1,195	97,918
RenaissanceRe Holdings Ltd.	560	94,825
International Bancshares Corp.	2,154	91,308
Washington Federal, Inc.	2,599	86,755
Valley National Bancorp	6,078	83,572
Sabra Health Care REIT, Inc.	5,132	69,487
Total Financial		4,927,862
Consumer, Cyclical - 25.6%
Taylor Morrison Home Corp. — Class A*	9,095	317,961
Foot Locker, Inc.	6,212	271,030
Kohl's Corp.	5,435	268,435
Adient plc*	5,578	267,075
Goodyear Tire & Rubber Co.*	12,087	257,695
KB Home	5,618	251,293
Lithia Motors, Inc. — Class A	839	249,141
Tri Pointe Homes, Inc.*	8,695	242,504
Thor Industries, Inc.	2,274	235,973
Dana, Inc.	10,183	232,376
Univar Solutions, Inc.*	7,388	209,450
Lear Corp.	1,050	192,097
Macy's, Inc.	7,068	185,040
Urban Outfitters, Inc.*	5,347	156,988
Murphy USA, Inc.	761	151,622
Toll Brothers, Inc.	1,972	142,753
Nu Skin Enterprises, Inc. — Class A	2,751	139,613
JetBlue Airways Corp.*	8,610	122,606
Callaway Golf Co.*	4,166	114,315
Nordstrom, Inc.*	3,967	89,733
MillerKnoll, Inc.	2,148	84,180
BJ's Wholesale Club Holdings, Inc.*	1,230	82,373
Harley-Davidson, Inc.	1,716	64,676
Total Consumer, Cyclical		4,328,929
Industrial - 17.5%
Avnet, Inc.	9,156	377,502
Arrow Electronics, Inc.*	2,071	278,073
Ryder System, Inc.	2,891	238,305
TD SYNNEX Corp.	2,025	231,579
Greif, Inc. — Class A	3,340	201,636
Worthington Industries, Inc.	3,635	198,689
Vishay Intertechnology, Inc.	6,398	139,924
MDU Resources Group, Inc.	4,327	133,445
Fluor Corp.*	4,860	120,382
AGCO Corp.	966	112,075
XPO Logistics, Inc.*	1,415	109,564
EMCOR Group, Inc.	835	106,371
Owens Corning	1,105	100,002
Oshkosh Corp.	747	84,194
Terex Corp.	1,872	82,275
EnerSys	1,033	81,669
Silgan Holdings, Inc.	1,856	79,511
Knight-Swift Transportation Holdings, Inc.	1,277	77,820
Kirby Corp.*	1,295	76,949
Werner Enterprises, Inc.	1,394	66,438
Timken Co.	874	60,560
Total Industrial		2,956,963
Consumer, Non-cyclical - 8.5%
Graham Holdings Co. — Class B	443	279,015
ManpowerGroup, Inc.	2,288	222,691
Sprouts Farmers Market, Inc.*	7,030	208,650
Performance Food Group Co.*	3,960	181,724
Patterson Companies, Inc.	5,521	162,041
Perrigo Company plc	3,903	151,827
Pilgrim's Pride Corp.*	5,282	148,953
Ingredion, Inc.	825	79,728
Total Consumer, Non-cyclical		1,434,629
Basic Materials - 6.5%
United States Steel Corp.	15,719	374,269
Commercial Metals Co.	7,495	271,994
Reliance Steel & Aluminum Co.	1,193	193,528
Minerals Technologies, Inc.	1,666	121,868
Cabot Corp.	1,364	76,657
Chemours Co.	1,889	63,395
Total Basic Materials		1,101,711
Utilities - 4.2%
Spire, Inc.	2,095	136,636
Southwest Gas Holdings, Inc.	1,917	134,286
UGI Corp.	2,873	131,899
NorthWestern Corp.	1,602	91,570
ALLETE, Inc.	1,177	78,094
ONE Gas, Inc.	896	69,521
Hawaiian Electric Industries, Inc.	1,540	63,910
Total Utilities		705,916
Technology - 4.0%
Xerox Holdings Corp.	16,663	377,251
Kyndryl Holdings, Inc.*	6,266	113,414
Science Applications International Corp.	1,303	108,918

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 4.0% (continued)
CACI International, Inc. — Class A*	294	$79,148
Total Technology		678,731
Energy - 3.4%
HollyFrontier Corp.	10,847	355,565
NOV, Inc.	10,794	146,259
Equitrans Midstream Corp.	7,015	72,535
Total Energy		574,359
Communications - 0.6%
Viasat, Inc.*	2,367	105,426
Total Common Stocks
(Cost $13,097,413)		16,814,526

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$76,545	76,545
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	31,657	31,657
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	28,779	28,779
Total Repurchase Agreements
(Cost $136,981)		136,981
Total Investments - 100.3%
(Cost $13,234,394)		$16,951,507
Other Assets & Liabilities, net - (0.3)%		(49,812)
Total Net Assets - 100.0%		$16,901,695

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,814,526	$—	$—	$16,814,526
Repurchase Agreements	—	136,981	—	136,981
Total Assets	$16,814,526	$136,981	$—	$16,951,507

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 26.7%
B. Riley Financial, Inc.	1,610	$143,065
Customers Bancorp, Inc.*	1,825	119,300
Piper Sandler Cos.	561	100,144
Flagstar Bancorp, Inc.	1,740	83,416
Triumph Bancorp, Inc.*	679	80,855
Meta Financial Group, Inc.	1,304	77,797
Innovative Industrial Properties, Inc. REIT	292	76,770
First BanCorp	5,552	76,506
World Acceptance Corp.*	298	73,138
ServisFirst Bancshares, Inc.	823	69,906
Walker & Dunlop, Inc.	449	67,745
Greenhill & Company, Inc.	3,621	64,924
Enova International, Inc.*	1,556	63,734
HomeStreet, Inc.	1,204	62,608
St. Joe Co.	1,171	60,951
Virtus Investment Partners, Inc.	201	59,717
Axos Financial, Inc.*	1,066	59,600
Veritex Holdings, Inc.	1,391	55,334
Redwood Trust, Inc. REIT	4,153	54,778
Preferred Bank/Los Angeles CA	757	54,345
HCI Group, Inc.	600	50,124
Investors Bancorp, Inc.	3,221	48,798
Great Western Bancorp, Inc.	1,398	47,476
Bancorp, Inc.*	1,615	40,876
Palomar Holdings, Inc.*	594	38,474
Independence Realty Trust, Inc. REIT	1,424	36,782
NexPoint Residential Trust, Inc. REIT	418	35,041
Trupanion, Inc.*	243	32,083
Brightsphere Investment Group, Inc.	1,143	29,261
Douglas Elliman, Inc.*	1,123	12,914
Total Financial		1,876,462
Consumer, Non-cyclical - 25.6%
Fulgent Genetics, Inc.*	1,407	141,530
Avid Bioservices, Inc.*	3,217	93,872
Celsius Holdings, Inc.*	1,235	92,094
Organogenesis Holdings, Inc.*	9,331	86,218
Joint Corp.*	1,218	80,010
United Natural Foods, Inc.*	1,593	78,185
Community Health Systems, Inc.*	5,626	74,882
Innoviva, Inc.*	4,298	74,141
Cross Country Healthcare, Inc.*	2,606	72,343
Simply Good Foods Co.*	1,639	68,133
AMN Healthcare Services, Inc.*	525	64,223
Ligand Pharmaceuticals, Inc. — Class B*	366	56,532
Coca-Cola Consolidated, Inc.	88	54,489
MGP Ingredients, Inc.	590	50,144
Cara Therapeutics, Inc.*	4,113	50,096
AngioDynamics, Inc.*	1,638	45,176
Heidrick & Struggles International, Inc.	986	43,118
Korn Ferry	562	42,560
Inter Parfums, Inc.	389	41,584
Collegium Pharmaceutical, Inc.*	2,203	41,152
CorVel Corp.*	197	40,976
Endo International plc*	10,838	40,751
uniQure N.V.*	1,919	39,800
Medifast, Inc.	188	39,373
Vericel Corp.*	983	38,632
Omnicell, Inc.*	201	36,269
BioLife Solutions, Inc.*	966	36,003
Xencor, Inc.*	707	28,365
Alarm.com Holdings, Inc.*	316	26,800
Supernus Pharmaceuticals, Inc.*	904	26,360
Vector Group Ltd.	2,246	25,784
RadNet, Inc.*	851	25,624
Heska Corp.*	120	21,899
Zynex, Inc.[1]	2,024	20,179
Total Consumer, Non-cyclical		1,797,297
Consumer, Cyclical - 14.9%
Hibbett, Inc.	1,435	103,219
OptimizeRx Corp.*	1,434	89,066
MarineMax, Inc.*	1,397	82,479
Century Communities, Inc.	976	79,827
Vista Outdoor, Inc.*	1,675	77,167
Barnes & Noble Education, Inc.*	10,169	69,251
Shoe Carnival, Inc.	1,731	67,647
Boot Barn Holdings, Inc.*	536	65,955
LGI Homes, Inc.*	413	63,800
Signet Jewelers Ltd.	728	63,358
Sleep Number Corp.*	672	51,475
Movado Group, Inc.	1,214	50,782
Buckle, Inc.	1,104	46,710
Children's Place, Inc.*	525	41,627
Cavco Industries, Inc.*	127	40,342
Installed Building Products, Inc.	247	34,511
Gentherm, Inc.*	244	21,204
Total Consumer, Cyclical		1,048,420
Industrial - 11.9%
Encore Wire Corp.	773	110,616
MYR Group, Inc.*	675	74,621
Dorian LPG Ltd.	5,715	72,523
UFP Industries, Inc.	769	70,756
Comfort Systems USA, Inc.	644	63,717
Mueller Industries, Inc.	1,045	62,031
ArcBest Corp.	470	56,329
Matson, Inc.	587	52,848
Insteel Industries, Inc.	1,289	51,315
NV5 Global, Inc.*	370	51,105
Fabrinet*	387	45,848
Sturm Ruger & Company, Inc.	429	29,181
Advanced Energy Industries, Inc.	295	26,863
Watts Water Technologies, Inc. — Class A	132	25,630
Triumph Group, Inc.*	1,211	22,440
Chart Industries, Inc.*	128	20,415
Total Industrial		836,238
Technology - 10.4%
Kulicke & Soffa Industries, Inc.	1,484	89,841
MaxLinear, Inc. — Class A*	1,159	87,377
Onto Innovation, Inc.*	804	81,389
Ultra Clean Holdings, Inc.*	950	54,492
Diodes, Inc.*	462	50,732
Veeco Instruments, Inc.*	1,684	47,943

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 10.4% (continued)
Axcelis Technologies, Inc.*	610	$45,482
3D Systems Corp.*	1,833	39,483
Rambus, Inc.*	1,286	37,796
Apollo Medical Holdings, Inc.*,1	499	36,667
ExlService Holdings, Inc.*	243	35,179
Donnelley Financial Solutions, Inc.*	742	34,978
Diebold Nixdorf, Inc.*	3,796	34,354
SPS Commerce, Inc.*	201	28,612
TTEC Holdings, Inc.	297	26,893
Total Technology		731,218
Communications - 5.6%
TechTarget, Inc.*	894	85,520
Perficient, Inc.*	454	58,697
Thryv Holdings, Inc.*	1,366	56,184
Liquidity Services, Inc.*	1,911	42,195
Extreme Networks, Inc.*	2,684	42,139
Shutterstock, Inc.	269	29,827
Harmonic, Inc.*	2,489	29,270
Vonage Holdings Corp.*	1,244	25,863
ADTRAN, Inc.	1,013	23,127
Total Communications		392,822
Energy - 3.6%
Matador Resources Co.	2,028	74,874
Civitas Resources, Inc.	1,079	52,838
Callon Petroleum Co.*	868	41,013
PDC Energy, Inc.	798	38,926
SM Energy Co.	900	26,532
Ranger Oil Corp. — Class A*	692	18,629
Total Energy		252,812
Basic Materials - 0.8%
Rogers Corp.*	125	34,125
Balchem Corp.	129	21,749
Total Basic Materials		55,874
Total Common Stocks
(Cost $5,528,199)		6,991,143

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$38,351	38,351
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	15,861	15,861
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	14,419	14,419
Total Repurchase Agreements
(Cost $68,631)		68,631

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	35,162	35,162
Total Securities Lending Collateral
(Cost $35,162)		35,162
Total Investments - 101.0%
(Cost $5,631,992)		$7,094,936
Other Assets & Liabilities, net - (1.0)%		(67,490)
Total Net Assets - 100.0%		$7,027,446

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,991,143	$—	$—	$6,991,143
Repurchase Agreements	—	68,631	—	68,631
Securities Lending Collateral	35,162	—	—	35,162
Total Assets	$7,026,305	$68,631	$—	$7,094,936

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Cyclical - 25.4%
Conn's, Inc.*	6,468	$152,127
M/I Homes, Inc.*	2,013	125,168
ScanSource, Inc.*	3,514	123,271
World Fuel Services Corp.	4,471	118,347
Big Lots, Inc.	2,569	115,734
Vera Bradley, Inc.*	13,025	110,843
Cato Corp. — Class A	6,159	105,688
Motorcar Parts of America, Inc.*	6,181	105,510
G-III Apparel Group Ltd.*	3,601	99,531
ODP Corp.*	2,403	94,390
Chico's FAS, Inc.*	17,356	93,375
LL Flooring Holdings, Inc.*	5,274	90,027
Sonic Automotive, Inc. — Class A	1,779	87,972
MDC Holdings, Inc.	1,517	84,694
Group 1 Automotive, Inc.	432	84,335
America's Car-Mart, Inc.*	780	79,872
Haverty Furniture Companies, Inc.	2,572	78,626
SkyWest, Inc.*	1,984	77,971
Fiesta Restaurant Group, Inc.*	6,929	76,288
PC Connection, Inc.	1,731	74,658
Fossil Group, Inc.*	6,957	71,588
Titan International, Inc.*	6,279	68,818
Wabash National Corp.	3,363	65,646
American Axle & Manufacturing Holdings, Inc.*	6,986	65,179
Meritor, Inc.*	2,410	59,720
Ethan Allen Interiors, Inc.	2,269	59,652
Guess?, Inc.	2,519	59,650
Resideo Technologies, Inc.*	2,260	58,828
La-Z-Boy, Inc.	1,362	49,454
Veritiv Corp.*	386	47,312
KAR Auction Services, Inc.*	2,977	46,501
Caleres, Inc.	1,976	44,816
PriceSmart, Inc.	596	43,609
Universal Electronics, Inc.*	1,069	43,562
Bloomin' Brands, Inc.*	1,872	39,275
Standard Motor Products, Inc.	744	38,978
El Pollo Loco Holdings, Inc.*	2,658	37,717
Tupperware Brands Corp.*	2,391	36,558
Zumiez, Inc.*	654	31,386
Brinker International, Inc.*	841	30,772
Bed Bath & Beyond, Inc.*,1	1,898	27,673
Cooper-Standard Holdings, Inc.*	961	21,536
Total Consumer, Cyclical		3,026,657
Financial - 23.5%
Universal Insurance Holdings, Inc.	8,494	144,398
Realogy Holdings Corp.*	8,529	143,373
SiriusPoint Ltd.*	17,229	140,072
GEO Group, Inc. REIT*	18,011	139,585
Genworth Financial, Inc. — Class A*	34,159	138,344
United Fire Group, Inc.	5,135	119,081
EZCORP, Inc. — Class A*	14,914	109,916
StoneX Group, Inc.*	1,763	107,984
American Equity Investment Life Holding Co.	2,618	101,893
Mr Cooper Group, Inc.*	2,239	93,165
ProAssurance Corp.	3,185	80,580
Horace Mann Educators Corp.	1,983	76,742
Employers Holdings, Inc.	1,695	70,139
Safety Insurance Group, Inc.	643	54,674
Heritage Financial Corp.	2,129	52,033
Ready Capital Corp. REIT	3,316	51,829
eHealth, Inc.*	2,009	51,229
PennyMac Mortgage Investment Trust REIT	2,765	47,917
Two Harbors Investment Corp. REIT	8,276	47,753
Hope Bancorp, Inc.	3,242	47,690
Renasant Corp.	1,204	45,692
Old National Bancorp	2,517	45,608
Diversified Healthcare Trust REIT	14,464	44,694
First Midwest Bancorp, Inc.	2,155	44,135
First Financial Bancorp	1,793	43,713
New York Mortgage Trust, Inc. REIT	11,734	43,651
ARMOUR Residential REIT, Inc.	4,434	43,498
Franklin Street Properties Corp. REIT	7,133	42,441
S&T Bancorp, Inc.	1,331	41,953
Granite Point Mortgage Trust, Inc. REIT	3,565	41,746
Franklin BSP Realty Trust, Inc. REIT	2,771	41,399
Apollo Commercial Real Estate Finance, Inc. REIT	3,046	40,085
Allegiance Bancshares, Inc.	892	37,651
Columbia Banking System, Inc.	1,129	36,941
Northwest Bancshares, Inc.	2,520	35,683
NMI Holdings, Inc. — Class A*	1,615	35,288
Trustmark Corp.	1,083	35,154
Simmons First National Corp. — Class A	1,142	33,780
TrustCo Bank Corporation NY	1,000	33,310
Berkshire Hills Bancorp, Inc.	1,166	33,149
PRA Group, Inc.*	639	32,084
Office Properties Income Trust REIT	1,219	30,280
Invesco Mortgage Capital, Inc. REIT	10,851	30,166
Orion Office REIT, Inc.*	1,605	29,965
BankUnited, Inc.	649	27,459
RE/MAX Holdings, Inc. — Class A	854	26,038
Total Financial		2,793,960
Consumer, Non-cyclical - 16.7%
Seneca Foods Corp. — Class A*	2,988	143,275
Universal Corp.	2,522	138,508
Fresh Del Monte Produce, Inc.	4,939	136,317
Aaron's Company, Inc.	5,485	135,205
Kelly Services, Inc. — Class A	7,959	133,473
Andersons, Inc.	3,331	128,943
SpartanNash Co.	4,652	119,836
TreeHouse Foods, Inc.*	2,665	108,012
Magellan Health, Inc.*	882	83,781
Perdoceo Education Corp.*	6,829	80,309

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 16.7% (continued)
American Public Education, Inc.*	3,405	$75,761
TrueBlue, Inc.*	2,649	73,298
CoreCivic, Inc.*	6,455	64,356
Strategic Education, Inc.	1,111	64,260
ABM Industries, Inc.	1,519	62,051
Covetrus, Inc.*	3,051	60,928
Quanex Building Products Corp.	2,449	60,686
Owens & Minor, Inc.	1,309	56,942
Select Medical Holdings Corp.	1,790	52,626
Resources Connection, Inc.	2,359	42,085
Central Garden & Pet Co. — Class A*	754	36,079
Adtalem Global Education, Inc.*	1,140	33,698
Edgewell Personal Care Co.	710	32,454
Emergent BioSolutions, Inc.*	636	27,647
Deluxe Corp.	736	23,633
Central Garden & Pet Co.*	181	9,526
Total Consumer, Non-cyclical		1,983,689
Industrial - 14.0%
Olympic Steel, Inc.	6,122	143,867
TimkenSteel Corp.*	7,955	131,257
Benchmark Electronics, Inc.	4,666	126,449
Atlas Air Worldwide Holdings, Inc.*	1,301	122,450
Sanmina Corp.*	2,894	119,985
TTM Technologies, Inc.*	6,698	99,800
Powell Industries, Inc.	3,356	98,968
AAR Corp.*	2,352	91,798
Greenbrier Companies, Inc.	1,905	87,420
American Woodmark Corp.*	1,100	71,720
Tredegar Corp.	6,063	71,665
Harsco Corp.*	4,084	68,244
Granite Construction, Inc.	1,636	63,313
Griffon Corp.	2,214	63,055
DXP Enterprises, Inc.*	2,351	60,350
Moog, Inc. — Class A	680	55,060
O-I Glass, Inc.*	3,717	44,716
Matthews International Corp. — Class A	1,166	42,757
Hub Group, Inc. — Class A*	481	40,520
Plexus Corp.*	364	34,904
Arcosa, Inc.	542	28,564
Total Industrial		1,666,862
Basic Materials - 8.0%
Mercer International, Inc.	10,309	123,605
Unifi, Inc.*	5,299	122,672
Rayonier Advanced Materials, Inc.*	17,289	98,720
Koppers Holdings, Inc.*	2,917	91,302
Trinseo plc	1,606	84,251
American Vanguard Corp.	4,257	69,772
Schweitzer-Mauduit International, Inc.	2,174	65,003
Clearwater Paper Corp.*	1,772	64,979
Glatfelter Corp.	3,409	58,635
Sylvamo Corp.*	1,663	46,381
Kraton Corp.*	759	35,157
Carpenter Technology Corp.	1,137	33,189
Arconic Corp.*	980	32,350
Kaiser Aluminum Corp.	312	29,309
Total Basic Materials		955,325
Energy - 6.4%
SunCoke Energy, Inc.	17,592	115,931
PBF Energy, Inc. — Class A*	5,943	77,081
Helix Energy Solutions Group, Inc.*	21,490	67,049
US Silica Holdings, Inc.*	6,418	60,329
Renewable Energy Group, Inc.*	1,409	59,798
NOW, Inc.*	6,291	53,725
Oil States International, Inc.*	10,793	53,641
Bristow Group, Inc.*	1,397	44,243
REX American Resources Corp.*	460	44,160
CONSOL Energy, Inc.*	1,611	36,586
Oceaneering International, Inc.*	3,086	34,903
FutureFuel Corp.	4,231	32,325
ProPetro Holding Corp.*	3,555	28,795
Nabors Industries Ltd.*	322	26,111
Archrock, Inc.	3,291	24,617
Total Energy		759,294
Communications - 3.3%
Telephone & Data Systems, Inc.	6,420	129,363
NETGEAR, Inc.*	3,403	99,401
AMC Networks, Inc. — Class A*	1,981	68,226
Scholastic Corp.	1,240	49,550
ATN International, Inc.	1,224	48,899
Total Communications		395,439
Technology - 2.5%
Loyalty Ventures, Inc.*	2,811	84,527
Insight Enterprises, Inc.*	613	65,346
Photronics, Inc.*	3,198	60,282
Consensus Cloud Solutions, Inc.*	878	50,810
Ebix, Inc.	1,356	41,222
Total Technology		302,187
Total Common Stocks
(Cost $9,938,014)		11,883,413

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$62,844	62,844
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	25,990	25,990
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	23,627	23,627
Total Repurchase Agreements
(Cost $112,461)		112,461

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	8,085	$8,085
Total Securities Lending Collateral
(Cost $8,085)		8,085
Total Investments - 100.8%
(Cost $10,058,560)		$12,003,959
Other Assets & Liabilities, net - (0.8)%		(91,986)
Total Net Assets - 100.0%		$11,911,973

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,883,413	$—	$—	$11,883,413
Repurchase Agreements	—	112,461	—	112,461
Securities Lending Collateral	8,085	—	—	8,085
Total Assets	$11,891,498	$112,461	$—	$12,003,959

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 28.7%
Guggenheim Strategy Fund II1	27,327	$679,901
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	58,216	577,503
Total Mutual Funds
(Cost $1,255,062)		1,257,404

	Face Amount
FEDERAL AGENCY NOTES†† - 27.0%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	500,369
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,247
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	500,000	500,220
Total Federal Agency Notes
(Cost $1,180,000)		1,180,836

U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
0.04% due 01/06/22[3,4]	105,000	105,000
Total U.S. Treasury Bills
(Cost $104,999)		105,000

REPURCHASE AGREEMENTS††,5 - 41.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[6]	1,017,479	1,017,479
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[6]	420,799	420,799
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[6]	382,544	382,544
Total Repurchase Agreements
(Cost $1,820,822)		1,820,822
Total Investments - 99.7%
(Cost $4,360,883)		$4,364,062
Other Assets & Liabilities, net - 0.3%		13,091
Total Net Assets - 100.0%		$4,377,153

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	78	Mar 2022	$7,460,700	$(53,223)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	03/17/22	13,417	$1,282,700	$(7,651)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2021.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,257,404	$—	$—	$1,257,404
Federal Agency Notes	—	1,180,836	—	1,180,836
U.S. Treasury Bills	—	105,000	—	105,000
Repurchase Agreements	—	1,820,822	—	1,820,822
Total Assets	$1,257,404	$3,106,658	$—	$4,364,062

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$53,223	$—	$—	$53,223
Currency Index Swap Agreements**	—	7,651	—	7,651
Total Liabilities	$53,223	$7,651	$—	$60,874

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$682,634	$–	$–	$–	$(2,733)	$679,901	27,327	$7,368
Guggenheim Ultra Short Duration Fund — Institutional Class	579,831	–	–	–	(2,328)	577,503	58,216	3,883
	$1,262,465	$–	$–	$–	$(5,061)	$1,257,404		$11,251

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 35.7%
Microsoft Corp.	13,257	$4,458,594
Adobe, Inc.*	2,630	1,491,368
salesforce.com, Inc.*	5,503	1,398,477
Oracle Corp.	14,163	1,235,155
Intuit, Inc.	1,860	1,196,389
ServiceNow, Inc.*	1,559	1,011,963
Snowflake, Inc. — Class A*	2,659	900,736
Workday, Inc. — Class A*	2,698	737,040
Fidelity National Information Services, Inc.	6,711	732,506
ROBLOX Corp. — Class A*	7,091	731,508
Fiserv, Inc.*	7,042	730,889
Autodesk, Inc.*	2,474	695,664
Datadog, Inc. — Class A*	3,740	666,131
Zoom Video Communications, Inc. — Class A*	3,594	660,973
Activision Blizzard, Inc.	9,926	660,377
Synopsys, Inc.*	1,792	660,352
Paychex, Inc.	4,714	643,461
Cadence Design Systems, Inc.*	3,448	642,535
Atlassian Corporation plc — Class A*	1,636	623,790
VMware, Inc. — Class A	5,279	611,731
Twilio, Inc. — Class A*	2,240	589,882
Unity Software, Inc.*	4,013	573,819
Cloudflare, Inc. — Class A*	4,247	558,481
NetEase, Inc. ADR	5,426	552,258
Electronic Arts, Inc.	4,140	546,066
MongoDB, Inc.*	1,023	541,525
Palantir Technologies, Inc. — Class A*	28,921	526,651
ANSYS, Inc.*	1,305	523,462
DocuSign, Inc.*	3,224	491,047
HubSpot, Inc.*	740	487,771
Bilibili, Inc. ADR*	10,121	469,614
Bill.com Holdings, Inc.*	1,773	441,743
ZoomInfo Technologies, Inc. — Class A*	6,857	440,219
UiPath, Inc. — Class A*,1	10,198	439,840
Tyler Technologies, Inc.*	789	424,443
Broadridge Financial Solutions, Inc.	2,270	415,001
Take-Two Interactive Software, Inc.*	2,289	406,801
SS&C Technologies Holdings, Inc.	4,958	406,457
Akamai Technologies, Inc.*	3,322	388,807
Splunk, Inc.*	3,292	380,950
Nuance Communications, Inc.*	6,789	375,567
RingCentral, Inc. — Class A*	1,997	374,138
Dynatrace, Inc.*	6,127	369,764
Ceridian HCM Holding, Inc.*	3,399	355,060
PTC, Inc.*	2,825	342,249
Asana, Inc. — Class A*	4,510	336,221
Citrix Systems, Inc.	3,448	326,146
Jack Henry & Associates, Inc.	1,919	320,454
Coupa Software, Inc.*	1,958	309,462
Fair Isaac Corp.*	711	308,339
Elastic N.V.*	2,416	297,385
Avalara, Inc.*	2,279	294,242
Dropbox, Inc. — Class A*	11,260	276,320
Five9, Inc.*	2,007	275,601
Digital Turbine, Inc.*	3,643	222,187
MicroStrategy, Inc. — Class A*,1	376	204,728
Fastly, Inc. — Class A*	4,929	174,733
Total Software		35,257,072
Semiconductors - 20.4%
NVIDIA Corp.	7,793	2,291,999
Broadcom, Inc.	2,250	1,497,172
Intel Corp.	24,878	1,281,217
QUALCOMM, Inc.	6,779	1,239,676
Texas Instruments, Inc.	6,146	1,158,337
Advanced Micro Devices, Inc.*	7,909	1,138,105
Applied Materials, Inc.	6,779	1,066,743
Micron Technology, Inc.	10,159	946,311
Lam Research Corp.	1,266	910,444
Analog Devices, Inc.	4,831	849,145
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,409	771,067
Marvell Technology, Inc.	8,737	764,400
KLA Corp.	1,705	733,338
NXP Semiconductor N.V.	3,156	718,874
Xilinx, Inc.	3,020	640,331
ASML Holding N.V. — Class G	779	620,193
Microchip Technology, Inc.	7,081	616,472
ON Semiconductor Corp.*	7,296	495,544
Teradyne, Inc.	2,815	460,337
Skyworks Solutions, Inc.	2,864	444,321
Monolithic Power Systems, Inc.	867	427,717
Entegris, Inc.	2,825	391,488
Qorvo, Inc.*	2,406	376,274
Wolfspeed, Inc.*	2,873	321,115
Total Semiconductors		20,160,620
Internet - 15.0%
Alphabet, Inc. — Class A*	1,325	3,838,578
Meta Platforms, Inc. — Class A*	8,007	2,693,154
Snap, Inc. — Class A*	16,569	779,240
Sea Ltd. ADR*	3,234	723,478
Baidu, Inc. ADR*	4,705	700,057
Shopify, Inc. — Class A*	477	657,015
Palo Alto Networks, Inc.*	1,179	656,420
Match Group, Inc.*	4,247	561,666
Okta, Inc.*	2,357	528,369
Twitter, Inc.*	11,961	516,954
VeriSign, Inc.*	1,919	487,081
CDW Corp.	2,377	486,762
Pinterest, Inc. — Class A*	11,825	429,839
GoDaddy, Inc. — Class A*	4,344	368,632
Zillow Group, Inc. — Class C*	5,630	359,475
F5, Inc.*	1,422	347,978
NortonLifeLock, Inc.	13,335	346,443
Zendesk, Inc.*	3,107	324,029
Total Internet		14,805,170
Computers - 13.3%
Apple, Inc.	26,602	4,723,717
International Business Machines Corp.	7,452	996,034
Accenture plc — Class A	2,192	908,694
Fortinet, Inc.*	1,929	693,283

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 13.3% (continued)
Cognizant Technology Solutions Corp. — Class A	6,916	$613,587
Zscaler, Inc.*	1,880	604,100
Crowdstrike Holdings, Inc. — Class A*	2,883	590,294
Dell Technologies, Inc. — Class C*	10,345	581,079
HP, Inc.	15,234	573,865
EPAM Systems, Inc.*	838	560,161
Infosys Ltd. ADR	20,251	512,553
Check Point Software Technologies Ltd.*	4,296	500,742
Seagate Technology Holdings plc	4,062	458,925
Western Digital Corp.*	6,516	424,908
NetApp, Inc.	4,393	404,112
Total Computers		13,146,054
Commercial Services - 4.7%
PayPal Holdings, Inc.*	6,877	1,296,865
Automatic Data Processing, Inc.	3,770	929,607
Block, Inc. — Class A*	4,607	744,077
Global Payments, Inc.	4,247	574,109
Affirm Holdings, Inc.*	4,432	445,682
FleetCor Technologies, Inc.*	1,724	385,900
Marathon Digital Holdings, Inc.*,1	4,617	151,715
Riot Blockchain, Inc.*,1	6,107	136,369
Total Commercial Services		4,664,324
Diversified Financial Services - 3.7%
Visa, Inc. — Class A	8,922	1,933,487
Mastercard, Inc. — Class A	4,705	1,690,600
Total Diversified Financial Services		3,624,087
Telecommunications - 2.9%
Cisco Systems, Inc.	23,056	1,461,059
Arista Networks, Inc.*	4,120	592,250
Corning, Inc.	13,374	497,914
Juniper Networks, Inc.	8,757	312,712
Total Telecommunications		2,863,935
Electronics - 1.6%
Amphenol Corp. — Class A	7,422	649,128
TE Connectivity Ltd.	2,922	471,436
Trimble, Inc.*	4,676	407,700
Total Electronics		1,528,264
Energy-Alternate Sources - 1.1%
SolarEdge Technologies, Inc.*	1,588	445,545
Enphase Energy, Inc.*	2,289	418,750
First Solar, Inc.*	2,961	258,081
Total Energy-Alternate Sources		1,122,376
Advertising - 0.6%
Trade Desk, Inc. — Class A*	6,429	589,154
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	838	498,778
Total Common Stocks
(Cost $57,509,870)		98,259,834

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$484,905	484,905
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	200,543	200,543
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	182,311	182,311
Total Repurchase Agreements
(Cost $867,759)		867,759

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	695,432	695,432
Total Securities Lending Collateral
(Cost $695,432)		695,432
Total Investments - 101.1%
(Cost $59,073,061)		$99,823,025
Other Assets & Liabilities, net - (1.1)%		(1,045,852)
Total Net Assets - 100.0%		$98,777,173

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$98,259,834	$—	$—	$98,259,834
Repurchase Agreements	—	867,759	—	867,759
Securities Lending Collateral	695,432	—	—	695,432
Total Assets	$98,955,266	$867,759	$—	$99,823,025

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 100.0%
Telecommunications - 65.6%
Cisco Systems, Inc.	11,476	$727,234
Verizon Communications, Inc.	12,688	659,268
AT&T, Inc.	24,020	590,892
T-Mobile US, Inc.*	4,478	519,358
Motorola Solutions, Inc.	1,118	303,761
Arista Networks, Inc.*	2,050	294,688
Ubiquiti, Inc.	628	192,608
Lumen Technologies, Inc.	12,771	160,276
Ciena Corp.*	2,041	157,096
Juniper Networks, Inc.	4,357	155,588
Frontier Communications Parent, Inc.*	4,085	120,467
America Movil SAB de CV — Class L ADR	5,248	110,785
BCE, Inc.	2,117	110,169
Nice Ltd. ADR*	361	109,600
Calix, Inc.*	1,339	107,080
Vodafone Group plc ADR	7,037	105,062
Iridium Communications, Inc.*	2,478	102,317
Vonage Holdings Corp.*	4,884	101,538
TELUS Corp.	4,181	98,546
Rogers Communications, Inc. — Class B	2,052	97,737
Viavi Solutions, Inc.*	5,230	92,153
Viasat, Inc.*	1,787	79,593
Telephone & Data Systems, Inc.	3,358	67,664
EchoStar Corp. — Class A*	2,555	67,324
CommScope Holding Company, Inc.*	6,031	66,582
Extreme Networks, Inc.*	4,216	66,191
InterDigital, Inc.	914	65,470
Gogo, Inc.*	3,963	53,619
Plantronics, Inc.*	1,669	48,968
NETGEAR, Inc.*	1,389	40,573
Total Telecommunications		5,472,207
Media - 25.2%
Comcast Corp. — Class A	13,639	686,451
Charter Communications, Inc. — Class A*	804	524,184
Liberty Broadband Corp. — Class C*	1,511	243,422
DISH Network Corp. — Class A*	5,643	183,059
Cable One, Inc.	86	151,656
Altice USA, Inc. — Class A*	7,552	122,191
Liberty Global plc — Class C*,1	4,008	112,585
Liberty Latin America Ltd. — Class C*	6,432	73,325
Total Media		2,096,873
Internet - 6.2%
Roku, Inc.*	1,142	260,604
F5, Inc.*	710	173,744
Cogent Communications Holdings, Inc.	1,119	81,889
Total Internet		516,237
Computers - 2.3%
Lumentum Holdings, Inc.*	1,167	123,434
NetScout Systems, Inc.*	2,078	68,740
Total Computers		192,174
Software - 0.7%
Bandwidth, Inc. — Class A*	850	60,996
Total Common Stocks
(Cost $7,611,251)		8,338,487

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$18,432	18,432
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	7,623	7,623
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	6,930	6,930
Total Repurchase Agreements
(Cost $32,985)		32,985

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	57,957	57,957
Total Securities Lending Collateral
(Cost $57,957)		57,957
Total Investments - 101.1%
(Cost $7,702,193)		$8,429,429
Other Assets & Liabilities, net - (1.1)%		(94,188)
Total Net Assets - 100.0%		$8,335,241

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,338,487	$—	$—	$8,338,487
Repurchase Agreements	—	32,985	—	32,985
Securities Lending Collateral	57,957	—	—	57,957
Total Assets	$8,396,444	$32,985	$—	$8,429,429

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.0%
Transportation - 36.9%
United Parcel Service, Inc. — Class B	6,369	$1,365,132
Union Pacific Corp.	5,096	1,283,835
CSX Corp.	24,497	921,087
Norfolk Southern Corp.	2,889	860,084
FedEx Corp.	3,295	852,219
Old Dominion Freight Line, Inc.	1,795	643,292
Expeditors International of Washington, Inc.	3,491	468,806
J.B. Hunt Transport Services, Inc.	2,280	466,032
CH Robinson Worldwide, Inc.	3,519	378,750
ZIM Integrated Shipping Services Ltd.	5,890	346,685
Canadian Pacific Railway Ltd.	4,748	341,557
Canadian National Railway Co.	2,626	322,630
Knight-Swift Transportation Holdings, Inc.	5,235	319,021
ZTO Express Cayman, Inc. ADR	11,111	313,553
XPO Logistics, Inc.*	3,882	300,583
Saia, Inc.*	870	293,216
Landstar System, Inc.	1,466	262,443
Ryder System, Inc.	2,590	213,494
Matson, Inc.	2,266	204,008
Kirby Corp.*	3,204	190,382
Werner Enterprises, Inc.	3,769	179,631
ArcBest Corp.	1,498	179,535
Atlas Air Worldwide Holdings, Inc.*	1,787	168,193
Total Transportation		10,874,168
Auto Manufacturers - 29.1%
Tesla, Inc.*	3,179	3,359,504
General Motors Co.*	15,433	904,837
Ford Motor Co.	43,355	900,483
Lucid Group, Inc.*,1	19,959	759,440
NIO, Inc. ADR*	16,995	538,401
XPeng, Inc. ADR*	8,548	430,221
Li Auto, Inc. ADR*	11,292	362,473
Ferrari N.V.	1,106	286,255
TuSimple Holdings, Inc. — Class A*,1	7,609	272,783
Stellantis N.V.[1]	14,515	272,301
Toyota Motor Corp. ADR	1,469	272,206
Fisker, Inc.*,1	12,696	199,708
Total Auto Manufacturers		8,558,612
Auto Parts & Equipment - 12.2%
Aptiv plc*	2,510	414,024
Lear Corp.	1,801	329,493
BorgWarner, Inc.	7,226	325,676
Magna International, Inc.	3,808	308,219
Autoliv, Inc.	2,896	299,475
Gentex Corp.	8,349	290,963
QuantumScape Corp.*,1	12,827	284,631
Fox Factory Holding Corp.*	1,586	269,779
Luminar Technologies, Inc.*	15,637	264,422
Goodyear Tire & Rubber Co.*	11,534	245,905
Adient plc*	4,463	213,688
Dana, Inc.	7,856	179,274
Visteon Corp.*	1,577	175,268
Total Auto Parts & Equipment		3,600,817
Airlines - 9.8%
Southwest Airlines Co.*	12,163	521,063
Delta Air Lines, Inc.*	13,167	514,566
United Airlines Holdings, Inc.*	8,805	385,483
American Airlines Group, Inc.*	19,508	350,364
Copa Holdings S.A. — Class A*	3,661	302,618
Alaska Air Group, Inc.*	5,005	260,760
JetBlue Airways Corp.*	15,115	215,238
Allegiant Travel Co. — Class A*	1,006	188,162
Spirit Airlines, Inc.*	7,047	153,977
Total Airlines		2,892,231
Internet - 4.6%
Uber Technologies, Inc.*	22,579	946,738
Lyft, Inc. — Class A*	9,491	405,550
Total Internet		1,352,288
Commercial Services - 3.5%
AMERCO	527	382,723
Avis Budget Group, Inc.*	1,608	333,451
GXO Logistics, Inc.*	3,519	319,631
Total Commercial Services		1,035,805
Home Builders - 2.1%
Thor Industries, Inc.	2,380	246,973
LCI Industries	1,274	198,578
Winnebago Industries, Inc.	2,227	166,847
Total Home Builders		612,398
Leisure Time - 0.8%
Harley-Davidson, Inc.	6,398	241,141
Total Common Stocks
(Cost $15,631,655)		29,167,460

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$189,314	189,314
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	78,294	78,294
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	71,177	71,177
Total Repurchase Agreements
(Cost $338,785)		338,785

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,201,542	1,201,542
Total Securities Lending Collateral
(Cost $1,201,542)		1,201,542
Total Investments - 104.3%
(Cost $17,171,982)		$30,707,787
Other Assets & Liabilities, net - (4.3)%		(1,265,528)
Total Net Assets - 100.0%		$29,442,259

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,167,460	$—	$—	$29,167,460
Repurchase Agreements	—	338,785	—	338,785
Securities Lending Collateral	1,201,542	—	—	1,201,542
Total Assets	$30,369,002	$338,785	$—	$30,707,787

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.7%
Electric - 82.5%
NextEra Energy, Inc.	17,437	$1,627,918
Duke Energy Corp.	10,325	1,083,093
Southern Co.	15,090	1,034,872
Dominion Energy, Inc.	12,107	951,126
Exelon Corp.	15,997	923,987
American Electric Power Company, Inc.	9,038	804,111
Sempra Energy	5,901	780,584
Xcel Energy, Inc.	10,574	715,860
Public Service Enterprise Group, Inc.	10,509	701,266
Eversource Energy	7,392	672,524
Consolidated Edison, Inc.	7,748	661,059
WEC Energy Group, Inc.	6,778	657,941
Edison International	8,968	612,066
PG&E Corp.*	48,432	587,965
FirstEnergy Corp.	14,031	583,549
PPL Corp.	19,124	574,867
DTE Energy Co.	4,787	572,238
Entergy Corp.	5,078	572,037
Ameren Corp.	6,420	571,444
Avangrid, Inc.	10,882	542,794
CMS Energy Corp.	7,947	516,952
CenterPoint Energy, Inc.	18,023	503,022
AES Corp.	19,723	479,269
Evergy, Inc.	6,952	476,977
Alliant Energy Corp.	7,673	471,659
Vistra Corp.	18,190	414,186
NRG Energy, Inc.	9,338	402,281
Pinnacle West Capital Corp.	4,887	344,973
OGE Energy Corp.	8,777	336,861
IDACORP, Inc.	2,543	288,147
Portland General Electric Co.	4,894	258,991
Ormat Technologies, Inc.	3,219	255,267
Black Hills Corp.	3,604	254,334
Hawaiian Electric Industries, Inc.	6,085	252,528
PNM Resources, Inc.	5,212	237,719
Avista Corp.	4,909	208,583
Total Electric		20,933,050
Gas - 10.6%
Atmos Energy Corp.	4,402	461,197
NiSource, Inc.	14,454	399,075
UGI Corp.	8,203	376,600
National Fuel Gas Co.	4,591	293,549
ONE Gas, Inc.	3,201	248,366
Southwest Gas Holdings, Inc.	3,502	245,315
New Jersey Resources Corp.	5,779	237,286
Spire, Inc.	3,393	221,291
South Jersey Industries, Inc.	7,909	206,583
Total Gas		2,689,262
Water - 4.6%
American Water Works Company, Inc.	3,771	712,191
Essential Utilities, Inc.	8,404	451,211
Total Water		1,163,402
Building Materials - 1.2%
MDU Resources Group, Inc.	9,721	299,796
Energy-Alternate Sources - 0.8%
Sunnova Energy International, Inc.*	7,161	199,935
Total Common Stocks
(Cost $20,235,667)		25,285,445

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22	$92,166	92,166
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22	38,117	38,117
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22	34,652	34,652
Total Repurchase Agreements
(Cost $164,935)		164,935
Total Investments - 100.3%
(Cost $20,400,602)		$25,450,380
Other Assets & Liabilities, net - (0.3)%		(74,809)
Total Net Assets - 100.0%		$25,375,571

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,285,445	$—	$—	$25,285,445
Repurchase Agreements	—	164,935	—	164,935
Total Assets	$25,285,445	$164,935	$—	$25,450,380

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 45.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,531	$312,789
Guggenheim Strategy Fund II1	12,532	311,792
Total Mutual Funds
(Cost $622,107)		624,581

	Face Amount
FEDERAL AGENCY NOTES†† - 22.7%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,185
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,082
Total Federal Agency Notes
(Cost $310,000)		310,267

U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
0.04% due 01/06/22[3,4]	51,000	51,000
Total U.S. Treasury Bills
(Cost $51,000)		51,000

REPURCHASE AGREEMENTS††,5 - 19.2%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[6]	146,626	146,626
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[6]	60,640	60,640
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[6]	55,127	55,127
Total Repurchase Agreements
(Cost $262,393)		262,393
Total Investments - 91.4%
(Cost $1,245,500)		$1,248,241
Other Assets & Liabilities, net - 8.6%		117,271
Total Net Assets - 100.0%		$1,365,512

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	24	Mar 2022	$2,295,600	$13,526

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	03/17/22	4,655	$444,970	$3,191

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2021.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$624,581	$—	$—	$624,581
Federal Agency Notes	—	310,267	—	310,267
U.S. Treasury Bills	—	51,000	—	51,000
Repurchase Agreements	—	262,393	—	262,393
Currency Futures Contracts**	13,526	—	—	13,526
Currency Index Swap Agreements**	—	3,191	—	3,191
Total Assets	$638,107	$626,851	$—	$1,264,958

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$393,238	$–	$(80,000)	$225	$(1,671)	$311,792	12,532	$4,082
Guggenheim Ultra Short Duration Fund — Institutional Class	384,261	–	(70,000)	(212)	(1,260)	312,789	31,531	2,502
	$777,499	$–	$(150,000)	$13	$(2,931)	$624,581		$6,584

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of other swap agreements entered into by a fund are accountedfor using the unrealized appreciation or depreciation on the agreements that are determined bymarking the agreements to the last quotedvalue of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom swap basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.25%
Due 01/03/22	$132,534,999	$132,535,551	Due 11/30/26	$135,013,600	$135,185,818

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.01%			0.13%
Due 01/03/22	54,812,529	54,812,575	Due 07/15/30	49,979,168	55,908,855

BofA Securities, Inc.			U.S. Treasury Note
0.02%			2.88%
Due 01/03/22	49,829,572	49,829,655	Due 11/30/25	47,581,300	50,826,225

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$35,875	$37,320
Basic Materials Fund	1,320,088	1,346,064
Biotechnology Fund	6,058,004	6,174,645
Consumer Products Fund	1,195,777	1,240,022
Electronics Fund	1,334,984	1,386,869
Emerging Markets 2x Strategy Fund	75,390	77,597
Energy Fund	1,095,823	1,133,448
Energy Services Fund	169,303	172,351
Europe 1.25x Strategy Fund	44,500	45,542
Financial Services Fund	220,379	230,727
Health Care Fund	277,654	284,153
Internet Fund	127,080	130,950
Leisure Fund	202,648	215,310
Mid-Cap 1.5x Strategy Fund	55,180	58,170
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,920,976	2,017,360
NASDAQ-100® Fund	8,530,814	8,958,857
Nova Fund	31,308	33,259
Precious Metals Fund	3,003,756	3,101,237
Real Estate Fund	1,036	1,093
Retailing Fund	385,492	398,667
Russell 2000® 1.5x Strategy Fund	41,252	43,458
Russell 2000® Fund	2,037,326	2,085,823
S&P 500® Fund	16,101	17,104
S&P 500® Pure Value Fund	53,954	57,315
S&P MidCap 400® Pure Growth Fund	624,398	647,900
S&P SmallCap 600® Pure Growth Fund	34,324	35,162
S&P SmallCap 600® Pure Value Fund	7,727	8,085
Technology Fund	655,625	695,432
Telecommunications Fund	56,124	57,957
Transportation Fund	1,156,753	1,201,542

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$13,179,299	$2,328,823	$-	$2,328,823
Basic Materials Fund	34,367,844	18,645,217	(20,416)	18,624,801
Biotechnology Fund	108,576,172	81,639,452	(7,345,912)	74,293,540
Consumer Products Fund	53,850,945	44,748,969	(400,979)	44,347,990
Dow Jones Industrial Average® Fund	45,869,367	5,921,839	(3,573)	5,918,266
Electronics Fund	70,963,191	29,609,543	(430,896)	29,178,647
Emerging Markets 2x Strategy Fund	3,916,921	599,799	(302,407)	297,392
Emerging Markets Bond Strategy Fund	386,415	2,061	(177)	1,884
Energy Fund	58,239,179	1,883,097	(1,283,402)	599,695
Energy Services Fund	13,982,213	–	(4,052,089)	(4,052,089)
Europe 1.25x Strategy Fund	3,215,389	207,590	(1,749)	205,841
Financial Services Fund	42,508,906	10,193,628	(145,670)	10,047,958
Government Long Bond 1.2x Strategy Fund	89,847,525	–	(248,439)	(248,439)
Health Care Fund	63,816,602	14,016,870	(381,783)	13,635,087
High Yield Strategy Fund	39,395,910	77,426	(32,625)	44,801
Internet Fund	34,609,606	–	(10,954,345)	(10,954,345)
Inverse Emerging Markets 2x Strategy Fund	858,937	–	(7,379)	(7,379)
Inverse Government Long Bond Strategy Fund	33,946,704	–	(2,225,276)	(2,225,276)
Inverse High Yield Strategy Fund	1,202,238	4,644	–	4,644
Inverse Mid-Cap Strategy Fund	185,972	517	(4,531)	(4,014)
Inverse NASDAQ-100® Strategy Fund	9,508,682	43,625	(153,148)	(109,523)
Inverse Russell 2000® Strategy Fund	5,385,430	24,072	(119,584)	(95,512)
Inverse S&P 500® Strategy Fund	34,617,959	43,530	(440,264)	(396,734)
Japan 2x Strategy Fund	1,683,215	2,496	(36,141)	(33,645)
Leisure Fund	9,376,207	4,190,653	(127,893)	4,062,760
Long Short Equity Fund	15,133,172	3,653,054	(498,962)	3,154,092
Mid-Cap 1.5x Strategy Fund	14,739,886	3,896,953	(111,584)	3,785,369
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	508,776,410	41,166,773	(6,569,101)	34,597,672
NASDAQ-100® Fund	722,659,370	1,350,016,615	(11,528,546)	1,338,488,069
Nova Fund	537,608,812	9,715,520	(322,201)	9,393,319
Precious Metals Fund	63,218,098	9,807,892	(285,499)	9,522,393
Real Estate Fund	11,366,722	1,317,801	(3,376)	1,314,425
Retailing Fund	14,623,845	3,205,394	(201,590)	3,003,804
Russell 2000® 1.5x Strategy Fund	9,572,556	488,398	(95,036)	393,362
Russell 2000® Fund	36,558,984	1,334,041	(1,225,975)	108,066
S&P 500® Fund	185,349,811	49,772,790	(320,903)	49,451,887
S&P 500® Pure Growth Fund	130,695,489	17,644,646	(758,416)	16,886,230
S&P 500® Pure Value Fund	49,622,829	2,591,445	(8,357)	2,583,088
S&P MidCap 400® Pure Growth Fund	53,132,793	10,274,813	(406,953)	9,867,860
S&P MidCap 400® Pure Value Fund	14,839,385	2,136,565	(24,443)	2,112,122
S&P SmallCap 600® Pure Growth Fund	5,767,883	1,366,999	(39,946)	1,327,053
S&P SmallCap 600® Pure Value Fund	12,068,531	15,596	(80,168)	(64,572)
Strengthening Dollar 2x Strategy Fund	4,361,019	3,922	(61,753)	(57,831)
Technology Fund	63,721,094	36,714,410	(612,479)	36,101,931
Telecommunications Fund	8,255,104	200,056	(25,731)	174,325
Transportation Fund	20,292,947	10,447,410	(32,570)	10,414,840
Utilities Fund	23,408,898	2,096,684	(55,202)	2,041,482
Weakening Dollar 2x Strategy Fund	1,245,596	19,362	–	19,362

Note 7 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds' investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.